As filed with the Securities and Exchange Commission on April 29, 2008

File Nos. 333-37115

811-08399

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Post-Effective Amendment No. 34	☒
and
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 36	☒

PIMCO Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Ernest L. Schmider Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On May 1, 2008 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 34 to the Registration Statement of PIMCO Variable Insurance Trust (the “Registrant”) on Form N-1A (File No. 333-37115) is being filed to provide updated financial information for, and make other non-material changes to, the Registrant’s Administrative Class, Institutional Class, and Advisor Class and Class M prospectuses.

PIMCO Funds Prospectus

PIMCO

Variable

Insurance

Trust

May 1, 2008

Share Class

Adm Administrative

SHORT DURATION BOND PORTFOLIOS

Low Duration Portfolio

Money Market Portfolio

Short-Term Portfolio

INTERMEDIATE DURATION BOND PORTFOLIOS

High Yield Portfolio

Total Return Portfolio

LONG DURATION BOND PORTFOLIO

Long-Term U.S. Government Portfolio

REAL RETURN STRATEGY PORTFOLIOS

CommodityRealReturn™ Strategy Portfolio

RealEstateRealReturn Strategy Portfolio

Real Return Portfolio

INTERNATIONAL BOND PORTFOLIOS

Diversified Income Portfolio

Emerging Markets Bond Portfolio

Foreign Bond Portfolio (Unhedged)

Foreign Bond Portfolio (U.S. Dollar-Hedged)

Global Bond Portfolio (Unhedged)

ACTIVE ASSET ALLOCATION PORTFOLIOS

All Asset Portfolio

All Asset All Authority Portfolio

EQUITY-RELATED PORTFOLIOS

Small Cap StocksPLUS® TR Portfolio

StocksPLUS® Growth and Income Portfolio

StocksPLUS® Total Return Portfolio

Prospectus

PIMCO Variable Insurance Trust

May 1, 2008

Administrative

Class Shares

This prospectus describes 19 separate investment portfolios (the “Portfolios”), offered by the PIMCO Variable Insurance Trust (the “Trust”). The Portfolios provide access to the professional investment management services offered by Pacific Investment Management Company LLC (“PIMCO”).

This prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Assets in the Separate Account are invested in shares of the Portfolios in accordance with allocation instructions received from owners of the Variable Contracts (“Variable Contract Owners”). Variable Contract Owners do not deal directly with the Portfolios to purchase or redeem shares. The allocation rights of Variable Contract Owners are described in the accompanying Separate Account prospectus. Shares of the Portfolios also may be sold to qualified pension and retirement plans outside of the separate account context.

This prospectus should be read in conjunction with the prospectus of the Separate Account. Both prospectuses should be read carefully and retained for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Variable Insurance Trust

Prospectus	2

Summary Information

The table below compares certain investment characteristics of the Portfolios. Other important characteristics are described in the individual Portfolio Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

Category	Portfolio	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Portfolios	Low Duration	Short maturity fixed income instruments	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Money Market	Money market instruments	≤ 90 days dollar- weighted average maturity	Min. 95% of total assets Prime 1; ≤ 5% of total assets Prime 2	0%
	Short-Term	Money market instruments and short maturity fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-10% of total assets
Intermediate Duration Bond Portfolios	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% of assets below Baa subject to max 5% of total assets rated Caa	0-20% of total assets
	Total Return	Intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Long Duration Bond Portfolio	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Real Return Strategy Portfolios	CommodityRealReturn™ Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Real Return	Inflation-indexed fixed income instruments	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
International Bond Portfolios	Diversified Income	Investment grade corporate, high yield and emerging market fixed income instruments	3-8 years	Max 10% of total assets below B	No limitation
	Emerging Markets Bond	Emerging market fixed income instruments	≤ 8 years	Max 15% of total assets below B	≥ 80%(3) of assets
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(3) of assets
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(3) of assets
	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(3) of total assets
Active Asset Allocation Portfolios	All Asset	Certain funds of the PIMCO Funds	Average of PIMCO Funds held(4)	Average of PIMCO Funds held(4)	Average of PIMCO Funds held(4)
	All Asset All Authority	Certain funds of the PIMCO Funds	Average of PIMCO Funds held(4)	Average of PIMCO Funds held(4)	Average of PIMCO Funds held(4)
Equity-Related Portfolios	StocksPLUS® Growth and Income	S&P 500 stock index derivatives backed by a portfolio of fixed-income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of fixed-income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
(1)

As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

(2)	Each Portfolio (except the Long-Term U.S. Government Portfolio) may invest beyond this limit in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The Portfolio invests in certain funds of the PIMCO Funds and does not invest directly in securities of other issuers.
(5)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

3	PIMCO Variable Insurance Trust

Summary Information (continued)

Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;

•    structured notes, including hybrid or “indexed” securities and event-linked bonds;

•    loan participations and assignments;

•    delayed funding loans and revolving credit facilities;

•    bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•    repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;

•    debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•    obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•    obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Portfolios may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a Portfolio with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

• high quality • investment grade • below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P and Fitch. A Portfolio may purchase a security, regardless of any rating modification, provided the security is rated at or above the Portfolio’s minimum rating category. For example, a Portfolio may purchase a security rated B3 by Moody’s, B- by S&P or B- by Fitch, provided the Portfolio may purchase securities rated B.

Prospectus	4

Summary Information (continued)

Portfolio Descriptions, Performance, Fees and Disclosure of Portfolio Holdings

The following summaries identify each Portfolio’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Portfolios begins after the Portfolio Summaries. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Portfolios.

Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Portfolio’s holdings.

It is possible to lose money on investments in the Portfolios.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments made by the All Asset and All Asset All Authority Portfolios

The All Asset and All Asset All Authority Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset and All Asset All Authority Portfolios may invest in any or all of the funds of the PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040 and RealRetirement™ 2050 Funds (“Underlying Funds”). The Underlying Funds in which the All Asset and All Asset All Authority Portfolios invest are not offered in this prospectus. Please see the “Description of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

5	PIMCO Variable Insurance Trust

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Prospectus	6

PIMCO All Asset Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with preservation of real capital and prudent investment management	Portfolio Focus Underlying PIMCO Funds Average Portfolio Duration Average of PIMCO Funds held	Credit Quality Average of PIMCO Funds held Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds. Though it is anticipated that the Portfolio will not currently invest in the European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, Japanese StocksPLUS® TR Strategy, StocksPLUS® Municipal-Backed and StocksPLUS® TR Short Strategy Funds, the Portfolio may invest in these Underlying Funds in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Please see the “Description of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn™ Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short-and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the asset class exposures represented by the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Portfolio is classified as “nondiversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”) because it may invest in a limited number of Underlying Funds. However, since certain of the Underlying Funds in which the Portfolio invests are classified as diversified for purposes of the 1940 Act, the Portfolio may indirectly diversify its portfolio.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Portfolio may invest in additional PIMCO Funds created in the future.

7	PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio (continued)

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return of the Portfolio, are:

• Allocation Risk	• Underlying Fund Risk	• Issuer Non-Diversification Risk

The principal risks of investing in the Underlying Funds, and consequently the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Commodity Risk

•   Equity Risk

•   Mortgage-Related and
 Other Asset-Backed Risk

•   Foreign (Non-U.S.)  Investment Risk

•   Real Estate Risk

•   Emerging Markets Risk

•   Currency Risk

•   Issuer Non-Diversification  Risk

•   Leveraging Risk

• Smaller Company Risk • Management Risk • California State Specific Risk • New York State Specific Risk • Tax Risk • Subsidiary Risk • Municipal Project-Specific Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

Performance Information

The Portfolio measures its performance against two benchmarks. The Portfolio’s primary benchmark is the Lehman Brothers U.S. TIPS 1-10 Year Index. The Portfolio’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics. The Portfolio believes that this secondary benchmark reflects the Portfolio’s long-term investment strategy more accurately than the Lehman Brothers U.S. TIPS 1-10 Year Index. For more information on the Portfolio’s benchmarks, see the Average Annual Total Returns Table on the next page.

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index and the Portfolio’s secondary benchmark. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	8

PIMCO All Asset Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘04)	5.25%

	Lowest (2nd Qtr. ‘04)	-3.30%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (4/30/03)
Administrative Class	8.33%	8.87%
Lehman Brothers U.S. TIPS 1-10 Year Index(1)	11.45%	5.50%
CPI + 500 Basis Points(2)	9.39%	8.14%

(1)

Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)

The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonably adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor, Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Acquired Fund Fees and Expenses (Underlying Fund Expenses)(2)	Total Annual Portfolio Operating Expenses(3)	Expense Reduction(4)(5)	Net Annual Portfolio Operating Expenses
Administrative	0.175%	0.15%	0.25%	0.69%	1.265%	(0.02%)	1.245%

(1)	“Other Expenses” reflect an Administrative Fee of 0.25%.
(2)

Acquired Fund Fees and Expenses (Underlying Fund Expenses) for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Acquired Fund Fees and Expenses (Underlying Fund Expenses) will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Underlying Fund Expenses.

(4)

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

The Expense Reduction, as described in footnote 4 above, is implemented based on a calculation of Underlying Fund Expenses attributable to advisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses (Underlying Fund Expenses) listed in the table above and described in footnote 2. Please see the Management of the Portfolios—Fund of Funds Fees section of this prospectus for additional information.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$127	$395	$684	$1,506

9	PIMCO Variable Insurance Trust

PIMCO All Asset All Authority Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Portfolio Focus Underlying PIMCO Funds Average Portfolio Duration Average of PIMCO Funds held	Credit Quality Average of PIMCO Funds held Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds. The Portfolio invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Please see the “Descriptions of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Portfolio’s investment in any particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio’s investment in the StocksPLUS® TR Short Strategy Fund normally will not exceed 20% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration, StocksPLUS® Municipal-Backed and StocksPLUS® Total Return Funds (“U.S. Stock Funds”) normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Funds (“Non-U.S. Stock Funds”) normally will not exceed 33 1/3% of its total assets. The Portfolio’s combined investments in the U.S. Stock Funds and Non-U.S. Stock Funds (less any investment in the StocksPLUS® TR Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn™ Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the asset class exposures represented by the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Portfolio is classified as “nondiversified” for purposes of the 1940 Act because it may invest in a limited number of Underlying Funds. However, since certain of the Underlying Funds in which the Portfolio invests are classified as diversified for purposes of the 1940 Act, the Portfolio may indirectly diversify its portfolio.

The Portfolio may use leverage by borrowing for investment purposes. The Portfolio will borrow only from banks, and only when the value of the Portfolio’s assets, minus its liabilities other than borrowings, equals or exceeds 300% of the Portfolio’s total borrowings, including the proposed borrowing. If at any time this 300% coverage requirement is not met, the Portfolio will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Portfolio may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Portfolio’s borrowings are substantial, the interest expense to the Portfolio may result in the Portfolio having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Portfolio during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying Funds may engage in certain transactions that give rise to a form of leverage.

Prospectus	10

PIMCO All Asset All Authority Portfolio (continued)

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Portfolio may invest in additional PIMCO Funds created in the future.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect the net asset value, yield and total return of the Portfolio are:

• Allocation Risk • Leveraging Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

The principal risks of investing in the Underlying Funds, and consequently the Portfolio, which could adversely affect the Portfolio’s net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Commodity Risk

•  Equity Risk

•  Mortgage-Related and
 Other Asset-Backed Risk

•  Foreign (Non-U.S.)  Investment Risk

•  European Concentration Risk

•  Far Eastern (excluding Japan)  Concentration Risk

•  Japanese Concentration Risk

•  Real Estate Risk

•  Emerging Markets Risk

•  Currency Risk

•  Issuer Non-Diversification Risk

•  Leveraging Risk

•  Smaller Company Risk

•  Management Risk

•  California State-Specific Risk

•  New York State-Specific Risk

•  Tax Risk

•  Subsidiary Risk

•  Municipal Project-Specific Risk

•  Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

Performance Information

The Portfolio has not commenced operations as of the date of this prospectus. Thus, no bar chart or average annual returns table is included for the Portfolio.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Acquired Fund Fees and Expenses (Underlying Fund Expenses)(2)	Total Annual Portfolio Operating Expenses(3)	Expense Reduction(4)(5)(6)	Net Annual Portfolio Operating Expenses
Administrative	0.20%	0.15%	1.66%	0.98%	2.99%	(0.10%)	2.89%

(1)

“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25%, organizational expenses of 0.09% and estimated interest and line of credit expense of 1.32%. Interest expense is generally incurred as a result of investment management activities.

(2)

Since the Portfolio has not commenced operations as of the date of this prospectus, Acquired Fund Fees and Expenses (Underlying Fund Expenses) for the Portfolio are estimated based upon the expected allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Acquired Fund Fees and Expenses (Underlying Fund Expenses) will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)	Total Annual Portfolio Operating Expenses excluding interest expense is estimated to be 1.67% for the Administrative Class.
(4)

PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual portfolio operating expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund Expenses) and expenses borne by the Portfolio not covered by the administrative fee as described under “Management of the Portfolios—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.6049% of the Portfolio’s average net assets attributable to Administrative Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed, for the All Asset All Authority Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these

11	PIMCO Variable Insurance Trust

PIMCO All Asset All Authority Portfolio (continued)

waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. As the Portfolio has not commenced operations as of the date of this prospectus, the Expense Reduction is estimated based upon the expense allocation of the Portfolio’s assets among the Underlying Funds.

(6)

The Expense Reduction, as described in footnote 5 above, is implemented based on a calculation of Underlying Fund Expenses attributable to advisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses (Underlying Fund Expenses) listed in the table above and described in footnote 2. Please see the Management of the Portfolios—Fund of Funds Fees section of this prospectus for additional information.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Administrative	$292	$895

Prospectus	12

PIMCO CommodityRealReturn™ Strategy Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Portfolio Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments Average Collateral Fixed Income Duration ≤ 10 years	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Portfolio may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Portfolio and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Portfolio or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Portfolio’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Portfolio’s portfolio may deviate from the returns of any particular commodity index. The Portfolio or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Portfolio has greater or lesser exposure to that index than the value of the Portfolio’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Portfolio will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Portfolio’ s net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Portfolio may concentrate its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

13	PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn™ Strategy Portfolio (continued)

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Portfolio may experience substantial losses. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Commodity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Tax Risk • Subsidiary Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

This page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘05)	15.29%

	Lowest (1st Qtr. ‘06)	-5.27%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (6/30/04)
Administrative Class	23.24%	12.58%
Dow Jones AIG Commodity Total Return Index(1)	16.23%	11.60%

(1)

The Dow Jones AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Portfolio Operating Expenses(3)(4)	Expense Reduction(5)	Net Annual Portfolio Operating Expenses
Administrative	0.49%	0.15%	0.31%	0.05%	1.00%	(0.05%)	0.95%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)

The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

(3)	Total Annual Portfolio Operating Expenses excluding interest expense is 0.94%.
(4)

The Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described in footnote 2 above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$97	$303	$525	$1,166

Prospectus	14

PIMCO Diversified Income Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with prudent investment management	Portfolio Focus Investment grade corporate, high yield and emerging market Fixed Income Instruments Average Portfolio Duration 3-8 years	Credit Quality Maximum 10% of total assets below B Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from three to eight years, based on PIMCO’s forecast for interest rates.

The Portfolio may invest in a diversified pool of corporate fixed income securities of varying maturities. The Portfolio may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 10% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest, without limitation, in securities denominated in foreign currencies and in U.S.-dollar-denominated securities of foreign issuers.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect the net asset value, yield and total return of the Portfolio are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The Portfolio has not commenced operations as of the date of this prospectus. Thus, no bar chart or average annual returns table is included for the Portfolio.

15	PIMCO Variable Insurance Trust

PIMCO Diversified Income Portfolio (continued)

Fees and Expenses of the Fund

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses	Expense Reduction(2)	Net Portfolio Operating Expenses
Administrative	0.45%	0.15%	0.38%	0.98%	(0.08%)	0.90%

(1)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.30% and organizational expenses.
(2)

PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual portfolio operating expenses (excluding expenses borne by the Portfolio not covered by the administrative fee as described under “Management of the Portfolios—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.9049% of the Portfolio’s average net assets attributable to Administrative Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Administrative	$92	$287

Prospectus	16

PIMCO Emerging Markets Bond Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Emerging market Fixed Income Instruments Average Portfolio Duration ≤ 8 years	Credit Quality Maximum 15% of total assets below B Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. Please see “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to an emerging market country. The average portfolio duration of this Portfolio varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Portfolio emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Portfolio’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Portfolio likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Portfolio may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Portfolio may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an

Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

17	PIMCO Variable Insurance Trust

PIMCO Emerging Markets Bond Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘03)	10.61%

	Lowest (2nd Qtr. ‘04)	-6.09%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (9/30/02)
Administrative Class	5.80%	13.57%	16.23%
JPMorgan Emerging Markets Bond Index Global(1)	6.28%	12.66%	14.57%

(1)

JP Morgan Emerging Markets Bond Index Global is an unmanaged index which tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.45%	0.15%	0.40%	1.00%

(1)   “Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$102	$318	$552	$1,225

Prospectus	18

PIMCO Foreign Bond Portfolio (Unhedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Intermediate maturity non-U.S. Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Please see “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to a foreign (non-U.S.) country.

PIMCO selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2008 was 6.56 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Portfolio invests a significant portion of its assets in a concentrated geographic area, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

Since the Portfolio commenced operations on April 30, 2008, it does not have a full calendar year of performance. Thus, no bar chart or average annual returns table is included for the Portfolio.

19	PIMCO Variable Insurance Trust

PIMCO Foreign Bond Portfolio (Unhedged) (continued)

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses	Expense Reduction(2)	Net Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.59%	0.99%	(0.09%)	0.90%

(1)   “Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.50%, organizational expenses and pro rata Trustees’ fees.

(2)   PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual portfolio operating expenses (excluding expenses borne by the Portfolio not covered by the administrative fee as described under “Management of the Portfolios—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.9049% of the Portfolio’s average net assets attributable to Administrative Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Administrative	$92	$287

Prospectus	20

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Intermediate maturity hedged non-U.S. Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Please see “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to a foreign (non-U.S.) country. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2008 was 6.56 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Portfolio invests a significant portion of its assets in a concentrated geographic area, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

21	PIMCO Variable Insurance Trust

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘00)	3.67%

	Lowest (2nd Qtr. ‘07)	-1.24%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (2/16/99)(2)
Administrative Class	3.62%	3.75%	4.71%
JPMorgan Government Bond Indices Global Ex-U.S. Index Hedged in USD(1)	5.06%	4.18%	5.14%

(1)

The JPMorgan Government Bond Indices Global Ex-U.S. Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)	The Administrative Class shares commenced operations on 2/16/99. Index comparisons began on 2/28/99.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.50%	0.90%

(1)   “Other Expenses” reflect an administrative fee of 0.50%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$92	$287	$498	$1,108

Prospectus	22

PIMCO Global Bond Portfolio (Unhedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus U.S. and non-U.S. intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

PIMCO selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Portfolio’s total assets. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global FX New York Index Unhedged in USD, which as of March 31, 2008 was 6.33 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an

Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

23	PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged) (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘04)	8.58%

	Lowest (2nd Qtr. ‘04)	-2.93%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (1/10/02)(2)
Administrative Class	9.73%	6.29%	8.56%
JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD(1)	10.73%	6.66%	8.02%

(1)

The JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)	The Administrative Class shares commenced operations on 1/10/02. Index comparisons began on 12/31/01.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.50%	0.90%

(1)	“Other Expenses” reflect an administrative fee of 0.50%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$92	$287	$498	$1,108

Prospectus	24

PIMCO High Yield Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Higher yielding fixed income securities Average Portfolio Duration 2-6 years	Credit Quality Caa to Aaa; minimum 80% of assets below Baa subject to maximum 5% of total assets rated Caa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies from two to six years based on PIMCO’s forecast for interest rates. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of one or more broad-based securities market indices. The bar chart and table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

25	PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘02)	8.69%

	Lowest (3rd Qtr. ‘02)	-5.02%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (04/30/98)
Administrative Class	3.50%	9.60%	5.40%
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index(1)	3.19%	9.51%	5.40%

(1)

The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.35%	0.75%

(1)	“Other Expenses” reflect an administrative fee of 0.35%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$77	$240	$417	$930

Prospectus	26

PIMCO Long-Term U.S. Government Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Portfolio will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Portfolio is normally expected to be more than ten years.

The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk	• Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

27	PIMCO Variable Insurance Trust

PIMCO Long-Term U.S. Government Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘02)		10.87%

	Lowest (2nd Qtr. ‘04)	-	5.55%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (4/30/99)
Administrative Class	9.75%	5.38%	7.53%
Lehman Brothers Long-Term Treasury Index(1)	9.81%	5.63%	7.24%

(1)

The Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Government or investment grade credit securities having a maturity of 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.225%	0.15%	0.25%	0.625%

(1)   “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$64	$200	$349	$780

Prospectus	28

PIMCO Low Duration Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Short maturity Fixed Income Instruments Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on PIMCO’s forecast for interest rates.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

29	PIMCO Variable Insurance Trust

PIMCO Low Duration Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	4.23%

	Lowest (2nd Qtr. ‘04)	-0.61%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (2/16/99)(2)
Administrative Class	7.36%	3.28%	4.61%
Merrill Lynch 1-3 Year Treasury Index(1)	7.32%	3.13%	4.60%

(1)

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)	The Administrative Class shares commenced operations on 2/16/99. Index comparisons began on 2/28/99.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.25%	0.65%

(1)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$66	$208	$362	$810

Prospectus	30

PIMCO Money Market Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Portfolio Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% of total assets rated Prime 1; ≤ 5% of total assets Prime 2 Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Portfolio may invest in the following: obligations of the U.S. Government (including its agencies and government-sponsored enterprises); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Portfolio may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Portfolio’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk • Issuer Risk	• Foreign (Non-U.S.) Investment Risk • Management Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

31	PIMCO Variable Insurance Trust

PIMCO Money Market Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘00)	1.60%

	Lowest (1st Qtr. ‘04)	0.14%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (9/30/99)
Administrative Class	4.86%	2.76%	3.19%
Citigroup 3-Month Treasury Bill Index(1)	4.74%	2.95%	3.36%

(1)

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.12%	0.15%	0.20%	0.47%

(1)	“Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$48	$151	$263	$591

Prospectus	32

PIMCO RealEstateRealReturn Strategy Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Portfolio Focus Real estate-linked derivatives backed by a portfolio of inflation indexed and other Fixed Income Instruments Average Collateral Fixed Income Duration ≤ 10 years	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Portfolio may also invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Portfolio may also invest in exchange traded funds.

The Portfolio typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Portfolio will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Portfolio may experience substantial losses. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Real Estate Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

33	PIMCO Variable Insurance Trust

PIMCO RealEstateRealReturn Strategy Portfolio (continued)

Performance Information

This page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s average annual returns compare to a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Calendar Year Total Returns — Administrative Class Calendar Year End (through 12/31)

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘06)	11.70%

	Lowest (2nd Qtr. ‘07)	-12.62%

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Fund Inception (09/30/05)
Administrative Class	-12.67%	5.82%
Dow Jones Wilshire Real Estate Investment Trust Index(1)	-17.88%	6.24%

(1)

Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the Portfolio began tracking its performance against a float-adjusted version of the index as the full-market-cap version of the index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Administrative	0.49%	0.15%	0.35%	0.99%

(1)   “Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.

(2)   Total Annual Portfolio Operating Expenses excluding interest expense is 0.89%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$101	$315	$547	$1,213

Prospectus	34

PIMCO Real Return Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Portfolio Focus Inflation-indexed Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective duration of the Lehman Brothers U.S. TIPS Index, which as of March 31, 2008 was 7.9 years.

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

35	PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘02)	8.34%

	Lowest (2nd Qtr. ‘04)	-2.91%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (9/30/99)
Administrative Class	10.63%	6.16%	8.67%
Lehman Brothers U.S. TIPS Index(1)	11.63%	6.27%	8.29%

(1)

Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), having at least 1 year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.25%	0.65%
(1) “Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$66	$208	$362	$810

Prospectus	36

PIMCO Short-Term Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Portfolio Focus Money market instruments and short maturity Fixed Income Instruments Average Portfolio Duration ≤1 year	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Portfolio is normally not expected to exceed three years.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Fees and Expenses of the Portfolio

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Issuer Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

37	PIMCO Variable Insurance Trust

PIMCO Short-Term Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	2.37%

	Lowest (2nd Qtr. ‘04)	-0.04%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (9/30/99)
Administrative Class	4.49%	2.92%	3.85%
Citigroup 3-Month Treasury Bill Index(1)	4.74%	2.95%	3.36%

(1)

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.20%	0.60%

(1)	“Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$61	$192	$335	$750

Prospectus	38

PIMCO Small Cap StocksPLUS® TR Portfolio

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the Russell 2000® Index	Portfolio Focus Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses Russell 2000® Index derivatives in addition to or in place of Russell 2000® Index stocks to attempt to equal or exceed the performance of the Russell 2000® Index. The value of Russell 2000® Index derivatives closely track changes in the value of the index. However, Russell 2000® Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers U.S. Aggregate Index. As of March 31, 2008, the duration of the Lehman Brothers U.S. Aggregate Index was 4.38 years. The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. The Portfolio seeks to remain invested in Russell 2000® Index derivatives or Russell 2000® Index stocks even when the Russell 2000® Index is declining.

Though the Portfolio does not normally invest directly in Russell 2000® Index securities, when Russell 2000® Index derivatives appear to be overvalued relative to the Russell 2000® Index, the Portfolio may invest all of its assets in a “basket” of Russell 2000® Index stocks. The Portfolio also may invest in exchange traded funds based on the Russell 2000® Index.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both Russell 2000® Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Portfolio may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000® Index stocks. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

39	PIMCO Variable Insurance Trust

PIMCO Small Cap StocksPLUS® TR Portfolio (continued)

Performance Information

Since the Portfolio commenced operations on January 31, 2007, it does not have a full calendar year of performance. Thus, no bar chart or average annual returns table is included for the Portfolio.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Administrative	0.44%	0.15%	0.44%	1.03%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)	Total Annual Portfolio Operating Expenses excluding interest expense is 0.84%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Administrative	$105	$328

Prospectus	40

PIMCO StocksPLUS® Growth and Income Portfolio

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Portfolio Focus S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration ≤ 1 year	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Portfolio does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Portfolio may invest all of its assets in a “basket” of S&P 500 stocks. The Portfolio may also invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Portfolio may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

41	PIMCO Variable Insurance Trust

PIMCO StocksPLUS® Growth and Income Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	15.59%

	Lowest (3rd Qtr. ‘02)	-17.08%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	10 Years	Since Inception (12/31/97)
Administrative Class	6.86%	12.92%	6.23%	6.23%
S&P 500 Index(1)	5.49%	12.83%	5.91%	5.91%

(1)

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Administrative	0.25%	0.15%	0.10%	0.50%

(1)	“Other Expenses” reflect an administrative fee of 0.10%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$51	$160	$280	$628

Prospectus	42

PIMCO StocksPLUS® Total Return Portfolio

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Portfolio Focus S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers U.S. Aggregate Index. As of March 31, 2008, the duration of the Lehman Brothers U.S. Aggregate Index was 4.38 years. The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Portfolio does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Portfolio may invest all of its assets in a “basket” of S&P 500 stocks. The Portfolio also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Portfolio may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

43	PIMCO Variable Insurance Trust

PIMCO StocksPLUS® Total Return Portfolio (continued)

Performance Information

This page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s average annual returns compare to a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Calendar Year Total Returns — Administrative Class Calendar Year End (through 12/31)

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘06)	8.17%

	Lowest (2nd Qtr. ‘06)	-2.94%

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Fund Inception (9/30/05)
Administrative Class	9.57%	11.39%
S&P 500 Index(1)	5.49%	10.31%

(1)

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Administrative	0.39%	0.15%	0.60%	1.14%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)	Total Annual Portfolio Operating Expenses excluding interest expense is 0.79%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$116	$362	$628	$1,386

Prospectus	44

PIMCO Total Return Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers U.S. Aggregate Index, which as of March 31, 2008 was 4.38 years.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may not invest in equity securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

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PIMCO Total Return Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	5.42%

	Lowest (2nd Qtr. ‘04)	-2.22%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	10 Years	Since Inception (12/31/97)
Administrative Class	8.74%	4.97%	6.01%	6.01%
Lehman Brothers U.S. Aggregate Index(1)	6.97%	4.42%	5.97%	5.97%

(1)

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Administrative	0.25%	0.15%	0.43%	0.83%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)	Total Annual Portfolio Operating Expenses excluding interest expense is 0.65%.

Examples.  The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$85	$265	$460	$1,025

Prospectus	46

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio’s investments as a whole are called “principal risks.” The principal risks of each Portfolio are identified in the Portfolio Summaries and are described in this section. Each Portfolio may be subject to risks other than those described below because the types of investments made by a Portfolio can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Portfolios, their investments and the related risks. There is no guarantee that a Portfolio will be able to achieve its investment objective. It is possible to lose money by investing in a Portfolio.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Portfolio holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares.

Credit Risk

A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. To the extent that the Money Market Portfolio invests 25% or more of its assets in obligations issued by U.S. banks, the Portfolio will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

High Yield Risk

Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment.

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Market Risk

The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Portfolio, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Portfolio’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Portfolio will tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolios may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The CommodityRealReturn™ Strategy Portfolio and the CommodityRealReturn Strategy Fund®, an Underlying Fund, each may concentrate their assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the CommodityRealReturn™ Strategy Portfolio and, to the extent the All Asset and All Asset All Authority Portfolios invest in the CommodityRealReturn Strategy Fund®, the All Asset and All Asset All Authority Portfolios, may be more susceptible to risks associated with those sectors.

Prospectus	48

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Risk

Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio may have to reinvest that money at the lower prevailing interest rates. The Portfolios’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk

A Portfolio that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Portfolio invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When an Underlying Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

An Underlying Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of some Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

An Underlying Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s. While Japan’s recent

49	PIMCO Variable Insurance Trust

economic performance has shown improvements with positive GDP growth, the Japanese government continues to deal with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending. Should any or all of these problems persist or worsen, the Underlying Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

Real Estate Risk

A Portfolio that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Portfolio invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

If a Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the returns of the Portfolio.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Portfolios that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

To the extent that the All Asset and All Asset All Authority Portfolios invest a significant portion of their assets in an Underlying Fund, the All Asset and All Asset All Authority Portfolios will be particularly sensitive to the risks associated with that Underlying Fund. Please see “Underlying Fund Risks” below.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The CommodityRealReturn™ Strategy Portfolio’s Subsidiary will comply with these asset segregation or

Prospectus	50

“earmarking” requirements to the same extent as the Portfolio. The Portfolios also may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause a Portfolio to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s portfolio securities (or the value of the Underlying Funds in the case of the All Asset and All Asset All Authority Portfolios).

Smaller Company Risk

The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Portfolio and the CommodityRealReturn™ Strategy Portfolio’s Subsidiary are subject to management risk because they are actively managed investment portfolios. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolios and the Subsidiary, but there can be no guarantee that these decisions will produce the desired results.

California State-Specific Risk

An Underlying Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

An Underlying Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Municipal Project-Specific Risk

An Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Sale Risk

A Portfolio’s short sales, if any, are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money

51	PIMCO Variable Insurance Trust

than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Tax Risk

The CommodityRealReturn™ Strategy Portfolio gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Portfolio may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in its Subsidiary will also constitute qualifying income to the Portfolio.

Based on such rulings, the Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in its Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn™ Strategy Portfolio” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

To the extent the All Asset and All Asset All Authority Portfolios invest in the CommodityRealReturn Strategy Fund®, an Underlying Fund with substantially similar investment objectives and strategies as the CommodityRealReturn™ Strategy Portfolio, the use of the above noted investments by the Underlying Fund could subject shareholders of the Portfolios to risks similar to those borne by shareholders of the CommodityRealReturn™ Strategy Portfolio. See “Tax Consequences.”

The Fundamental Advantage Tax Efficient Strategy Fund, an Underlying Fund in which the All Asset and All Asset All Authority Portfolios may invest, typically will seek to achieve its investment objective by investing in total return swap agreements. While the Underlying Fund may utilize swap agreements that are tax efficient, the tax treatment of swap agreements and other derivatives may be affected by future legislation or Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect the character, timing and/or amount of the Underlying Fund’s taxable income or gains and distributions made by the Underlying Fund.

Subsidiary Risk

By investing in the Subsidiary, the CommodityRealReturn ™ Strategy Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturn™ Strategy Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could

Prospectus	52

adversely affect the CommodityRealReturn™ Strategy Portfolio and to the extent the All Asset and All Asset Authority Portfolios invest in the CommodityRealReturn Strategy Fund®, an Underlying Fund with substantially similar investment objectives and strategies as the CommodityRealReturn™ Strategy Portfolio, the All Asset and All Asset All Authority Portfolios.

Allocation Risk

The All Asset and All Asset All Authority Portfolios’ investment performance depends upon how their assets are allocated and reallocated between the Underlying Funds according to the Portfolios’ asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for each Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other Underlying Funds under various market conditions. You could lose money on your investment in the All Asset and All Asset All Authority Portfolios as a result of these allocation decisions.

Underlying Fund Risks

Because the All Asset and All Asset All Authority Portfolios invest substantially all of their assets in Underlying Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Portfolios to achieve their investment objectives will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset and All Asset All Authority Portfolios’ net asset values will fluctuate in response to changes in the respective net asset values of the Underlying Funds in which they invest. The extent to which the investment performance and risks associated with the Portfolios correlate to those of a particular Underlying Fund will depend upon the extent to which the Portfolios’ assets are allocated from time to time for investment in the Underlying Fund, which will vary.

Management of the Portfolios

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Portfolios. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Portfolios and the Portfolios’ business affairs and other administrative matters. PIMCO also serves as the investment adviser for the CommodityRealReturn™ Strategy Portfolio’s Subsidiary.

PIMCO’s address is 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746 billion in assets under management.

PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as the asset allocation sub-adviser to the All Asset and All Asset All Authority Portfolios. Research Affiliates, LLC is located at 155 North Lake Avenue, Suite 900, Pasadena, CA 91101.

53	PIMCO Variable Insurance Trust

Advisory Fees

Each Portfolio pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended December 31, 2007, the Portfolios paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Portfolio taken separately):

Portfolio	Advisory Fees
Money Market Portfolio(1)	0.15%
All Asset Portfolio	0.175%
Long-Term U.S. Government Portfolio	0.225%
Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), High Yield, Low Duration, Real Return, Short-Term and Total Return Portfolios	0.25%

StocksPLUS® Growth and Income Portfolio(2)	0.30%
StocksPLUS® Total Return Portfolio(3)	0.44%
Emerging Markets Bond Portfolio	0.45%
CommodityRealReturn™ Strategy, RealEstateRealReturn Strategy and Small Cap StocksPLUS® TR Portfolios(4)	0.49%

(1)	Effective October 1, 2007, the Money Market Portfolio’s advisory fee was reduced by 0.03% to 0.12%.
(2)	Effective October 1, 2007, the StocksPLUS® Growth and Income Portfolio’s advisory fee was reduced by 0.05% to 0.25%.
(3)	Effective October 1, 2007, the StocksPLUS® Total Return Portfolio’s advisory fee was reduced by 0.05% to 0.39%.
(4)	Effective October 1, 2007, the Small Cap StocksPLUS® TR Portfolio’s advisory fee was reduced by 0.05% to 0.44%.

The All Asset All Authority, Diversified Income and Foreign Bond (Unhedged) Portfolios were not operational during the fiscal year ended December 31, 2007. The investment advisory fees for the All Asset All Authority, Diversified Income and Foreign Bond (Unhedged) Portfolios are at annual rates of 0.20%, 0.45% and 0.25%, respectively, based upon the average daily net assets of each Portfolio taken separately. In addition, the sub-advisory fee payable by PIMCO to Research Affiliates, LLC, is at an annual rate of 0.175% and 0.20% of the average daily net assets of the All Asset and All Asset All Authority Portfolios, respectively.

As more fully described under “Characteristics and Risks of Securities and Investment Techniques-Investment in Other Investment Companies,” each Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio (“PAPS Money Market Portfolio”), a money market fund advised by PIMCO. In the event a Portfolio invests in the PAPS Money Market Portfolio, 0.01% of the investment advisory fee the Portfolio pays to PIMCO under its investment advisory contract is designated as compensation for PIMCO’s services as investment adviser to the PAPS Money Market Portfolio.

A discussion of the basis for the Board of Trustees’ approval of the Portfolios’ investment advisory contract and asset allocation sub-advisory agreements, is available in the Portfolios’ Annual Report to shareholders for the fiscal year ended December 31, 2007. The All Asset All Authority, Diversified Income and Foreign Bond (Unhedged) Portfolios were not operational during the fiscal year ended December 31, 2007.

As discussed in its “Principal Investments and Strategies” section, the CommodityRealReturn™ Strategy Portfolio may pursue its investment objective by investing in its Subsidiary. The Subsidiary has entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the CommodityRealReturn™ Strategy Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

Administrative Fees

Each Portfolio pays for the administrative services it requires under what is essentially an all-in fee structure. Shareholders of each Portfolio pay an administrative fee to PIMCO, computed as a percentage of the Portfolio’s assets attributable in the aggregate to the Administrative Class shares. PIMCO, in turn, provides or procures administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. Each Portfolio does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Administrative Class shareholders, such as taxes and governmental fees,

Prospectus	54

brokerage fees, commissions and other transaction expenses, organizational expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Portfolio shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended December 31, 2007, each Portfolio paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets of each Portfolio taken separately):

Portfolio	Administrative Fees
StocksPLUS® Growth and Income Portfolio	0.10%
Money Market and Short-Term Portfolios	0.20%
All Asset, CommodityRealReturn™ Strategy, Long-Term U.S. Government, Low Duration, RealEstateRealReturn Strategy, Real Return, Small Cap Stocks PLUS® TR, StocksPLUS® Total Return and Total Return Portfolios	0.25%
High Yield Portfolio	0.35%
Emerging Markets Bond Portfolio	0.40%
Foreign Bond (U.S. Dollar-Hedged) and Global Bond (Unhedged) Portfolios	0.50%

The All Asset All Authority, Diversified Income and Foreign Bond (Unhedged) Portfolios were not operational during the fiscal year ended December 31, 2007. The administrative fees for the All Asset All Authority, Diversified Income and Foreign Bond (Unhedged) Portfolios are at annual rates of 0.25%, 0.30% and 0.50%, respectively, based upon the average daily net assets of each Portfolio taken separately.

PIMCO has contractually agreed, for the All Asset All Authority, Diversified Income and Foreign Bond (Unhedged) Portfolios’ current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares, by waiving a portion of its administrative fee or reimbursing the Portfolio in question, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of a Portfolio’s advisory fee, service fees, administrative fee and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. For these Portfolios, PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

Fund of Funds Fees

The All Asset and All Asset All Authority Portfolios pay advisory fees directly to PIMCO at an annual rate of 0.175% and 0.20%, respectively, based on the average daily net assets attributable in the aggregate to the Portfolios’ Administrative Class shares. The All Asset and All Asset All Authority Portfolios pay administrative fees directly to PIMCO at an annual rate of 0.25% based on the average daily net assets attributable in the aggregate to the Portfolios’ Administrative Class shares. The Portfolios also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which each Portfolio invests.

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. Similarly, PIMCO has contractually agreed, for the All Asset All Authority’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The Acquired Fund Fees and Expenses (Underlying Fund Expenses) shown in the Annual Portfolio Operating Expenses table for the All Asset and All Asset All Authority Portfolios may be higher than the Underlying Fund Expenses used for purposes of the Expense Reduction shown in that table due to differences in

55	PIMCO Variable Insurance Trust

the methods of calculation. The Acquired Fund Fees and Expenses (Underlying Fund Expenses), as required to be shown in the Annual Portfolio Operating Expenses table, are calculated using the total operating expenses for each Underlying Fund over the Portfolio’s average net assets. The Underlying Fund Expenses that are used for purposes of implementing the expense reduction described above are calculated using the advisory and administrative fees for each Underlying Fund over the total assets invested in Underlying Funds. Thus, the Acquired Fund Fees and Expenses (Underlying Fund Expenses) listed in the Annual Portfolio Operating Expenses table will typically be higher than the Underlying Fund Expenses used to calculate the Expense Reduction when the All Asset or All Asset All Authority Portfolios employ leverage as an investment strategy.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Portfolios invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset and All Asset All Authority Portfolios invest in Institutional Class shares of the Underlying Funds, shareholders of the All Asset and All Asset All Authority Portfolios indirectly bear a proportionate share of these expenses, depending on how the Portfolios’ assets are allocated from time to time among the Underlying Funds.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.445%
California Short Duration Municipal Income Fund	0.20	0.15	0.35
CommodityRealReturn Strategy Fund®	0.49	0.26	0.75	(2)
Convertible Fund	0.40	0.34	0.74
Developing Local Markets Fund	0.45	0.40	0.85
Diversified Income Fund	0.45	0.30	0.75
Emerging Local Bond Fund	0.45	0.70	1.15
Emerging Markets Bond Fund	0.45	0.40	0.85
European StocksPLUS® TR Strategy Fund	0.45	0.36	0.81
Extended Duration Fund	0.25	0.32	0.57
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.45	0.31	0.76
Floating Income Fund	0.30	0.25	0.55
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental Advantage Tax Efficient Strategy Fund	0.64	0.37	1.01	(3)
Fundamental Advantage Total Return Strategy Fund	0.64	0.27	0.91	(3)
Fundamental IndexPLUS™ Fund	0.45	0.25	0.70
Fundamental IndexPLUS™ TR Fund	0.54	0.25	0.79
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.81	1.06
High Yield Fund	0.25	0.25	0.50
High Yield Municipal Bond Fund	0.30	0.25	0.55	(4)
Income Fund	0.25	0.22	0.47	(5)(6)
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39	0.25	0.64
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45	0.32	0.77
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS® TR Strategy Fund	0.45	0.48	0.93
Long Duration Total Return Fund	0.25	0.25	0.50
Long-Term U.S. Government Fund	0.225	0.25	0.475
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Mortgage-Backed Securities Fund(7)	0.25	0.25	0.50

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Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
Municipal Bond Fund	0.225	0.30	0.525
New York Municipal Bond Fund	0.225	0.26	0.485
Real Return Asset Fund	0.35	0.25	0.60
Real Return Fund	0.25	0.20	0.45
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.20	0.40
Short-Term Fund	0.25	0.20	0.45
Small Cap StocksPLUS® TR Fund	0.44	0.25	0.69
StocksPLUS® Fund	0.25	0.25	0.50
StocksPLUS® Long Duration Fund	0.35	0.25	0.60	(8)
StocksPLUS® Municipal-Backed Fund	0.34	0.25	0.59
StocksPLUS® Total Return Fund	0.39	0.25	0.64
StocksPLUS® TR Short Strategy Fund	0.44	0.25	0.69
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50

(1)

Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expenses, taxes, governmental fees, pro rata Trustees’ fees and acquired fund fees and expenses) attributable to the Institutional Class shares. For the Fundamental Advantage Tax Efficient Strategy Fund, Fundamental Advantage Total Return Strategy Fund, Income Fund and StocksPLUS® Long Duration Fund, Other Expenses are based on estimated amounts for the initial fiscal year of the Fund’s Institutional class shares and include the Fund’s organizational expenses.

(2)

PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Fund’s subsidiary, PIMCO Cayman Commodity Fund I Ltd. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the subsidiary is in place.

(3)

PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Underlying Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (excluding any expenses borne by the Underlying Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.8949% of the Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year, to waive a portion of its advisory fee equal to 0.01% of average daily net assets.

(5)

PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Underlying Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (prior to the application of the advisory fee reduction described in footnote 6 below and excluding expenses borne by the Underlying Fund not covered by the administrative fee as described under “Management of the Fund—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.4549% of the Underlying Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)

In addition to the administrative fee waiver described above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of the Underlying Fund’s advisory fee equal to 0.05% of average daily net assets.

(7)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

(8)

PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (excluding expenses borne by the Underlying Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.5949% of the Underlying Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Individual Portfolio Managers

The table below provides information about the individual portfolio managers responsible for management of the Portfolios, including their occupations for the past five years.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
All Asset All Asset All Authority	Robert D. Arnott	4/03* **	Chairman and Founder, Research Affiliates, LLC since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P until April 30, 2004. He first joined First Quadrant in April 1998.

CommodityRealReturn™ Strategy Real Return RealEstateRealReturn Strategy	Mihir Worah	12/07 12/07 12/07	Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Diversified Income	Michael Gomez	**	Executive Vice President, PIMCO. He has been a member of the emerging markets team since joining PIMCO in 2003. Prior to joining PIMCO, Mr. Gomez was associated with Goldman Sachs where he was responsible for proprietary trading of bonds issued by Latin American countries. Mr. Gomez joined Goldman Sachs in July 1999.

57	PIMCO Variable Insurance Trust

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
Foreign Bond (Unhedged) Foreign Bond (U.S. Dollar-Hedged) Global Bond (Unhedged)	Scott A. Mather	4/08* 2/08 2/08	Managing Director, PIMCO. He is a member of PIMCO’s Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.

High Yield	Mark T. Hudoff	4/07	Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Long-Term U.S. Government	Stephen Rodosky	7/07	Executive Vice President, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Low Duration Small Cap StocksPLUS® TR StocksPLUS® Growth and Income StocksPLUS® Total Return Total Return	William H. Gross	2/99* 1/07* 12/97* 9/05* 12/97*	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

Money Market Short-Term	Paul A. McCulley	9/99* 9/99*	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillon Read as a Managing Director from 1992-1999 and Head of Chief Economist for the Americas from 1995 -1999, where he managed macro research world-wide.

Emerging Markets Bond	Curtis Mewbourne	10/06	Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

*	Since inception of the Portfolio.
**	The Portfolio has not commenced operations as of the date of this prospectus.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Portfolios.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), PIMCO’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105-4800, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, including the PIMCO Funds, another series of funds managed by PIMCO, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), another series of funds managed by affiliates of PIMCO, certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or Allianz Funds), and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the Allianz Funds and of PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds’ Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present the PIMCO Funds is not a party to any “market timing” lawsuit.

Prospectus	58

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and the PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

In October 2007, the PIMCO High Yield Fund, an Underlying Fund, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

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Administrative Class Shares

The Trust offers investors Administrative Class shares of the Portfolios in this prospectus. The Trust does not charge any sales charges (loads) or other fees in connection with purchases or sales (redemptions) of Administrative Class shares.

• Service Fees—Administrative Class Shares.    The Trust has adopted an Administrative Services Plan (the “Plan”) for the Administrative Class shares of each Portfolio. The Plan allows a Portfolio to use its Administrative Class assets to reimburse financial intermediaries that provide services relating to Administrative Class shares. The services that will be provided under the Plan include, among other things, teleservicing support in connection with Portfolios; recordkeeping services; provision of support services, including providing information about the Trust and its Portfolios and answering questions concerning the Trust and its Portfolios, including questions respecting investors’ interests in one or more Portfolios; provision and administration of insurance features for the benefit of investors in connection with the Portfolios; receiving, aggregating and forwarding purchase and redemption orders; processing dividend payments; issuing investor reports and transaction confirmations; providing subaccounting services; general account administration activities; and providing such similar services as the Trust may reasonably request to the extent the service provider is permitted to do so under applicable statutes, rules or regulation. The Plan also permits payment for services in connection with the administration of plans or programs that use Administrative Class shares of the Portfolios as their funding medium and for related expenses.

The Plan permits a Portfolio to make total payments at an annual rate of 0.15% of the Portfolio’s average daily net assets attributable to its Administrative Class shares. Because these fees are paid out of a Portfolio’s Administrative Class assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class shares and may cost an investor more than sales charges.

• Arrangements with Service Agents.    Administrative Class shares of the Portfolios may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than Plan fees paid with respect to Administrative Class shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Portfolio shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases and sales of Portfolio shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

• Payments by PIMCO.    PIMCO uses its own assets and resources, including its profits from advisory or administrative fees paid by a Portfolio, to pay insurance companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. In addition, PIMCO may pay certain expenses, such as printing and mailing charges, incurred by such insurance companies in connection with their services. Any such payments are made by PIMCO, and not by the Trust, and PIMCO does not receive any separate fees for such expenses.

The fees paid to insurance companies, as described in the preceding paragraph, generally will not exceed 0.25% of the total assets of the Portfolio held by the insurance company, on an annual basis. Although the

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payments described in the preceding paragraph are not intended to compensate the insurance companies for marketing the Portfolios, they may provide an additional incentive to insurance companies to actively promote the Portfolios and, depending on the arrangements an insurance company may have in place with other mutual funds or their sponsors at any particular time, an insurance company may have a financial incentive to promote a particular Portfolio (or share class of a Portfolio) over other mutual fund options (or other Portfolios or share classes of the Portfolio) available under a particular Variable Contract.

From time to time, PIMCO may pay or reimburse insurance companies, broker-dealers, banks, recordkeepers or other financial institutions for PIMCO’s attendance at investment forums sponsored by such firms, or PIMCO may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of PIMCO’s own assets and at no cost to the Portfolios. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and administrative fees paid to PIMCO by the Portfolios. Such activities by PIMCO may provide incentives to financial institutions to sell shares of the Portfolios. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of Portfolio shares.

The Statement of Additional Information contains further details about the payments made by PIMCO to insurance companies. In addition, you can ask the insurance company that sponsors the Variable Contract in which you invest for information about any payments it receives from PIMCO and any services provided for such payments.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates and may execute brokerage transactions on behalf of the Portfolios with such investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Portfolios or in other products sponsored by PIMCO and its affiliates.

Purchases and Redemptions

Purchasing Shares

Investors do not deal directly with the Portfolios to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account that invest in the Portfolio.

As of the date of this prospectus, shares of the Portfolios are offered for purchase by Separate Accounts to serve as an investment medium for Variable Contracts issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context. All purchase orders are effected at the net asset value (“NAV”) next determined after a purchase order is received.

While the Portfolios currently do not foresee any disadvantages to Variable Contract Owners if the Portfolios serve as an investment medium for both variable annuity contracts and variable life insurance policies, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Portfolios served as an investment medium might at some time be in conflict. However, the Trust’s Board of Trustees and each insurance company with a separate account allocating assets to the Portfolios are required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company

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participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.

The Trust and its Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolios or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. In addition, the Trust and its Distributor each reserves the right, in its sole discretion, to redeem shares, in whole or in part, when, in the judgment of management, such redemption is necessary in order to maintain qualification under the rules for variable annuities and/or variable life contracts with respect to other shareholders, to maintain qualification as a regulated investment company under the Code, or for any reason under terms set by the Trustees, including the failure of a shareholder to supply a personal identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to the shareholder. The sale of shares will be suspended when trading on the New York Stock Exchange (“NYSE”) is restricted or during an emergency which makes it impracticable for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. In the event that a Portfolio ceases offering its shares, any investments allocated to the Portfolio will, subject to any necessary regulatory approvals, be invested in another Portfolio.

Redeeming Shares

Shares may be redeemed without charge on any day that the NAV is calculated. All redemption requests received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 pm, Eastern time), on a day the Trust is open for business, are effective on that day. Redemption requests received after that time become effective on the next business day. Redemption requests for Portfolio shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. Payment for shares redeemed normally will be made within seven days.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchange Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Redemptions of Portfolio shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impractical for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

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Under these and other unusual circumstances, the Trust may suspend redemption or postpone payment for more than seven days, as permitted by law. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay redemption proceeds in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Frequent or Excessive Purchases, Exchanges and Redemptions

The Trust encourages shareholders to invest in the Portfolios as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Portfolios.

Certain of the Portfolios’ investment strategies may make the Portfolios more susceptible to market timing activities. For example, since certain Portfolios may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolios’ non-U.S. portfolio securities and the determination of the Portfolios’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for a Portfolio’s potential investment in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Board of Trustees of the Trust has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Portfolios and their shareholders. Such activities may have a detrimental effect on the Portfolios and their shareholders. For example, depending upon various factors such as the size of a Portfolio and the amount of its assets maintained in cash, short-term or excessive trading by Portfolio shareholders may interfere with the efficient management of the Portfolio’s investments, increase transaction costs and taxes, and may harm the performance of the Portfolio and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of a Portfolio’s holdings, and the time when that change is reflected in the NAV of the Portfolio’s shares, the Portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of a Portfolio’s securities. See “How Portfolio Shares Are Priced” below for more information.

Second, the Trust and PIMCO seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transactions if, in the judgment of the Trust or PIMCO, the transaction may adversely affect the interests of the Portfolios or their shareholders. Notice of any such restrictions, if any, will vary according to the particular circumstances. When PIMCO notices a pattern of trading that may be indicative of excessive or abusive trading by Variable Contract Owners or plan participants, the Trust and/or PIMCO will seek the cooperation of insurance companies or plan administrators in attempting to determine whether the activity is the result of trading by one or more related Variable Contract Owners or plan participants. In the event that the insurance company informs PIMCO that the trading activity is the result of excessive or abusive trading by Variable Contract Owners or plan participants, PIMCO will request that the insurance company or plan administrator take appropriate action to ensure that the excessive or abusive trading ceases. If the trading pattern continues, PIMCO will request that the insurance company or plan administrator restrict purchases of or

63	PIMCO Variable Insurance Trust

exchanges into the Portfolio by the Variable Contract Owner or plan participants identified as having engaged in excessive or abusive trading. There can be no assurances that an insurance company or plan administrator will comply with PIMCO’s request. The Trust and PIMCO will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Portfolio shares by multiple investors are aggregated for presentation to the Portfolios on a net basis, conceal the identity of the individual investors from the Portfolios. This makes it more difficult for the Trust and/or PIMCO to identify short-term transactions in the Portfolios.

How Portfolio Shares are Priced

The NAV of a Portfolio’s Administrative Class shares is determined by dividing the total value of a Portfolio’s investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Portfolio shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Except for the Money Market Portfolio, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies, a Portfolio’s NAV will be calculated based upon the NAVs of such investments. A Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Money Market Portfolio’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside

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the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at its direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotations are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The price used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Frequent or Excessive Purchases, Exchanges and Redemptions.”

Tax Consequences

Each Portfolio intends to qualify as a regulated investment company annually and to elect to be treated as a regulated investment company for federal income tax purposes. As such, a Portfolio generally will not pay federal income tax on the income and gains it pays as dividends to its shareholders. In order to avoid a 4% federal excise tax, each Portfolio intends to distribute each year substantially all of its net income and gains.

Each Portfolio intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or any agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

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If a Portfolio fails to meet the diversification requirement under Section 817(h), income with respect to Variable Contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Variable Contracts and income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Please refer to the prospectus for the Separate Account and Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account. See “Additional Information—Additional Tax Information” in the Portfolios’ Statement of Additional Information for more information on taxes.

•  A Note on the CommodityRealReturn™ Strategy Portfolio.    One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in its Subsidiary will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments its Subsidiary.

This “Tax Consequences” section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Portfolios described under the “Portfolio Summaries” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Portfolios from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolios. As with any mutual fund, investors in the Portfolios rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. The investments made by the Portfolios at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with investment objectives and strategies similar to those of the Portfolios. Accordingly, the performance of the Portfolios can be expected to vary from that of the other mutual funds. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and

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investment techniques described in this section and about other strategies and techniques that may be used by the Portfolios.

Because the CommodityRealReturn™ Strategy Portfolio may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Portfolio may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the CommodityRealReturn™ Strategy Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio.

The All Asset and All Asset All Authority Portfolios invest substantially all of their assets in shares of the Underlying Funds, and as such (unless otherwise indicated) do not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset and All Asset All Authority Portfolios is directly related to the investment performance of the Underlying Funds in which they invest, the risks of investing in the All Asset and All Asset All Authority Portfolios are closely related to the risks associated with the Underlying Funds and their investments in the securities described below. Please see “Description of the Underlying Funds.”

Securities Selection

Most of the Portfolios in this prospectus seek maximum total return. The total return sought by a Portfolio consists of both income earned on a Portfolio’s investments and capital appreciation, if any, arising from increases in the market value of a Portfolio’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. and foreign economies, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Portfolios may invest include municipal lease obligations. The Portfolios may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing

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municipality and may therefore involve more risk. The Portfolios may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Portfolios (except the Money Market Portfolio) may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which a Portfolio purchases a RIB from a trust, and the underlying municipal bond was held by the Portfolio prior to being deposited into the trust, the Portfolio treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Portfolio will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Portfolio’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Portfolios where the Portfolios did not previously own the underlying municipal bond.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. Each Portfolio (except the Monet Market Portfolio) may invest up to 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO or inverse floater securities.

Each Portfolio (except the Money Market Portfolio) may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate

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corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Portfolios may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Each Portfolio (except the Money Market Portfolio) may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds”. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Portfolio may lose its entire investment. The Diversified Income and Emerging Markets Bond Portfolios may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Portfolio may invest in floating rate debt instruments (“floaters”) and (except for the Money Market Portfolio) engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Portfolio (except the Money Market Portfolio) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Portfolio (except the Money Market Portfolio) may invest no more than 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities. Additionally, each Portfolio (except the Money Market Portfolio) may also invest, without limitation, in RIBs.

Inflation-Indexed Bonds

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of

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municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Portfolio (except the Money Market Portfolio) may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Portfolio may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Portfolio, except the Total Return and Money Market Portfolios, may invest in convertible securities and equity securities. The Total Return Portfolio may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.

While certain Portfolios intend to invest primarily in fixed income securities, such Portfolios may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Portfolio may consider convertible securities or equity securities to gain exposure to such investments.

While the Small Cap StocksPLUS® TR, StocksPLUS® Growth and Income and StocksPLUS® Total Return Portfolios will generally invest in equity derivatives and will not normally invest directly in equity securities, each such Portfolio may invest without limitation directly in equity securities, including common stocks, preferred stocks and convertible securities. In addition, the CommodityRealReturn™ Strategy Portfolio may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Portfolio may invest in REITs and equity securities of issuers in real estate-related industries. When investing directly in equity securities, a Portfolio will not be limited to only those equity securities with any particular weighting in such Portfolio’s respective benchmark index, if any. Generally, the Portfolios will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

At times, in connection with the restructuring of a Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy proceedings, a Portfolio (except the Total Return and Money Market Portfolios)

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may determine or be required to accept equity securities in exchange for all or a portion of a Fixed Income Instrument. Depending upon, among other things, PIMCO’s evaluation of the potential value of such securities in relation to the price that could be obtained by a Portfolio at any given time upon sale thereof, a Portfolio (except the Total Return and Money Market Portfolios) may determine to hold such securities in its portfolio.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Certain Portfolios may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Portfolios that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Portfolios also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•  Emerging Market Securities.    Each Portfolio that may invest in foreign (non-U.S.) securities (other than the Money Market Portfolio) may invest in securities and instruments that are economically tied to emerging market countries. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of

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an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, a Portfolio emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Portfolio (except the Long-Term U.S. Government and Money Market Portfolios) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings of relevant Brady Bonds.

Foreign (Non-U.S.) Currencies

A Portfolio that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•  Foreign Currency Transactions.     Portfolios that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and

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options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Portfolio’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Portfolio may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Portfolio to benefit from favorable fluctuations in relevant foreign currencies. A Portfolio may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Portfolio will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Portfolio (including the All Asset and All Asset All Authority Portfolios) may enter into repurchase agreements, in which the Portfolio purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Portfolio’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to the Portfolio’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Portfolio will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Portfolio.

Each Portfolio (including the All Asset and All Asset All Authority Portfolios) may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Portfolio may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Portfolio’s total assets. A Portfolio may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Portfolio’s total assets.

Derivatives

Each Portfolio (except the Money Market Portfolio) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Each Portfolio (except the Money Market Portfolio) may invest all of its assets in derivative instruments, subject to the Portfolio’s objective and policies. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Portfolio will succeed. A description of these and other derivative instruments that the Portfolios may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

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A Portfolio’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolios.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in that Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Portfolio will segregate, or “earmark” on its records, assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager may wish to retain a Portfolio’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in

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particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Portfolio’s use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Portfolio had not used such instruments.

•  A Note on the CommodityRealReturn™ Strategy Portfolio.    In light of certain revenue rulings and private letter rulings issued to the Portfolio by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio,” the Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Portfolio may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the Portfolio may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue rulings that limits the extent to which the Portfolio may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio,” above for further information.

Investments in the Wholly-Owned Subsidiary

Investments in the Subsidiary are expected to provide the CommodityRealReturn™ Strategy Portfolio with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio.”

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It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the CommodityRealReturn™ Strategy Portfolio may enter into these commodity-linked derivative instruments directly, the Portfolio will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market then commodity index-linked notes, the CommodityRealReturn™ Strategy Portfolio’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the CommodityRealReturn™ Strategy Portfolio invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturn™ Strategy Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the CommodityRealReturn™ Strategy Portfolio.

Real Estate Investment Trusts

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

Each Portfolio (except the Money Market Portfolio) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

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When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio’s overall investment exposure. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The All Asset and All Asset All Authority Portfolios invest substantially all of their assets in other investment companies. Each of the All Asset and All Asset All Authority Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. Except as described below, each other Portfolio may invest up to 10% of its total assets in securities of other investment companies, such as open- end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. The limitation described in the foregoing sentence shall not apply to the CommodityRealReturn™ Strategy Portfolio’s investment in its Subsidiary. As a shareholder of any investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

Each Portfolio may invest in the PAPS Money Market Portfolio to the extent permitted by the 1940 Act and rules thereunder. The PAPS Money Market Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The PAPS Money Market Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or administration fees to PIMCO.

Subject to the restrictions and limitations of the 1940 Act, each Portfolio may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Portfolio. The Portfolios may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. A Portfolio making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Portfolio may invest up to 15% (10% in the case of the Money Market Portfolio) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a

77	PIMCO Variable Insurance Trust

Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Portfolio may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely effect the Portfolio’s performance.

Temporary Defensive Positions

For temporary or defensive purposes, the Portfolios may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Portfolio engages in such strategies, it may not achieve its investment objective.

Changes in Investment Objectives and Policies

The investment objectives of each of the All Asset All Authority, Foreign Bond (Unhedged), RealEstateRealReturn Strategy and Small Cap StocksPLUS® TR Portfolios may be changed by the Board of Trustees without shareholder approval. The investment objectives of each other Portfolio are fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Portfolios may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Portfolio investments listed in this prospectus will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Each of the Emerging Markets Bond, High Yield, Long-Term U.S. Government, Global Bond (Unhedged), Foreign Bond (Unhedged) and Foreign Bond (U.S. Dollar-Hedged) Portfolios has adopted a non-fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Portfolio may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Portfolio invests in high yield and/or unrated securities, the Portfolio’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Portfolios may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Portfolios to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Portfolios.

Prospectus	78

Descriptions of the Underlying Funds

Because the All Asset and All Asset All Authority Portfolios invest substantially all of their assets in some or all of the Underlying Funds as discussed above, and the Underlying Funds are not offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the All Asset and All Asset All Authority Portfolios may invest in additional PIMCO Funds created in the future. For a complete description of an Underlying Fund, please see that Underlying Fund’s Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning 1-800-927-4648.

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% of total assets Prime 1; ≤ 5% of total assets Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	≤ 1 year	Caa to Aaa; max 10% of total assets below B	No Limitation
	Short-Term	Money market instruments and short maturity fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-10% of total assets
	Low Duration	Short maturity fixed income instruments	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Low Duration II	Short maturity fixed income instruments with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Intermediate Duration Bond Funds	Moderate Duration	Short and intermediate maturity fixed income securities	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% of assets below Baa subject to max 5% of total assets rated Caa	0-20% of total assets
	Mortgage-Backed Securities(3)	Short and intermediate maturity mortgage-related fixed income instruments	1-7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	Total Return	Intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Total Return II	Intermediate maturity fixed income instruments with quality and non-U.S. issuer restrictions	+/- 2 years of its benchmark	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Long Duration Bond Funds	Long Duration Total Return	Long-term maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Extended Duration	Long-term maturity fixed income instruments	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Income Fund	Income	Broad range of fixed income instruments	2-8 years	Caa to Aaa; max 50% of total assets below Baa	No Limitation

79	PIMCO Variable Insurance Trust

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its benchmark	B to Aaa; max 20% of total assets below Baa	0-30% of total assets
	CommodityReal- Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	RealEstateReal- Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Tax Exempt Bond Funds	California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	≤ 3 years	Caa to Aaa; max 10% of total assets below Baa	0%
	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	≤ 3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% of total assets below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% of total assets below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% of total assets below Baa	0%
	High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4-11 years	No Limitation	0%
International Bond Funds	Developing Local Markets	Currencies or fixed income securities denominated in currencies of non-U.S. countries	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Emerging Markets Bond	Emerging market fixed income instruments	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(4) of total assets
	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(4) of total assets
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income instruments	3-8 years	Max 10% of total assets below B	No Limitation
	Emerging Local Bond	Fixed income instruments denominated in currencies of non-U.S. countries	+/- 2 years of its benchmark	Max 15% of total assets below B	≥ 80%(4) of assets
Convertible Fund	Convertible	Convertible securities	N/A	Max 20% of total assets below B	0-30% of total assets
Domestic Equity-Related Funds	Fundamental IndexPLUS™	Enhanced RAFI 1000 Index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Fundamental IndexPLUS™ TR	Enhanced RAFI 1000 Index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Long Duration	S&P 500 stock index derivatives backed by a portfolio of actively managed long-term fixed income instruments	+/- 2 years of Lehman Brothers Long Term Government/ Credit Index	B to Aaa; max 10% of total assets below Baa	0-30% of total assets

Prospectus	80

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% of total assets below Baa	0%
International Equity-Related Funds	European StocksPLUS® TR Strategy	European equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	International StocksPLUS® TR Strategy (U.S. Dollar Hedged)(7)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	Japanese StocksPLUS® TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
Fundamental Advantage Funds	Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No Limitation	No Limitation
	Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	No Limitation
(1)	As rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.
(2)

Each Underlying Fund (except the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS® Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(4)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(5)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(6)	Limitation with respect to the Underlying Fund’s fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(7)	Effective October 1, 2006, the Underlying Fund’s name was changed from International StocksPLUS® TR Strategy Fund to International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged).

81	PIMCO Variable Insurance Trust

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Prospectus	82

Financial Highlights

The financial highlights table is intended to help a shareholder understand the Portfolios’ financial performance for the last five fiscal years or, as relevant, the period since a Portfolio or class commenced operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Administrative Class shares of a Portfolio (assuming reinvestment of all dividends and distributions). No performance information is provided for the All Asset All Authority, Diversified Income and Foreign Bond (Unhedged) Portfolios. The Portfolios had not commenced operations during the periods shown. The performance does not reflect Variable Contract fees or expenses. This information has been audited by PricewaterhouseCoopers LLP, the Portfolio’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Trust’s Annual Report, which is available upon request. Note: All footnotes to the financial highlights table appear at the end of the tables.

Year or Period Ended	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset
Administrative Class
12/31/2007	$11.67	$0.86	$0.09	$0.95	$(0.90)	$0.00
12/31/2006	11.81	0.63	(0.10)	0.53	(0.64)	(0.03)
12/31/2005	11.62	0.83	(0.11)	0.72	(0.49)	(0.04)
12/31/2004	10.77	1.50	(0.27)	1.23	(0.37)	(0.01)
4/30/2003-12/31/2003	10.00	0.53	0.54	1.07	(0.30)	0.00
CommodityRealReturnTM Strategy
Administrative Class
12/31/2007	$11.31	$0.47	$2.11	$2.58	$(0.54)	$0.00
12/31/2006	12.25	0.42	(0.80)	(0.38)	(0.51)	(0.05)
12/31/2005	10.49	0.35	1.64	1.99	(0.22)	(0.01)
6/30/2004-12/31/2004	10.00	0.07	0.58	0.65	0.00	(0.16)
Emerging Markets Bond
Administrative Class
12/31/2007	$13.96	$0.74	$0.05	$0.79	$(0.80)	$(0.28)
12/31/2006	13.66	0.70	0.52	1.22	(0.73)	(0.19)
12/31/2005	13.21	0.67	0.71	1.38	(0.68)	(0.25)
12/31/2004	12.97	0.48	1.03	1.51	(0.51)	(0.76)
12/31/2003	11.48	0.62	2.90	3.52	(0.65)	(1.38)
Foreign Bond (U.S. Dollar-Hedged)
Administrative Class
12/31/2007	$10.10	$0.35	$0.01	$0.36	$(0.34)	$0.00
12/31/2006	10.34	0.36	(0.14)	0.22	(0.33)	(0.13)
12/31/2005	10.15	0.28	0.24	0.52	(0.25)	(0.08)
12/31/2004	10.03	0.23	0.33	0.56	(0.21)	(0.23)
12/31/2003	10.07	0.26	(0.03)	0.23	(0.27)	0.00
Global Bond (Unhedged)
Administrative Class
12/31/2007	$12.06	$0.41	$0.74	$1.15	$(0.40)	$(0.03)
12/31/2006	11.91	0.42	0.13	0.55	(0.40)	0.00
12/31/2005	13.27	0.35	(1.22)	(0.87)	(0.32)	(0.17)
12/31/2004	13.03	0.26	1.08	1.34	(0.24)	(0.86)
12/31/2003	11.69	0.25	1.42	1.67	(0.25)	(0.08)
High Yield
Administrative Class
12/31/2007	$8.34	$0.56	$(0.28)	$0.28	$(0.57)	$0.00
12/31/2006	8.19	0.56	0.16	0.72	(0.57)	0.00
12/31/2005	8.40	0.54	(0.21)	0.33	(0.54)	0.00
12/31/2004	8.19	0.53	0.22	0.75	(0.54)	0.00
12/31/2003	7.17	0.55	1.04	1.59	(0.57)	0.00
Long-Term U.S. Government
Administrative Class
12/31/2007	$10.43	$0.48	$0.50	$0.98	$(0.47)	$0.00
12/31/2006	11.00	0.46	(0.34)	0.12	(0.46)	(0.23)
12/31/2005	11.19	0.40	0.12	0.52	(0.40)	(0.31)
12/31/2004	11.01	0.33	0.49	0.82	(0.34)	(0.30)
12/31/2003	11.09	0.30	0.12	0.42	(0.33)	(0.17)

*	Annualized.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding Underlying Funds’ expenses in which the Portfolio invests.
(c)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.60%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 10.92%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.58%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.94%.
(h)	Effective October 31, 2005, the advisory fee was reduced to 0.225%.
(i)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.575%.
(j)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.00%.

83	PIMCO Variable Insurance Trust

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.90)	$11.72	8.33%	$255,691	0.555	% (b)(i)	0.555	% (b)(i)	7.06%	101%
(0.67)	11.67	4.66%	251,076	0.585	% (b)(c)	0.585	% (b)(c)	5.39%	66%
(0.53)	11.81	6.23%	251,482	0.59	% (b)(d)	0.59	% (b)(d)	6.98%	75%
(0.38)	11.62	11.49%	102,183	0.57	% (b)(d)	0.57	% (b)(d)	13.02%	93%
(0.30)	10.77	10.79%	1,017	0.60	%*(b)(e)	0.60	%*(b)(e)	7.56%*	136%

$(0.54)	$13.35	23.24%	$287,125	0.93	% (j)	0.87	% (g)	3.90%	856%
(0.56)	11.31	(3.10)%	180,810	0.93%		0.93%		3.48%	993%
(0.23)	12.25	19.08%	106,943	0.89%		0.89%		2.92%	1,415%
(0.16)	10.49	6.51%	3,358	0.90	%*(f)	0.89	%*(f)	1.36%*	700%

$(1.08)	$13.67	5.80%	$196,497	1.00%		1.00%		5.33%	145%
(0.92)	13.96	9.25%	207,298	1.00%		1.00%		5.15%	283%
(0.93)	13.66	10.75%	133,142	1.00%		1.00%		5.01%	242%
(1.27)	13.21	12.11%	64,598	1.01%		1.00%		3.70%	484%
(2.03)	12.97	31.64%	50,954	1.04%		1.00%		4.78%	451%

$(0.34)	$10.12	3.62%	$68,312	0.90%		0.90%		3.49%	621%
(0.46)	10.10	2.19%	61,193	0.90%		0.90%		3.55%	281%
(0.33)	10.34	5.15%	49,640	0.90%		0.90%		2.70%	453%
(0.44)	10.15	5.56%	38,141	0.90%		0.90%		2.26%	515%
(0.27)	10.03	2.26%	32,355	0.93%		0.90%		2.53%	600%

$(0.43)	$12.78	9.73%	$240,711	0.90%		0.90%		3.36%	560%
(0.40)	12.06	4.63%	173,894	0.90%		0.90%		3.49%	224%
(0.49)	11.91	(6.61)%	94,214	0.90%		0.90%		2.82%	320%
(1.10)	13.27	10.60%	41,695	0.90%		0.90%		2.03%	319%
(0.33)	13.03	14.43%	29,415	0.92%		0.90%		2.03%	592%

$(0.57)	$8.05	3.50%	$452,291	0.75%		0.75%		6.83%	131%
(0.57)	8.34	9.08%	516,823	0.75%		0.75%		6.90%	81%
(0.54)	8.19	4.11%	460,926	0.75%		0.75%		6.50%	109%
(0.54)	8.40	9.54%	414,062	0.75%		0.75%		6.48%	97%
(0.57)	8.19	22.85%	955,599	0.75%		0.75%		7.14%	97%

$(0.47)	$10.94	9.75%	$125,434	0.625%		0.625%		4.58%	188%
(0.69)	10.43	1.15%	100,762	0.625%		0.625%		4.34%	785%
(0.71)	11.00	4.75%	89,426	0.65	% (h)	0.65	% (h)	3.52%	533%
(0.64)	11.19	7.57%	92,122	0.66%		0.62%		2.93%	237%
(0.50)	11.01	3.90%	94,003	0.66%		0.62%		2.72%	619%

Prospectus	84

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Low Duration
Administrative Class
12/31/2007	$10.06	$0.48	$0.24	$0.72	$(0.48)	$0.00
12/31/2006	10.09	0.43	(0.04)	0.39	(0.42)	0.00
12/31/2005	10.30	0.29	(0.18)	0.11	(0.29)	(0.03)
12/31/2004	10.27	0.13	0.06	0.19	(0.13)	(0.03)
12/31/2003	10.23	0.13	0.11	0.24	(0.19)	(0.01)
Money Market
Administrative Class
12/31/2007	$1.00	$0.05	$0.00	$0.05	$(0.05)	$0.00
12/31/2006	1.00	0.05	0.00	0.05	(0.05)	0.00
12/31/2005	1.00	0.03	0.00	0.03	(0.03)	0.00
12/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
12/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
RealEstateRealReturn Strategy
Administrative Class
12/31/2007	$12.22	$0.48	$(1.89)	$(1.41)	$(2.07)	$0.00
12/31/2006	10.21	0.44	2.31	2.75	(0.74)	0.00
9/30/2005-12/31/2005	10.00	0.19	0.02	0.21	0.00	0.00
Real Return
Administrative Class
12/31/2007	$11.93	$0.56	$0.67	$1.23	$(0.56)	$(0.03)
12/31/2006	12.69	0.53	(0.43)	0.10	(0.53)	(0.33)
12/31/2005	12.92	0.36	(0.09)	0.27	(0.36)	(0.14)
12/31/2004	12.36	0.13	0.97	1.10	(0.13)	(0.41)
12/31/2003	11.90	0.27	0.77	1.04	(0.32)	(0.26)
Short-Term
Administrative Class
12/31/2007	$10.04	$0.47	$(0.03)	$0.44	$(0.47)	$0.00
12/31/2006	10.05	0.44	(0.02)	0.42	(0.43)	0.00
12/31/2005	10.08	0.28	(0.03)	0.25	(0.28)	0.00
12/31/2004	10.10	0.12	0.01	0.13	(0.13)	(0.02)
12/31/2003	10.08	0.13	0.07	0.20	(0.17)	(0.01)
Small Cap StocksPLUS® TR Portfolio
Administrative Class
01/31/2007-12/31/2007	$10.00	$0.41	$(0.24)	$0.17	$(0.24)	$0.00
StocksPLUS® Growth and Income
Administrative Class
12/31/2007	$11.15	$0.53	$0.23	$0.76	$(0.87)	$0.00
12/31/2006	10.20	0.42	1.06	1.48	(0.53)	0.00
12/31/2005	10.09	0.29	0.06	0.35	(0.24)	0.00
12/31/2004	9.26	0.13	0.86	0.99	(0.16)	0.00
12/31/2003	7.25	0.13	2.06	2.19	(0.18)	0.00
StocksPLUS® Total Return
Administrative Class
12/31/2007	$11.38	$0.52	$0.57	$1.09	$(0.45)	$(0.90)
12/31/2006	10.19	0.42	1.02	1.44	(0.16)	(0.09)
9/30/2005-12/31/2005	10.00	0.09	0.10	0.19	0.00	0.00
Total Return
Administrative Class
12/31/2007	$10.12	$0.49	$0.37	$0.86	$(0.49)	$0.00
12/31/2006	10.24	0.44	(0.06)	0.38	(0.45)	(0.05)
12/31/2005	10.51	0.35	(0.09)	0.26	(0.36)	(0.17)
12/31/2004	10.36	0.19	0.31	0.50	(0.20)	(0.15)
12/31/2003	10.23	0.25	0.26	0.51	(0.30)	(0.08)

(k)	Effective October 31, 2006, the advisory fee was reduced to 0.44%.
(l)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.10%.
(m)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.83%.
(n)	Effective October 31, 2006, the advisory fee was reduced to 0.30%.
(o)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.
(p)	Effective October 1, 2007, the advisory fee was reduced to 0.44%.
(q)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.40%.
(r)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.21%.
(s)	Effective October 1, 2007, the advisory fee was reduced to 0.25%.
(t)	Effective October 1, 2007, the advisory fee was reduced to 0.39%.

85	PIMCO Variable Insurance Trust

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.48)	$10.30	7.36%	$1,412,835	0.65%		0.65%		4.72%	72%
(0.42)	10.06	3.97%	764,846	0.65%		0.65%		4.24%	200%
(0.32)	10.09	1.01%	458,677	0.65%		0.65%		2.83%	184%
(0.16)	10.30	1.85%	281,711	0.65%		0.65%		1.24%	483%
(0.20)	10.27	2.34%	115,419	0.65%		0.65%		1.30%	284%

$(0.05)	$1.00	4.86%	$167,465	0.49	% (o)	0.49	% (o)	4.76%	N/A
(0.05)	1.00	4.61%	66,240	0.50%		0.50%		4.61%	N/A
(0.03)	1.00	2.77%	43,434	0.50%		0.50%		2.81%	N/A
(0.01)	1.00	0.89%	32,184	0.50%		0.50%		0.91%	N/A
(0.01)	1.00	0.72%	27,032	0.50%		0.50%		0.70%	N/A

$(2.07)	$8.74	(12.67)%	$4,685	0.99%		0.89%		4.30%	1186%
(0.74)	12.22	27.38%	4,434	0.90%		0.89%		3.88%	1,213%
0.00	10.21	2.10%	3,062	0.89	%*(m)	0.89	%*(m)	7.78%*	163%

$(0.59)	$12.57	10.63%	$1,082,777	0.65%		0.65%		4.69%	901%
(0.86)	11.93	0.71%	1,033,666	0.65%		0.65%		4.22%	963%
(0.50)	12.69	2.09%	1,012,042	0.66%		0.65%		2.79%	1,102%
(0.54)	12.92	8.92%	636,565	0.65%		0.65%		1.03%	1,064%
(0.58)	12.36	8.84%	275,029	0.66%		0.65%		2.21%	738%

$(0.47)	$10.01	4.49%	$12,991	0.60%		0.60%		4.73%	160%
(0.43)	10.04	4.27%	9,211	0.60%		0.60%		4.40%	111%
(0.28)	10.05	2.52%	8,186	0.60%		0.60%		2.77%	154%
(0.15)	10.08	1.30%	8,274	0.60%		0.60%		1.18%	251%
(0.18)	10.10	2.05%	5,948	0.60%		0.60%		1.33%	199%

$(0.24)	$9.93	1.64%	$3,011	1.07	%*(p)(q)	0.88	%*(p)(r)	4.40%*	462%

$(0.87)	$11.04	6.86%	$78,125	0.54	% (s)	0.54	% (s)	4.67%	54%
(0.53)	11.15	14.90%	85,425	0.59	% (n)	0.59	% (n)	3.95%	135%
(0.24)	10.20	3.49%	229,193	0.65%		0.65%		2.87%	264%
(0.16)	10.09	10.81%	266,851	0.65%		0.65%		1.39%	249%
(0.18)	9.26	30.38%	267,880	0.65%		0.65%		1.54%	134%

$(1.35)	$11.12	9.57%	$4,483	1.18	% (t)	0.83	% (t)	4.46%	223%
(0.25)	11.38	14.19%	3,749	0.88	% (k)	0.88	% (k)	3.95%	415%
0.00	10.19	1.90%	3,056	0.90	%*(l)	0.89	%*(l)	3.77%*	43%

$(0.49)	$10.49	8.74%	$3,893,715	0.83%		0.65%		4.78%	298%
(0.50)	10.12	3.84%	3,114,697	0.67%		0.65%		4.36%	303%
(0.53)	10.24	2.45%	2,704,383	0.65%		0.65%		3.38%	344%
(0.35)	10.51	4.89%	2,352,679	0.65%		0.65%		1.79%	373%
(0.38)	10.36	5.04%	1,908,336	0.65%		0.65%		2.45%	193%

Prospectus	86

Appendix A—

Description of Securities Ratings

A Portfolio’s investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Portfolio’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories, or if unrated deemed comparable by PIMCO.

Below Investment Grade High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch, and comparable securities. They are deemed predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Prospectus	A-1

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

A-2	PIMCO Variable Insurance Trust

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P’s. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Prospectus	A-3

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality after completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A S&P’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A-4	PIMCO Variable Insurance Trust

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P’s by the issuer or obtained from other sources it considers reliable. S&P’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch, Inc.

Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Prospectus	A-5

Short-Term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC,” or to short-term ratings other than “F1.”

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

A-6	PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services-Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Portfolios. The SAI and the financial statements included in the Portfolios’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Portfolios’ annual report discusses the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Portfolio, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or by writing to:

PIMCO Variable Insurance Trust 840 Newport Center Drive Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, 100 F Street, N.E. Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov. You can also visit our Web site at www.pimco.com for additional information about the Portfolios, including the SAI and the annual and semi-annual reports which are available for download free of charge.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-8399

PIMCO Funds Prospectus

PIMCO

Variable

Insurance

Trust

May 1, 2008

Share Class

   Ins    Institutional

SHORT DURATION BOND PORTFOLIOS

Low Duration Portfolio

Money Market Portfolio

Short-Term Portfolio

INTERMEDIATE DURATION BOND PORTFOLIOS

High Yield Portfolio

Total Return Portfolio

LONG DURATION BOND PORTFOLIO

Long-Term U.S. Government Portfolio

REAL RETURN STRATEGY PORTFOLIOS

CommodityRealReturn™ Strategy Portfolio

Real Return Portfolio

INTERNATIONAL BOND PORTFOLIOS

Emerging Markets Bond Portfolio

Foreign Bond Portfolio (U.S. Dollar-Hedged)

Global Bond Portfolio (Unhedged)

ACTIVE ASSET ALLOCATION PORTFOLIO

All Asset Portfolio

EQUITY-RELATED PORTFOLIOS

StocksPLUS® Growth and Income Portfolio

StocksPLUS® Total Return Portfolio

This cover is not part of the Prospectus

Prospectus

PIMCO Variable Insurance Trust

May 1, 2008

Institutional Class Shares

This prospectus describes 14 separate investment portfolios (the “Portfolios”) offered by the PIMCO Variable Insurance Trust (the “Trust”). The Portfolios provide access to the professional investment management services offered by Pacific Investment Management Company LLC (“PIMCO”).

This prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Assets in the Separate Account are invested in shares of the Portfolios in accordance with allocation instructions received from owners of the Variable Contracts (“Variable Contract Owners”). Variable Contract Owners do not deal directly with the Portfolios to purchase or redeem shares. The allocation rights of Variable Contract Owners are described in the accompanying Separate Account prospectus. Shares of the Portfolios also may be sold to qualified pension and retirement plans outside of the separate account context.

This prospectus should be read in conjunction with the prospectus of the Separate Account. Both prospectuses should be read carefully and retained for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Variable Insurance Trust

Prospectus	2

Summary Information

The table below compares certain investment characteristics of the Portfolios. Other important characteristics are described in the individual Portfolio Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

Category	Portfolio	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Portfolios	Low Duration	Short maturity fixed income instruments	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Money Market	Money market instruments	≤ 90 days dollar- weighted average maturity	Min. 95% of total assets Prime 1; ≤ 5% of total assets rated Prime 2	0%
	Short-Term	Money market instruments and short maturity fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-10% of total assets
Intermediate Duration Bond Portfolios	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% of assets below Baa subject to max 5% of total assets rated Caa	0-20% of total assets
	Total Return	Intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Long Duration Bond Portfolio	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Real Return Strategy Portfolios	CommodityRealReturn™ Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Real Return	Inflation-indexed fixed income instruments	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
International Bond Portfolios	Emerging Markets Bond	Emerging market fixed income instruments	≤ 8 years	Max 15% of total assets below B	≥80%(3) of assets
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥80%(3) of assets
	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(3) of total assets
Active Asset Allocation Portfolio	All Asset	Certain funds of the PIMCO Funds	Average of PIMCO Funds held(4)	Average of PIMCO Funds held(4)	Average of PIMCO Funds held(4)
Equity-Related Portfolios	StocksPLUS® Growth and Income	S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
(1)

As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

(2)	Each Portfolio (except the Long-Term U.S. Government Portfolio) may invest beyond this limit in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The Portfolio invests in certain funds of the PIMCO Funds and does not invest directly in securities of other issuers.
(5)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;

3	PIMCO Variable Insurance Trust

Summary Information (continued)

•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;
•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Portfolios may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a Portfolio with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest over time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P and Fitch. A Portfolio may purchase a security, regardless of any rating modification, provided the security is rated at or above the Portfolio’s minimum rating category. For example, a Portfolio may purchase a security rated B3 by Moody’s, B- by S&P or B- by Fitch, provided the Portfolio may purchase securities rated B.

Portfolio Descriptions, Performance, Fees and Disclosure of Portfolio Holdings

The following summaries identify each Portfolio’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Portfolios begins after the Portfolio Summaries. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Portfolios.

Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Portfolio’s holdings.

It is possible to lose money on investments in the Portfolios.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments made by the All Asset Portfolio

The All Asset Portfolio is intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset Portfolio may invest in any or all of the funds of the PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040, and RealRetirement™ 2050 Funds (“Underlying Funds”). The Underlying Funds in which the All Asset Portfolio invests are not offered in this prospectus. Please see the “Description of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

Prospectus	4

PIMCO All Asset Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with preservation of real capital and prudent investment management	Portfolio Focus Underlying PIMCO Funds Average Portfolio Duration Average of PIMCO Funds held	Credit Quality Average of PIMCO Funds held Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds. Though it is anticipated that the Portfolio will not currently invest in the European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, Japanese StocksPLUS® TR Strategy, StocksPLUS® Municipal-Backed and StocksPLUS® TR Short Strategy Funds, the Portfolio may invest in these Underlying Funds in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Please see the “Description of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn™ Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short-and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the asset class exposures represented by the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Portfolio is classified as “nondiversified” for purposes of the Investment Company Act of 1940, as amended, (the “1940 Act”) because it may invest in a limited number of Underlying Funds. However, since certain of the Underlying Funds in which the Portfolio invests are classified as diversified for purposes of the 1940 Act, the Portfolio may indirectly diversify its portfolio.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Portfolio may invest in additional PIMCO Funds created in the future.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return of the Portfolio, are:

• Allocation Risk	• Underlying Fund Risk	• Issuer Non-Diversification Risk

5	PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio (continued)

The principal risks of investing in the Underlying Funds, and consequently the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Commodity Risk • Equity Risk

• Mortgage-Related and Other
Asset-Backed Risk

• Foreign (Non-U.S.) Investment Risk

• Real Estate Risk

• Emerging Markets Risk

• Currency Risk

• Issuer Non-Diversification Risk

• Leveraging Risk

• Smaller Company Risk

• Management Risk • California State-Specific Risk • New York State-Specific Risk • Municipal Project-Specific Risk • Tax Risk • Subsidiary Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

Performance Information

The Portfolio measures its performance against two benchmarks. The Portfolio’s primary benchmark is the Lehman Brothers U.S. TIPS 1-10 Year Index. The Portfolio’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics. The Portfolio believes that this secondary benchmark reflects the Portfolio’s long-term investment strategy more accurately than the Lehman Brothers U.S. TIPS 1-10 Year Index. For more information on the Portfolio’s benchmarks, see the Average Annual Total Returns Table on the next page.

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index and the Portfolio’s secondary benchmark. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	6

PIMCO All Asset Portfolio (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘07)	3.78%

	Lowest (2nd Qtr. ‘07)	0.60%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (1/31/06)
Institutional Class	8.43%	6.34%
Lehman Brothers U.S. TIPS 1-10 Year Index(1)	11.45%	13.10%
CPI + 500 Basis Points(2)	9.39%	8.32%

(1)

Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)

The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonably adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor, Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Acquired Fund Fees and Expenses (Underlying Fund Expenses)(2)	Total Annual Portfolio Operating Expenses(3)	Expense Reduction(4)(5)	Net Annual Portfolio Operating Expenses
Institutional	0.175%	None	0.25%	0.69%	1.115%	0.02%	1.095%

(1)	“Other Expenses” reflect an administrative fee of 0.25%.
(2)

Acquired Fund Fees and Expenses (Underlying Fund Expenses) for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Acquired Fund Fees and Expenses (Underlying Fund Expenses) will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Underlying Fund Expenses.

(4)

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

The Expense Reduction, as described in footnote 4 above, is implemented based on a calculation of Underlying Fund Expenses attributable to advisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses (Underlying Fund Expenses) listed in the table above. Please see the Management of the Portfolios—Fund of Funds Fees section of this prospectus for additional information.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$112	$348	$604	$1,334

7	PIMCO Variable Insurance Trust

(THIS PAGE INTENTIONALLY LEFT BLANK)

Prospectus	8

PIMCO CommodityRealReturn™ Strategy Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Portfolio Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments Average Collateral Fixed Income Duration ≤10 years	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Portfolio may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Portfolio and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Portfolio or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Portfolio’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Portfolio’s portfolio may deviate from the returns of any particular commodity index. The Portfolio or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Portfolio has greater or lesser exposure to that index than the value of the Portfolio’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Portfolio will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Portfolio’s net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Portfolio may concentrate its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be

9	PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn™ Strategy Portfolio (continued)

of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Portfolio may experience substantial losses. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk	• Commodity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Tax Risk • Subsidiary Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. Since the Portfolio’s Institutional Class has not commenced operations as of the date of this prospectus, the bar chart and the table show performance of the Portfolio’s Administrative Class shares, which are offered in a separate prospectus. Although the Institutional Class and Administrative Class would have similar annual returns (because they represent interests in the same portfolio of securities), Institutional Class and Administrative Class performance would differ to the extent that the Institutional Class has lower expenses. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	10

PIMCO CommodityRealReturn™ Strategy Portfolio (continued)

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘05)	15.29%

	Lowest (1st Qtr. ‘06)	–5.27%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (6/30/04)
Administrative Class	23.24%	12.58%
Dow Jones AIG Commodity Total Return Index(1)	16.23%	11.60%

(1)

Dow Jones—AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Portfolio Operating Expenses(3)(4)	Expense Reduction(5)	Net Annual Portfolio Operating Expenses
Institutional	0.49%	None	0.31%	0.05%	0.85%	(0.05)%	0.80%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)

The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

(3)	Total Annual Portfolio Operating Expenses excluding interest expense is 0.79%.
(4)

The Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described in footnote 2 above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$82	$255

11	PIMCO Variable Insurance Trust

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Prospectus	12

PIMCO Emerging Markets Bond Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Emerging market Fixed Income Instruments Average Portfolio Duration ≤ 8 years	Credit Quality Maximum 15% of total assets below B Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. Please see “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to an emerging market country. The average portfolio duration of this Portfolio varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Portfolio emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Portfolio’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Portfolio likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Portfolio may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Portfolio may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

13	PIMCO Variable Insurance Trust

PIMCO Emerging Markets Bond Portfolio (continued)

Performance Information

This page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. Since the Portfolio’s Institutional Class has not commenced operations as of the date of this prospectus, the bar chart and the table show performance of the Portfolio’s Administrative Class shares, which are offered in a separate prospectus. Although the Institutional Class and Administrative Class would have similar annual returns (because they represent interests in the same portfolio of securities), Institutional Class and Administrative Class performance would differ to the extent that the Institutional Class has lower expenses. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Calendar Year Total Returns — Administrative Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘03)	10.61%

	Lowest (2nd Qtr. ‘04)	–6.08%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Since Inception (9/30/02)
Administrative Class	5.80%	13.57%	16.23%
JPMorgan Emerging Markets Bond Index Global(1)	6.28%	12.66%	14.57%

(1)

JP Morgan Emerging Markets Bond Index Global is an unmanaged index which tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.45%	None	0.40%	0.85%

(1)	”Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$88	$271

Prospectus	14

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Intermediate maturity hedged non-U.S. Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Please see “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to a foreign (non-U.S.) country. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global ex-U.S. Index Hedged in USD, which as of March 31, 2008 was 6.56 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Portfolio invests a significant portion of its assets in a concentrated geographic area, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

15	PIMCO Variable Insurance Trust

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘01)	3.50%

	Lowest (2nd Qtr. ‘07)	–1.21%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Year	Since Inception (4/10/00)(2)
Institutional Class	3.77%	3.88%	5.39%
JPMorgan Government Bond Indices Global ex-US Index Hedged in USD(1)	5.06%	4.18%	5.32%

(1)

The JPMorgan Government Bond Indices Global ex-US Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.25%	None	0.50%	0.75%

(1)	“Other Expenses” reflect an administrative fee of 0.50%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$77	$240	$417	$930

Prospectus	16

PIMCO Global Bond Portfolio (Unhedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus U.S. and non-U.S. intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

PIMCO selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. Investments in instruments that are economically tied to foreign (non-U.S.) countries will normally vary between 25% and 75% of the Portfolio’s total assets. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD, which as of March 31, 2008 was 6.33 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

17	PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged) (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘07)	7.29%

	Lowest (2nd Qtr. ‘07)	–2.21%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (01/31/06)
Institutional Class	9.89%	7.10%
JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD(1)	10.73%	8.02%

(1)

The JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.25%	None	0.50%	0.75%

(1)	“Other Expenses” reflect an administrative fee of 0.50%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$77	$240	$417	$930

Prospectus	18

PIMCO High Yield Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Higher yielding fixed income securities Average Portfolio Duration 2-6 years	Credit Quality Caa to Aaa; minimum 80% of assets below Baa subject to maximum 5% of total assets rated Caa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies from two to six years based on PIMCO’s forecast for interest rates. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Markets Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of one or more broad-based securities market indices. The bar chart and table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

19	PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	8.10%

	Lowest (1st Qtr. ‘05)	–1.19%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Years	Portfolio Inception (7/1/02)(3)
Institutional Class	3.66%	9.78%	9.52%
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index(1)	3.19%	9.51%	9.33%

(1)

The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(3)	The Institutional Class shares commenced operations on 7/1/02. Index comparisons began on 6/30/02.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.25%	None	0.35%	0.60%

(1)	“Other Expenses” reflect an administrative fee of 0.35%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$61	$192	$335	$750

Prospectus	20

PIMCO Long-Term U.S. Government Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Long-term maturity fixed income securities Average Portfolio Duration ≥ 8 years	Credit Quality A to Aaa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income Instruments. While PIMCO may invest in derivatives at any time it deems appropriate, it will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments. This Portfolio will normally have a minimum average portfolio duration of eight years. For point of reference, the dollar-weighted average portfolio maturity of the Portfolio is normally expected to be more than ten years.

The Portfolio’s investments in Fixed Income Instruments are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s, or equivalently rated by S&P or Fitch, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s, or equivalently rated by S&P or Fitch.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • Market Risk	• Issuer Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk	• Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

21	PIMCO Variable Insurance Trust

PIMCO Long-Term U.S. Government Portfolio (continued)

Performance Information

This page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘02)	10.91%

	Lowest (2nd Qtr. ‘04)	–5.52%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Year	Since Inception (4/10/00)(2)
Institutional Class	9.90%	5.53%	8.05%
Lehman Brothers Long-Term Treasury Index(1)	9.81%	5.63%	7.73%

(1)

The Lehman Brothers Long-Term Treasury Index is an unmanaged index of U.S. Government or investment grade credit securities having a maturity of 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.225%	None	0.25%	0.475%

(1)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$49	$152	$266	$598

Prospectus	22

PIMCO Low Duration Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Short maturity Fixed Income Instruments Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on PIMCO’s forecast for interest rates.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

23	PIMCO Variable Insurance Trust

PIMCO Low Duration Portfolio (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	4.27%

	Lowest (2nd Qtr. ‘04)	–0.58%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Year	Since Inception (4/10/00)(2)
Institutional Class	7.52%	3.43%	4.94%
Merrill Lynch 1-3 Year Treasury Index(1)	7.32%	3.13%	4.67%

(1)

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.25%	None	0.25%	0.50%

(1)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628

Prospectus	24

PIMCO Money Market Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Portfolio Focus Money market instruments Average Portfolio Maturity ≤ 90 days dollar-weighted average maturity	Credit Quality Minimum 95% of total assets rated Prime 1; ≤ 5% of total assets rated Prime 2 Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

The Portfolio may invest in the following: obligations of the U.S. Government (including its agencies and government-sponsored enterprises); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; and commercial paper. The Portfolio may invest more than 25% of its total assets in securities or obligations issued by U.S. banks.

The Portfolio’s investments will comply with applicable rules governing the quality, maturity and diversification of securities held by money market funds.

Principal Risks

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk	• Market Risk • Issuer Risk	• Foreign (Non-U.S.) Investment Risk • Management Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

25	PIMCO Variable Insurance Trust

PIMCO Money Market Portfolio (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘01)	1.37%

	Lowest (4th Qtr. ‘03)	0.18%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Year	Since Inception (4/10/00)(2)
Institutional Class	5.01%	2.92%	3.20%
Citigroup 3-Month Treasury Bill Index(1)	4.74%	2.95%	3.24%

(1)

The Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.12%	None	0.20%	0.32%

(1)	“Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$33	$103	$180	$406

Prospectus	26

PIMCO Real Return Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Portfolio Focus Inflation-indexed Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective duration of the Lehman Brothers U.S. TIPS Index, which as of March 31, 2008 was 7.9 years.

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

27	PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘02)	8.38%

	Lowest (2nd Qtr. ‘04)	–2.87%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Year	Since Inception (4/10/00)(2)
Institutional Class	10.80%	6.32%	8.75%
Lehman Brothers U.S. TIPS Index(1)	11.63%	6.27%	8.25%

(1)

Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), having at least 1 year to final maturity, and at least $250 million par amount outstanding. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.25%	None	0.25%	0.50%

(1)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$51	$160	$280	$628

Prospectus	28

PIMCO Short-Term Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum current income, consistent with preservation of capital and daily liquidity	Portfolio Focus Money market instruments and short maturity Fixed Income Instruments Average Portfolio Duration ≤ 1 year	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio will vary based on PIMCO’s forecast for interest rates and will normally not exceed one year. For point of reference, the dollar-weighted average portfolio maturity of this Portfolio is normally not expected to exceed three years.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

29	PIMCO Variable Insurance Trust

PIMCO Short-Term Portfolio (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	2.41%

	Lowest (2nd Qtr. ‘04)	–0.01%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Year	Since Inception (4/28/00)(2)
Institutional Class	4.65%	3.07%	3.87%
Citigroup 3-Month Treasury Bill Index(1)	4.74%	2.95%	3.21%

(1)

Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)	The Institutional Class shares commenced operations on 4/28/00. Index comparisons began on 4/30/00.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.25%	None	0.20%	0.45%

(1)	“Other Expenses” reflect an administrative fee of 0.20%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$46	$144	$252	$567

Prospectus	30

PIMCO StocksPLUS® Growth and Income Portfolio

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Portfolio Focus S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration ≤ 1 year	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Portfolio does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Portfolio may invest all of its assets in a “basket” of S&P 500 stocks. The Portfolio may also invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 10% of its total assets in instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Portfolio may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk	• Emerging Market Risk • Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

31	PIMCO Variable Insurance Trust

PIMCO StocksPLUS® Growth and Income Portfolio (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (2nd Qtr. ‘03)	15.55%

	Lowest (3rd Qtr. ‘02)	–16.94%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Year	Since Inception (4/28/00)(2)
Institutional Class	6.97%	13.07%	2.48%
S&P 500 Index(1)	5.49%	12.83%	1.84%

(1)

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

(2)	The Institutional Class shares commenced operations on 4/28/00. Index comparisons began on 4/30/00.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Institutional	0.25%	None	0.10%	0.35%

(1)	“Other Expenses” reflect an administrative fee of 0.10%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$36	$113	$197	$443

Prospectus	32

PIMCO StocksPLUS® Total Return Portfolio

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Portfolio Focus S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers U.S. Aggregate Index. As of March 31, 2008, the duration of the Lehman Brothers U.S. Aggregate Index was 4.38 years. The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Portfolio does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Portfolio may invest all of its assets in a “basket” of S&P 500 stocks. The Portfolio also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Portfolio may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

33	PIMCO Variable Insurance Trust

PIMCO StocksPLUS® Total Return Portfolio (continued)

Performance Information

This page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. Since the Portfolio’s Institutional Class has not commenced operations as of the date of this prospectus, the bar chart and the table show performance of the Portfolio’s Administrative Class shares, which are offered in a separate prospectus. Although the Institutional Class and Administrative Class would have similar annual returns (because they represent interests in the same portfolio of securities), Institutional Class and Administrative Class would differ to the extent that the Institutional Class has lower expenses. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Calendar Year Total Returns — Administrative Class Calendar Year End (through 12/31)

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘06)	8.17%

	Lowest (2nd Qtr. ‘06)	–2.94%

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Fund Inception (9/30/05)
Administrative Class	9.57%	11.39%
S&P 500 Index(1)	5.49%	10.31%

(1)

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Institutional	0.39%	None	0.60%	0.99%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)	Total Annual Operating Expenses excluding interest expense is 0.64%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$101	$315

Prospectus	34

PIMCO Total Return Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers U.S. Aggregate Index, which as of March 31, 2008 was 4.38 years.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may not invest in equity securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk	• Liquidity Risk • Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

35	PIMCO Variable Insurance Trust

PIMCO Total Return Portfolio (continued)

Calendar Year Total Returns — Institutional Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘01)	5.46%

	Lowest (2nd Qtr. ‘04)	–2.18%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	5 Year	Since Inception (4/10/00)(2)
Institutional Class	8.90%	5.13%	6.62%
Lehman Brothers U.S. Aggregate Index(1)	6.97%	4.42%	6.43%

(1)

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. This index does not reflect deductions for fees and expenses.

(2)	The Institutional Class shares commenced operations on 4/10/00. Index comparisons began on 3/31/00.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Service Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Institutional	0.25%	None	0.43%	0.68%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)	Total Annual Portfolio Operating Expenses excluding interest expense is 0.50%.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$69	$218	$379	$847

Prospectus	36

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio’s investments as a whole are called “principal risks.” The principal risks of each Portfolio are identified in the Portfolio Summaries and are described in this section. Each Portfolio may be subject to risks other than those described below because the types of investments made by a Portfolio can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Portfolios, their investments and the related risks. There is no guarantee that a Portfolio will be able to achieve its investment objective. It is possible to lose money by investing in a Portfolio.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Portfolio holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares.

Credit Risk

A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. To the extent that the Money Market Portfolio invests 25% or more of its assets in obligations issued by U.S. banks, the Portfolio will be subject to bank concentration risks, such as adverse changes in economic and regulatory developments affecting the banking industry that could affect the ability of the banks to meet their obligations.

High Yield Risk

Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment.

37	PIMCO Variable Insurance Trust

Market Risk

The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, Such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Portfolio, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Portfolio’s principal investment strategies involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Portfolio will tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolios may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The CommodityRealReturn™ Strategy Portfolio and the CommodityRealReturn Strategy Fund®, an Underlying Fund, each may concentrate their assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the CommodityRealReturn™ Strategy Portfolio and, to the extent the All Asset Portfolio invests in the CommodityRealReturn Strategy Fund®, the All Asset Portfolio may be more susceptible to risks associated with those sectors.

Prospectus	38

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Risk

Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio may have to reinvest that money at the lower prevailing interest rates. The Portfolios’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk

A Portfolio that invests in foreign (non-U.S.) securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Portfolio invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

Real Estate Risk

A Portfolio that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust (“REIT”) is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risk

Foreign investment risk may be particularly high to the extent that a Portfolio invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

If a Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies , or in derivatives that provide exposure to foreign (non-U.S.) currencies , it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

39	PIMCO Variable Insurance Trust

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the returns of the Portfolio.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Portfolios that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

To the extent that the All Asset Portfolio invests a significant portion of its assets in an Underlying Fund, the All Asset Portfolio will be particularly sensitive to the risks associated with that Underlying Fund. For a discussion of risks associated with Underlying Funds, please see the “Underlying Fund Risks” below.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The CommodityRealReturn™ Strategy Portfolio’s Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Portfolio. The Portfolios also may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause a Portfolio to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s portfolio securities (or the value of the Underlying Funds in the case of the All Asset Portfolio).

Smaller Company Risk

The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Portfolio and the CommodityRealReturn™ Strategy Portfolio’s Subsidiary are subject to management risk because they are actively managed investment portfolios. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolios and the Subsidiary, but there can be no guarantee that these decisions will produce the desired results.

California State-Specific Risk

An Underlying Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

Prospectus	40

New York State-Specific Risk

An Underlying Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds. The growth rate of New York has at times been somewhat slower than the national overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Municipal Project-Specific Risk

An Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Tax Risk

The CommodityRealReturn™ Strategy Portfolio gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Portfolio may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in its Subsidiary will also constitute qualifying income to the Portfolio.

Based on such rulings, the Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in its Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn™ Strategy Portfolio” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

To the extent the All Asset Portfolio invests in the CommodityRealReturn Strategy Fund®, an Underlying Fund, with substantially similar investment objectives and strategies as the CommodityRealReturn Strategy Portfolio, the use of the above noted investments by the Underlying Fund could subject shareholders of the Portfolio to risks similar to those borne by shareholders of the CommodityRealReturn™ Strategy Portfolio. See “Tax Consequences.”

The Fundamental Advantage Tax Efficient Strategy Fund, an Underlying Fund in which the All Asset Portfolio may invest, typically will seek to achieve its investment objective by investing in total return swap agreements. While the Underlying Fund may utilize swap agreements that are tax efficient, the tax treatment of swap agreements and other derivatives may be affected by future legislation or Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect the character, timing and/or amount of the Underlying Fund’s taxable income or gains and distributions made by the Underlying Fund.

Subsidiary Risk

By investing in the Subsidiary, the CommodityRealReturn ™ Strategy Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are

41	PIMCO Variable Insurance Trust

generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturn™ Strategy Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the CommodityRealReturn™ Strategy Portfolio and, to the extent the All Asset Portfolio invests in the CommodityRealReturn Strategy Fund®, an Underlying Fund with substantially similar investment objectives and strategies as the CommodityRealReturn™ Strategy Portfolio, the All Asset Portfolio.

Short Sale Risk

A Portfolio’s short sales, if any, are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Allocation Risk

The All Asset Portfolio’s investment performance depends upon how its assets are allocated and reallocated between the Underlying Funds according to the Portfolio’s asset allocation targets and ranges. A principal risk of investing in the Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other Underlying Funds under various market conditions. You could lose money on your investment in the Portfolio as a result of these allocation decisions.

Underlying Fund Risks

Because the All Asset Portfolio invests substantially all of its assets in Underlying Funds, the risks associated with investing in the Portfolio is closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Portfolio to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset Portfolio’s net asset value will fluctuate in response to changes in the net asset values of the Underlying Funds in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Fund will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Fund, which will vary.

Management of the Portfolios

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Portfolios. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Portfolios and the Portfolios’ business affairs and other administrative matters. PIMCO also serves as the investment adviser for the CommodityRealReturn™ Strategy Portfolio’s Subsidiary.

PIMCO’s address is 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746 billion in assets under management.

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PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as the asset allocation sub-adviser to the All Asset Portfolio. Research Affiliates, LLC is located at 155 North Lake Avenue, Suite 900, Pasadena, CA 91101.

Advisory Fees

Each Portfolio pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended December 31, 2007, the Portfolios paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Portfolio taken separately):

Portfolio	Advisory Fees
Money Market Portfolio(1)	0.15%
All Asset Portfolio	0.	175%
Long-Term U.S. Government Portfolio	0.225%
StocksPLUS® Growth and Income Portfolio(2)	0.	30%
All other Portfolios	0.25%

(1)	Effective October 1, 2007, the Money Market Portfolio’s advisory fee was reduced by 0.03% to 0.12%.

(2)	Effective October 1, 2007, the StocksPLUS® Growth and Income Portfolio’s advisory fee was reduced by 0.05% to 0.25%.

In addition, for the fiscal year ended December 31, 2007, PIMCO paid a fee to Research Affiliates, LLC at the annual rate of 0.175% of the average daily net assets of the All Asset Portfolio.

The Institutional Class shares of the CommodityRealReturn™ Strategy, Emerging Markets Bond and StocksPLUS® Total Return Portfolios were not operational during the fiscal year ended December 31, 2007. The investment advisory fees for the CommodityRealReturn™ Strategy, Emerging Markets Bond and StocksPLUS® Total Return Portfolios are at an annual rate of 0.49%, 0.45% and 0.39%, respectively, based upon the average daily net assets of each Portfolio taken separately.

As more fully described under “Characteristics and Risks of Securities and Investment Techniques-Investment in Other Investment Companies,” each Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio (“PAPS Money Market Portfolio”), a money market fund advised by PIMCO. In the event a Portfolio invests in the PAPS Money Market Portfolio, 0.01% of the investment advisory fee the Portfolio pays to PIMCO under its investment advisory contract is designated as compensation for PIMCO’s services as investment adviser to the PAPS Money Market Portfolio.

A discussion of the basis for the Board of Trustees’ approval of the Portfolios’ investment advisory contract and asset allocation sub-advisory agreement is available in the Portfolios’ Annual Report to shareholders for the fiscal year ended December 31, 2007. The Institutional Class shares of the CommodityRealReturn™ Strategy, Emerging Markets Bond and StocksPLUS® Total Return Portfolios were not operational during the fiscal year ended December 31, 2007.

As discussed in its “Principal Investments and Strategies” section, the CommodityRealReturn™ Strategy Portfolio may pursue its investment objective by investing in its Subsidiary. The Subsidiary has entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the CommodityRealReturn™ Strategy Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

Administrative Fees

Each Portfolio pays for the administrative services it requires under what is essentially an all-in fee structure. Shareholders of each Portfolio pay an administrative fee to PIMCO, computed as a percentage of the Portfolio’s assets attributable in the aggregate to Institutional Class shares. PIMCO, in turn, provides or procures administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. Each Portfolio

43	PIMCO Variable Insurance Trust

does bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Institutional Class shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, organizational expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Portfolio shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended December 31, 2007, each Portfolio paid PIMCO monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets of each Portfolio taken separately):

Portfolio	Administrative Fees
StocksPLUS® Growth and Income Portfolio	0.10%
Money Market and Short-Term Portfolios	0.20%
High Yield Portfolio	0.35%
Foreign Bond (U.S. Dollar-Hedged) and Global Bond (Unhedged) Portfolios	0.50%
All other Portfolios	0.25%

The Institutional Class shares of the CommodityRealReturn™ Strategy, Emerging Markets Bond and StocksPLUS® Total Return Portfolios were not operational during the fiscal year ended December 31, 2007. The administrative fees for the CommodityRealReturn™ Strategy, Emerging Markets Bond and StocksPLUS® Total Return Portfolios are at annual rates of 0.25%, 0.40% and 0.25%, respectively, based upon the average daily net assets of each Portfolio taken separately.

Fund of Funds Fees

The All Asset Portfolio pays advisory and administrative fees directly to PIMCO at an annual rate of 0.175% and 0.25%, respectively, based on the average daily net assets attributable in the aggregate to the Portfolio’s Institutional Class shares. The Portfolio also indirectly pays its proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Portfolio invests.

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The Acquired Fund Fees and Expenses (Underlying Fund Expenses) shown in the Annual Portfolio Operating Expenses table for the All Asset Portfolio may be higher than the Underlying Fund Expenses used for purposes of the Expense Reduction shown in that table due to differences in the methods of calculation. The Acquired Fund Fees and Expenses (Underlying Fund Expenses), as required to be shown in the Annual Portfolio Operating Expenses table, are calculated using the total operating expenses for each Underlying Fund over the Portfolio’s average net assets. The Underlying Fund Expenses that are used for purposes of implementing the expense reduction described above are calculated using the advisory and administrative fees for each Underlying Fund over the total assets invested in Underlying Funds. Thus, the Acquired Fund Fees and Expenses (Underlying Fund Expenses) listed in the Annual Portfolio Operating Expenses table will typically be higher than the Underlying Fund Expenses used to calculate the Expense Reduction when the All Asset Portfolio employs leverage as an investment strategy.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Portfolios invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset Portfolio invests in Institutional Class shares of the Underlying Funds,

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shareholders of the All Asset Portfolio indirectly bear a proportionate share of these expenses, depending on how the Portfolio’s assets are allocated from time to time among the Underlying Funds.

Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.445%
California Short Duration Municipal Income Fund	0.20	0.15	0.35
CommodityRealReturn Strategy Fund®	0.49	0.26	0.75	(2)
Convertible Fund	0.40	0.34	0.74
Developing Local Markets Fund	0.45	0.40	0.85
Diversified Income Fund	0.45	0.30	0.75
Emerging Local Bond Fund	0.45	0.70	1.15
Emerging Markets Bond Fund	0.45	0.40	0.85
European StocksPLUS® TR Strategy Fund	0.45	0.36	0.81
Extended Duration Fund	0.25	0.32	0.57
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.45	0.31	0.76
Floating Income Fund	0.30	0.25	0.55
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental Advantage Tax Efficient Strategy Fund	0.64	0.37	1.01	(3)
Fundamental Advantage Total Return Strategy Fund	0.64	0.27	0.91	(3)
Fundamental IndexPLUS™ Fund	0.45	0.25	0.70
Fundamental IndexPLUS™ TR Fund	0.54	0.25	0.79
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.81	1.06
High Yield Fund	0.25	0.25	0.50
High Yield Municipal Bond Fund	0.30	0.25	0.55	(4)
Income Fund	0.25	0.22	0.47	(5)(6)
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39	0.25	0.64
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45	0.32	0.77
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS® TR Strategy Fund	0.45	0.48	0.93
Long Duration Total Return Fund	0.25	0.25	0.50
Long-Term U.S. Government Fund	0.225	0.25	0.475
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Mortgage-Backed Securities Fund(7)	0.25	0.25	0.50
Municipal Bond Fund	0.225	0.30	0.525
New York Municipal Bond Fund	0.225	0.26	0.485
Real Return Asset Fund	0.35	0.25	0.60
Real Return Fund	0.25	0.20	0.45
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.20	0.40
Short-Term Fund	0.25	0.20	0.45
Small Cap StocksPLUS® TR Fund	0.44	0.25	0.69
StocksPLUS® Fund	0.25	0.25	0.50
StocksPLUS® Long Duration Fund	0.35	0.25	0.60	(8)
StocksPLUS® Municipal-Backed Fund	0.34	0.25	0.59
StocksPLUS® Total Return Fund	0.39	0.25	0.64
StocksPLUS® TR Short Strategy Fund	0.44	0.25	0.69
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50

(1)

Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expenses, taxes, governmental fees, pro rata Trustees’ fees and acquired fund fees and expenses) attributable to the Institutional Class shares. For the Fundamental Advantage Tax Efficient Strategy Fund, Fundamental Advantage Total Return Strategy Fund, Income Fund and StocksPLUS® Long Duration Fund, Other Expenses are based on estimated amounts for the initial fiscal year of the Underlying Fund’s Institutional class shares and include the Underlying Fund’s organizational expenses.

(2)

PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Underlying Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Underlying Fund’s subsidiary, PIMCO Cayman Commodity Fund I Ltd. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the subsidiary is in place.

(3)

PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Underlying Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (excluding any expenses borne by the Underlying Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.8949% of the Underlying Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by

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PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)	PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year, to waive a portion of its advisory fee equal to 0.01% of average daily net assets.

(5)

PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Underlying Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (prior to the application of the advisory fee reduction described in footnote 6 below and excluding expenses borne by the Underlying Fund not covered by the administrative fee as described under “Management of the Fund—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.4549% of the Underlying Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)

In addition to the administrative fee waiver described above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of the Underlying Fund’s advisory fee equal to 0.05% of average daily net assets.

(7)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.

(8)

PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Underlying Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (excluding expenses borne by the Underlying Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.5949% of the Underlying Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Individual Portfolio Managers

The table below provides information about the individual portfolio managers responsible for management of the Portfolios, including their occupations for the past five years.

Portfolio	Portfolio Manager	Since		Recent Professional Experience
All Asset	Robert D. Arnott	4/03	*	Chairman, Founder, Research Affiliates, LLC since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P until April 30, 2004. He first joined First Quadrant in April 1998.

CommodityRealReturn™ Strategy Real Return	Mihir Worah	12/07 12/07		Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Foreign Bond (U.S. Dollar-Hedged) Global Bond (Unhedged)	Scott A. Mather	2/08 2/08		Managing Director, PIMCO. He is a member of PIMCO’s Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.

High Yield	Mark T. Hudoff	4/07		Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Long-Term U.S. Government	Stephen Rodosky	7/07		Executive Vice President, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Low Duration StocksPLUS® Growth and Income StocksPLUS® Total Return Total Return	William H. Gross	2/99 12/97 9/05 12/97	* * ** *	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

Money Market Short-Term	Paul A. McCulley	9/99 9/99	* *	Managing Director, PIMCO. He has managed fixed income assets since joining PIMCO in 1999. Prior to joining PIMCO, Mr. McCulley was associated with Warburg Dillon Read as a Managing Director from 1992-1999 and Head of Economic and Strategy Research for the Americas from 1995-1999, where he managed macro research world-wide.

Emerging Markets Bond	Curtis Mewbourne	10/06		Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

*	Since inception of the Portfolio.
**	Institutional Class has not commenced operations as of the date of this prospectus.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Portfolios.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), PIMCO’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105-4800, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, including the PIMCO Funds, another series of funds managed by PIMCO, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series),

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another series of funds managed by affiliates of PIMCO, certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or Allianz Funds), and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the Allianz Funds and of PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds’ Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present the PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and the PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

In October 2007, the PIMCO High Yield Fund, an Underlying Fund, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the

47	PIMCO Variable Insurance Trust

bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Institutional Class Shares

The Trust offers investors Institutional Class shares of the Portfolios in this prospectus. The Trust does not charge any sales charges (loads) or other fees in connection with purchases or sales (redemptions) of Institutional Class shares.

• Arrangements with Service Agents.    Institutional Class shares of the Portfolios may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Portfolio shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases and sales of Portfolio shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

• Payments by PIMCO.    PIMCO uses its own assets and resources, including its profits from advisory or administrative fees paid by a Portfolio, to pay insurance companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. In addition, PIMCO may pay certain expenses, such as printing and mailing charges, incurred by such insurance companies in connection with their services. Any such payments are made by PIMCO, and not by the Trust, and PIMCO does not receive any separate fees for such expenses.

The fees paid to insurance companies, as described in the preceding paragraph, generally will not exceed 0.25% of the total assets of the Portfolio held by the insurance company, on an annual basis. Although the

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payments described in the preceding paragraph are not intended to compensate the insurance companies for marketing the Portfolios, they may provide an additional incentive to insurance companies to actively promote the Portfolios and, depending on the arrangements an insurance company may have in place with other mutual funds or their sponsors at any particular time, an insurance company may have a financial incentive to promote a particular Portfolio (or share class of a Portfolio) over other mutual fund options (or other Portfolios or share classes of the Portfolio) available under a particular Variable Contract.

From time to time, PIMCO may pay or reimburse insurance companies, broker-dealers, banks, recordkeepers or other financial institutions for PIMCO’s attendance at investment forums sponsored by such firms, or PIMCO may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of PIMCO’s own assets and at no cost to the Portfolios. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and administrative fees paid to PIMCO by the Portfolios. Such activities by PIMCO may provide incentives to financial institutions to sell shares of the Portfolios. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of Portfolio shares.

The Statement of Additional Information contains further details about the payments made by PIMCO to insurance companies. In addition, you can ask the insurance company that sponsors the Variable Contract in which you invest for information about any payments it receives from PIMCO and any services provided for such payments.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates and may execute brokerage transactions on behalf of the Portfolios with such investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Portfolios or in other products sponsored by PIMCO and its affiliates.

Purchases and Redemptions

Purchasing Shares

Investors do not deal directly with the Portfolios to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account that invest in the Portfolio.

As of the date of this prospectus, shares of the Portfolios are offered for purchase by Separate Accounts to serve as an investment medium for Variable Contracts issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context. All purchase orders are effected at the net asset value (“NAV”) next determined after a purchase order is received.

While the Portfolios currently do not foresee any disadvantages to Variable Contract Owners if the Portfolios serve as an investment medium for both variable annuity contracts and variable life insurance policies, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Portfolios served as an investment medium might at some time be in conflict. However, the Trust’s Board of Trustees and each insurance company with a separate account allocating assets to the Portfolios are required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company

49	PIMCO Variable Insurance Trust

participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.

The Trust and its Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolios or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. In addition, the Trust and its Distributor each reserves the right, in its sole discretion, to redeem shares, in whole or in part, when, in the judgment of management, such redemption is necessary in order to maintain qualification under the rules for variable annuities and/or variable life contracts with respect to other shareholders, to maintain qualification as a regulated investment company under the Code, or for any reason under terms set by the Trustees, including the failure of a shareholder to supply a personal identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to the shareholder. The sale of shares will be suspended when trading on the New York Stock Exchange (“NYSE”) is restricted or during an emergency which makes it impracticable for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. In the event that a Portfolio ceases offering its shares, any investments allocated to the Portfolio will, subject to any necessary regulatory approvals, be invested in another Portfolio.

Redeeming Shares

Shares may be redeemed without charge on any day that the NAV is calculated. All redemption requests received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 pm, Eastern time), on a day the Trust is open for business, are effective on that day. Redemption requests received after that time become effective on the next business day. Redemption requests for Portfolio shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. Payment for shares redeemed normally will be made within seven days.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchange Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Redemptions of Portfolio shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impractical for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors.

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Under these and other unusual circumstances, the Trust may suspend redemption or postpone payment for more than seven days, as permitted by law. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay redemption proceeds in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Frequent or Excessive Purchases, Exchanges and Redemptions

The Trust encourages shareholders to invest in the Portfolios as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Portfolios.

Certain of the Portfolios’ investment strategies may make the Portfolios more susceptible to market timing activities. For example, since certain Portfolios may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolios’ non-U.S. portfolio securities and the determination of the Portfolios’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for a Portfolio’s potential investment in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Board of Trustees of the Trust has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Portfolios and their shareholders. Such activities may have a detrimental effect on the Portfolios and their shareholders. For example, depending upon various factors such as the size of a Portfolio and the amount of its assets maintained in cash, short-term or excessive trading by Portfolio shareholders may interfere with the efficient management of the Portfolio’s investments, increase transaction costs and taxes, and may harm the performance of the Portfolio and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of a Portfolio’s holdings, and the time when that change is reflected in the NAV of the Portfolio’s shares, the Portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of a Portfolio’s securities. See “How Portfolio Shares Are Priced” below for more information.

Second, the Trust and PIMCO seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transactions if, in the judgment of the Trust or PIMCO, the transaction may adversely affect the interests of the Portfolios or their shareholders. Notice of any such restrictions, if any, will vary according to the particular circumstances. When PIMCO notices a pattern of trading that may be indicative of excessive or abusive trading by Variable Contract Owners or plan participants, the Trust and/or PIMCO will seek the cooperation of insurance companies or plan administrators in attempting to determine whether the activity is the result of trading by one or more related Variable Contract Owners or plan participants. In the event that the insurance company informs PIMCO that the trading activity is the result of excessive or abusive trading by Variable Contract Owners or plan participants, PIMCO will request that the insurance company or plan administrator take appropriate action to ensure that the excessive or abusive trading ceases. If the trading

51	PIMCO Variable Insurance Trust

pattern continues, PIMCO will request that the insurance company or plan administrator restrict purchases of or exchanges into the Portfolio by the Variable Contract Owner or plan participants identified as having engaged in excessive or abusive trading. There can be no assurances that an insurance company or plan administrator will comply with PIMCO’s request. The Trust and PIMCO will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Portfolio shares by multiple investors are aggregated for presentation to the Portfolios on a net basis, conceal the identity of the individual investors from the Portfolios. This makes it more difficult for the Trust and/or PIMCO to identify short-term transactions in the Portfolios.

How Portfolio Shares are Priced

The NAV of a Portfolio’s Institutional Class shares is determined by dividing the total value of a Portfolio’s investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Portfolio shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Information that becomes known to the Portfolios or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Except for the Money Market Portfolio, for purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies, a Portfolio’s NAV will be calculated based upon the NAVs of such investments. A Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Money Market Portfolio’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside

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the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at its direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair market pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under “Frequent or Excessive Purchases, Exchanges and Redemptions.”

Tax Consequences

Each Portfolio intends to qualify as a regulated investment company annually and to elect to be treated as a regulated investment company for federal income tax purposes. As such, a Portfolio generally will not pay federal income tax on the income and gains it pays as dividends to its shareholders. In order to avoid a 4% federal excise tax, each Portfolio intends to distribute each year substantially all of its net income and gains.

Each Portfolio intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, Each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or any agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

53	PIMCO Variable Insurance Trust

If a Portfolio fails to meet the diversification requirement under Section 817(h), income with respect to Variable Contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Variable Contracts and income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Please refer to the prospectus for the Separate Account and Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account. See “Additional Information—Additional Tax Information” in the Portfolios’ Statement of Additional Information for more information on taxes.

• A Note on the CommodityRealReturn™ Strategy Portfolio.    One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in its Subsidiary will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments its Subsidiary.

This “Tax Consequences” section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Portfolios described under the “Portfolio Summaries” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Portfolios from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolios. As with any mutual fund, investors in the Portfolios rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. The investments made by the Portfolios at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with investment objectives and strategies similar to those of the Portfolios. Accordingly, the performance of the Portfolios can be expected to vary from that of the other mutual funds. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Portfolios.

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Because the CommodityRealReturn™ Strategy Portfolio may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Portfolio may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the CommodityRealReturn™ Strategy Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio.

The All Asset Portfolio invests substantially all of its assets in shares of the Underlying Funds, and as such (unless otherwise indicated) does not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset Portfolio is directly related to the investment performance of the Underlying Funds in which they invest, the risks of investing in the All Asset Portfolio is closely related to the risks associated with the Underlying Funds and their investments in the securities described below.

Securities Selection

Most of the Portfolios in this prospectus seek maximum total return. The total return sought by a Portfolio consists of both income earned on a Portfolio’s investments and capital appreciation, if any, arising from increases in the market value of a Portfolio’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. and foreign economies, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Portfolios may invest include municipal lease obligations. The Portfolios may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Portfolios may also invest in securities issued by entities whose underlying assets are municipal bonds.

55	PIMCO Variable Insurance Trust

The Portfolios (except the Money Market Portfolio) may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which a Portfolio purchases a RIB from a trust, and the underlying municipal bond was held by the Portfolio prior to being deposited into the trust, the Portfolio treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Portfolio will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Portfolio’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Portfolios where the Portfolios did not previously own the underlying municipal bond.

Mortgage-Related and Other Asset-Backed Securities

Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. Each Portfolio (except the Money Market Portfolio) may invest no more than 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Portfolio (except the Money Market Portfolio) may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Portfolios may invest in other asset-backed securities that have been offered to investors.

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Loan Participations and Assignments

Each Portfolio (except the Money Market Portfolio) may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Portfolio may lose its entire investment. The Emerging Markets Bond Portfolio may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the Interest rate paid on the obligations. Each Portfolio may invest in floating rate debt instruments (“floaters”) and (except for the Money Market Portfolio) engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Portfolio (except the Money Market Portfolio) may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Portfolio (except the Money Market Portfolio) may invest no more than 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities. Additionally, each Portfolio (except the Money Market Portfolio) may also invest, without limitation, in RIBs.

Inflation-Indexed Bonds

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

57	PIMCO Variable Insurance Trust

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Portfolio (except the Money Market Portfolio) may obtain event-linked exposure by investing in “event-linked bonds,” “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomenon, or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Portfolio may lose a portion or its entire principal invested in the bond or notional amount on a swap. Event-linked exposure often provides for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked exposure may also expose a Portfolio to certain unanticipated risks including credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

Convertible and Equity Securities

Each Portfolio, except the Total Return and Money Market Portfolios, may invest in convertible securities and equity securities. The Total Return Portfolio may not invest in equity securities but may invest in convertible securities that are not considered equities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Portfolio may consider convertible securities or equity securities to gain exposure to such investments.

While the StocksPLUS® Growth and Income and StocksPLUS® Total Return Portfolios will generally invest in equity derivatives and will not normally invest directly in equity securities, each Portfolio may invest without limitation directly in equity securities, including common stocks, preferred stocks and convertible securities. In addition, the CommodityRealReturn™ Strategy Portfolio may invest in equity securities of issuers in commodity-related industries. When investing directly in equity securities, a Portfolio will not be limited to only those equity securities with any particular weighting in such Portfolio’s respective benchmark index, if any. Generally, the Portfolios will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

At times, in connection with the restructuring of a Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy proceedings, a Portfolio (except the Total Return and Money Market Portfolios) may determine or be required to accept equity securities in exchange for all or a portion of a Fixed Income Instrument. Depending upon, among other things, PIMCO’s evaluation of the potential value of such securities in relation to the price that could be obtained by a Portfolio at any given time upon sale thereof, a Portfolio (except the Total Return and Money Market Portfolios) may determine to hold such securities in its portfolio.

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Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Certain Portfolios may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Portfolios that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Certain Portfolios also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•     Emerging Market Securities.    Each Portfolio that may invest in foreign (non-U.S.) securities (other than the Money Market Portfolio) may invest in securities and instruments that are economically tied to emerging market countries. The Low Duration and Short-Term Portfolios may invest up to 5% of their total assets in such securities and instruments, and each other Portfolio is subject to the limitation on investment in emerging market securities noted in the Portfolio’s Portfolio Summary. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO

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generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, a Portfolio emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, Seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Portfolio (except the Long-Term U.S. Government and Money Market Portfolios) may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings of relevant Brady Bonds.

Foreign (Non-U.S.) Currencies

A Portfolio that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.    Portfolios that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and

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options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Portfolio’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Portfolio may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Portfolio to benefit from favorable fluctuations in relevant foreign currencies. A Portfolio may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Portfolio will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with the procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Portfolio (including the All Asset Portfolio) may enter into repurchase agreements, in which the Portfolio purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Portfolio’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to the Portfolio’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Portfolio will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Portfolio.

Each Portfolio (including the All Asset Portfolio) may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Portfolio may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Portfolio’s total assets. A Portfolio may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Portfolio’s total assets.

Derivatives

Each Portfolio (except the Money Market Portfolio) may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Each Portfolio (except the Money Market Portfolio) may invest all of its assets in derivative instruments, subject to the Portfolio’s objective and policies. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Portfolio will succeed. A description of these and other derivative instruments that the Portfolios may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

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A Portfolio’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolios.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in that Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Portfolio will segregate, or “earmark” on its records, assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager may wish to retain a Portfolio’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in

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particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Portfolio’s use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Portfolio had not used such instruments.

•  A Note on the CommodityRealReturn™ Strategy Portfolio.    In light of certain revenue rulings and private letter rulings issued to the Portfolio by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio,” the Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contracts, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Portfolio may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the Portfolio may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue rulings that limits the extent to which the Portfolio may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio,” above for further information.

Investments in the Wholly-Owned Subsidiary

Investments in the Subsidiary are expected to provide the CommodityRealReturn™ Strategy Portfolio with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio.”

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It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the CommodityRealReturn™ Strategy Portfolio may enter into these commodity-linked derivative instruments directly, the Portfolio will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market then commodity index-linked notes, the CommodityRealReturn™ Strategy Portfolio’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the CommodityRealReturn™ Strategy Portfolio invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturn™ Strategy Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the CommodityRealReturn™ Strategy Portfolio.

Delayed Funding Loans and Revolving Credit Facilities

Each Portfolio (except the Money Market Portfolio) may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio’s overall investment exposure. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The All Asset Portfolio invests substantially all of its assets in other investment companies. The All Asset Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. Except as described below, each other Portfolio may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. The limitation described in the foregoing sentence shall not apply to the CommodityRealReturn™ Strategy Portfolio’s investment in its Subsidiary. As a shareholder of any investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

Each Portfolio may invest in the PAPS Money Market Portfolio to the extent permitted by the 1940 Act and rules thereunder. The PAPS Money Market Portfolio is a registered investment company created for use solely

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by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The PAPS Money Market Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or administrative fees to PIMCO.

Subject to the restrictions and limitations of the 1940 Act, each Portfolio may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Portfolio. The Portfolios may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. A Portfolio making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Portfolio may invest up to 15% (10% in the case of the Money Market Portfolio) of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Portfolio may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect the Portfolio’s performance.

Temporary Defensive Positions

For temporary or defensive purposes, the Portfolios may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Portfolio engages in such strategies, it may not achieve its investment objective.

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Changes in Investment Objectives and Policies

The investment objectives of certain Underlying Funds may be changed by the Board of Trustees without shareholder approval. The investment objective of each Portfolio and certain other Underlying Funds are fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Portfolios may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Portfolio investments listed in this prospectus will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Each of the Emerging Markets Bond, Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), High Yield and Long-Term U.S. Government, Portfolios has adopted a non-fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Portfolio may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Portfolio invests in high yield and/or unrated securities, the Portfolio’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Portfolios may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Portfolios to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Portfolios.

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Descriptions of the Underlying Funds

Because the All Asset Portfolio invests substantially all of its assets in some or all of the Underlying Funds as discussed above, and the Underlying Funds are not offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the All Asset Portfolio may invest in additional PIMCO Funds created in the future. For a complete description of an Underlying Fund, please see that Underlying Fund’s Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning 1-800-927-4648.

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% of total assets Prime 1; ≤ 5% of total assets Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	≤ 1 year	Caa to Aaa; max 10% of total assets below B	No Limitation
	Short-Term	Money market instruments and short maturity fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-10% of total assets
	Low Duration	Short maturity fixed income instruments	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Low Duration II	Short maturity fixed income instruments with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Intermediate Duration Bond Funds	Moderate Duration	Short and intermediate maturity fixed income securities	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% of assets below Baa subject to max 5% of total assets rated Caa	0-20% of total assets
	Mortgage-Backed Securities(3)	Short and intermediate maturity mortgage-related fixed income instruments	1-7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	Total Return	Intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Total Return II	Intermediate maturity fixed income instruments with quality and non-U.S. issuer restrictions	+/- 2 years of its benchmark	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Long Duration Bond Funds	Long Duration Total Return	Long-term maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Extended Duration	Long-term maturity fixed income instruments	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Income Fund	Income	Broad range of fixed income instruments	2-8 years	Caa to Aaa; max 50% of total assets below Baa	No Limitation

67	PIMCO Variable Insurance Trust

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income instruments	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Real Return Asset	Inflation-indexed fixed income instruments	+/- 4 years of its benchmark	B to Aaa; max 20% of total assets below Baa	0-30% of total assets
	CommodityReal-Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	RealEstateReal- Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Tax Exempt Bond Funds	California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	≤ 3 years	Caa to Aaa; max 10% of total assets below Baa	0%
	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	≤ 3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% of total assets below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% of total assets below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% of total assets below Baa	0%
	High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4-11 years	No Limitation	0%
International Bond Funds	Developing Local Markets	Currencies or fixed income securities denominated in currencies of non-U.S. countries	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Emerging Markets Bond	Emerging market fixed income instruments	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(4) of total assets
	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(4) of total assets
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income instruments	3-8 years	Max 10% of total assets below B	No Limitation
	Emerging Local Bond	Fixed income instruments denominated in currencies of non-U.S. countries	+/- 2 years of its benchmark	Max 15% of total assets below B	≥ 80%(4) of assets
Convertible Fund	Convertible	Convertible securities	N/A	Max 20% of total assets below B	0-30% of total assets
Domestic Equity-Related Funds	Fundamental IndexPLUS™	Enhanced RAFI 1000 Index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Fundamental IndexPLUS™ TR	Enhanced RAFI 1000 Index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets

Prospectus	68

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	StocksPLUS® Long Duration	S&P 500 stock index derivatives backed by a portfolio of actively managed long-term fixed income instruments	+/- 2 years of Lehman Brothers Long Term Government/ Credit Index	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% of total assets below Baa	0%
International Equity-Related Funds	European StocksPLUS® TR Strategy	European equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	International StocksPLUS® TR Strategy (U.S. Dollar Hedged)(7)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	Japanese StocksPLUS® TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
Fundamental Advantage Funds	Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No Limitation	No Limitation
	Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	No Limitation

(1)	As rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.
(2)

Each Underlying Fund (except the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS® Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(4)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(5)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(6)	Limitation with respect to the Underlying Fund’s fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(7)	Effective October 1, 2006, the Underlying Fund’s name was changed from International StocksPLUS® TR Strategy Fund to International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged).

69	PIMCO Variable Insurance Trust

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Prospectus	70

Financial Highlights

The financial highlights table is intended to help a shareholder understand the Portfolios’ financial performance for the last five fiscal years or, as relevant, the period since a Portfolio or class commenced operations. For the CommodityRealReturn™ Strategy, Emerging Markets Bond and StocksPLUS® Total Return Portfolios, the information below reflects financial results for Administrative Class shares of the respective Portfolio, which are offered in a different prospectus. Institutional Class shares of these Portfolios had not commenced operations during the periods shown. The performance shown below differs from that which would have been achieved by Institutional Class shares of these Portfolios to the extent that the Institutional Class has lower expenses than the Administrative Class. The performance does not reflect Variable Contract fees and expenses. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Portfolios’ independent registered public accounting firm. Their report, along with full financial statements, appears in the Trust’s Annual Report, which is available upon request. Note: all footnotes to the financial highlights table appear at the end of the table.

Year or Period Ended	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset
Institutional Class
12/31/2007	$11.68	$0.98	$(0.02)	$0.96	$(0.90)	$0.00
01/31/2006-12/31/2006	11.93	1.17	(0.74)	0.43	(0.65)	(0.03)
CommodityRealReturn Strategy
Administrative Class
12/31/2007	$11.31	$0.47	$2.11	$2.58	$(0.54)	$0.00
12/31/2006	12.25	0.42	(0.80)	(0.38)	(0.51)	(0.05)
12/31/2005	10.49	0.35	1.64	1.99	(0.22)	(0.01)
06/30/2004-12/31/2004	10.00	0.07	0.58	0.65	0.00	(0.16)
Emerging Markets Bond
Administrative Class
12/31/2007	$13.96	$0.74	$0.05	$0.79	$(0.80)	$(0.28)
12/31/2006	13.66	0.70	0.52	1.22	(0.73)	(0.19)
12/31/2005	13.21	0.67	0.71	1.38	(0.68)	(0.25)
12/31/2004	12.97	0.48	1.03	1.51	(0.51)	(0.76)
12/31/2003	11.48	0.62	2.90	3.52	(0.65)	(1.38)
Foreign Bond (U.S. Dollar-Hedged)
Institutional Class
12/31/2007	$10.10	$0.36	$0.01	$0.37	$(0.35)	$0.00
12/31/2006	10.34	0.38	(0.14)	0.24	(0.35)	(0.13)
12/31/2005	10.15	0.29	0.24	0.53	(0.26)	(0.08)
12/31/2004	10.03	0.24	0.33	0.57	(0.22)	(0.23)
12/31/2003	10.07	0.27	(0.03)	0.24	(0.28)	0.00
Global Bond (Unhedged)
Institutional Class
12/31/2007	$12.06	$0.43	$0.74	$1.17	$(0.42)	$(0.03)
01/31/2006-12/31/2006	12.00	0.41	0.04	0.45	(0.39)	0.00
High-Yield
Institutional Class
12/31/2007	$8.34	$0.57	$(0.27)	$0.30	$(0.59)	$0.00
12/31/2006	8.19	0.58	0.15	0.73	(0.58)	0.00
12/31/2005	8.40	0.55	(0.21)	0.34	(0.55)	0.00
12/31/2004	8.19	0.53	0.23	0.76	(0.55)	0.00
12/31/2003	7.17	0.57	1.03	1.60	(0.58)	0.00
Long-Term U.S. Government
Institutional Class
12/31/2007	$10.43	$0.49	$0.51	$1.00	$(0.49)	$0.00
12/31/2006	11.00	0.49	(0.35)	0.14	(0.48)	(0.23)
12/31/2005	11.19	0.42	0.12	0.54	(0.42)	(0.31)
12/31/2004	11.01	0.36	0.48	0.84	(0.36)	(0.30)
12/31/2003	11.09	0.32	0.12	0.44	(0.35)	(0.17)
Low Duration
Institutional Class
12/31/2007	$10.06	$0.49	$0.25	$0.74	$(0.50)	$0.00
12/31/2006	10.09	0.44	(0.03)	0.41	(0.44)	0.00
12/31/2005	10.30	0.30	(0.18)	0.12	(0.30)	(0.03)
12/31/2004	10.27	0.15	0.05	0.20	(0.14)	(0.03)
12/31/2003	10.23	0.17	0.08	0.25	(0.20)	(0.01)

*	Annualized.
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding Underlying Funds' expenses in which the Portfolio invests.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to net assets would have been 0.425%.
(d)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.00%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.94%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to expenses to average net assets would have been 1.58%.
(h)	Effective October 31, 2005, the advisory fee was reduced to 0.225%.

71	PIMCO Variable Insurance Trust

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.90)	$11.74	8.43%	$373	0.405	% (b)(c)	0.405	% (b)(c)	8.05%	101%
(0.68)	11.68	3.73%	74	0.425	%*(b)(d)	0.425	%*(b)(d)	10.65%*	66%

$(0.54)	$13.35	23.24%	$287,125	0.93	% (e)	0.87	% (f)	3.90%	856%
(0.56)	11.31	(3.10)%	180,810	0.93%		0.93%		3.48%	993%
(0.23)	12.25	19.08%	106,943	0.89%		0.89%		2.92%	1,415%
(0.16)	10.49	6.51%	3,358	0.90	%*(g)	0.89	%*(g)	1.36%*	700%

$(1.08)	$13.67	5.80%	$196,497	1.00%		1.00%		5.33%	145%
(0.92)	13.96	9.25%	207,298	1.00%		1.00%		5.15%	283%
(0.93)	13.66	10.75%	133,142	1.00%		1.00%		5.01%	242%
(1.27)	13.21	12.11%	64,598	1.01%		1.00%		3.70%	484%
(2.03)	12.97	31.64%	50,954	1.04%		1.00%		4.78%	451%

$(0.35)	$10.12	3.77%	$15	0.75%		0.75%		3.62%	621%
(0.48)	10.10	2.34%	14	0.75%		0.75%		3.69%	281%
(0.34)	10.34	5.28%	14	0.75%		0.75%		2.81%	453%
(0.45)	10.15	5.68%	13	0.75%		0.75%		2.37%	515%
(0.28)	10.03	2.39%	13	0.78%		0.75%		2.69%	600%

$(0.45)	$12.78	9.89%	$229	0.75%		0.75%		3.51%	560%
(0.39)	12.06	3.77%	48	0.75	%*	0.75	%*	3.70%*	224%

$(0.59)	$8.05	3.66%	$2,456	0.60%		0.60%		6.99%	131%
(0.58)	8.34	9.24%	1,963	0.60%		0.60%		7.05%	81%
(0.55)	8.19	4.26%	687	0.60%		0.60%		6.68%	109%
(0.55)	8.40	9.71%	343	0.60%		0.60%		6.51%	97%
(0.58)	8.19	23.08%	13	0.60%		0.60%		7.36%	97%

$(0.49)	$10.94	9.90%	$912	0.475%		0.475%		4.75%	188%
(0.71)	10.43	1.30%	443	0.475%		0.475%		4.61%	785%
(0.73)	11.00	4.90%	391	0.50	% (h)	0.50	% (h)	3.75%	533%
(0.66)	11.19	7.73%	311	0.50%		0.50%		3.22%	237%
(0.52)	11.01	4.05%	13	0.51%		0.50%		2.85%	619%

$(0.50)	$10.30	7.52%	$30,612	0.50%		0.50%		4.86%	72%
(0.44)	10.06	4.13%	25,886	0.50%		0.50%		4.37%	200%
(0.33)	10.09	1.16%	18,093	0.50%		0.50%		2.92%	184%
(0.17)	10.30	2.00%	12,252	0.50%		0.50%		1.49%	483%
(0.21)	10.27	2.49%	11	0.50%		0.50%		1.68%	284%

Prospectus	72

Financial Highlights (continued)

Year or Period Ended	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
Money Market
Institutional Class
12/31/2007	$1.00	$0.05	$0.00	$0.05	$(0.05)	$0.00
12/31/2006	1.00	0.05	0.00	0.05	(0.05)	0.00
12/31/2005	1.00	0.03	0.00	0.03	(0.03)	0.00
12/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
12/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
Real Return
Institutional Class
12/31/2007	$11.93	$0.58	$0.67	$1.25	$(0.58)	$(0.03)
12/31/2006	12.69	0.54	(0.42)	0.12	(0.55)	(0.33)
12/31/2005	12.92	0.37	(0.08)	0.29	(0.38)	(0.14)
12/31/2004	12.36	0.15	0.96	1.11	(0.14)	(0.41)
12/31/2003	11.90	0.25	0.81	1.06	(0.34)	(0.26)
Short-Term
Institutional Class
12/31/2007	$10.04	$0.49	$(0.03)	$0.46	$(0.49)	$0.00
12/31/2006	10.05	0.45	(0.01)	0.44	(0.45)	0.00
12/31/2005	10.08	0.30	(0.03)	0.27	(0.30)	0.00
12/31/2004	10.10	0.14	0.00	0.14	(0.14)	(0.02)
12/31/2003	10.08	0.14	0.08	0.22	(0.19)	(0.01)
StocksPLUS® Growth and Income
Institutional Class
12/31/2007	$11.25	$0.55	$0.23	$0.78	$(0.87)	$0.00
12/31/2006	10.27	0.45	1.06	1.51	(0.53)	0.00
12/31/2005	10.14	0.31	0.06	0.37	(0.24)	0.00
12/31/2004	9.29	0.15	0.86	1.01	(0.16)	0.00
12/31/2003	7.27	0.14	2.06	2.20	(0.18)	0.00
StocksPLUS® Total Return
Administrative Class
12/31/2007	$11.38	$0.52	$0.57	$1.09	$(0.45)	$(0.90)
12/31/2006	10.19	0.42	1.02	1.44	(0.16)	0.09)
09/30/2005-12/31/2005	10.00	0.09	0.10	0.19	0.00	0.00
Total Return
Institutional Class
12/31/2007	$10.12	$0.50	$0.37	$0.87	$(0.50)	$0.00
12/31/2006	10.24	0.46	(0.07)	0.39	(0.46)	(0.05)
12/31/2005	10.51	0.39	(0.12)	0.27	(0.37)	(0.17)
12/31/2004	10.36	0.20	0.31	0.51	(0.21)	(0.15)
12/31/2003	10.23	0.27	0.25	0.52	(0.31)	(0.08)

(i)	Effective October 1, 2007, the advisory fee was reduced to 0.12%.
(j)	Effective October 1, 2007, the advisory fee was reduced to 0.25%.
(k)	Effective October 31, 2006, the advisory fee was reduced to 0.30%.
(l)	Effective October 1, 2007, the advisory fee was reduced to 0.39%.
(m)	Effective October 31, 2006, the advisory fee was reduced to 0.44%.
(n)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.10%.

73	PIMCO Variable Insurance Trust

Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.05)	$1.00	5.01%	$213,882	0.34	% (i)	0.34	% (i)	4.91%	N/A
(0.05)	1.00	4.78%	207,305	0.35%		0.35%		4.77%	N/A
(0.03)	1.00	2.93%	100,195	0.35%		0.35%		3.23%	N/A
(0.01)	1.00	1.06%	12	0.35%		0.35%		1.04%	N/A
(0.01)	1.00	0.88%	11	0.35%		0.35%		0.85%	N/A

$(0.61)	$12.57	10.80%	$43,300	0.50%		0.50%		4.84%	901%
(0.88)	11.93	0.86%	45,852	0.50%		0.50%		4.38%	963%
(0.52)	12.69	2.24%	44,659	0.51%		0.50%		2.88%	1,102%
(0.55)	12.92	9.08%	36,691	0.50%		0.50%		1.14%	1,064%
(0.60)	12.36	9.00%	26,540	0.51%		0.50%		2.06%	738%

$(0.49)	$10.01	4.65%	$13,303	0.45%		0.45%		4.87%	160%
(0.45)	10.04	4.43%	17,372	0.45%		0.45%		4.44%	111%
(0.30)	10.05	2.67%	32,419	0.45%		0.45%		2.95%	154%
(0.16)	10.08	1.45%	25,320	0.45%		0.45%		1.34%	251%
(0.20)	10.10	2.20%	14,932	0.45%		0.45%		1.36%	199%

$(0.87)	$11.16	6.97%	$4,572	0.39	% (j)	0.39	% (j)	4.80%	54%
(0.53)	11.25	15.11%	5,910	0.44	% (k)	0.44	% (k)	4.23%	135%
(0.24)	10.27	3.68%	5,735	0.50%		0.50%		3.12%	264%
(0.16)	10.14	10.99%	3,560	0.50%		0.50%		1.55%	249%
(0.18)	9.29	30.44%	2,203	0.50%		0.50%		1.65%	134%

$(1.35)	$11.12	9.57%	$4,483	1.18	% (l)	0.83	% (l)	4.46%	223%
(0.25)	11.38	14.19%	3,749	0.88	% (m)	0.88	% (m)	3.95%	415%
0.00	10.19	1.90%	3,056	0.90	%*(n)	0.89	%*(n)	3.77%*	43%

$(0.50)	$10.49	8.90%	$207,312	0.68%		0.50%		4.93%	298%
(0.51)	10.12	4.00%	158,748	0.52%		0.50%		4.51%	303%
(0.54)	10.24	2.60%	143,720	0.50%		0.50%		3.69%	344%
(0.36)	10.51	5.05%	63,646	0.50%		0.50%		1.92%	373%
(0.39)	10.36	5.20%	75,540	0.50%		0.50%		2.60%	193%

Prospectus	74

Appendix A

Description of Securities Ratings

A Portfolio’s investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Portfolio’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories, or if unrated deemed comparable by PIMCO.

Below Investment Grade High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch, and comparable securities. They are deemed predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Prospectus	A-1

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

A-2	PIMCO Variable Insurance Trust

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P’s. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Prospectus	A-3

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality after completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A-4	PIMCO Variable Insurance Trust

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P’s by the issuer or obtained from other sources it considers reliable. S&P’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch, Inc.

Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Prospectus	A-5

Short-Term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC,” or to short-term ratings other than “F1.”

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

A-6	PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, New York 10105-4800

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services-Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Portfolios. The SAI and the financial statements included in the Portfolios’ most recent annual report to shareholders are incor- porated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Portfolios’ annual report discusses the market condi- tions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Portfolio, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or by writing to:

PIMCO Variable Insurance Trust 840 Newport Center Drive Newport Beach, CA 92660

You may review and copy informa- tion about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other informa- tion about the Trust on the EDGAR database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, 100 F Street, N.E. Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov. You can also visit our Web site at www.pimco.com for additional information about the Portfolios, including the SAI and the annual and semi-annual reports which are available for download free of charge.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-8399

PIMCO Funds Prospectus

PIMCO

Variable

Insurance

Trust

May 1, 2008

Share Class

Adv Advisor M Class M

SHORT DURATION BOND PORTFOLIO

Low Duration Portfolio

INTERMEDIATE DURATION BOND PORTFOLIOS

High Yield Portfolio

Total Return Portfolio

REAL RETURN STRATEGY PORTFOLIOS

CommodityRealReturn™ Strategy Portfolio

RealEstateRealReturn Strategy Portfolio

Real Return Portfolio

INTERNATIONAL BOND PORTFOLIOS

Emerging Markets Bond Portfolio

Foreign Bond Portfolio (Unhedged)

Global Bond Portfolio (Unhedged)

EQUITY-RELATED PORTFOLIOS

Small Cap StocksPLUS® TR Portfolio

StocksPLUS® Total Return Portfolio

ACTIVE ASSET ALLOCATION PORTFOLIOS

All Asset Portfolio

All Asset All Authority Portfolio

This cover is not part of the Prospectus.

Prospectus

PIMCO Variable Insurance Trust

May 1, 2008

Share Class

  Adv    Advisor

   M     Class M

This prospectus describes 13 separate investment portfolios (the “Portfolios”) offered by the PIMCO Variable Insurance Trust (the “Trust”). The Portfolios provide access to the professional investment management services offered by Pacific Investment Management Company LLC (“PIMCO”).

This prospectus explains what you should know about the Portfolios before you invest. Please read it carefully.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Assets in the Separate Accounts are invested in shares of the Portfolios in accordance with allocation instructions received from owners of the Variable Contracts (“Variable Contract Owners”). Variable Contract Owners do not deal directly with the Portfolios to purchase or redeem shares. The allocation rights of Variable Contract Owners are described in the accompanying Separate Account prospectus. Shares of the Portfolios also may be sold to qualified pension and retirement plans outside of the separate account context.

This prospectus should be read in conjunction with the prospectus of the Separate Account. Both prospectuses should be read carefully and retained for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO Variable Insurance Trust

Prospectus	2

Summary Information

The table below describes certain investment characteristics of the Portfolios. Other important characteristics are described in the individual Portfolio Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

Category	Portfolio	Main Investments	Average Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Portfolio	Low Duration	Short maturity fixed income instruments	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Intermediate Duration Bond Portfolios	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% of assets below Baa subject to max 5% of total assets rated Caa	0-20% of total assets
	Total Return	Intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Real Return Strategy Portfolios	CommodityRealReturn™ Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income instruments	≤10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	RealEstateRealReturn Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments	≤10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Real Return	Inflation-indexed fixed income instruments	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
International Bond Portfolios	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥80%(3) of assets
	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(3) of total assets
	Emerging Markets Bond	Emerging market fixed income instruments	≤8 years	Max 15% of total assets below B	≥80%(3) of assets
Active Asset Allocation Portfolios	All Asset	Certain of the PIMCO Funds	Average of PIMCO Funds held (4)	Average of PIMCO Funds held (4)	Average of PIMCO Funds held (4)
	All Asset All Authority	Certain of the PIMCO Funds	Average of PIMCO Funds held (4)	Average of PIMCO Funds held (4)	Average of PIMCO Funds held (4)
Equity-Related Portfolios	Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG (5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG (5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
(1)

As rated by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality.

(2)	Each Portfolio may invest beyond this limit in U.S. dollar-denominated securities of non-U.S. issuers.
(3)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(4)	The Portfolio invests in certain funds of the PIMCO Funds and does not invest directly in securities of other issuers.
(5)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Fixed Income Instruments

“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
•	mortgage-backed and other asset-backed securities;
•	inflation-indexed bonds issued both by governments and corporations;
•	structured notes, including hybrid or “indexed” securities and event-linked bonds;
•	loan participations and assignments;
•	delayed funding loans and revolving credit facilities;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances;
•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments;

3	PIMCO Variable Insurance Trust

Summary Information (continued)

•	debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and
•	obligations of international agencies or supranational entities.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Portfolios may invest in derivatives based on Fixed Income Instruments.

Duration

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a Portfolio with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Credit Ratings

In this prospectus, references are made to credit ratings of debt securities which measure an issuer’s expected ability to pay principal and interest on time. Credit ratings are determined by rating organizations, such as Moody’s, S&P or Fitch. The following terms are generally used to describe the credit quality of debt securities depending on the security’s credit rating or, if unrated, credit quality as determined by PIMCO:

•	high quality
•	investment grade
•	below investment grade (“high yield securities” or “junk bonds”)

For a further description of credit ratings, see “Appendix A—Description of Securities Ratings.” As noted in Appendix A, Moody’s, S&P and Fitch may modify their ratings of securities to show relative standing within a rating category, with the addition of numerical modifiers (1, 2 or 3) in the case of Moody’s, and with the addition of a plus (+) or minus (-) sign in the case of S&P and Fitch. A Portfolio may purchase a security, regardless of any rating modification, provided the security is rated at or above the Portfolio’s minimum rating category. For example, a Portfolio may purchase a security rated B3 by Moody’s, B- by S&P or B- by Fitch, provided the Portfolio may purchase securities rated B.

Portfolio Descriptions, Performance, Fees and Disclosure of Portfolio Holdings

The Portfolios provide a broad range of investment choices. The following summaries identify each Portfolio’s investment objective, principal investments and strategies, principal risks, performance information and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Portfolios begins after the Portfolio Summaries. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Portfolios.

Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Portfolio’s holdings.

It is possible to lose money on investments in the Portfolios.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Investments made by the All Asset and All Asset All Authority Portfolios

The All Asset and All Asset All Authority Portfolios are intended for investors who prefer to have their asset allocation decisions made by professional money managers. The All Asset and All Asset All Authority Portfolios may invest in any or all of the funds of the PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All Authority, RealRetirement™ 2010, RealRetirement™ 2020, RealRetirement™ 2030, RealRetirement™ 2040 and RealRetirement™ 2050 Funds (“Underlying Funds”). The Underlying Funds in which the All Asset and All Asset All Authority Portfolios invest are not offered in this prospectus. Please see the “Description of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

Prospectus	4

PIMCO All Asset Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with preservation of real capital and prudent investment management	Portfolio Focus Underlying PIMCO Funds Average Portfolio Duration Average of PIMCO Funds held	Credit Quality Average of PIMCO Funds held Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds. Though it is anticipated that the Portfolio will not currently invest in the European StockPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, Japanese StocksPLUS® TR Strategy, StocksPLUS® Municipal-Backed and StocksPLUS® TR Short Strategy Funds, the Portfolio may invest in these Underlying Funds in the future, without shareholder approval, at the discretion of PIMCO. The Portfolio invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Please see the “Description of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged), Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration and StocksPLUS® Total Return Funds normally will not exceed 50% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn™ Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets. The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within these markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the asset class exposures represented by the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Portfolio is classified as “nondiversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”) because it may invest in a limited number of Underlying Funds. However, since certain of the Underlying Funds in which the Portfolio invests are classified as diversified for purposes of the 1940 Act, the Portfolio may indirectly diversify its portfolio.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Portfolio may invest in additional PIMCO Funds created in the future.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect the net asset value, yield and total return of the Portfolio, are:

• Allocation Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

5	PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio (continued)

The principal risks of investing in the Underlying Funds, and consequently the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Commodity Risk • Equity Risk	• Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Real Estate Risk • Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk	• Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Tax Risk • Subsidiary Risk • Municipal Project-Specific Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

Performance Information

The Portfolio measures its performance against two benchmarks. The Portfolio’s primary benchmark is the Lehman Brothers U.S. TIPS 1-10 Year Index. The Portfolio’s secondary benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”) (specifically, the CPI for All Urban Consumers). The CPI measures inflation as experienced by consumers in their day-to-day living expenses. Specifically, the CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. The CPI is periodically determined by the U.S. Department of Labor, Bureau of Labor Statistics. The Portfolio believes that this secondary benchmark reflects the Fund’s long-term investment strategy more accurately than the Lehman Brothers U.S. TIPS 1-10 Year Index. For more information on the Fund’s benchmarks, see the Average Annual Total Returns Table on the next page.

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index and the Portfolio’s secondary benchmark. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	6

PIMCO All Asset Portfolio (continued)

Calendar Year Total Returns — Advisor Class Calendar Year End (through 12/31)

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘05)	5.95%

	Lowest (2nd Qtr. ‘06)	-1.16%

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (4/30/04)
Advisor Class	8.19%	8.68%
Class M	8.00%	8.46%
Lehman Brothers U.S. TIPS 1-10 Year Index(1)	11.45%	5.67%
CPI + 500 Basis Points(2)	9.39%	8.32%
(1)

Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

(2)

The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects seasonably adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor, Bureau of Labor Statistics. There can be no guarantee that the CPI or other indices will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Advisor Class or Class M shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses (Underlying Fund Expenses)(2)	Total Annual Portfolio Operating Expenses(3)	Expense Reduction(4)(5)	Net Annual Portfolio Operating Expenses
Advisor	0.175%	0.25%	0.25%	0.69%	1.365%	(0.02)%	1.345%
Class M	0.175%	0.25%	0.45%	0.69%	1.565%	(0.02)%	1.545%

(1)	“Other Expenses” reflect an administrative fee of 0.25%. For Class M, “Other Expenses” also reflect a service fee of 0.20%.
(2)

Acquired Fund Fees and Expenses (Underlying Fund Expenses) for the Portfolio are based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Acquired Fund Fees and Expenses (Underlying Fund Expenses) will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)

The Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Underlying Fund Expenses.

(4)

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

The Expense Reduction, as described in footnote 4 above, is implemented based on a calculation of Underlying Fund Expenses attributable to advisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses (Underlying Fund Expenses) listed in the table above and described in footnote 2. Please see the Management of the Portfolios—Fund of Funds Fees section of this prospectus for additional information.

Examples.  These Examples are intended to help you compare the cost of investing in Advisor Class and Class M shares of the Portfolio with the costs of investing in other mutual funds. These Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, these Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$137	$426	$737	$1,618
Class M	$157	$488	$842	$1,840

7	PIMCO Variable Insurance Trust

PIMCO All Asset All Authority Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Portfolio Focus Underlying PIMCO Funds Average Portfolio Duration Average of PIMCO Funds held	Credit Quality Average of PIMCO Funds held Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds. The Portfolio invests its assets in shares of the Underlying Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-adviser, determines how the Portfolio allocates and reallocates its assets among the Underlying Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes. Please see the “Descriptions of the Underlying Funds” in this prospectus for more information about the Underlying Funds.

The Portfolio may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Portfolio’s investment in any particular Underlying Fund normally will not exceed 50% of its total assets. The Portfolio’s investment in the StocksPLUS® TR Short Strategy Fund normally will not exceed 20% of its total assets. The Portfolio’s combined investments in the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, Small Cap StocksPLUS® TR, StocksPLUS®, StocksPLUS® Long Duration, StocksPLUS® Municipal-Backed and StocksPLUS® Total Return Funds (“U.S. Stock Funds”) normally will not exceed 50% of its total assets. The Portfolio’s combined investments in the European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, International StocksPLUS® TR Strategy (Unhedged), International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and Japanese StocksPLUS® TR Strategy Funds (“Non-U.S. Stock Funds”) normally will not exceed 33 1/3% of its total assets. The Portfolio’s combined investments in the U.S. Stock Funds and Non-U.S. Stock Funds (less any investment in the StocksPLUS® TR Short Strategy Fund) normally will not exceed 66 2/3% of its total assets. In addition, the Portfolio’s combined investments in the CommodityRealReturn™ Strategy, Real Return, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of its total assets.

The Portfolio’s assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Portfolio’s asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Portfolio’s asset allocation sub-adviser has the flexibility to reallocate the Portfolio’s assets among any or all of the asset class exposures represented by the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time. The Portfolio is classified as “nondiversified” for purposes of the 1940 Act because it may invest in a limited number of Underlying Funds. However, since certain of the Underlying Funds in which the Portfolio invests are classified as diversified for purposes of the 1940 Act, the Portfolio may indirectly diversify its portfolio.

The Portfolio may use leverage by borrowing for investment purposes. The Portfolio will borrow only from banks, and only when the value of the Portfolio’s assets, minus its liabilities other than borrowings, equals or exceeds 300% of the Portfolio’s total borrowings, including the proposed borrowing. If at any time this 300% coverage requirement is not met, the Portfolio will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Portfolio may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Portfolio’s borrowings are substantial, the interest expense to the Portfolio may result in the Portfolio having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Portfolio during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying Funds may engage in certain transactions that give rise to a form of leverage.

Prospectus	8

PIMCO All Asset All Authority Portfolio (continued)

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. In addition to investing in the Underlying Funds, at the discretion of PIMCO and without shareholder approval, the Portfolio may invest in additional PIMCO Funds created in the future.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect the net asset value, yield and total return of the Portfolio are:

• Allocation Risk • Leveraging Risk	• Underlying Fund Risks	• Issuer Non-Diversification Risk

The principal risks of investing in the Underlying Funds, and consequently the Portfolio, which could adversely affect the Portfolio’s net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk • Commodity Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk

•  Foreign (Non-U.S.) Investment Risk

•  European Concentration Risk

•  Far Eastern (excluding Japan) Concentration Risk

•  Japanese Concentration Risk

•  Real Estate Risk

•  Emerging Markets Risk

•  Currency Risk

•  Issuer Non-Diversification Risk

•  Leveraging Risk

• Smaller Company Risk • Management Risk • California State-Specific Risk • New York State-Specific Risk • Tax Risk • Subsidiary Risk • Municipal Project-Specific Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks associated with the Underlying Funds and an investment in the Portfolio.

Performance Information

The Portfolio has not commenced operations as of the date of this prospectus. Thus, no bar chart or average annual returns table is included for the Portfolio.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Advisor Class or Class M shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses (Underlying Fund Expenses)(2)	Total Annual Portfolio Operating Expenses(3)	Expense Reduction(4)(5)(6)	Net Annual Portfolio Operating Expenses
Advisor	0.20%	0.25%	1.66%	0.98%	3.09%	(0.10)%	2.99%
Class M	0.20%	0.25%	1.86%	0.98%	3.29%	(0.10)%	3.19%

(1)

“Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25% and estimated organizational expenses of 0.09% and estimated interest expense of 1.32% paid by each class for the Portfolio’s first fiscal year. Interest expense is generally incurred as a result of investment management activities. For the Class M, “Other Expenses” also reflects a service fee of 0.20%.

(2)

Since the Portfolio has not commenced operations as of the date of this prospectus, Acquired Fund Fees and Expenses (Underlying Fund Expenses) for the Portfolio are estimated based upon the expected allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Acquiring Fund Fees and Expenses (Underlying Fund Expenses) will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.

(3)	Total Annual Portfolio Operating Expenses excluding estimated interest expense is 1.77% for the Advisor Class and 1.97% for Class M shares.
(4)

PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to the payment of the Portfolio’s organizational expenses and pro rata share of Trustees’ fees, the total annual portfolio operating expenses (excluding

9	PIMCO Variable Insurance Trust

PIMCO All Asset All Authority Portfolio (continued)

Acquired Fund Fees and Expenses (Underlying Fund Expenses) and expenses borne by the Portfolio not covered by the administrative fee as described under “Management of the Portfolios— Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.7049% and 0.9049% of the average net assets attributable to the Portfolio’s Advisor Class and Class M, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(5)

PIMCO has contractually agreed, for the All Asset All Authority Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. As the Portfolio has not commenced operations as of the date of this prospectus, the expense reduction is estimated based upon the expense allocation of the Portfolio’s assets among the Underlying Funds.

(6)

The Expense Reduction, as described in footnote 5 above, is implemented based on a calculation of Underlying Fund Expenses attributable to advisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses (Underlying Fund Expenses) listed in the table above and described in footnote 2. Please see the Management of the Portfolios—Fund of Funds Fees section of this prospectus for additional information.

Examples.  These Examples are intended to help you compare the cost of investing in Advisor Class and Class M shares of the Portfolio with the costs of investing in other mutual funds. These Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, these Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$302	$924
Class M	$322	$983

Prospectus	10

PIMCO CommodityRealReturn™ Strategy Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Portfolio Focus Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other Fixed Income Instruments Average Collateral Fixed Income Duration ≤10 years	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Portfolio may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Portfolio may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Portfolio. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Portfolio and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices. Additionally, the Portfolio or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. The Portfolio’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Portfolio’s portfolio may deviate from the returns of any particular commodity index. The Portfolio or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Portfolio has greater or lesser exposure to that index than the value of the Portfolio’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Portfolio will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Portfolio’s net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Portfolio may concentrate its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be

11	PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn™ Strategy Portfolio (continued)

of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Portfolio may experience substantial losses. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk • Derivatives Risk	• Commodity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Tax Risk • Subsidiary Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Prospectus	12

PIMCO CommodityRealReturn™ Strategy Portfolio (continued)

Performance Information

This page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Calendar Year Total Returns — Advisor Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘07)	9.89%

	Lowest (2nd Qtr. ‘07)	-2.64%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (2/28/06)
Advisor Class	23.15%	12.91%
Dow Jones-AIG Commodity Total Return Index(1)	16.23%	12.55%

(1)

The Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Acquired Fund Fees and Expenses(2)	Total Annual Portfolio Operating Expenses(3)(4)	Expense Reduction(5)	Net Annual Portfolio Operating Expenses
Advisor	0.49%	0.25%	0.34%	0.05%	1.13%	(0.05)%	1.08%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)

The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

(3)	Total Annual Portfolio Operating Expense excluding interest expense is 1.04%.
(4)

The Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of this prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

(5)

PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary (as described in footnote 2 above). This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$110	$343	$595	$1,317

13	PIMCO Variable Insurance Trust

PIMCO Emerging Markets Bond Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Emerging market Fixed Income Instruments Average Portfolio Duration ≤ 8 years	Credit Quality Maximum 15% of total assets below B Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. Please see “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to an emerging market country. The average portfolio duration of this Portfolio varies based on PIMCO’s forecast for interest rates and, under normal market conditions, is not expected to exceed eight years.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Portfolio emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Portfolio’s country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Portfolio likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Portfolio may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Portfolio may invest all of its assets in high yield securities (“junk bonds”) subject to a maximum of 15% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	14

PIMCO Emerging Markets Bond Portfolio (continued)

Calendar Year Total Returns — Advisor Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘07)	2.64%

	Lowest (2nd Qtr. ‘07)	-0.59%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (3/31/06)
Advisor Class	5.70%	8.01%
JPMorgan Emerging Markets Bond Index Global(1)	6.28%	8.34%

(1)

The JPMorgan Emerging Markets Bond Index Global is an unmanaged index which tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Advisor	0.45%	0.25%	0.40%	1.10%

(1)	”Other Expenses” reflect an administrative fee of 0.40%.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$112	$350	$606	$1,340

15	PIMCO Variable Insurance Trust

PIMCO Foreign Bond Portfolio (Unhedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Intermediate maturity non-U.S. Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements. Please see “Characteristics and Risks of Securities and Investment Techniques—Foreign (Non-U.S.) Securities” for a description of when an instrument is economically tied to a foreign (non-U.S.) country.

PIMCO selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2008 was 6.56 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. To the extent the Portfolio invests a significant portion of its assets in a concentrated geographic area, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

Since the Portfolio commenced operations on April 30, 2008, it does not have a full calendar year of performance. Thus, no bar chart or average annual returns table is included for the Portfolio.

Prospectus	16

PIMCO Foreign Bond Portfolio (Unhedged) (continued)

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses	Expense Reduction(2)	Net Annual Portfolio Operating Expenses
Advisor	0.25%	0.25%	0.59%	1.09%	(0.09)%	1.00%

(1)   “Other Expenses,” which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.50%, organizational expenses and pro rata Trustees’ fees.

(2)   PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to the payment of the Portfolio’s organizational expenses and pro rata share of Trustees’ fees, the total annual portfolio operating expenses (excluding expenses borne by the Portfolio not covered by the administrative fee as described under “Management of the Portfolios—Administrative Fees” (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 1.0049% of the Portfolio’s average net assets attributable to Advisor Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$102	$318

17	PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus U.S. and non-U.S. intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, future contracts, or swap agreements. Securities may be denominated in major foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

PIMCO selects the Portfolio’s foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Portfolio may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. Investments in instruments that are economically tied to foreign (non-U.S.) countries will normally vary between 25% and 75% of the Portfolio’s total assets. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD, which as of March 31, 2008 was 6.33 years. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	18

PIMCO Global Bond Portfolio (Unhedged) (continued)

Calendar Year Total Returns — Advisor Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘07)	7.22%

	Lowest (2nd Qtr. ‘07)	-2.27%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (10/31/06)
Advisor Class	9.61%	9.93%
JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD(1)	10.73%	9.81%

(1)

The JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Advisor	0.25%	0.25%	0.50%	1.00%

(1)	“Other Expenses” reflect an administrative fee of 0.50%.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$102	$318	$552	$1,225

19	PIMCO Variable Insurance Trust

PIMCO High Yield Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Higher yielding fixed income securities Average Portfolio Duration 2-6 years	Credit Quality Caa to Aaa; minimum 80% of assets below Baa subject to max 5% of total assets rated Caa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio’s assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies from two to six years based on PIMCO’s forecast for interest rates. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset- backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of one or more broad-based securities market indices. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	20

PIMCO High Yield Portfolio (continued)

Calendar Year Total Returns — Advisor Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (1st Qtr. ‘07)	2.25%

	Lowest (2nd Qtr. ‘07)	-0.21%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (3/31/06)
Advisor Class	3.40%	5.60%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index(1)	3.19%	5.79%

(1)

The Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Advisor	0.25%	0.25%	0.35%	0.85%

(1)	“Other Expenses” reflect an administrative fee of 0.35%.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$87	$271	$471	$1,049

21	PIMCO Variable Insurance Trust

PIMCO Low Duration Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Short maturity Fixed Income Instruments Average Portfolio Duration 1-3 years	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies from one to three years based on PIMCO’s forecast for interest rates.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Currency Risk	• Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	22

PIMCO Low Duration Portfolio (continued)

Calendar Year Total Returns — Advisor Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘07)	3.21%

	Lowest (2nd Qtr. ‘07)	0.15%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (3/31/06)
Advisor Class	7.33%	6.32%
Merrill Lynch 1-3 Year Treasury Index(1)	7.32%	6.21%

(1)

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct Sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Advisor	0.25%	0.25%	0.25%	0.75%

(1)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$77	$240	$417	$930

23	PIMCO Variable Insurance Trust

PIMCO RealEstateRealReturn Strategy Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return consistent with prudent investment management	Portfolio Focus Real estate-linked derivatives backed by a portfolio of inflation indexed and other Fixed Income Instruments Average Collateral Fixed Income Duration ≤ 10 years	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Portfolio may also invest directly in real estate investment trusts (“REIT”) and in common and preferred stocks as well as convertible securities of issuers in real estate-related industries. The Portfolio may also invest in exchange traded funds.

The Portfolio typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Portfolio will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the “Code”), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The average portfolio duration of the fixed income portion of this Portfolio will vary based on PIMCO’s forecast for interest rates and under normal market conditions is not expected to exceed ten years. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

Principal Risks

Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Portfolio may experience substantial losses. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Real Estate Risk	• Emerging Markets Risk • Currency Risk • Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Prospectus	24

PIMCO RealEstateRealReturn Strategy Portfolio (continued)

Performance Information

This page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. Since the Portfolio’s Advisor Class has not commenced operations as of the date of this prospectus, the bar chart and the table show performance of the Portfolio’s Administrative Class shares, which are offered in a separate prospectus. Although the Advisor Class and Administrative Class would have substantially similar annual returns (because they represent interests in the same portfolio of securities), Advisor Class and Administrative Class performance would differ to the extent that the Advisor Class has different expenses. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Calendar Year Total Returns — Administrative Class Calendar Year End (through 12/31)

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘06)	11.70%

	Lowest (2nd Qtr. ‘06)	-12.62%

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Fund Inception (09/30/05)
Administrative Class	-12.67%	5.82%
Dow Jones Wilshire Real Estate Investment Trust Index(1)	-17.88%	6.24%

(1)

Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index (WRESI), is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. Effective July 1, 2007, the Portfolio began tracking its performance against a float-adjusted version of the index as the full cap version of the index ceased to be disseminated on June 30, 2007. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Advisor	0.49%	0.25%	0.35%	1.09%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)	Total Annual Portfolio Operating Expenses excluding interest expense is 0.99%.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$111	$347

25	PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Portfolio Focus Inflation-indexed Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Durations for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor, typically between 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Lehman Brothers U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective duration of the Lehman Brothers U.S. TIPS Index, which as of March 31, 2008 was 7.9 years.

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies to 20% of its total assets. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk • Currency Risk	• Issuer Non-Diversification Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	26

PIMCO Real Return Portfolio (continued)

Calendar Year Total Returns — Advisor Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (4th Qtr. ‘07)	4.87%

	Lowest (2nd Qtr. ‘07)	-1.51%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (2/28/06)
Advisor Class	10.53%	5.62%
Lehman Brothers U.S. TIPS Index(1)	11.63%	6.45%

(1)

Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), having at least 1 year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. This index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses
Advisor	0.25%	0.25%	0.25%	0.75%

(1)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$77	$240	$417	$930

27	PIMCO Variable Insurance Trust

PIMCO Small Cap StocksPLUS® TR Portfolio

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the Russell 2000® Index	Portfolio Focus Russell 2000® Index derivatives backed by a diversified portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses Russell 2000® Index derivatives in addition to or in place of Russell 2000® Index stocks to attempt to equal or exceed the performance of the Russell 2000® Index. The value of Russell 2000® Index derivatives closely track changes in the value of the index. However, Russell 2000® Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers U.S. Aggregate Index. As of March 31, 2008, the duration of the Lehman Brothers U.S. Aggregate Index was 4.38 years. The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. The Portfolio seeks to remain invested in Russell 2000® Index derivatives or Russell 2000® Index stocks even when the Russell 2000® Index is declining.

Though the Portfolio does not normally invest directly in Russell 2000® Index securities, when Russell 2000® Index derivatives appear to be overvalued relative to the Russell 2000® Index, the Portfolio may invest all of its assets in a “basket” of Russell 2000® Index stocks. The Portfolio also may invest in exchange traded funds based on the Russell 2000® Index.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both Russell 2000® Index derivatives and fixed income securities are declining or in periods of heightened market volatility, the Portfolio may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000® Index stocks. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Smaller Company Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

Since the Portfolio commenced operations on January 31, 2007, it does not have a full calendar year of performance. Thus, no bar chart or average annual returns table is included for the Portfolio.

Prospectus	28

PIMCO Small Cap StocksPLUS® TR Portfolio (continued)

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Advisor	0.44%	0.25%	0.44%	1.13%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)	Total Annual Portfolio Operating Expense excluding interest expenses is 0.94%.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$115	$359	$622	$1,375

29	PIMCO Variable Insurance Trust

PIMCO StocksPLUS® Total Return Portfolio

Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the S&P 500	Portfolio Focus S&P 500 stock index derivatives backed by a portfolio of Fixed Income Instruments Average Collateral Fixed Income Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared and distributed quarterly

The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which normally varies from a one year minimum duration to a maximum of two years above the duration of the Lehman Brothers U.S. Aggregate Index. As of March 31, 2008, the duration of the Lehman Brothers U.S. Aggregate Index was 4.38 years. The Lehman Brothers U.S. Aggregate Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio seeks to remain invested in S&P 500 derivatives or S&P 500 stocks even when the S&P 500 is declining.

Though the Portfolio does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Portfolio may invest all of its assets in a “basket” of S&P 500 stocks. The Portfolio also may invest in exchange traded funds based on the S&P 500, such as Standard & Poor’s Depositary Receipts.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Principal Risks

Under certain conditions, generally in a market where the value of both S&P 500 derivatives and fixed income securities are declining, the Portfolio may experience greater losses than would be the case if it invested directly in a portfolio of S&P 500 stocks. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Equity Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the

Prospectus	30

PIMCO StocksPLUS® Total Return Portfolio (continued)

Portfolio’s average annual returns compare with the returns of a broad-based securities market index. Since the Portfolio’s Advisor Class has not commenced operations as of the date of this prospectus, the bar chart and the table show performance of the Portfolio’s Administrative Class shares, which are offered in a separate prospectus. Although the Advisor Class and Administrative Class would have substantially similar annual returns (because they represent interests in the same portfolio of securities), Advisor Class and Administrative Class performance would differ to the extent that the Advisor Class has different expenses. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Calendar Year Total Returns — Administrative Class Calendar Year End (through 12/31)

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘06)	8.17%

	Lowest (2nd Qtr. ‘06)	-2.94%

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Fund Inception (9/30/05)
Administrative Class	9.57%	11.39%
S&P 500 Index(1)	5.49%	10.31%

(1)

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index. The index does not reflect deductions for fees and expenses.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Advisor	0.39%	0.25%	0.60%	1.24%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)	The Annual Portfolio Operating Expenses excluding interest expense is 0.89%.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$126	$393

31	PIMCO Variable Insurance Trust

PIMCO Total Return Portfolio

Principal Investments and Strategies	Investment Objective Seeks maximum total return, consistent with preservation of capital and prudent investment management	Portfolio Focus Intermediate maturity Fixed Income Instruments Average Portfolio Duration See description below	Credit Quality B to Aaa; maximum 10% of total assets below Baa Dividend Frequency Declared daily and distributed monthly

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this Portfolio normally varies within two years (plus or minus) of the duration of the Lehman Brothers U.S. Aggregate Index, which as of March 31, 2008 was 4.38 years.

The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may not invest in equity securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

• Interest Rate Risk • Credit Risk • High Yield Risk • Market Risk • Issuer Risk • Liquidity Risk	• Derivatives Risk • Mortgage-Related and Other Asset-Backed Risk • Foreign (Non-U.S.) Investment Risk • Emerging Markets Risk	• Currency Risk • Leveraging Risk • Management Risk • Short Sale Risk

Please see “Summary of Principal Risks” following the Portfolio Summaries for a description of these and other risks of investing in the Portfolio.

Performance Information

The top of the next page shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of a broad-based securities market index. The bar chart and the table do not reflect Variable Contract fees and expenses. If they did, performance would have been lower. Past performance is no guarantee of future results.

Prospectus	32

PIMCO Total Return Portfolio (continued)

Calendar Year Total Returns — Advisor Class

	Highest and Lowest Quarter Returns
	(for periods shown in the bar chart)

	Highest (3rd Qtr. ‘07)	4.34%

	Lowest (2nd Qtr. ‘07)	-1.21%
Calendar Year End (through 12/31)

Average Annual Total Returns (for periods ended 12/31/07)

	1 Year	Since Inception (2/28/06)
Advisor Class	8.63%	6.35%
Lehman Brothers U.S. Aggregate Index(1)	6.97%	5.96%

(1)

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and U.S. dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. This index does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(1)	Total Annual Portfolio Operating Expenses(2)
Advisor	0.25%	0.25%	0.43%	0.93%

(1)	“Other Expenses” reflect an administrative fee of 0.25% and estimated interest expense. Interest expense is generally incurred as a result of investment management activities.
(2)	Total Annual Portfolio Operating Expenses excluding interest expense is 0.75%.

Examples.  The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$95	$296	$515	$1,143

33	PIMCO Variable Insurance Trust

Summary of Principal Risks

The value of your investment in a Portfolio changes with the values of that Portfolio’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio’s investments as a whole are called “principal risks.” The principal risks of each Portfolio, are identified in the Portfolio Summaries and are described in this section. Each Portfolio may be subject to additional risks other than those described below because the types of investments made by a Portfolio can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under “Characteristics and Risks of Securities and Investment Techniques” appear in bold type. That section and “Investment Objectives and Policies” in the Statement of Additional Information also include more information about the Portfolios, their investments and the related risks. There is no guarantee that a Portfolio will be able to achieve its investment objectives. It is possible to lose money by investing in a Portfolio.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Portfolio is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities, including Treasury Inflation-Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Portfolio holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares.

Credit Risk

A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

High Yield Risk

Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. Securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce a Portfolio’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment.

Market Risk

The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or

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adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio’s investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Portfolio, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. Portfolios with principal investment strategies that involve foreign (non-U.S.) securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. The Portfolios typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Portfolios may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Commodity Risk

A Portfolio’s investments in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The CommodityRealReturn™ Strategy Portfolio and the CommodityRealReturn Strategy Fund®, an Underlying Fund, each may concentrate their assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the CommodityRealReturn™ Strategy Portfolio and to the extent the All Asset and All Asset All Authority Portfolios invest in the CommodityRealReturn Strategy Fund®, the All Asset and All Asset Portfolios, may be more susceptible to risks associated with those sectors.

Equity Risk

The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

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Mortgage-Related and Other Asset-Backed Risk

The Portfolios may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Portfolio because the Portfolio may have to reinvest that money at the lower prevailing interest rates. The Portfolios’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Foreign (Non-U.S.) Investment Risk

A Portfolio may invest in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that a Portfolio invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.

European Concentration Risk

When an Underlying Fund holds or obtains exposure to European securities or indices of securities, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be significantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

Far Eastern (excluding Japan) Concentration Risk

An Underlying Fund that holds or obtains exposure to Far Eastern (excluding Japanese) securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Far Eastern issuers. The economies and financial markets of some Far Eastern countries have been erratic in recent years, and several countries’ currencies have fluctuated in value relative to the U.S. dollar. The trading volume on some Far Eastern stock exchanges is much lower than in the United States, making the securities of issuers traded thereon less liquid and more volatile than similar U.S. securities. Politically, several Far Eastern countries are still developing and could de-stabilize. In addition, it is possible that governments in the region could take action adverse to Far Eastern issuers, such as nationalizing industries or restricting the flow of money in and out of their countries.

Japanese Concentration Risk

An Underlying Fund that holds or obtains exposure to Japanese securities or indices of securities may be affected significantly by economic, regulatory or political developments affecting Japanese issuers. The Japanese economy, after achieving high growth in the 1980s, faltered dramatically in the 1990s. While Japan’s recent economic performance has shown improvements with positive GDP growth, the Japanese government continues to deal with high tax and unemployment rates, unstable banking and financial service sectors, and low consumer spending. Should any or all of these problems persist or worsen, the Underlying Fund could be adversely affected. A small number of industries, including the electronic machinery industry, comprise a large portion of the Japanese market, and therefore weakness in any of these industries could have profound negative impact on the entire market. In addition, Japan has few natural resources; its economy is heavily dependent on foreign trade and so it is vulnerable to trade sanctions or other protectionist measures taken by its trading partners.

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Real Estate Risk

A Portfolio that invests in real estate-linked derivative instruments is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Emerging Markets Risks

Foreign investment risk may be particularly high to the extent that a Portfolio invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk

If a Portfolio invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Portfolio’s investments in foreign currency-denominated securities may reduce the returns of the Portfolio.

Issuer Non-Diversification Risk

Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.” Portfolios that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

To the extent that the All Asset and All Asset All Authority Portfolios invest a significant portion of their assets in an Underlying Fund, the All Asset and All Asset All Authority Portfolios will be particularly sensitive to the risks associated with that Underlying Fund. Please see “Underlying Fund Risks” below.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover the transactions that may give rise to such risk. The CommodityRealReturn™ Strategy Portfolio’s Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Portfolio. The Portfolios also may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause a Portfolio to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s portfolio securities (or the value of the Underlying Funds in the case of the All Asset and All Asset All Authority Portfolios).

Smaller Company Risk

The general risks associated with fixed income securities and equity securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in

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lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk

Each Portfolio and the CommodityRealReturn™ Strategy Portfolio’s Subsidiary are subject to management risk because they are actively managed investment portfolios. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Portfolios and the Subsidiary, but there can be no guarantee that these decisions will produce the desired results.

California State-Specific Risk

An Underlying Fund that concentrates its investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

An Underlying Fund that concentrates its investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and a reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Municipal Project-Specific Risk

An Underlying Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Sale Risk

A Portfolio’s short sales, if any, are subject to special risks. A short sale involves the sale by the Portfolio of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Portfolio may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Portfolio will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

Tax Risk

The CommodityRealReturn™ Strategy Portfolio gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Portfolio may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Portfolio to qualify as a regulated investment company under Subchapter M of the Code, the Portfolio must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from

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certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in its Subsidiary will also constitute qualifying income to the Portfolio.

Based on such rulings, the Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in its Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn™ Strategy Portfolio” below for further information regarding commodity index-linked notes, including the risks associated with these instruments. In addition, see “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary” below for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

To the extent the All Asset and All Asset All Authority Portfolios invest in the CommodityRealReturn Strategy Fund®, an Underlying Fund with substantially similar investment objectives and strategies as the CommodityRealReturn™ Strategy Portfolio, the use of the above noted investments by the Underlying Fund could subject the shareholders of the Portfolios to risks similar to those borne by shareholders of the CommodityRealReturn™ Strategy Portfolios. See “Tax Consequences.”

The Fundamental Advantage Tax Efficient Strategy Fund, an Underlying Fund in which the All Asset and All Asset All Authority Portfolios may invest, typically will seek to achieve its investment objective by investing in total return swap agreements. While the Underlying Fund may utilize swap agreements that are tax efficient, the tax treatment of swap agreements and other derivatives may be affected by future legislation or Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect the character, timing and/or amount of the Underlying Fund’s taxable income or gains and distributions made by the Underlying Fund.

Subsidiary Risk

By investing in the Subsidiary, the CommodityRealReturn ™ Strategy Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturn™ Strategy Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the CommodityRealReturn™ Strategy Portfolio and, to the extent the All Asset and All Asset All Authority Portfolios invest in the CommodityRealReturn Strategy Fund® , an Underlying Fund with substantially similar investment objectives and strategies as the CommodityRealReturn™ Strategy Portfolio, the All Asset and All Asset All Authority Portfolios.

Allocation Risk

The All Asset and All Asset All Authority Portfolios’ investment performance depends upon how their assets are allocated and reallocated between the Underlying Funds according to the Portfolios’ asset allocation targets and ranges. A principal risk of investing in each Portfolio is that the Portfolio’s asset allocation sub-adviser will make less than optimal or poor asset allocation decisions. The asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for each Portfolio, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other Underlying Funds under various market conditions. You could lose money on your investment in the All Asset and All Asset All Authority Portfolios as a result of these allocation decisions.

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Underlying Fund Risks

Because the All Asset and All Asset All Authority Portfolios invest substantially all of their assets in Underlying Funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Portfolios to achieve their investment objectives will depend upon the ability of the Underlying Funds to achieve their respective investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved.

The All Asset and All Asset All Authority Portfolios’ net asset values will fluctuate in response to changes in the respective net asset values of the Underlying Funds in which they invest. The extent to which the investment performance and risks associated with the Portfolios correlate to those of a particular Underlying Fund will depend upon the extent to which the Portfolios’ assets are allocated from time to time for investment in the Underlying Fund, which will vary.

Management of the Portfolios

Investment Adviser and Administrator

PIMCO serves as the investment adviser and the administrator (serving in its capacity as administrator, the “Administrator”) for the Portfolios. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Portfolios and the Portfolios’ business affairs and other administrative matters. PIMCO also serves as the investment adviser for the Commodity Real Return™ Strategy Portfolio’s Subsidiary.

PIMCO’s address is 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2007, PIMCO had approximately $746 billion in assets under management.

PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as the asset allocation sub-adviser to the All Asset and All Asset All Authority Portfolios. Research Affiliates, LLC is located at 155 North Lake Avenue, Suite 900, Pasadena, CA 91101.

Advisory Fees

Each Portfolio pays PIMCO fees in return for providing investment advisory services. For the fiscal year ended December 31, 2007, the Portfolios paid monthly advisory fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Portfolio taken separately):

Portfolio	Advisory Fees
All Asset Portfolio	0.175%
Global Bond (Unhedged), High Yield, Low Duration, Real Return and Total Return Portfolios	0.25%
Emerging Markets Bond Portfolio	0.45%
CommodityRealReturn™ Strategy and Small Cap StocksPLUS® TR Portfolios(1)	0.49%

(1)	Effective October 1, 2007, the Small Cap StocksPLUS® TR Portfolio’s advisory fee was reduced by 0.05% to 0.44%.

In addition, for the fiscal year ended December 31, 2007, PIMCO paid a fee to Research Affiliates, LLC at the annual rate of 0.175% of the average daily net assets of the All Asset Portfolio.

The Advisor Class and Class M shares of the All Asset All Authority Portfolio, and the Advisor Class shares of the Foreign Bond (Unhedged), RealEstateRealReturn Strategy, and StocksPLUS® Total Return Portfolios, were not operational during the fiscal year ended December 31, 2007. The investment advisory fees for the All Asset All Authority, Foreign Bond (Unhedged), RealEstateRealReturn Strategy, and StocksPLUS® Total Return Portfolios are at an annual rate of 0.20%, 0.25%, 0.49% and 0.39%, respectively, of each Portfolio taken separately. In addition, the sub-advisory fee payable by PIMCO to Research Affiliates, LLC is at an annual rate of 0.175% and 0.20% of the average daily net assets of the All Asset and All Asset All Authority Portfolios, respectively.

As more fully described under “Characteristics and Risks of Securities and Investment Techniques—Investment in Other Investment Companies,” each Portfolio may invest in the PIMCO Funds Private Account

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Portfolio Series: Money Market Portfolio (“PAPS Money Market Portfolio”), a money market fund advised by PIMCO. In the event a Portfolio invests in the PAPS Money Market Portfolio, 0.01% of the investment advisory fee the Portfolio pays to PIMCO under its investment advisory contract is designated as compensation for PIMCO’s services as investment adviser to the PAPS Money Market Portfolio.

A discussion regarding the basis for the Board of Trustees’ approval of the Portfolios’ investment advisory contract and asset allocation sub-advisory agreement is available in the Portfolios’ Annual Report to shareholders for the fiscal year ended December 31, 2007. The Advisor Class and Class M shares of the All Asset All Authority Portfolio, and the Advisor Class shares of the Foreign Bond (Unhedged), RealEstateRealReturn Strategy, Small Cap StocksPLUS® TR and StocksPLUS® Total Return Portfolios, were not operational during the fiscal year ended December 31, 2007.

As discussed in its “Principal Investments and Strategies” section, the CommodityRealReturn™ Strategy Portfolio may pursue its investment objective by investing in its Subsidiary. The Subsidiary has entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the CommodityRealReturn™ Strategy Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

Administrative Fees

Each Portfolio pays for the administrative services it requires under what is essentially an all-in fee structure. Advisor Class and Class M shareholders of a Portfolio pay an administrative fee to PIMCO, computed as a percentage of the Portfolio’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolios do bear other expenses which are not covered under the administrative fee which may vary and affect the total level of expenses paid by the Advisor Class and Class M shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, organizational expenses, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the administrative fee. Also, under the terms of the administration agreement, PIMCO, and not Portfolio shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

For the fiscal year ended December 31, 2007, each Portfolio paid PIMCO monthly administrative fees for Advisor Class and Class M Shares at the following annual rates (stated as a percentage of the average daily net assets of each Portfolio taken separately):

Portfolio	Administrative Fees
All Asset, CommodityRealReturn™ Strategy, Low Duration, Real Return Small Cap StocksPLUS® TR and Total Return Portfolios	0.25%
High Yield Portfolio	0.35%
Emerging Markets Bond Portfolio	0.40%
Global Bond Portfolio (Unhedged)	0.50%

The Advisor Class and Class M shares of the All Asset All Authority Portfolio, and the Advisor Class shares of the Foreign Bond (Unhedged), RealEstateRealReturn Strategy, Small Cap StocksPLUS® TR and StocksPLUS® Total Return Portfolios, were not operational during the fiscal year ended December 31, 2007. The administrative fees for the All Asset All Authority, Foreign Bond (Unhedged), RealEstateRealReturn Strategy, and StocksPLUS® Total Return Portfolios are at annual rates of 0.25%, 0.50%, 0.25% and 0.25%, respectively, based upon the average daily net assets of each Portfolio taken separately.

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PIMCO has contractually agreed, for the All Asset All Authority, Foreign Bond (Unhedged) and Small Cap StocksPLUS® TR Portfolios’ current fiscal year, to reduce total annual portfolio operating expenses for the Advisor Class shares and, in the case of the All Asset All Authority Portfolio, Class M shares, by waiving a portion of its administrative fee or reimbursing the Portfolio in question, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of a Portfolio’s advisory fee, distribution and/or service fees, administrative fee and other expenses borne by the Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO currently recoups these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit.

Fund of Funds Fees

The All Asset and All Asset All Authority Portfolios pay advisory fees directly to PIMCO at an annual rate of 0.175% and 0.20%, respectively, based on the average daily net assets attributable in the aggregate to the Portfolios’ Administrative Class shares. The All Asset and All Asset All Authority Portfolios pay administrative fees directly to PIMCO at an annual rate of 0.25% based on the average daily net assets attributable in the aggregate to the Portfolios’ Administrative Class shares. The Portfolios also indirectly pay their proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which each Portfolio invests.

PIMCO has contractually agreed, for the All Asset Portfolio’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. Similarly, PIMCO has contractually agreed, for the All Asset All Authority’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The Acquired Fund Fees and Expenses (Underlying Fund Expenses) shown in the Annual Portfolio Operating Expenses table for the All Asset and All Asset All Authority Portfolios may be higher than the Underlying Fund Expenses used for purposes of the Expense Reduction shown in that table due to differences in the methods of calculation. The Acquired Fund Fees and Expenses (Underlying Fund Expenses), as required to be shown in the Annual Portfolio Operating Expenses table, are calculated using the total operating expenses for each Underlying Fund over the Portfolio’s average net assets. The Underlying Fund Expenses that are used for purposes of implementing the expense reduction described above are calculated using the advisory and administrative fees for each Underlying Fund over the total assets invested in Underlying Funds. Thus, the Acquired Fund Fees and Expenses (Underlying Fund Expenses) listed in the Annual Portfolio Operating Expenses table will typically be higher than the Underlying Fund Expenses used to calculate the Expense Reduction when the All Asset or All Asset All Authority Portfolios employ leverage as an investment strategy.

The expenses associated with investing in a “fund of funds” are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a “fund of funds” indirectly pay a portion of the fees and expenses charged at the underlying fund level. The Portfolios invest in Institutional Class shares of the Underlying Funds, which are not subject to any sales charges or 12b-1 fees.

The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the All Asset and All Asset All Authority Portfolios invest in Institutional Class shares of the Underlying Funds, shareholders of the All Asset and All Asset All Authority Portfolios indirectly bear a proportionate share of these expenses, depending on how the Portfolios’ assets are allocated from time to time among the Underlying Funds.

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Annual Underlying Fund Expenses

(Based on the average daily net assets attributable to an Underlying Fund’s Institutional Class shares)

Underlying Fund	Advisory Fees	Other Expenses(1)	Total Fund Operating Expenses
California Intermediate Municipal Bond Fund	0.225%	0.22%	0.445%
California Short Duration Municipal Income Fund	0.20	0.15	0.35
CommodityRealReturn Strategy Fund®	0.49	0.26	0.75	(2)
Convertible Fund	0.40	0.34	0.74
Developing Local Markets Fund	0.45	0.40	0.85
Diversified Income Fund	0.45	0.30	0.75
Emerging Local Bond Fund	0.45	0.70	1.15
Emerging Markets Bond Fund	0.45	0.40	0.85
European StocksPLUS® TR Strategy Fund	0.45	0.36	0.81
Extended Duration Fund	0.25	0.32	0.57
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.45	0.31	0.76
Floating Income Fund	0.30	0.25	0.55
Foreign Bond Fund (Unhedged)	0.25	0.25	0.50
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25	0.25	0.50
Fundamental Advantage Tax Efficient Strategy Fund	0.64	0.37	1.01	(3)
Fundamental Advantage Total Return Strategy Fund	0.64	0.27	0.91	(3)
Fundamental IndexPLUS™ Fund	0.45	0.25	0.70
Fundamental IndexPLUS™ TR Fund	0.54	0.25	0.79
Global Bond Fund (Unhedged)	0.25	0.30	0.55
Global Bond Fund (U.S. Dollar-Hedged)	0.25	0.30	0.55
GNMA Fund	0.25	0.81	1.06
High Yield Fund	0.25	0.25	0.50
High Yield Municipal Bond Fund	0.30	0.25	0.55	(4)
Income Fund	0.25	0.22	0.47	(5)(6)
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39	0.25	0.64
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45	0.32	0.77
Investment Grade Corporate Bond Fund	0.25	0.25	0.50
Japanese StocksPLUS® TR Strategy Fund	0.45	0.48	0.93
Long Duration Total Return Fund	0.25	0.25	0.50
Long-Term U.S. Government Fund	0.225	0.25	0.475
Low Duration Fund	0.25	0.18	0.43
Low Duration Fund II	0.25	0.25	0.50
Low Duration Fund III	0.25	0.25	0.50
Moderate Duration Fund	0.25	0.20	0.45
Money Market Fund	0.12	0.20	0.32
Mortgage-Backed Securities Fund(7)	0.25	0.25	0.50
Municipal Bond Fund	0.225	0.30	0.525
New York Municipal Bond Fund	0.225	0.26	0.485
Real Return Asset Fund	0.35	0.25	0.60
Real Return Fund	0.25	0.20	0.45
RealEstateRealReturn Strategy Fund	0.49	0.25	0.74
Short Duration Municipal Income Fund	0.20	0.20	0.40
Short-Term Fund	0.25	0.20	0.45
Small Cap StocksPLUS® TR Fund	0.44	0.25	0.69
StocksPLUS® Fund	0.25	0.25	0.50
StocksPLUS® Long Duration Fund	0.35	0.25	0.60	(8)
StocksPLUS® Municipal-Backed Fund	0.34	0.25	0.59
StocksPLUS® Total Return Fund	0.39	0.25	0.64
StocksPLUS® TR Short Strategy Fund	0.44	0.25	0.69
Total Return Fund	0.25	0.18	0.43
Total Return Fund II	0.25	0.25	0.50
Total Return Fund III	0.25	0.25	0.50

(1)

Other Expenses includes administrative fees and other expenses (e.g., organizational expenses, interest expenses, taxes, governmental fees, pro rata Trustees’ fees and acquired fund fees and expenses) attributable to the Institutional Class shares. For the Fundamental Advantage Tax Efficient Strategy, Fundamental Advantage Total Return Strategy, Income and StocksPLUS® Long Duration Funds, Other Expenses are based on estimated amounts for the initial fiscal year of the Underlying Fund’s Institutional class shares and include the Underlying Fund’s organizational expenses.

(2)

PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Underlying Fund in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Underlying Fund’s subsidiary. PIMCO Cayman Commodity Fund I Ltd. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Underlying Fund’s subsidiary is in place.

(3)

PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Underlying Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total annual fund operating expenses (excluding any expenses borne by the Underlying Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.8949% of the Underlying Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

43	PIMCO Variable Insurance Trust

(4)	PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year, to waive a portion of its advisory fee equal to 0.01% of average daily net assets.
(5)

PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Underlying Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (prior to the application of the advisory fee reduction described in footnote 6 below and excluding expenses borne by the Underlying Fund not covered by the administrative fee as described under “Management of the Fund—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.4549% of the Underlying Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(6)

In addition to the administrative fee waiver described above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of the Underlying Fund’s advisory fee equal to 0.05% of average daily net assets.

(7)	Effective July 31, 2007, the Underlying Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(8)

PIMCO has contractually agreed, for the Underlying Fund’s current fiscal year (3/31), to waive its administrative fee, or reimburse the Underlying Fund, to the extent that, due to organizational expenses and pro rata Trustees’ fees, the total fund operating expenses (excluding expenses borne by the Underlying Fund not covered by the administrative fee as described under “Management of the Funds—Administrative Fees” in such Underlying Fund’s prospectus (other than organizational expenses and pro rata Trustees’ fees), if any) exceed 0.5949% of the Underlying Fund’s average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Individual Portfolio Managers

The table below provides information about the individual portfolio managers responsible for management of the Portfolios, including their occupations for the past five years.

Portfolio	Portfolio Manager	Since		Recent Professional Experience
All Asset All Asset All Authority	Robert D. Arnott	4/03 **	*	Chairman, Founder, Research Affiliates, LLC since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P until April 30, 2004. He first joined First Quadrant in April 1998.

CommodityRealReturn™ Strategy RealEstateRealReturn Strategy Real Return	Mihir Worah	12/07 12/07 12/07		Executive Vice President, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.

Emerging Markets Bond	Curtis Mewbourne	10/06		Managing Director, PIMCO. He is a Portfolio Manager and Senior member of PIMCO’s Portfolio management and strategy group, specializing in credit Portfolios. He joined PIMCO in 1999.

Foreign Bond (Unhedged) Global Bond (Unhedged)	Scott A. Mather	4/08 2/08	*	Managing Director, PIMCO. He is a member of PIMCO’s Investment Committee and head of global portfolio management. Mr. Mather joined PIMCO in 1998.

High Yield	Mark T. Hudoff	4/07		Executive Vice President, PIMCO. He joined PIMCO as a Senior Credit Analyst in 1996, and has managed fixed income accounts for various institutional clients since that time.

Low Duration	William H. Gross	2/99	*	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

Small Cap StocksPLUS® TR		1/07	*

StocksPLUS® Total Return		9/05	*

Total Return		12/97	*

*	Since inception of the Portfolio.
**	The Portfolio has not commenced operations as of the date of this prospectus.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio managers, the portfolio managers’ compensation and the portfolio managers’ ownership of shares of the Portfolios.

Distributor

The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), PIMCO’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105-4800, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”).

Regulatory and Litigation Matters

Since February 2004, PIMCO, AGI, AGID, and certain of their affiliates, including the PIMCO Funds, another series of funds managed by PIMCO, Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), another series of funds managed by affiliates of PIMCO, certain Trustees of the Trust (in their capacity as Trustees of the PIMCO Funds or Allianz Funds), and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz

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Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of the Allianz Funds and of PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds’ Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present the PIMCO Funds is not a party to any “market timing” lawsuit.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO and the PIMCO Funds strongly believe the complaint is without merit and intend to vigorously defend themselves.

In April 2006, certain portfolios of the Trust and certain other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust and certain other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain portfolios of the Trust and certain other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

In October 2007, the PIMCO High Yield Fund, an Underlying Fund, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleges that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserts that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended

45	PIMCO Variable Insurance Trust

complaint seeks to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing is alleged against the PIMCO High Yield Fund.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Portfolios. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Portfolios or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Portfolios.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

Classes of Shares—Advisor Class and Class M Shares

The Trust offers investors Advisor Class and Class M shares of the Portfolios in this prospectus. The Trust does not charge any sales charges (loads) or other fees in connection with purchases or sales (redemptions) of Advisor Class or Class M shares.

•  Distribution (12b-1) Fees—Advisor Class and Class M Shares.    The Trust has adopted separate Distribution Plans, for the Advisor Class and Class M shares of the Portfolios. The Distribution Plans have been adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plans permit payments to financial intermediaries as compensation or reimbursement for services rendered and/or expenses borne in connection with the distribution and marketing of Advisor Class and Class M shares and/or the provision of certain shareholder services to Advisor Class and Class M shareholders. The services which may be provided under the Distribution Plans include, among other things, printing and mailing of prospectuses, supplements and shareholder reports for prospective investors; developing, printing and mailing advertisements, sales literature and other promotional materials describing and/or relating to the Portfolios; training sales personnel and conducting seminars and sales meetings designed to promote the distribution of the shares of the Portfolios; obtaining information and providing explanations to wholesale and retail distributors of variable insurance contracts regarding the investment objectives and policies and other information about the Portfolios, including the performance of the Portfolios; providing compensation to insurance companies whose variable insurance contracts use the Portfolios as investment vehicles; compensating financial intermediaries for services performed and expenses incurred in connection with the sale of shares of the Portfolios; and financing any other activity that is primarily intended to result in the sale of shares of the Portfolios.

The Distribution Plans permit a Portfolio to make total payments at an annual rate of up to 0.25% of a Portfolio’s average daily net assets attributable to its Advisor Class and/or Class M shares. Payments are accrued daily and paid periodically. Payments under the Distribution Plans may be made directly by the Portfolios, or indirectly through the Portfolios’ distributor. Because these fees are paid out of a Portfolio’s Advisor Class and Class M assets on an ongoing basis, over time they will increase the cost of an investment in Advisor Class and Class M shares, and Distribution Plan fees may cost an investor more than other types of sales charges.

•  Administrative Service Fees—Class M Shares.    The Trust has adopted Administrative Services Plans (“Services Plans”) for the Class M shares of the All Asset and All Asset All Authority Portfolios. The Services Plans allow each Portfolio to use its Class M assets to reimburse financial intermediaries that provide services relating to Class M shares. The services which may be provided under the Services Plans include, among other things, teleservicing support in connection with the Portfolios; recordkeeping services; provision of support

Prospectus	46

services, including providing information about the Trust and the Portfolios and answering questions concerning the Trust and the Portfolios, including questions respecting investors’ interests in the Portfolios; provision and administration of insurance features for the benefit of investors in connection with the Portfolios; receiving, aggregating and forwarding purchase and redemption orders; processing dividend payments; issuing investor reports and transaction confirmations; providing subaccounting services; general account administration activities; and providing such similar services as the Trust may reasonably request to the extent the service provider is permitted to do so under applicable statutes, rules or regulation. The Services Plans also permit payment for services and related expenses in connection with the administration of plans or programs that use Class M shares of the Portfolios as their funding medium.

The Services Plans permit the Portfolios to make total payments at an annual rate of up to 0.20% of each Portfolio’s average daily net assets attributable to its Class M shares. Because these fees are paid out of the Portfolios’ Class M assets on an ongoing basis, over time they will increase the cost of an investment in Class M shares, and Services Plan fees may cost an investor more than sales charges.

•  Arrangements with Service Agents.    Advisor Class and Class M shares of the Portfolios may be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than Distribution and Services Plan fees paid with respect to Advisor Class and Class M shares. Service agents may impose additional or different conditions than the Trust on purchases, redemptions or exchanges of Portfolio shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection with purchases and sales of Portfolio shares in addition to any fees charged by the Trust. These additional fees may vary over time and would increase the cost of the customer’s investment and lower investment returns. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases, redemptions and exchanges. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

•  Payments by PIMCO.    PIMCO uses its own assets and resources, including its profits from advisory or administrative fees paid by a Portfolio, to pay insurance companies for services rendered to current and prospective owners of Variable Contracts, including the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. In addition, PIMCO may pay certain expenses, such as printing and mailing charges, incurred by such insurance companies in connection with their services. Any such payments are made by PIMCO, and not by the Trust, and PIMCO does not receive any separate fees for such expenses.

The fees paid to insurance companies, as described in the preceding paragraph, generally will not exceed 0.25% of the total assets of the Portfolio held by the insurance company, on an annual basis. Although the payments described in the preceding paragraph are not intended to compensate the insurance companies for marketing the Portfolios, they may provide an additional incentive to insurance companies to actively promote the Portfolios and, depending on the arrangements an insurance company may have in place with other mutual funds or their sponsors at any particular time, an insurance company may have a financial incentive to promote a particular Portfolio (or share class of a Portfolio) over other mutual fund options (or other Portfolios or share classes of the Portfolio) available under a particular Variable Contract.

From time to time, PIMCO may pay or reimburse insurance companies, broker-dealers, banks, recordkeepers or other financial institutions for PIMCO’s attendance at investment forums sponsored by such firms, or PIMCO may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of PIMCO’s own assets and at no cost to the Portfolios. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and administrative fees paid to

47	PIMCO Variable Insurance Trust

PIMCO by the Portfolios. Such activities by PIMCO may provide incentives to financial institutions to sell shares of the Portfolios. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of Portfolio shares.

The Statement of Additional Information contains further details about the payments made by PIMCO to insurance companies. In addition, you can ask the insurance company that sponsors the Variable Contract in which you invest for information about any payments it receives from PIMCO and any services provided for such payments.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates and may execute brokerage transactions on behalf of the Portfolios with such investment consultants and their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Portfolios or in other products sponsored by PIMCO and its affiliates.

Purchases and Redemptions

Purchasing Shares

Investors do not deal directly with the Portfolios to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account that invest in the Portfolios.

As of the date of this prospectus, shares of the Portfolios are offered for purchase by Separate Accounts to serve as an investment medium for Variable Contracts issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context. All purchase orders are effected at the net asset value (“NAV”) next determined after a purchase order is received.

While the Portfolios currently do not foresee any disadvantages to Variable Contract Owners if the Portfolios serve as an investment medium for both variable annuity contracts and variable life insurance policies, due to differences in tax treatment or other considerations, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Portfolios served as an investment medium might at some time be in conflict. However, the Trust’s Board of Trustees and each insurance company with a separate account allocating assets to the Portfolios are required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolios might be required to redeem the investment of one or more of its separate accounts from the Portfolios, which might force the Portfolios to sell securities at disadvantageous prices.

The Trust and its distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolios or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Trust. In addition, the Trust and its distributor each reserves the right, in its sole discretion, to redeem shares, in whole or in part, when, in the judgment of management, such redemption is necessary in order to maintain qualification under the rules for variable annuities and/or variable life contracts with respect to other shareholders, to maintain qualification as a regulated investment company under the Code, or for any reason under terms set by the Trustees, including the failure of a shareholder to supply a personal identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to the shareholder. The sale of shares will be

Prospectus	48

suspended when trading on the New York Stock Exchange (“NYSE”) is restricted or during an emergency which makes it impracticable for the Portfolios to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. In the event a Portfolio ceases offering its shares, any investments allocated to the Portfolio will, subject to any necessary regulatory approvals, be invested in another Portfolio of the Trust.

Redeeming Shares

Shares may be redeemed without charge on any day that the NAV is calculated. All redemption requests received by the Trust or its designee prior to the close of regular trading on the NYSE (normally 4:00 pm, Eastern time), on a day the Trust is open for business, are effective on that day. Redemption requests received after that time become effective on the next business day. Redemption requests for Portfolio shares are effected at the NAV per share next determined after receipt of a redemption request by the Trust or its designee. Payment for shares redeemed normally will be made within seven days.

For shareholder protection, a request to change information contained in an account registration (for example, a request to change the bank designated to receive wire redemption proceeds) must be received in writing, signed by the minimum number of persons designated on the Client Registration Application that are required to effect a redemption, and accompanied by a signature guarantee from any eligible guarantor institution, as determined in accordance with the Trust’s procedures, as more fully described below. Shareholders should inquire as to whether a particular institution is an eligible guarantor institution. A signature guarantee cannot be provided by a notary public. In addition, corporations, trusts, and other institutional organizations are required to furnish evidence of the authority of the persons designated on the Client Registration Application to effect transactions for the organization.

When a signature guarantee is called for, a “Medallion” signature guarantee will be required. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a Medallion program recognized by the Securities Transfer Association. The three recognized Medallion programs are the Securities Transfer Agents Medallion Program, Stock Exchange Medallion Program and New York Stock Exchange, Inc. Medallion Signature Program. Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized Medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount. The Trust may change the signature guarantee requirements from time to time upon notice to shareholders, which may be given by means of a new or supplemented prospectus.

Redemptions of a Portfolio’s shares may be suspended when trading on the NYSE is restricted or during an emergency which makes it impractical for a Portfolio to dispose of its securities or to determine fairly the value of its net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemption or postpone payment for more than seven days, as permitted by law. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay redemption proceeds in whole or in part by a distribution in kind of securities held by the Portfolios in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Frequent or Excessive Purchases, Exchanges and Redemptions

The Trust encourages shareholders to invest in the Portfolios as part of a long-term investment strategy and discourages excessive, short-term trading, sometimes referred to as “market timing,” and other abusive trading practices. However, because the Trust will not always be able to detect market timing or other abusive trading activity, investors should not assume that the Trust will be able to detect or prevent all market timing or other trading practices that may disadvantage the Portfolios.

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Certain of the Portfolios’ investment strategies may make the Portfolios more susceptible to market timing activities. For example, since some of the Portfolios may invest in non-U.S. securities, they may be subject to the risk that an investor may seek to take advantage of a delay between the change in value of the Portfolios’ non- U.S. portfolio securities and the determination of the Portfolios’ NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling Portfolio shares at a price that does not reflect their true value. A similar risk exists for a Portfolio’s potential investment in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities that are thinly traded and therefore may have actual values that differ from their market prices.

To discourage excessive, short-term trading and other abusive trading practices, the Board of Trustees of the Trust has adopted policies and procedures reasonably designed to detect and prevent short-term trading activity that may be harmful to the Portfolios and their shareholders. Such activities may have a detrimental effect on the Portfolios and their shareholders. For example, depending upon various factors such as the size of a Portfolio and the amount of its assets maintained in cash, short-term or excessive trading by Portfolio shareholders may interfere with the efficient management of the Portfolio’s investments, increase transaction costs and taxes, and may harm the performance of the Portfolio and its shareholders.

The Trust seeks to deter and prevent abusive trading practices, and to reduce these risks, through several methods. First, to the extent that there is a delay between a change in the value of a Portfolio’s holdings, and the time when that change is reflected in the NAV of the Portfolio’s shares, the Portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometimes referred to as “stale price arbitrage,” by the appropriate use of “fair value” pricing of a Portfolio’s securities. See “How Portfolio Shares Are Priced” below for more information.

Second, the Trust and PIMCO seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Trust and PIMCO each reserve the right to restrict or refuse any purchase or exchange transactions if, in the judgment of the Trust or PIMCO, the transaction may adversely affect the interests of the Portfolios or their shareholders. Notice of any such restrictions, if any, will vary according to the particular circumstances. When PIMCO notices a pattern of trading that may be indicative of excessive or abusive trading by Variable Contract Owners or plan participants, the Trust and/or PIMCO will seek the cooperation of insurance companies or plan administrators in attempting to determine whether the activity is the result of trading by one or more related Variable Contract Owners or plan participants. In the event that the insurance company informs PIMCO that the trading activity is the result of excessive or abusive trading by Variable Contract Owners or plan participants, PIMCO will request that the insurance company or plan administrator take appropriate action to ensure that the excessive or abusive trading ceases. If the trading pattern continues, PIMCO will request that the insurance company or plan administrator restrict purchases of or exchanges into the Portfolio by the Variable Contract Owner or plan participants identified as having engaged in excessive or abusive trading. There can be no assurances that an insurance company or plan administrator will comply with PIMCO’s request. The Trust and PIMCO will also cooperate with efforts by insurance companies and plan administrators to limit excessive exchanges in their products.

Although the Trust and its service providers seek to use these methods to detect and prevent abusive trading activities, and although the Trust will consistently apply such methods, there can be no assurances that such activities can be mitigated or eliminated. By their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Portfolio shares by multiple investors are aggregated for presentation to the Portfolios on a net basis, conceal the identity of the individual investors from the Portfolios. This makes it more difficult for the Trust and/or PIMCO to identify short-term transactions in the Portfolios.

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How Portfolio Shares Are Priced

The NAV of a Portfolio’s Advisor Class shares is determined by dividing the total value of a Portfolio’s investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

Portfolio shares are valued at the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies, a Portfolio’s NAV will be calculated based upon the NAVs of such investments. A Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. As a result, to the extent that a Portfolio holds foreign securities, the NAV of the Portfolio’s shares may change at times when you cannot purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at its direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotations are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility

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for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Portfolio uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed above under “Abusive Trading Practices.”

Tax Consequences

Each Portfolio intends to qualify as a regulated investment company annually and to elect to be treated as a regulated investment company for federal income tax purposes. As such, a Portfolio generally will not pay federal income tax on the income and gains it pays as dividends to its shareholders. In order to avoid a 4% federal excise tax, each Portfolio intends to distribute each year substantially all of its net income and gains.

Each Portfolio intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or any agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet the diversification requirement under Section 817(h), income with respect to Variable Contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Variable Contracts and income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Please refer to the prospectus for the Separate Account and Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account. See “Additional Information—Additional Tax Information” in the Portfolio’s Statement of Additional Information for more information on taxes.

•  A Note on the CommodityRealReturn™ Strategy Portfolio.    One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

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However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in its Subsidiary will also constitute qualifying income to the Portfolio. Based on such rulings, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments its Subsidiary.

This “Tax Consequences” section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.

Characteristics and Risks of

Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Portfolios described under “Portfolio Summaries” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Portfolios from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolios. As with any mutual fund, investors in the Portfolios rely on the professional investment judgment and skill of PIMCO and the individual portfolio manager. The investments made by the Portfolios at any given time are not expected to be the same as those made by other mutual funds for which PIMCO acts as investment adviser, including mutual funds with investment objectives and strategies similar to those of the Portfolios. Accordingly, the performance of the Portfolios can be expected to vary from that of the other mutual funds. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Portfolios.

Because the CommodityRealReturn™ Strategy Portfolio may invest a portion of its assets in its Subsidiary, which may hold some of the investments described in this prospectus, the Portfolio may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the CommodityRealReturn™ Strategy Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio.

The All Asset and All Asset All Authority Portfolios invest substantially all of their assets in shares of the Underlying Funds, and as such (unless otherwise noted) do not invest directly in the securities described below. The Underlying Funds, however, may invest in such securities. Because the value of an investment in the All Asset and All Asset All Authority Portfolios is directly related to the investment performance of the Underlying Funds in which they invest, the risks of investing in the All Asset and All Asset All Authority Portfolios are

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closely related to the risks associated with the Underlying Funds and their investments in the securities described below. Please see “Description of the Underlying Funds.”

Securities Selection

Most of the Portfolios seek maximum total return. The total return sought by a Portfolio consists of both income earned on the Portfolio’s investments and capital appreciation, if any, arising from increases in the market value of the Portfolio’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.

In selecting securities for a Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. and foreign economies, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

U.S. Government Securities

U.S. Government securities are obligations of ,or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. Government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Municipal Bonds

Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which the Portfolios may invest include municipal lease obligations. The Portfolios may also invest in industrial development bonds, which are municipal bonds issued by a government agency on behalf of a private sector company and, in most cases, are not backed by the credit of the issuing municipality and may therefore involve more risk. The Portfolios may also invest in securities issued by entities whose underlying assets are municipal bonds.

The Portfolios may invest, without limitation, in residual interest bonds (“RIBs”), which brokers create by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 7 to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of RIBs may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

In a transaction in which a Portfolio purchases a RIB from a trust, and the underlying municipal bond was held by the Portfolio prior to being deposited into the trust, the Portfolio treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Portfolio will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Portfolio’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Portfolios where the Portfolios did not previously own the underlying municipal bond.

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Mortgage-Related and Other Asset-Backed Securities

Each Portfolio may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. Each Portfolio may invest no more than 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities.

Each Portfolio may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Portfolios may invest in other asset-backed securities that have been offered to investors.

Loan Participations and Assignments

Each Portfolio may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Corporate Debt Securities

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

High Yield Securities

Securities rated lower than Baa by Moody’s, or equivalently rated by S&P or Fitch, are sometimes referred to as “high yield securities” or “junk bonds.” Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price

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volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities. Issuers of securities in default may fail to resume principal or interest payments, in which case a Portfolio may lose its entire investment. The Emerging Markets Bond Portfolio may invest in securities that are in default with respect to the payment of interest or repayment of principal, or presenting an imminent risk of default with respect to such payments.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Portfolio may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Each Portfolio may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Portfolio may invest no more than 5% of its total assets in any combination of mortgage-related or other asset-backed IO, PO, or inverse floater securities. Additionally, each Portfolio may also invest, without limitation, in RIBs.

Inflation-Indexed Bonds

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Each Portfolio may invest in “event-linked bonds,” or “event-linked swaps” or implement “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent, or formulaically related to defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics related to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. Event-linked bonds may also expose a Portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretation, and adverse tax consequences. Event-linked exposures may also be subject to liquidity risk.

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Convertible and Equity Securities

Each Portfolio, except the Total Return Portfolio, may invest in convertible securities and equity securities. Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.

While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, subject to its applicable investment restrictions, a Portfolio may consider convertible securities or equity securities to gain exposure to such investments.

While the Small Cap StocksPLUS® TR and StocksPLUS® Total Return Portfolios will generally invest in equity derivatives and will not normally invest directly in equity securities, such Portfolios may invest without limitation directly in equity securities, including common stocks, preferred stocks and convertible securities. In addition, the CommodityRealReturn™ Strategy Portfolio may invest in equity securities of issuers in commodity-related industries, and the RealEstateRealReturn Strategy Portfolio may invest in REITs and equity securities of issuers in real estate-related industries. When investing directly in equity securities, a Portfolio will not be limited to only those equity securities with any particular weighting in such Portfolio’s respective benchmark index, if any. Generally, the Portfolios will consider investing directly in equity securities when derivatives on the underlying securities appear to be overvalued.

At times, in connection with the restructuring of a Fixed Income Instrument either outside of bankruptcy court or in the context of bankruptcy proceedings, a Portfolio (except the Total Return Portfolio) may determine or be required to accept equity securities in exchange for all or a portion of a Fixed Income Instrument. Depending upon, among other things, PIMCO’s evaluation of the potential value of such securities in relation to the price that could be obtained by a Portfolio at any given time upon sale thereof, a Portfolio (except the Total Return Portfolio) may determine to hold such securities in its portfolio.

Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Securities

Each Portfolio may invest in securities and instruments that are economically tied to foreign (non-U.S.) countries. PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

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Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities. Shareholders should consider carefully the substantial risks involved for Portfolios that invest in securities issued by foreign companies and governments of foreign countries. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self- sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Each Portfolio also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

•   Emerging Market Securities.    Each Portfolio that may invest in foreign (non-U.S.) securities may invest in securities and instruments that are economically tied to emerging market countries. PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In making investments in emerging market securities, a Portfolio emphasizes those countries with relatively low gross national product per capita and with the potential for rapid economic growth. Emerging market countries are generally located in Asia, Africa, the Middle East, Latin America and Eastern Europe. PIMCO will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Each Portfolio may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by a Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings of relevant Brady Bonds.

Foreign (Non-U.S.) Currencies

A Portfolio that invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies will be subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.

•   Foreign Currency Transactions.    Portfolios that invest in securities denominated in foreign currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Portfolio’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Certain foreign currency transactions may also be settled in cash rather than the actual delivery of the relevant currency. The effect on the value of a Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. A Portfolio may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Portfolio to benefit from favorable fluctuations in relevant foreign currencies. A Portfolio may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Portfolio will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable law, enter into certain offsetting positions) to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements, in which the Portfolio purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Portfolio’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below

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their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings

Each Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to the Portfolio’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Portfolio will segregate or “earmark” assets determined to be liquid by PIMCO to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Portfolio.

Each Portfolio may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Portfolio may borrow money from banks for any purpose on a secured basis in an amount up to  1/3 of the Portfolio’s total assets. A Portfolio may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Portfolio’s total assets.

Derivatives

Each Portfolio may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Each Portfolio may invest some or all of its assets in derivative instruments, subject to the Portfolio’s objective and policies. The portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Portfolio will succeed. A description of these and other derivative instruments that the Portfolios may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

A Portfolio’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in “Investment Objectives and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolios.

Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in that Portfolio will tend to be more

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volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Portfolio will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a portfolio manager may wish to retain a Portfolio’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. For example, a swap agreement on an exchange traded fund would not correlate perfectly with the index upon which the exchange traded fund is based because the fund’s return is net of fees and expenses. In addition, a Portfolio’s use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Portfolio had not used such instruments.

•   A Note on the CommodityRealReturn™ Strategy Portfolio.    In light of certain revenue rulings and private letter rulings issued to the Portfolio by the IRS, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio,” the Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities.

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In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Portfolio may also invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

As described below under “Characteristics and Risks of Securities and Investment Techniques—Investments in Wholly-Owned Subsidiary,” the Portfolio may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue rulings that limits the extent to which the Portfolio may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation. See “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio,” above for further information.

Investments in the Wholly-Owned Subsidiary

Investments in the Subsidiary are expected to provide the CommodityRealReturn™ Strategy Portfolio with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed above under “Tax Consequences—A Note on the CommodityRealReturn™ Strategy Portfolio.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the CommodityRealReturn™ Strategy Portfolio may enter into these commodity-linked derivative instruments directly, the Portfolio will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market then commodity index-linked notes, the CommodityRealReturn™ Strategy Portfolio’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other Fixed Income Instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the CommodityRealReturn™ Strategy Portfolio invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not be subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the CommodityRealReturn™ Strategy Portfolio and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the CommodityRealReturn™ Strategy Portfolio.

Real Estate Investment Trusts

REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially

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all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Therefore, REITs tend to pay higher dividends than other issuers.

REITs can be divided into three basic types: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property. They derive their income primarily from rents received and any profits on the sale of their properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive most of their income from mortgage interest payments. As its name suggests, Hybrid REITs combine characteristics of both Equity REITs and Mortgage REITs.

An investment in a REIT, or in a real estate linked derivative instrument linked to the value of a REIT, is subject to the risks that impact the value of the underlying properties of the REIT. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income. REITs are also subject to default by borrowers and self-liquidation, and are heavily dependent on cash flow. Some REITs lack diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Mortgage REITs may be impacted by the quality of the credit extended.

Delayed Funding Loans and Revolving Credit Facilities

Each Portfolio may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each Portfolio may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio’s overall investment exposure. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Investment Companies

The All Asset and All Asset All Authority Portfolios invest substantially all of their assets in other investment companies. Each of the All Asset and All Asset All Authority Portfolio’s investment in a particular Underlying Fund normally will not exceed 50% of its total assets. Except as described below, each other Portfolio may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies, or in pooled accounts or other investment vehicles which invest in foreign markets. The limitation described in the foregoing sentence shall not apply to the CommodityRealReturn™ Strategy Portfolio’s investment in its Subsidiary. As a shareholder of any investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

Each Portfolio may invest in the PAPS Money Market Portfolio to the extent permitted by the 1940 Act and rules thereunder. The PAPS Money Market Portfolio is a registered investment company created for use solely

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by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The PAPS Money Market Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or administrative fees to PIMCO.

Subject to the restrictions and limitations of the 1940 Act, each Portfolio may, in the future, elect to pursue its investment objective by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Portfolio. The Portfolios may also invest in exchange traded funds, subject to the restrictions and limitations of the 1940 Act.

Short Sales

Each Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. A Portfolio making a short sale must segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

Illiquid Securities

Each Portfolio may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Portfolio may pay lending fees to a party arranging the loan.

Portfolio Turnover

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect a Portfolio’s performance.

Temporary Defensive Positions

For temporary or defensive purposes, the Portfolios may invest without limit in U.S. debt securities, including taxable securities and short-term money market securities, when PIMCO deems it appropriate to do so. When a Portfolio engages in such strategies, it may not achieve its investment objective.

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Changes in Investment Objectives and Policies

The investment objectives of each of the All Asset All Authority, Foreign Bond (Unhedged) , RealEstateRealReturn Strategy and Small Cap StocksPLUS® TR Portfolios may be changed by the Board of Trustees without shareholder approval. The investment objectives of each other Portfolio are fundamental and may not be changed without shareholder approval. Unless otherwise stated, all other investment policies of the Portfolios may be changed by the Board of Trustees without shareholder approval.

Percentage Investment Limitations

Unless otherwise stated, all percentage limitations on Portfolio investments listed in this prospectus will apply at the time of investment. A Portfolio would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Each of the Emerging Markets Bond, Foreign Bond (Unhedged), Global Bond (Unhedged) and High Yield Portfolios has adopted a non-fundamental investment policy to invest at least 80% of its assets in investments suggested by its name. For purposes of this policy, the term “assets” means net assets plus the amount of borrowing for investment purposes.

Credit Ratings and Unrated Securities

Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this prospectus describes the various ratings assigned to fixed income securities by Moody’s, S&P and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

A Portfolio may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Portfolio invests in high yield and/or unrated securities, the Portfolio’s success in achieving its investment objective may depend more heavily on the portfolio manager’s creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities.

Other Investments and Techniques

The Portfolios may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Portfolios to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Portfolios.

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Descriptions of the Underlying Funds

Because the All Asset and All Asset All Authority Portfolios invest substantially all of their assets in some or all of the Underlying Funds as discussed above, and the Underlying Funds are not offered in this prospectus, the following provides a general description of the main investments and other information about the Underlying Funds. At the discretion of PIMCO and without shareholder approval, the All Asset and All Asset All Authority Portfolios may invest in additional PIMCO Funds created in the future. For a complete description of an Underlying Fund, please see that Underlying Fund’s Institutional Class prospectus, which is incorporated herein by reference and is available free of charge by telephoning 1-800-927-4648.

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Short Duration Bond Funds	Money Market	Money market instruments	≤ 90 days dollar-weighted average maturity	Min 95% of total assets Prime 1; ≤ 5% of total assets Prime 2	0%
	Floating Income	Variable and floating-rate securities and their economic equivalents	≤ 1 year	Caa to Aaa; max 10% of total assets below B	No Limitation
	Short-Term	Money market instruments and short maturity fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-10% of total assets
	Low Duration	Short maturity fixed income instruments	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Low Duration II	Short maturity fixed income instruments with quality and non-U.S. issuer restrictions	1-3 years	A to Aaa	0%
	Low Duration III	Short maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	1-3 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Intermediate Duration Bond Funds	Moderate Duration	Short and intermediate maturity fixed income securities	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	GNMA	Short and intermediate maturity mortgage-related fixed income securities issued by the Government National Mortgage Association	1-7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	High Yield	Higher yielding fixed income securities	2-6 years	Caa to Aaa; min 80% of assets below Baa subject to max 5% of total assets rated Caa	0-20% of total assets
	Mortgage-Backed Securities(3)	Short and intermediate maturity mortgage-related fixed income instruments	1-7 years	Baa to Aaa; max 10% of total assets below Aaa	0%
	Total Return	Intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Total Return II	Intermediate maturity fixed income instruments with quality and non-U.S. issuer restrictions	+/- 2 years of its benchmark	Baa to Aaa	0%
	Total Return III	Intermediate maturity fixed income instruments with prohibitions on firms engaged in socially sensitive practices	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Investment Grade Corporate Bond	Corporate fixed income securities	3-7 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Long Duration Bond Funds	Long Duration Total Return	Long-term maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Extended Duration	Long-term maturity fixed income instruments	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Long-Term U.S. Government	Long-term maturity fixed income securities	≥ 8 years	A to Aaa	0%
Income Fund	Income	Broad range of fixed income instruments	2-8 years	Caa to Aaa; max 50% of total assets below Baa	No Limitation

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Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
Real Return Strategy Funds	Real Return	Inflation-indexed fixed income securities	+/- 3 years of its benchmark	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Real Return Asset	Inflation-indexed fixed income securities	+/- 4 years of its benchmark	B to Aaa; max 20% of total assets below Baa	0-30% of total assets
	CommodityReal- Return Strategy	Commodity-linked derivatives backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	RealEstateReal- Return Strategy	Real estate-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments	≤ 10 years	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
Tax Exempt Bond Funds	California Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal and California income tax)	≤ 3 years	Caa to Aaa; max 10% of total assets below Baa	0%
	Short Duration Municipal Income	Short to intermediate maturity municipal securities (exempt from federal income tax)	≤ 3 years	Baa to Aaa	0%
	California Intermediate Municipal Bond	Intermediate maturity municipal securities (exempt from federal and California income tax)	3-7 years	B to Aaa; max 10% of total assets below Baa	0%
	Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal income tax)	3-10 years	Ba to Aaa; max 10% of total assets below Baa	0%
	New York Municipal Bond	Intermediate to long-term maturity municipal securities (exempt from federal and New York income tax)	3-12 years	B to Aaa; max 10% of total assets below Baa	0%
	High Yield Municipal Bond	Intermediate to long-term maturity high yield municipal securities (exempt from federal income tax)	4-11 years	No Limitation	0%
International Bond Funds	Developing Local Markets	Currencies or fixed income securities denominated in currencies of non-U.S. countries	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Emerging Markets Bond	Emerging market fixed income instruments	≤ 8 years	Max 15% of total assets below B	≥ 80%(4) of assets
	Foreign Bond (U.S. Dollar-Hedged)	Intermediate maturity hedged non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Foreign Bond (Unhedged)	Intermediate maturity non-U.S. fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	≥ 80%(4) of assets
	Global Bond (U.S. Dollar-Hedged)	U.S. and hedged non-U.S. intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(4) of total assets
	Global Bond (Unhedged)	U.S. and non-U.S. intermediate maturity fixed income instruments	+/- 2 years of its benchmark	B to Aaa; max 10% of total assets below Baa	25-75%(4) of total assets
	Diversified Income	Investment grade corporate, high yield and emerging market fixed income instruments	3-8 years	Max 10% of total assets below B	No Limitation
	Emerging Local Bond	Fixed income instruments denominated in currencies of non-U.S. countries	+/- 2 years of its benchmark	Max 15% of total assets below B	≥ 80%(4) of assets
Convertible Fund	Convertible	Convertible securities	N/A	Max 20% of total assets below B	0-30% of total assets
Domestic Equity-Related Funds	Fundamental IndexPLUS™	Enhanced RAFI 1000 Index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Fundamental IndexPLUS™ TR	Enhanced RAFI 1000 Index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	Small Cap StocksPLUS® TR	Russell 2000® Index derivatives backed by a diversified portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Long Duration	S&P 500 stock index derivatives backed by a portfolio of actively managed long-term fixed income instruments	+/- 2 years of Lehman Brothers Long Term Government/ Credit Index	B to Aaa; max 10% of total assets below Baa	0-30% of total assets

67	PIMCO Variable Insurance Trust

Descriptions of the Underlying Funds (continued)

Category	Underlying Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Securities(2)
	StocksPLUS® Total Return	S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS®	S&P 500 stock index derivatives backed by a portfolio of short-term fixed income instruments	≤ 1 year	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® TR Short Strategy	Short S&P 500 stock index derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30% of total assets
	StocksPLUS® Municipal-Backed	S&P 500 stock index derivatives backed by a portfolio of investment grade debt securities exempt from federal income tax	1-10 years	Baa to Aaa; max 10% of total assets below Baa	0%
International Equity-Related Funds	European StocksPLUS® TR Strategy	European equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	Far East (ex-Japan) StocksPLUS® TR Strategy	Far Eastern (excluding Japan) equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	International StocksPLUS® TR Strategy (Unhedged)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	International StocksPLUS® TR Strategy (U.S. Dollar Hedged)(7)	Non-U.S. equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
	Japanese StocksPLUS® TR Strategy	Japanese equity derivatives backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	0-30%(6) of total assets
Fundamental Advantage Funds	Fundamental Advantage Tax Efficient Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments, a substantial portion of which is comprised of high yield municipal securities	4-11 years	No Limitation	No Limitation
	Fundamental Advantage Total Return Strategy	Long exposure to Enhanced RAFI™ 1000 hedged by short exposure to the S&P 500 stock index, backed by a portfolio of fixed income instruments	Min. 1 year; max 2 years above the LBAG(5)	B to Aaa; max 10% of total assets below Baa	No Limitation
(1)	As rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.
(2)

Each Underlying Fund (except the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income, StocksPLUS® Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3)	Effective July 31, 2007, the Fund’s name was changed from Total Return Mortgage Fund to Mortgage-Backed Securities Fund.
(4)	The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.
(5)

The Lehman Brothers U.S. Aggregate Index (“LBAG”) covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(6)	Limitation with respect to the Fund’s fixed income investments. The Fund may invest without limit in equity securities denominated in non-U.S. currencies.
(7)	Effective October 1, 2006, the Fund’s name was changed from International StocksPLUS® TR Strategy Fund to International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged).

Prospectus	68

Financial Highlights

The financial highlights table is intended to help a shareholder understand a Portfolio’s financial performance for the last five fiscal years or, as relevant, the period since a Portfolio or class commenced operations. For the RealEstateRealReturn Strategy and StocksPLUS® Total Return Portfolios, the information below reflects financial results for Administrative Class shares of the respective Portfolio, which are offered in a different prospectus. Advisor Class shares of these Portfolios had not commenced operations during the periods shown. No performance information is provided for the All Asset All Authority and Foreign Bond (Unhedged) Portfolios. The Portfolios had not commenced operations during the periods shown. The performance shown below differs from that which would have been achieved by Advisor Class shares of the Portfolios to the extent that the Advisor Class has different expenses than the Administrative Class. The performance does not reflect Variable Contract fees and expenses. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular class of shares of a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the Portfolios’ independent registered public accounting firm. Their report, along with full financial statements, appears in the Trust’s Annual Report, which is available upon request. Note: All footnotes to the financial highlights table appear at the end of the table.

Selected Per Share Data for the Year or Period Ended	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset
Advisor Class
12/31/2007	$11.68	$0.96	$(0.02)	$0.94	$(0.88)	$0.00
12/31/2006	11.82	1.05	(0.53)	0.52	(0.63)	(0.03)
12/31/2005	11.64	1.63	(0.93)	0.70	(0.48)	(0.04)
04/30/2004-12/31/2004	10.59	0.52	0.87	1.39	(0.33)	(0.01)
Class M
12/31/2007	$11.68	$0.78	$0.13	$0.91	$(0.84)	$0.00
12/31/2006	11.80	0.57	(0.07)	0.50	(0.59)	(0.03)
12/31/2005	11.60	0.85	(0.16)	0.69	(0.45)	(0.04)
04/30/2004-12/31/2004	10.59	0.96	0.39	1.35	(0.33)	(0.01)
CommodityRealReturn™ Strategy
Advisor Class
12/31/2007	$11.30	$0.46	$2.11	$2.57	$(0.52)	$0.00
02/28/2006-12/31/2006	11.68	0.34	(0.16)	0.18	(0.51)	(0.05)
Emerging Markets Bond
Advisor Class
12/31/2007	$13.96	$0.73	$0.05	$0.78	$(0.79)	$(0.28)
03/31/2006-12/31/2006	13.59	0.52	0.58	1.10	(0.54)	(0.19)
Global Bond (Unhedged)
Advisor Class
12/31/2007	$12.06	$0.40	$0.74	$1.14	$(0.39)	$(0.03)
10/31/2006-12/31/2006	12.09	0.07	(0.04)	0.03	(0.06)	0.00
High Yield
Advisor Class
12/31/2007	$8.34	$0.55	$(0.27)	$0.28	$(0.57)	$0.00
03/31/2006-12/31/2006	8.24	0.42	0.09	0.51	(0.41)	0.00
Low Duration
Advisor Class
12/31/2007	$10.06	$0.47	$0.25	$0.72	$(0.48)	$0.00
03/31/2006-12/31/2006	10.01	0.35	0.02	0.37	(0.32)	0.00

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding underlying Funds' expenses in which the Portfolio invests.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.70%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.90%.
(e)	Effective October 1, 2006, the advisory fee was reduced to 0.175%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.675%.
(g)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.875%.
(h)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.13%.
(i)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.04%.

69	PIMCO Variable Insurance Trust

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.88)	$11.74	8.19%	$1,124,287	0.655	% (b)(f)	0.655	% (b)(f)	7.90%	101%
(0.66)	11.68	4.56%	501,498	0.685	% (b)(e)	0.685	% (b)(e)	8.84%	66%
(0.52)	11.82	6.03%	7,461	0.70	% (b)	0.70	% (b)	13.67%	75%
(0.34)	11.64	13.18%	11	0.67	%*(b)(c)	0.67	%*(b)(c)	6.96%*	93%

$(0.84)	$11.75	8.00%	$42,336	0.855	% (b)(g)	0.855	% (b)(g)	6.41%	101%
(0.62)	11.68	4.36%	54,928	0.885	% (b)(e)	0.885	% (b)(e)	4.84%	66%
(0.49)	11.80	5.94%	67,365	0.89	% (b)(d)	0.89	% (b)(d)	7.16%	75%
(0.34)	11.60	12.85%	18,345	0.87	%*(b)(d)	0.87	%*(b)(d)	12.66%*	93%

$(0.52)	$13.35	23.15%	$33,854	1.06	% (h)	0.97	% (i)	3.76%	856%
(0.56)	11.30	1.51%	6,084	1.03	%*	1.03	%*	3.50%*	993%

$(1.07)	$13.67	5.70%	$1,824	1.10%		1.10%		5.28%	145%
(0.73)	13.96	8.30%	469	1.10	%*	1.10	%*	4.99%*	283%

$(0.42)	$12.78	9.61%	$11	1.00%		1.00%		3.25%	560%
(0.06)	12.06	0.28%	10	1.00	%*	1.00	%*	3.08%*	224%

$(0.57)	$8.05	3.40%	$426	0.85%		0.85%		6.75%	131%
(0.41)	8.34	6.41%	66	0.86	%*	0.85	%*	6.80%*	81%

$(0.48)	$10.30	7.33%	$308	0.65%		0.65%		4.69%	72%
(0.32)	10.06	3.75%	188	0.75	%*	0.75	%*	4.59%*	200%

Prospectus	70

Financial Highlights (continued)

Selected Per Share Data for the Year or Period Ended	Net Asset Value Beginning of Year or Period	Net Investment Income(a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
RealEstateRealReturn Strategy
Administrative Class
12/31/2007	$12.22	$0.48	$(1.89)	$(1.41)	$(2.07)	$0.00
12/31/2006	10.21	0.44	2.31	2.75	(0.74)	0.00
09/30/2005-12/31/2005	10.00	0.19	0.02	0.21	0.00	0.00
Real Return
Advisor Class
12/31/2007	$11.93	$0.56	$0.66	$1.22	$(0.55)	$(0.03)
02/28/2006-12/31/2006	12.69	0.47	(0.46)	0.01	(0.44)	(0.33)
Small Cap StocksPLUS® TR
Advisor Class
01/31/2007-12/31/2007	$10.00	$0.39	$(0.22)	$0.17	$(0.23)	$0.00
StocksPLUS® Total Return
Administrative Class
12/31/2007	$11.38	$0.52	$0.57	$1.09	$(0.45)	$(0.90)
12/31/2006	10.19	0.42	1.02	1.44	(0.16)	(0.09)
09/30/2005-12/31/2005	10.00	0.09	0.10	0.19	0.00	0.00
Total Return
Advisor Class
12/31/2007	$10.12	$0.48	$0.37	$0.85	$(0.48)	$0.00
02/28/2006-12/31/2006	10.24	0.38	(0.08)	0.30	(0.37)	(0.05)

*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(j)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 3.83%.
(k)	Effective October 1, 2007, the advisory fee was reduced to 0.44%.
(l)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 7.21%.
(m)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 6.80%.
(n)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.10%.
(o)	Effective October 1, 2006, the advisory fee was reduced to 0.44%.
(p)	Effective October 1, 2007, the advisory fee was reduced to 0.39%.

71	PIMCO Variable Insurance Trust

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(2.07)	$8.74	(12.67)%	$4,685	0.99%		0.89%		4.30%	1,186%
(0.74)	12.22	27.38%	4,434	0.90%		0.89%		3.88%	1,213%
0.00	10.21	2.10%	3,062	0.89	%*(j)	0.89	%*(j)	7.78%*	163%

$(0.58)	$12.57	10.53%	$13,478	0.75%		0.75%		4.59%	901%
(0.77)	11.93	0.04%	2,684	0.75	%*	0.75	%*	4.49%*	963%

$(0.23)	$9.94	1.66%	$173	1.39	%*(k)(l)	0.98	%*(k)(m)	4.26%*	462%

$(1.35)	$11.12	9.57%	$4,483	1.18	% (p)	0.83	% (p)	4.46%	223%
(0.25)	11.38	14.19%	3,749	0.88	% (o)	0.88	% (o)	3.95%	415%
0.00	10.19	1.90%	3,056	0.90	%*(n)	0.89	%*(n)	3.77%*	43%

$(0.48)	$10.49	8.63%	$32,679	0.93%		0.75%		4.69%	298%
(0.42)	10.12	3.09%	18,811	0.77	%*	0.75	%*	4.49%*	303%

Prospectus	72

Appendix A

Description of Securities Ratings

A Portfolio’s investments may range in quality from securities rated in the lowest category in which the Portfolio is permitted to invest to securities rated in the highest category (as rated by Moody’s, S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Portfolio’s assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

Investment Grade Debt Securities are those rated in one of the four highest rating categories, or if unrated deemed comparable by PIMCO.

Below Investment Grade High Yield Securities (“Junk Bonds”) are those rated lower than Baa by Moody’s, BBB by S&P or Fitch, and comparable securities. They are deemed predominantly speculative with respect to the issuer’s ability to repay principal and interest.

The following is a description of Moody’s, S&P’s and Fitch’s rating categories applicable to fixed income securities.

Moody's Investors Service, Inc.

Moody’s Long-Term Ratings: Bonds and Preferred Stock

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Prospectus	A-1

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Bond Ratings

There are three rating categories for short-term municipal bonds that define an investment grade situation, which are listed below. In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

A-2	PIMCO Variable Insurance Trust

MIG 2/VMIG 2: This designation denotes strong quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

Standard & Poor's Ratings Services

Corporate and Municipal Bond Ratings

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Prospectus	A-3

C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality after completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: The “r” is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated B are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

A-4	PIMCO Variable Insurance Trust

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch, Inc.

Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

Prospectus	A-5

Short-Term Credit Ratings

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC,” or to short-term ratings other than “F1.”

“NR” indicates that Fitch does not rate the issuer or issue in question.

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are “stable” could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

A-6	PIMCO Variable Insurance Trust

PIMCO Variable Insurance Trust

INVESTMENT ADVISER AND ADMINISTRATOR

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800

CUSTODIAN

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

TRANSFER AGENT

Boston Financial Data Services-Midwest, 330 W. 9th Street, Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006

The Trust’s Statement of Additional Information (“SAI”) and annual and semi-annual reports to shareholders include additional information about the Portfolios. The SAI and the financial statements included in the Portfolios’ most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Portfolios’ annual report discusses the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

You may get free copies of any of these materials, request other information about a Portfolio, or make shareholder inquiries by calling the Trust at 1-800-927-4648 or by writing to:

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy informa-

tion about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, 100 F Street N.E., Washington, D.C. 20549, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimco.com for additional information about the Portfolios, including the SAI and the annual and semi-annual reports which are available for download free of charge.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act file number: 811-8399

PIMCO Variable Insurance Trust

Statement of Additional Information

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company (“mutual fund”) currently consisting of nineteen separate investment portfolios (the “Portfolios”): the PIMCO Diversified Income Portfolio; the PIMCO Emerging Markets Bond Portfolio; the PIMCO Foreign Bond Portfolio (Unhedged); the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged); the PIMCO Global Bond Portfolio (Unhedged); the PIMCO High Yield Portfolio; the PIMCO Long-Term U.S. Government Portfolio; the PIMCO Low Duration Portfolio; the PIMCO Money Market Portfolio; the PIMCO RealEstateRealReturn Strategy Portfolio; the PIMCO Real Return Portfolio; the PIMCO Short-Term Portfolio; the PIMCO Total Return Portfolio (together, the “Fixed Income Portfolios”); the PIMCO All Asset Portfolio; the PIMCO All Asset All Authority Portfolio; the PIMCO CommodityRealReturn™ Strategy Portfolio; the PIMCO Small Cap StocksPLUS® TR Portfolio; the PIMCO StocksPLUS® Growth and Income Portfolio; and the PIMCO StocksPLUS® Total Return Portfolio.

Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”), 840 Newport Center Drive, Newport Beach, California 92660, is investment adviser to the Portfolios.

Shares of the Portfolios are currently sold to segregated asset accounts (“Separate Accounts”) of insurance companies to serve as an investment medium for variable annuity contracts and variable life insurance policies (“Variable Contracts”). The Separate Accounts invest in shares of the Portfolios in accordance with allocation instructions received from owners of the Variable Contracts (“Variable Contract Owners”). Shares of the Portfolios also may be sold to qualified pension and retirement plans outside the separate account context.

This Statement of Additional Information is not a Prospectus, and should be used in conjunction with a Prospectus for the Trust. The Portfolios’ Administrative Class shares are offered through the Administrative Prospectus dated May 1, 2008, the Portfolios’ Institutional Class shares are offered through the Institutional Prospectus dated May 1, 2008, the Portfolios’ Advisor Class and Class M shares are offered through a combined prospectus dated May 1, 2008, and certain Portfolios’ Administrative, Institutional, Advisor and M Class shares are offered through separate prospectuses each dated May 1, 2008 (collectively, the “Prospectuses”). A copy of the Prospectuses may be obtained free of charge at the address and telephone number listed below.

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, California 92660

Telephone: (800) 927-4648

Audited financial statements for the Trust, as of December 31, 2007, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated by reference from the Trust’s December 31, 2007 Annual Reports. Copies of Prospectuses and annual reports may be obtained free of charge at the address and telephone number listed above.

May 1, 2008

Voting Rights	103
Code of Ethics	103
Custodian	103
Independent Registered Public Accounting Firm	104
Counsel	104
Registration Statement	104
Financial Statements	104

DESCRIPTION OF THE TRUST

The Trust is a Delaware statutory trust established under a Trust Instrument dated October 3, 1997. The Trust is an open-end management investment company composed of separate portfolios, each of which is treated as a separate portfolio. Each Portfolio (except the All Asset, All Asset All Authority, CommodityRealReturn™ Strategy, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), RealEstateRealReturn Strategy, and Real Return Portfolios) is diversified, which means that, with respect to 75% of its total assets, the Portfolio will not: (i) invest more than 5% of its total assets in the securities of any single issuer; or (ii) hold more than 10% of the outstanding voting securities of that issuer.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and general investment policies of each Portfolio are described in the Prospectuses. Consistent with each Portfolio’s investment policies, each Portfolio may invest in “Fixed Income Instruments,” which are defined in the Prospectuses. Additional information concerning the characteristics of certain of the Portfolios’ investments is set forth below.

The All Asset and the All Asset All Authority Portfolios invest only in series of the PIMCO Funds, an affiliated investment company also managed by PIMCO. The PIMCO Funds in which the All Asset and the All Asset All Authority Portfolios invest are referred to in this Statement of Additional Information as “Underlying Funds.” By investing in Underlying Funds, the All Asset and the All Asset All Authority Portfolios may have indirect investment interests in some or all of the securities and instruments described below depending upon how their assets are allocated among the Underlying Funds.

The CommodityRealReturn™ Strategy Portfolio may pursue its investment objective by investing in the PIMCO Cayman Commodity Portfolio I Ltd., a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by PIMCO, and has the same investment objective and will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio; however, the Subsidiary (unlike the Portfolio) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Portfolio and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Portfolio. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio. See below “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiary” for a more detailed discussion of the Portfolio’s Subsidiary.

U.S. Government Securities

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan

Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Municipal Bonds

Each Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. It is a policy of each of the California Intermediate Municipal Bond, California Short Duration Municipal Income, High Yield Municipal Bond, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and StocksPLUS® Municipal-Backed Funds (each a “Municipal Fund,” and collectively, the “Municipal Funds”), Underlying Funds in which the All Asset and the All Asset All Authority Portfolios may invest, to have at least 80% of its net assets plus borrowings for investment purposes invested in investments, the income of which is exempt from federal income tax (“Municipal Bonds”). In the case of the California Intermediate Municipal Bond and California Short Duration Municipal Income Funds, the Underlying Funds will invest, under normal circumstances, at least 80% of their net assets plus borrowing for investment purposes in investments, the income of which is exempt from federal income tax and California income tax. In the case of the New York Municipal Bond Fund, the Underlying Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowing for investment purposes in investments, the income of which is exempt from federal income tax and New York income tax. The ability of a Municipal Fund to invest in securities other than Municipal Bonds is limited by a requirement of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) that at least 50% of the applicable Municipal Fund’s total assets be invested in Municipal Bonds at the end of each calendar quarter.

The California Intermediate Municipal Bond and California Short Duration Municipal Income Funds’ concentration in California Municipal Bonds exposes them to California state-specific risks. Similarly, the New York Municipal Bond Fund’s concentration in New York Municipal Bonds exposes it to New York state-specific risks. State-specific risks are discussed in the “Summary of Risks” section of the applicable Prospectuses and in this “Municipal Bonds” section of this Statement of Additional Information. The High Yield Municipal Bond, Municipal Bond, Short Duration Municipal Income and StocksPLUS® Municipal-Backed Funds may, from time to time, invest more than 25% of their total assets in Municipal Bonds of issuers in California and New York, and, if so, will be subject to the California and New York State state-specific risks discussed in the “Summary of Risks” section of the applicable Prospectuses and in this “Municipal Bonds” section of this Statement of Additional Information, but none of these Underlying Funds have any present intention to invest more than that amount in a particular state.

Municipal Bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Specifically, California and New York Municipal Bonds generally are issued by or on behalf of the State of California and New York, respectively, and their political subdivisions and financing authorities, and local governments. The Municipal Bonds which the Municipal Funds may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Each Portfolio may invest 25% or more of its total assets in Municipal Bonds that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities, and 25% or more of its total assets in industrial development bonds. A Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects or industrial development bonds.

Under the Internal Revenue Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. The California Short Duration Municipal Income Fund and the Short Duration Municipal Income Fund, each an Underlying Fund, do not intend to invest in securities whose interest is subject to the federal alternative minimum tax.

The Portfolios may invest in municipal lease obligations. A lease is not a full faith and credit obligation of the issuer and is usually backed only by the borrowing government’s unsecured pledge to make annual appropriations for lease payments. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, the Portfolios will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipals. The Portfolios also may purchase unrated lease obligations if determined by PIMCO to be of comparable quality to rated securities in which the Portfolio is permitted to invest.

The Portfolios may seek to enhance their yield through the purchase of private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability. A Portfolio may not invest more than 15% (10% in the case of the Money Market Portfolio) of its net assets in illiquid securities, including unmarketable private placements.

Some longer-term Municipal Bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request – usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Portfolio would hold the longer-term security, which could experience substantially more volatility.

The Portfolios may invest in municipal warrants, which are essentially call options on Municipal Bonds. In exchange for a premium, municipal warrants give the purchaser the right, but not the obligation, to purchase a Municipal Bond in the future. A Portfolio might purchase a warrant to lock in forward supply in an environment where the current issuance of bonds is sharply reduced. Like options, warrants may expire worthless and they may have reduced liquidity. A Portfolio will not invest more than 5% of its net assets in municipal warrants.

The Portfolios may invest in Municipal Bonds with credit enhancements such as letters of credit, municipal bond insurance and Standby Bond Purchase Agreements (“SBPAs”). Letters of credit are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. Because a significant portion of insured Municipal Bonds that have been issued and are outstanding is insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies, such as a credit rating downgrade, could have a significant adverse effect on the value of the Municipal Bonds insured by that insurance company and on the Municipal Bond markets as a whole. An SBPA is a liquidity facility provided to pay the purchase price of bonds that cannot be re-marketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower.

Each Portfolio (except the Money Market Portfolio) may invest in Residual Interest Bonds (“RIBs”), which brokers create by depositing a Municipal Bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days, while the RIB holder receives the balance of the income from the underlying Municipal Bond less an auction fee. Therefore, rising short-term interest rates result in lower income for the RIB, and vice versa. An investment in RIBs typically will involve greater risk than an investment in a fixed rate bond. RIBS have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBs have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Portfolios when short-term interest rates rise, and increase the interest paid to the Portfolios when short-term interest rates fall. RIBs have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. RIBs can be very volatile and may be less liquid than other Municipal Bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBs typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. To the extent permitted by each Portfolio’s investment objectives and general investment policies, a Portfolio (except the Money Market Portfolio) may invest in RIBs without limitation.

In a transaction in which a Portfolio purchases a RIB from a trust, and the underlying Municipal Bond was held by the Portfolio prior to being deposited into the trust, the Portfolio treats the transaction as a secured borrowing for financial reporting purposes. As a result, the Portfolio will incur a non-cash interest expense with respect to interest paid by the trust on the variable rate securities, and will recognize additional interest income in an amount directly corresponding to the non-cash interest expense. Therefore, the Portfolio’s net asset value per share and performance are not affected by the non-cash interest expense. This accounting treatment does not apply to RIBs acquired by the Portfolios where the Portfolios did not previously own the underlying Municipal Bond.

The Portfolios also may invest in participation interests. Participation interests are various types of securities created by converting fixed rate bonds into short-term, variable rate certificates. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities. The Portfolios will invest only in such securities deemed tax-exempt by a nationally recognized bond counsel, but there is no guarantee the interest will be exempt because the Internal Revenue Service (“IRS”) has not issued a definitive ruling on the matter.

Municipal Bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

The Portfolios may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Portfolios also may sell Municipal Bonds due to changes in PIMCO’s evaluation of the issuer or cash needs resulting from redemption requests for Portfolio shares. The secondary market for Municipal Bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect a Portfolio’s ability to sell particular Municipal Bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

Prices and yields on Municipal Bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the Municipal Bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of Municipal Bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Each Portfolio may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Bonds. In a typical custodial receipt arrangement, an issuer or third party owner of Municipal Bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying Municipal Bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying Municipal Bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a Municipal Bond of comparable quality and maturity.

Obligations of issuers of Municipal Bonds are subject to the provisions of bankruptcy, insolvency and other laws, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for Municipal Bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Portfolio’s Municipal Bonds in the same manner. In particular, the California Intermediate Municipal Bond, California Short Duration Municipal Income and New York Municipal Bond Funds, each Underlying Funds, are subject to the risks inherent in concentrating investment in a particular state or region. The following summarizes information drawn from official statements, and other public documents available relating to issues potentially affecting securities offerings of issuers domiciled in the states of California and New York. Neither the Portfolios nor PIMCO have independently verified the information, but have no reason to believe that it is substantially different.

California. Portfolios investing in California Municipal Bonds may be particularly affected by political, economic or regulatory developments affecting the ability of California tax-exempt issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. The information set forth below constitutes only a brief summary of a number of complex factors which may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State’s Department of Finance, the State’s Treasurer’s Office, and the Legislative Analyst’s Office. The information is intended to give recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California. Such information has not been independently verified by the Portfolios, and the Portfolios assume no responsibility for the completeness or accuracy of such information. It should be noted that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers is not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Certain debt obligations held by the Portfolios may be obligations of issuers that rely in whole or in substantial part on California state government revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State’s General Fund to counties, cities and their various entities, which depend upon State government appropriations, is not entirely certain. To the extent local entities do not receive money from the state government to pay for their operations and services, their ability to pay debt service on obligations held by the Portfolios may be impaired.

Certain tax-exempt securities in which the Portfolios may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.

With a gross state product of over $1.7 trillion in 2006, California’s economy is the largest state economy in the United States and one of the largest in the world. In addition to its size, California’s economy is diverse, with no industry sector accounting for more than one-quarter of the State’s output. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, entertainment, real estate and financial services, and may be sensitive to economic factors affecting those industries. One example of such potential sensitivity occurred from mid-1990 to late 1993, when the State suffered a recession. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. More recently, reflective of a nationwide economic slowdown starting in 2001, the high technology sector of the State’s economy entered a cyclical downturn that it only recently emerged from.

A series of reports after the start of the 2001-02 Fiscal Year indicated that both the national and the State economies entered a recession starting in 2001. In California, the impact was particularly felt in the high technology sector centered in the Bay Area/Silicon Valley, in the construction sector and in exports. The tragic events of September 11, 2001 exacerbated the impact of the weakened economy, especially on tourism-related industries and locations. Since the latter half of 2003, however, California’s economy has improved.

However, California’s current economy has been adversely affected by the downturn in the housing industry, with reduced home building and home sales contributing to decreases in taxable sales growth and job growth. The problems associated with subprime mortgages and the related financial market volatility and credit tightening have exacerbated California’s housing sector downturn and increased the risk of further deterioration. For the first half of 2008, the California Legislative Analyst’s Office (“CLAO”) predicts that both the U.S. and California economies will experience weak performance. As a whole, however, the CLAO expects modest growth and inflation in 2008. The key factors affecting growth are expected to be the depressed hosing market and high energy prices. In August 2006, State non-farm payroll employment rose above 15 million for the first time. However, during the first quarter of 2007, the pace of non-farm job growth had slowed from a 2.1% year-over-year pace in the first quarter 2006 to 1.8%, attributed to slowdowns in the construction, retail and finance sectors. The State has projected a 0.7% growth rate in 2008, 1.0% in 2009, and 1.6% in 2010, as compared to 0.85 in 2007. The State’s unemployment rate increased from a relatively stable 4.8% over 2006 and into March 2007 to 5.6% in September and October 2007. According to the State, personal income grew by an estimated 5.6% in 2007 but slower growth is expected over the next three years, at 4.8% in 2008, 5.2% in 2009 and 5.4% in 2010. Total revenues for the State of California in 2007-08 are expected to be $96.4 billion.

California has experienced difficulties with the supply and price of electricity and natural gas in much of the State since mid-2000, which is likely to continue as energy prices continue to rise. California’s difficulties with energy supplies could pose serious risks to the State’s economy. The State instituted rolling electricity blackouts in 2001 and remains braced for anticipated energy shortages as well as increased energy costs. Former Governor Gray Davis directed the Department of Water Resources (“DWR”) to enter into contracts and arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the “Power Supply Program”). The Power Supply Program was also implemented under legislation enacted in 2001 (the “Power Supply Act”) and by orders of the California Public Utilities Commission (“CPUC”). The Power Supply Act provided that the State funds advanced for energy purchases would be repaid by the issuance of revenue bonds, to be financed through ratepayer revenue in future years.

Under the Power Supply Act, the DWR has the sole authority to determine and present to the CPUC its revenue requirements, although they must be just and reasonable. The CPUC is required to set electric rates at a level sufficient to meet the DWR’s revenue requirements, which include the cost of debt service and the cost of the State’s power purchaser program. Effective January 1, 2003, the DWR no longer purchases power, except power provided under the terms of its existing contracts. However, the DWR retains the legal and financial responsibility for the existing contracts until such time as there is complete assignment of the contracts and release of DWR. The severity and long-term impact of energy supply problems on the State’s economy is difficult to predict, but any future significant interruptions in energy supply or rate increases could adversely affect California’s economy. Governor Arnold Schwarzenegger has pushed to allow large-scale power users to obtain competitive rates through direct access to power producers.

In March 2004, voters approved Proposition 57, the California Economic Recovery Bond Act, authorizing the issuance of up to $15 billion in Economic Recovery Bonds (“ERBs”) to finance the State’s negative General Fund balance. Under the Act, the State will not be permitted to use more than $15 billion of net proceeds of any bonds issued to address the inherited debt. The ERBs replace the previously authorized “Fiscal Recovery Bonds.”

The repayment of the ERBs are secured by a pledge of revenues from an increase in the State’s share of the sales and use tax of 0.25% starting July 1, 2004, which are deposited in the Fiscal Recovery Fund. Local governments’ shares of the sales and use tax are expected to decrease by a commensurate amount. These new sales and use tax rates will automatically revert to previous levels as soon as the ERBs are repaid. The repayment of the ERBs may be accelerated with transfers from the State’s Budget Stabilization Fund, as specified in the Balanced Budget Amendment. In the event the dedicated revenue falls short, the State also would pledge its full faith and credit by using General Fund revenues to repay the debt service. As of March 1, 2008, California had outstanding approximately $54.7 billion in long-term general obligation bonds, of which approximately $42.7 billion were payable primarily from the State’s General Fund, and approximately $12 billion were payable from other revenue sources (including approximately $10 billion of ERBs). In addition, the State had approximately $7.6 billion General Fund supported lease purchase obligations outstanding as of March 1, 2008.

Also in March 2004, voters approved Proposition 58, which amended the California State Constitution to require balanced budgets in the future, yet this has not prevented the State from enacting budgets that rely on borrowing. Proposition 58 requires the State to contribute to a special reserve of 1% of revenues in 2006-07, 2% in 2007-08, and 3% in subsequent years. This special reserve will be used to repay the ERBs and provide a “rainy-day” fund for future economic downturns or natural disasters. The amendment allows the Governor to declare a fiscal emergency whenever he or she determines that General Fund revenues will decline below budgeted expenditures, or expenditures will increase substantially above available resources. Finally, it requires the State legislature to take action on legislation proposed by the Governor to address fiscal emergencies. In January 2008, Governor Schwarzenegger declared a fiscal emergency and the 2008-09 budget proposed, pursuant to the Governor’s authority under Proposition 58, to suspend the pre-payment of ERBs scheduled for 2008-09 and to sell the remaining $3.3 billion of authorized ERBs to rebuild 2008’s budget reserve. The California Legislature adopted the proposals in February, 2008.

In November 2004, voters approved Proposition 60A, which dedicates proceeds from the sale of surplus property purchased with General Fund monies to payment of principal and interest on ERBs approved in March 2004 by Proposition 57. This will likely accelerate repayment, by a few months, of these bonds.

In response to the Governor’s proposal for a $220 billion infrastructure investment plan, which would have used $68 billion in new general obligation bonds, the Legislature approved four bond measures, totaling approximately $37.3 billion, which were all approved by the voters at the November 2006 general election. Proposition 84, authorizing approximately $5.4 billion of bonds for water quality, flood control, parks and similar facilities, was also approved by the voters.

As of April 21, 2008, California’s general obligation bonds were assigned ratings of A1, A+, and A+ by Moody’s Investor Services, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) and Fitch, Inc. (“Fitch”), respectively. Moody’s upgraded California’s rating in May 2006, citing the State’s strong economy and increased tax revenues. S&P increased its rating in May 2006 as well. S&P cited strong economic growth and a surge in revenue as the reasons behind its ratings increase. Fitch upgraded California’s rating in June 2006 citing continuing economic recovery, strong revenue performance and continued progress in reducing fiscal imbalances as the reasons behind its rating increase. The agencies continue to monitor the state’s budget deliberations closely to determine whether or not to alter the current ratings. It should be recognized that these ratings are not an absolute standard of quality, but rather general indicators. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which a Portfolio invests.

Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds, are liable. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.

The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

New York. Portfolios investing in New York Municipal Bonds may be particularly affected by political, economic or regulatory developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Investors should be aware that certain issuers of New York tax-exempt securities have at times experienced serious financial difficulties. A reoccurrence of these difficulties may impair the ability of certain New York issuers to maintain debt service on their obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors. The information is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York. Such information has not been independently verified by the Portfolios and the Portfolios assume no responsibility for the completeness or accuracy of such information. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by New York city and state agencies, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default.

The events of September 11, 2001 had a significant impact upon the New York State economy and more directly on that of New York City. Prior to September 11, the nation’s and the State’s economies had been weakening and the loss of over seventy thousand jobs in New York City as a direct result of September 11 produced material budgetary pressures including increased budget gaps for New York City and reductions to the State surpluses.

New York State has historically been one of the wealthiest states in the nation, maintaining the third largest economy in the United States behind California and Texas. For decades, however, the State’s economy grew more slowly than that of the nation as a whole, gradually eroding the State’s relative economic affluence, as urban centers lost the more affluent to the suburbs and people and businesses migrated to the South and the West. In addition, the events of September 11 and the corporate governance scandals resulted in a much sharper downturn than the rest of the nation. However, the New York State economy has emerged from recession and, in September 2006, the State’s economic expansion entered its fourth year, with employment, personal income, and wages all experiencing growth. The momentum of the State’s expansion appears to have peaked, however, and forecasts for 2008 predict slower rates of economic growth. New York State employment growth is expected to drop to 0.5 % in 2008 and 2009 from growth of 1.2% in 2007. State personal income is expected to grow 4.3% in 2008, 4.1% in 2009 and 5.1% in 2010, compared to nation-wide growth of 6.2% in 2007. Factors that may adversely affect the New York State economy include additional write-downs by the financial sector associated with subprime mortgages; deteriorating credit markets, thereby lowering business investment and prolonging recovery; and increases in the cost of energy and food prices, thereby increasing the risk of high inflation.

Relative to other states, New York State has for many years imposed a very high state and local tax burden on residents. The burden of state and local taxation in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside of, or not locate within New York. The economic and financial condition of the State also may be affected by various financial, social, economic and political factors. For example, the securities industry is more central to New York’s economy than to the national economy, therefore any significant decline in stock market performance could adversely affect the State’s income and employment levels. Furthermore, such social, economic and political factors can be very complex, may vary from year to year and can be the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State.

The fiscal stability of New York State is related to the fiscal stability of the State’s municipalities, its agencies and authorities (which generally finance, construct and operate revenue-producing public benefit facilities). This is due in part to the fact that agencies, authorities and local governments in financial trouble often seek State financial assistance. The experience has been that if New York City or any of its agencies or authorities suffers serious financial difficulty, then the ability of the State, New York City, the State’s political subdivisions, agencies and authorities to obtain financing in the public credit markets, and the market price of outstanding New York tax-exempt securities, is adversely affected.

On February 12, 2004, the Office of the State Deputy Comptroller issued a report that concluded that New York City had overcome its most serious fiscal challenge since the 1970s. New York City ended FY 2004 with a substantial budget surplus that continued into 2005 and ended FY 2005 with a surplus of $3.5 billion. However, in response to a nation-wide collapse of the housing market, increasing energy prices, a declining dollar and the tightening of credit, the Mayor’s Financial Plan currently anticipates an economic slowdown in 2008 and 2009, with significant downside risks that could exacerbate the weakening economic condition of the City. The City projects a surplus of $4.1 billion for FY 2008.

Former Governor Elliot Spitzer’s 2008-09 Budget of $124.3 billion represents an increase of $5.9 billion, or 5.0%, over the 2007-08 fiscal year. The Governor’s 2008-09 Budget continues to generate sizable out-year gaps. The New York Division of Budget currently projects General Fund budget gaps of $3.6 billion in 2009-10, $6.1 billion in 2010-11 and $7.2 billion in 2011-12, assuming enactment of all proposed Executive Budget recommendations. The 2008-09 Budget closes a current services deficit of $4.4 billion, which is projected to increase to $9.5 billion in FY 2011-12. The Governor’s budget relies on non-recurring resources totaling $1.5 billion.

The Office of the State Comptroller holds that the utilization of non-recurring resources for ongoing expenses without commensurate spending reductions will continue to cause considerable pressure on the State’s financial plan and is a contributing factor in the State’s recurring structural deficit. According to the State Comptroller, the Governor’s 2008-09 Budget increases the State’s debt service burden, which is projected to be one of the fastest growing major categories of spending in the budget. As a result of ongoing and proposed new commitments, total outstanding State-funded debt is estimated to reach $67.3 billion over the next five years, representing an increase of 24% over the current outstanding total of $54.3 billion. New York State currently has the second highest per capita debt ratio and debt as a percentage of personal income in the country.

State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economies and actions of the federal government may create budget gaps for the State. Although the Governor’s Budget for FY 2008-09 is ostensibly balanced, it still contains several financial risks. These risks include the possibility of broad economic factors, additional spending needs, revenues that may not materialize and proposals to reduce spending or raise revenues that have been previously rejected by the Legislature. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year. Under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the proposals or that the State’s actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. The fiscal stability of the State is related to the fiscal stability of its public authorities. Authorities have various responsibilities, including those that finance, construct and/or operate revenue-producing public facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.

Authorities are generally supported by revenues generated by the projects financed or operated, such as tolls charged for use of highways, bridges or tunnels, charges for electric power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for authorities. Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities, to be made under certain circumstances directly to the authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to authorities under these arrangements, if local assistance payments are diverted the affected localities could seek additional State assistance. Some authorities also receive monies from State appropriations to pay for the operating costs of certain of their programs.

As of April 21, 2008, Moody’s, S&P and Fitch had given New York State’s general obligation bonds ratings of Aa3, AA, AA-, respectively. In May 2007, Fitch raised its rating outlook from stable to positive for the State, citing steady economic growth and revenue performance. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the Portfolio invests.

Over the near and long term, New York State and New York City may face potential economic problems. New York City continues to be adversely affected by the nation-wide collapse of the housing market, increasing energy prices, a declining dollar and the tightening of credit. The economy of the City is expected to slow down in 2008 and 2009, with significant downside risks that could exacerbate its weakening economic condition. New York City accounts for a large portion of the State’s population and personal income, and New York City’s financial health affects the State in numerous ways. New York City continues to require significant financial assistance from the State and depends on State aid to both enable it to balance its budget and to meet its cash requirements. The State could also be affected by the ability of the City to market its securities successfully in the public credit markets as well as by shifts upward or downward in the State’s real estate market.

Mortgage-Related and Asset-Backed Securities

Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See “Mortgage Pass-Through Securities.” The Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”).

Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”).

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”) which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

FNMA and FHLMC have both recently faced scrutiny regarding their accounting practices and policies. In May 2006, the Office of Federal Housing Enterprise Oversight (“OFHEO”) which regulates FNMA and FHLMC, released a report on the recent accounting and corporate governance issues at FNMA. In the report the OFHEO found that FNMA did not comply with generally accepted accounting principles (“GAAP”) for a large number of its accounting practices, overstating its income and capital by an estimated $10.6 billion. It also stated that FNMA failed to maintain internal controls, manipulated OFHEO regulators, did not appropriately inform its board of directors of its actions, and did not have a sufficiently independent board of directors. The OFHEO imposed penalties as well as triggered a settlement between FNMA and the Securities and Exchange Commission (“SEC”), which had been conducting its own investigation. These penalties included a $400 million dollar settlement, an agreement not to increase its mortgage portfolio without OFHEO approval, and continued subjection to the 30% capital surcharge imposed by the OFHEO in 2004 which requires FNMA to keep a 30% capital surplus over its minimum capital requirement. In its Information Statement and Annual Report for the fiscal year ended December 31, 2004, FHLMC revealed that it had identified material weaknesses relating to its internal controls and technology applications that affected its financial reporting systems. This caused FHLMC to restate its recent years’ financial statements to conform to GAAP. FHLMC released its 2005 Financial Results on May 30, 2006 and reported a net income of $2.1 billion, a $0.9 billion decrease in net income from 2004 which FHLMC attributes primarily to charges related to hurricane Katrina. FHLMC has resumed regular GAAP compliance reporting with the OFHEO, and has stated that it intends to begin the process of registering the company’s common stock with the SEC. In addition, on September 27, 2007, FHLMC entered into a settlement with the SEC over charges related to FHLMC’s improper earnings management that, according to the SEC, occurred from at least the second quarter of 1998 through the third quarter of 2002. The SEC alleged that FHLMC did not comply with GAAP in accounting for certain transactions, engaged in a series of transactions that were primarily designed to enable FHLMC to falsely portray stable earnings growth, and made materially false and misleading statements to the public. FHLMC agreed to pay a $50 million dollar civil penalty and was enjoined from engaging in activity that violates the anti-fraud provisions of the federal securities laws.

Additionally, there has been ongoing concern expressed by critics and certain members of Congress over the size of the borrowing and purchasing activities of both companies and the impact they have on the U.S. economy. Congress has also expressed concern over FNMA and FHLMC improperly using their non-profit and charitable foundations to evade campaign finance laws to lobby Congress, and has called on FNMA’s board to demand repayment of executive bonuses obtained as a result of improper accounting manipulations. Legislation may be enacted in the future that limits the size and scope of the activities of both FNMA and FHLMC and/or subjects these companies to further regulatory oversight.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Portfolios may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, PIMCO determines that the securities meet the Trust’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in PIMCO’s opinion are illiquid if, as a result, more than 15% of the value of the Portfolio’s net assets will be illiquid (10% in the case of the Money Market Portfolio.)

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Portfolios’ industry concentration restrictions, set forth below under “Investment Restrictions,” by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolios take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as “sequential pay” CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made to any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-

through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. See “Other Mortgage-Related Securities—Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the “1933 Act”). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Portfolio’s limitations on investment in illiquid securities.

Adjustable Rate Mortgage-Backed Securities. Adjustable rate mortgage-backed securities (“ARMBSs”) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Portfolio to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a Portfolio can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a Portfolio, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Stripped Mortgage-Backed Securities. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

Collateralized Debt Obligations. The Portfolios may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolios as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Portfolios’ Prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolios may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Asset-Backed Securities. Asset-backed securities (“ABS”) are bonds backed by pools of loans or other receivables. ABS are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. ABS are issued through special purpose vehicles that are bankruptcy remote from the issuer of the collateral. The credit quality of an ABS transaction depends on the performance of the underlying assets. To protect ABS investors from the possibility that some borrowers could miss payments or even default on their loans, ABS include various forms of credit enhancement.

Some ABS, particularly home equity loan transactions, are subject to interest-rate risk and prepayment risk. A change in interest rates can affect the pace of payments on the underlying loans, which in turn, affects total return on the securities. ABS also carry credit or default risk. If many borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in an ABS transaction. Finally, ABS have structure risk due to a unique characteristic known as early amortization, or early payout, risk. Built into the structure of most ABS are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include: a big rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or even the bankruptcy of the originator. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible.

Consistent with a Portfolio’s investment objectives and policies, PIMCO also may invest in other types of asset-backed securities.

Real Estate Securities and Related Derivatives

Certain Portfolios (in particular, the RealEstateRealReturn Strategy Portfolio) and Underlying Funds (in particular, the RealEstateRealReturn Strategy Fund) may gain exposure to the real estate sector by investing in real estate-linked derivatives, real estate investment trusts (“REITs”), and common, preferred and convertible securities of issuers in real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so Portfolios and Underlying Funds that invest in REITs, will bear their proportionate share of the costs of the REITs’ operations.

There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans, and the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

Along with the risks common to different types of real estate-related securities, REITs, no matter the type, involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under the Investment Company Act of 1940, as amended (the “1940 Act”). Furthermore, REITs are not diversified and are heavily dependent on cash flow.

Bank Obligations

Bank obligations in which the Portfolios may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% in the case of the Money Market Portfolio) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

The Long-Term U.S. Government and Money Market Portfolios may invest in the same types of bank obligations as the other Portfolios, but they must be U.S. dollar-denominated. Subject to the Trust’s limitation on concentration of no more than 25% of its total assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Portfolio’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Loan Participations and Assignments

Each Portfolio (except the Money Market Portfolio) may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio intends to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio’s share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

Certain Portfolios that are diversified limit the amount of their total assets that they will invest in any one issuer and all Portfolios limit the amount of their total assets that they will invest in issuers within the same industry (see “Investment Restrictions”). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the “issuer” of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as “issuers”. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Portfolio.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolios rely on PIMCO’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

Corporate Debt Securities

A Portfolio’s investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are in PIMCO’s opinion comparable in quality to corporate debt securities in which the Portfolio may invest.

Corporate income-producing securities may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

Securities rated Baa and BBB are the lowest which are considered “investment grade” obligations. Moody’s describes securities rated Baa as “medium-grade” obligations; they are “neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.” S&P describes securities rated BBB as “regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal . . . than in higher rated categories.” Fitch describes securities rated as BBB as those with “…currently a low expectation of credit risk…capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.” For a discussion of securities rated below investment grade, see “High Yield Securities (“Junk Bonds”)” below.

High Yield Securities (“Junk Bonds”)

Investments in securities rated below investment grade that are eligible for purchase by certain of the Portfolios and in particular, by the Diversified Income, Emerging Markets Bond and High Yield Portfolios, are described as “speculative” by Moody’s, S&P and Fitch. Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolios investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. PIMCO seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolios could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. PIMCO seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. PIMCO does not rely solely on credit ratings when selecting securities for the Portfolio, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Portfolio, the Portfolio may retain the portfolio security if PIMCO deems it in the best interest of shareholders.

Participation on Creditors Committees

A Portfolio (in particular, the High Yield Portfolio) may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make a Portfolio an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Portfolio’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio will participate on such committees only when PIMCO believes that such participation is necessary or desirable to enforce the Portfolio’s rights as a creditor or to protect the value of securities held by the Portfolio.

Variable and Floating Rate Securities

Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Money Market Portfolio may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted and the Portfolio may demand payment of principal from the issuer within that period.

Certain Portfolios may invest in floating rate debt instruments (“floaters”) and (except for the Money Market Portfolio) engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

Each of the Portfolios (except for the Money Market Portfolio) may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. Each Portfolio (except for the Money Market Portfolio) may invest up to 5% of its total assets in any combination of mortgage-related and or other asset-backed IO, PO, or inverse floater securities. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs. To the extent permitted by each Portfolio’s investment objectives and general investment policies, a Portfolio may invest in RIBs without limitation.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi- annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure

Certain Portfolios may obtain event-linked exposure by investing in “event-linked bonds,” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds also may expose a Portfolio to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See “Illiquid Securities” below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Portfolio will only invest in event-linked bonds that meet the credit quality requirements for the Portfolio.

Convertible Securities

Each Portfolio (except the Money Market Portfolio) may invest in convertible securities, which may offer higher income than the common stocks into which they are convertible.

A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective. A Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

Equity Securities

While the securities in which certain Portfolios primarily intend to invest are expected to consist of Fixed Income Instruments, such Portfolios (except the Total Return and Money Market Portfolios) may invest in equity securities. While the Small Cap StocksPLUS® TR, StocksPLUS® Growth and Income and StocksPLUS® Total Return Portfolios (together, for purposes of this section only, “Equity-Related Portfolios”) will not normally invest directly in equity securities, each Portfolio may invest directly in equity securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

Common stock generally takes the form of shares in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value also may fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds, other debt and preferred stock. For this reason, the value of a company’s stock will usually react more strongly than its bonds, other debt and preferred stock to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies. Stocks of companies that the portfolio managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

With respect to the Equity-Related Portfolios, though the Equity-Related Portfolios do not normally invest directly in equity securities, when index derivatives appear to be overvalued relative to the index, each such Equity-Related Portfolio may invest all of its assets in a “basket” of index stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every index stock comprising each Portfolio’s respective index and the return of the index itself. In such case, PIMCO may employ fundamental analysis of factors such as earnings growth, price to earnings ratio, dividend growth and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the applicable Equity-Related Portfolio are not limited to those with any particular weighting in the applicable benchmark.

Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy and/or insolvency of the issuer. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants, which are discussed elsewhere in the Prospectuses and this Statement of Additional Information. Equity securities other than common stock are subject to many of the same risks as common stock, although possibly to different degrees.

Preferred Stock

Each Portfolio (except the Total Return and Money Market Portfolios) may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Warrants to Purchase Securities

The Portfolios may invest in or acquire warrants to purchase equity or fixed income securities. Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

A Portfolio (other than the Money Market Portfolio) will not invest more than 5% of its net assets in warrants to purchase securities. The Money Market Portfolio will not invest in warrants. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Foreign Securities

The Fixed Income Portfolios (except the Long-Term U.S. Government Portfolio) and the CommodityRealReturn™ Strategy, Small Cap StocksPLUS® TR, StocksPLUS® Growth and Income and StocksPLUS® Total Return Portfolios may invest in corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see “Bank Obligations”) and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The Money Market Portfolio may invest in securities of foreign issuers only if they are U.S. dollar-denominated.

PIMCO generally considers an instrument to be economically tied to a non-U.S. country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), or if the issuer is organized under the laws of a non-U.S. country. In the case of certain money market instruments, such instruments will be considered economically tied to a non-U.S. country if either the issuer or the guarantor of such money market instrument is organized under the laws of a non-U.S. country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to non-U.S. countries if the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or if the underlying assets are certain money market instruments, if either the issuer or the guarantor of such money market instruments is organized under the laws of a non-U.S. country).

The Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged) and Global Bond (Unhedged) Portfolios may invest, without limit, in securities and instruments that are economically tied to emerging market countries. Each of the High Yield, Small Cap StocksPLUS® TR, StocksPLUS® Total Return and Total Return Portfolios may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Each remaining Portfolio that is permitted to invest in foreign (non-U.S.) securities, except for the Low Duration, Money Market and Short-Term Portfolios, may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Low Duration and Short-Term Portfolios may each invest up to 5% of its total assets in such securities and instruments.

PIMCO generally considers an instrument to be economically tied to an emerging market country if the issuer or guarantor is a government of an emerging market country (or any political subdivision, agency, authority or instrumentality of such government), if the issuer or guarantor is organized under the laws of an emerging market country, or if the currency of settlement of the security is a currency of an emerging market country. With respect to derivative instruments, PIMCO generally considers such instruments to be economically tied to emerging market countries if the underlying assets are currencies of emerging market countries (or baskets or indexes of such currencies), or instruments or securities that are issued or guaranteed by governments of emerging market countries or by entities organized under the laws of emerging market countries. PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. In exercising such discretion, PIMCO identifies countries as emerging markets consistent with the strategic objectives of various Portfolios. For instance, the Emerging Markets Bond Portfolio generally will consider a country to be an emerging market country if it is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging markets indices. For all other Portfolios, a country generally will be considered an emerging market country only if: (i) at least one supranational organization has classified it as an emerging or developing economy; and (ii) no other supranational organization has classified the country as a developed country.

Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that a Portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

Each of the Portfolios (except the Long-Term U.S. Government and Money Market Portfolios) may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which a Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities also may depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Portfolios) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

A Portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Portfolio’s income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

Japanese Investment Risk. Certain of the Underlying Funds in which the All Asset and the All Asset All Authority Portfolios may invest (in particular, the Japanese StocksPLUS® TR Strategy Fund) may invest in securities offered by Japanese issuers. The value of such securities may be significantly affected by economic, political and regulatory developments in Japan. Since 1990, and until recently, the Japanese economy has experienced serious difficulties. During that period, the Tokyo Stock Price Index, a measure of the Japanese stock market, had fallen more than 50% since its peak in the 1980s. While Japan’s recent economic performance has shown improvements with positive GDP growth, the Japanese government continues to deal with persistent economic problems, including deflation, a banking system that has suffered from non-performing loans, and tax laws that dampen growth. Other factors having a negative impact include a heavy government budget deficit and low interest rates.

The Japanese economy lacks diversification, relying heavily on a small number of industries, including the electronic machinery sector. Japan is relatively poor in natural resources, and so it is dependent on imports, especially in the agricultural sector. It also relies on international trade to procure commodities needed for its strong heavy industrial sector, and therefore it is vulnerable to fluctuations in commodity prices. Japan has a high volume of exports, partly due to the government’s protectionist policies, which have caused tension with Japan’s trading partners, including the United States.

Generally, Japanese corporations are required to provide less disclosure than that required by U.S. law and accounting practice. Japanese accounting and auditing practices differ significantly from U.S. standards in specific areas, including regarding unconsolidated subsidiaries and related structures.

Foreign Currency Transactions

All Portfolios that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see “Derivative Instruments”), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (“forwards”). Portfolios may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Portfolios also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting the outlook, and the Portfolios might be expected to enter into such contracts under the following circumstances:

Lock In. When PIMCO desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio’s portfolio holdings denominated in the currency sold.

Direct Hedge. If PIMCO wants to a eliminate substantially all of the risk of owning a particular currency, and/or if PIMCO thinks that a Portfolio can benefit from price appreciation in a given country’s bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

Proxy Hedge. PIMCO might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the United States and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

Costs of Hedging. When a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the “cost” of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. dollar.

It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Portfolio’s dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Portfolio’s net asset value per share.

The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Portfolio may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if PIMCO’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Portfolio in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Portfolio will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

A Portfolio may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations

Tax Consequences of Hedging. Under applicable tax law, the Portfolios may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the Portfolios are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the Portfolios and could affect whether dividends paid by the Portfolios are classified as capital gains or ordinary income.

Foreign Currency Exchange-Related Securities

Foreign currency warrants. Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities. Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper. Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Borrowing

Each Portfolio may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Portfolio may borrow money from banks for any purpose on a secured basis in an amount up to 1/3 of the Portfolio’s total assets. A Portfolio may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Portfolio’s total assets.

Specifically, provisions of the 1940 Act require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Portfolio’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

As noted below, a Portfolio also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Portfolio. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or “earmarking” of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Portfolio’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolios. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

A Portfolio may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Portfolio to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Portfolio typically will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. With respect to reverse repurchase agreements in which banks are counterparties, the Portfolio may treat such transactions as bank borrowings, which would be subject to the Portfolios’ limitations on borrowings. Such treatment would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to one-third of a Portfolio’s total assets.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Portfolio sells a mortgage-related security, such as a security issued by the GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

A Portfolio’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolios’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Portfolio’s overall limitations on investments in illiquid securities.

A Portfolio also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks”. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Portfolio’s repurchase of the underlying security. A Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security.

Effective November 21, 2005, the All Asset All Authority Portfolio and the All Asset All Authority Fund, a series of the PIMCO Funds, (individually, a “Borrowing Fund” and collectively, the “Borrowing Funds”) entered into a Revolving Credit and Security Agreement (the “Loan Agreement”) with a conduit lender and a bank which enables the Borrowing Funds to borrow advances up to $150 million, collectively, under a secured borrowing facility (the “Borrowing Facility”) from the conduit lender and if the conduit lender determines not to make any such advances, the bank has agreed to do so, subject to the terms of the Loan Agreement. The Borrowing Facility is administered by Citicorp North America, Inc. (“Citicorp”) pursuant to an exemptive order issued by the SEC to Citicorp, which permits commercial paper and medium-term note conduits to issue promissory notes to fund loans to registered open-end management investment companies, such as the Borrowing Funds.

Advances under the Borrowing Facility are secured by assets of the Borrowing Funds. A Borrowing Fund will have the right to prepay such advances and, provided there is no default with respect to such Borrowing Fund, terminate its participation in the Borrowing Facility at any time upon prior notice to Citicorp. Unless terminated earlier, the Borrowing Facility shall expire (and the advances shall become due) on November 13, 2008 and may, upon the request of the Borrowing Funds or PIMCO and the consent of the lenders, be extended for additional one year terms. For advances funded by the conduit lender through the issuance of commercial paper notes, interest is charged to the Borrowing Funds, based on their borrowings, at current commercial paper issuance rates. For advances not funded through the issuance of commercial paper notes, interest is charged to the Borrowing Funds, based on their borrowings, at a variable rate based on the Eurodollar rate (or, in some cases, an alternate base rate) and an applicable margin. Each Borrowing Fund also pays the following additional fees: (1) its pro-rata share of a $300,000 structuring fee, payable over twenty equal quarterly installments; (2) a program fee at a per annum rate of 0.30% of the daily average of the outstanding principal amount of the advances to such Borrowing Fund; (3) its pro-rata share of a liquidity fee at a per annum rate of 0.10% of the total loan commitment; and (4) an administration fee at a per annum rate of 0.02% of the daily average of the outstanding principal amount of the advances to such Borrowing Fund.

Derivative Instruments

In pursuing their individual objectives, the Portfolios (except the Money Market Portfolio) may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index or as part of their overall investment strategies, except that those Portfolios that may not invest in foreign currency-denominated securities may not enter into transactions involving currency futures or options. The Portfolios (except the Long-Term U.S. Government and Money Market Portfolios) also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Portfolio also may enter into swap agreements with respect to interest rates, commodities, and indexes of securities or commodities, and to the extent it may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies. The Portfolios may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Portfolio also may use those instruments, provided that the Board of Trustees determines that their use is consistent with the Portfolio’s investment objective.

The value of some derivative instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to the risk of loss.

The Portfolios might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable, or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions. In addition, a Portfolio’s use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For Portfolios that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of Fixed Income Instruments, changes in the value of the Fixed Income Instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes. A Portfolio may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Portfolio will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Portfolio. For a call option on an index, the option is covered if the Portfolio maintains with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the contract value of the index. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Portfolio in segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index is “covered” if the Portfolio segregates or “earmarks” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees.

If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Portfolios may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Portfolios’ immediate obligations. The Portfolios may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Portfolio is covered by an option on the same index purchased by the Portfolio, movements in the index may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio’s securities during the period the option was outstanding.

Foreign Currency Options. Portfolios that invest in foreign currency denominated securities may buy or sell put and call options on foreign currencies. These Portfolios may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Portfolio (except the Money Market Portfolio) may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that a Portfolio may invest in foreign currency-denominated securities, it also may invest in foreign currency futures contracts and options thereon.

An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument,

commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future. Certain of the Portfolios also may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

A Portfolio may purchase and write call and put futures options, as specified for that Portfolio in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Portfolios, neither the Trust nor any of the individual Portfolios is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. PIMCO is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Portfolios.

Limitations on Use of Futures and Futures Options. A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

The Portfolios may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Portfolios’ immediate obligations. A Portfolio may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis), assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the futures contract. Alternatively, a Portfolio may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

With respect to futures contracts that are not legally required to “cash settle,” a Portfolio may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Portfolio is permitted to set aside or “earmark” liquid assets in an amount equal to the Portfolio’s daily marked to market (net) obligation, if any, (in other words, the Portfolio’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Portfolio will have the ability to utilize these contracts to a greater extent than if the Portfolio were required to segregate or “earmark” assets equal to the full market value of the futures contract.

When selling a call option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis), assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis), assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Portfolio’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Portfolio’s portfolio securities. Thus, the use of a longer-term security may require a Portfolio to hold offsetting short-term securities to balance the Portfolio’s portfolio such that the Portfolio’s duration does not exceed the maximum permitted for the Portfolio in the Prospectuses.

The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures, futures options and forward contracts. See “Taxation.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that certain Portfolios and Underlying Funds in which the All Asset and the All Asset All Authority Portfolios may invest, enter into such futures contracts, the value of such futures will not vary in direct proportion to the value of such Portfolio’s or Underlying Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Portfolio. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Portfolio’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, forward currency exchange contracts and options on forward currency exchange contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. Each Portfolio (except the Money Market Portfolio) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Portfolio may invest in foreign currency-denominated securities, it also may invest in currency exchange rate swap agreements. A Portfolio also may enter into options on swap agreements (“swap options”).

A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Portfolio’s investment objectives and general investment polices, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.

A Portfolio also may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio (except the Money Market Portfolio) may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option, the Portfolio will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Portfolio’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Portfolio’s investment restriction concerning senior securities.

A Portfolio also may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Portfolio’s portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss.

Whether a Portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on PIMCO’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolios’ repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Internal Revenue Code may limit the Portfolios’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Portfolio’s limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. A Portfolio bears the risk that PIMCO will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Portfolio. If PIMCO attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Portfolio will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Portfolio invests in these securities, however, PIMCO analyzes these securities in its overall assessment of the effective duration of the Portfolio’s holdings in an effort to monitor the Portfolio’s interest rate risk.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Portfolio. Each Portfolio, except the CommodityRealReturn™ Strategy Portfolio, will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolios will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolios’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Delayed Funding Loans and Revolving Credit Facilities

Each Portfolio (except the Money Market Portfolio) may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

A Portfolio (except the Money Market Portfolio) may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The

Portfolios currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolios’ limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see “Loan Participations and Assignments.” Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations and Assignments.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of funds or assets by a Portfolio.

When-Issued, Delayed Delivery, and Forward Commitment Transactions

Each of the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Portfolio will segregate or “earmark” until the settlement date assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated or “earmarked”.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When a Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Short Sales

Each of the Portfolios may make short sales of securities as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time and the Portfolio replaces the borrowed security, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. Each Portfolio will not make short sales of securities or maintain a short position (other than those “against the box”) if doing so could create liabilities or require collateral deposits and segregation or “earmarking” of assets aggregating more than one-third of the value of the Portfolio’s total assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Portfolios will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Illiquid Securities

The Portfolios may invest up to 15% of their net assets in illiquid securities (10% in the case of the Money Market Portfolio). The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Portfolio may at any time call the loan and obtain the return of the securities loaned; (iii) the Portfolio will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio. Each Portfolio’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Portfolio in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Portfolios may pay lending fees to the party arranging the loan.

Social Investment Policies

The Low Duration Fund III and Total Return Fund III, Underlying Funds in which the All Asset and the All Asset All Authority Portfolios may invest, will not, as a matter of non-fundamental operating policy, invest in the securities of any issuer determined by PIMCO to be engaged principally in the provision of healthcare services, the manufacture of alcoholic beverages, tobacco products, pharmaceuticals, military equipment, the operation of gambling casinos or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities (“Socially-Restricted Issuers”). Evaluation of any particular issuer with respect to these criteria may involve the exercise of subjective judgment by PIMCO. PIMCO’s determination of Socially-Restricted Issuers at any given time will, however, be based upon its good faith interpretation of available information and its continuing and reasonable best efforts to obtain and evaluate the most current information available, and to utilize such information, as it becomes available, promptly and expeditiously in portfolio management for those Underlying Funds. In making its analysis, PIMCO may rely upon, among other things, information contained in such publications as those produced by the Investor Responsibility Research Center, Inc.

Additionally, the Low Duration Fund III and the Total Return Fund III will not, as a matter of nonfundamental operating policy, invest directly in securities of issuers that are engaged in certain business activities in or with the Republic of the Sudan (“Sudan-Related Issuers”). In applying the policy noted in the prior sentence, PIMCO will not invest directly in companies who own or control property or assets in Sudan; have employees or facilities in Sudan; provide goods or services to companies domiciled in Sudan; obtain goods or services from Sudan; have distribution agreements with companies domiciled in Sudan; issue credits or loans to companies domiciled in Sudan; or purchase goods or commercial paper issued by the Government of Sudan. In analyzing whether an issuer is a Sudan-Related Issuer, PIMCO may rely upon, among other things, information from a list provided by an independent third party.

The Low Duration Fund III and Total Return Fund III may invest in derivative instruments whose returns are based, in whole or in part, on securities issued by Socially-Restricted Issuers or Sudan-Related Issuers where the counterparties to such transactions are not themselves either Socially-Restricted Issuers or Sudan-Related Issuers. With respect to derivatives based on securities of Socially-Restricted Issuers or Sudan-Related Issuers, including, but not limited to, credit default swaps, the Low Duration Fund III or the Total Return Fund III may be obligated to take possession of the underlying securities in certain circumstances. In such cases, the Low Duration Fund III or the Total Return Fund III, as applicable, will use reasonable efforts to divest themselves of these securities and may incur a loss in doing so.

Because the Low Duration Fund III and the Total Return Fund III adhere to the social investment policies described above, these Underlying Funds may be required to forego certain investment opportunities and their associated returns.

Investments in the Wholly-Owned Subsidiary

Investments in the Subsidiary are expected to provide the CommodityRealReturn™ Strategy Portfolio with exposure to the commodity markets within the limitations of the Subchapter M of the Code and recent IRS revenue rulings, as discussed below under “Taxation.” The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Portfolio is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Portfolio may enter into these commodity-linked derivative instruments directly, the Portfolio will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that PIMCO believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market then commodity index-linked notes, the Portfolio’s investment in the Subsidiary will likely increase. The Subsidiary will also invest in inflation-indexed securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the Portfolio invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the applicable Prospectuses and this Statement of Additional Information.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the applicable Prospectuses and this Statement of Additional Information, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the applicable Prospectuses and this Statement of Additional Information and could negatively affect the Portfolio and its shareholders.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Each Portfolio’s investment objective (except for the All Asset All Authority, Foreign Bond (Unhedged), RealEstateRealReturn Strategy, and Small Cap StocksPLUS® TR Portfolios), as set forth in the Prospectuses under the heading “Principal Investments and Strategies,” together with the investment restrictions set forth below, is a fundamental policy of the Portfolio and may not be changed with respect to a Portfolio without shareholder approval by vote of a majority of the outstanding shares of that Portfolio.

(1) A Portfolio may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time (except that the Money Market Portfolio may concentrate its investments in securities or obligations issued by U.S. banks).

(2) A Portfolio may not, with respect to 75% of the Portfolio’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Portfolio’s total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This restriction is not applicable to the All Asset, All Asset All Authority, CommodityRealReturn™ Strategy, Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged), Global Bond (Unhedged), RealEstateRealReturn Strategy, or Real Return Portfolios.

(3) A Portfolio may not borrow money or issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(4) A Portfolio may not make loans, except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(5) Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Portfolio that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Portfolio.

(6) A Portfolio may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(7) A Portfolio may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Portfolio, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(8) A Portfolio may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Portfolio, such excess shall be subject to the 300% asset coverage requirement.

To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregating or “earmarking” of assets determined to be liquid in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Portfolio’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Portfolio.

The staff of the SEC has taken the position that purchased over-the-counter (“OTC”) options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Portfolios have adopted an investment policy pursuant to which a Portfolio will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of OTC options currently outstanding which are held by the Portfolio, 2) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Portfolio and 3) margin deposits on the Portfolio’s existing OTC options on futures contracts, exceeds 15% of the net assets of the Portfolio, taken at market value, together with all other assets of the Portfolio which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy is not a fundamental policy of the Portfolios and may be amended by the Board of Trustees without the approval of shareholders. However, the Portfolios will not change or modify this policy prior to the change or modification by the SEC staff of its position.

For purposes of applying the Portfolios’ investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Portfolios at market value. In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Portfolios for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

The Portfolios interpret their policy with respect to concentration in a particular industry under Fundamental Investment Restriction 1, above, to apply to direct investments in the securities of issuers in a particular industry, as defined by the Trust. For purposes of this restriction, a foreign government is considered to be an industry. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Portfolios’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Similarly, Municipal Bonds issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies and authorities are not subject to the Funds’ industry concentration restrictions. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Trust takes the position that such securities do not represent interests in any particular “industry” or group of industries. With respect to investments in Underlying Funds by the All Asset Portfolio and All Asset All Authority Portfolio, the Trust takes the position that investments in Underlying Funds are not considered an investment in a particular industry, and portfolio securities held by an Underlying Fund in which these Portfolios may invest are not considered to be securities purchased by these Portfolios for purposes of the Trust’s policy on concentration.

A Portfolio may invest in certain derivative instruments which, while representing a relatively small amount of the Portfolio’s net assets, provide a greater amount of economic exposure to a particular industry. To the extent that a Portfolio obtains economic exposure to a particular industry in this manner, it may be subject to similar risks of concentration in that industry as if it had invested in the securities of issuers in that industry directly.

The Portfolios interpret their policy with respect to the purchase and sale of commodities or commodities contracts under Fundamental Investment Restriction 7 above to permit the Portfolios, subject to each Portfolio’s investment objectives and general investment policies (as stated in the Prospectuses and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.

The Portfolios interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Portfolios, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. Pursuant to an exemptive order issued by the SEC on November 19, 2001, the Portfolios may enter into transactions among themselves with respect to the investment of daily cash balances of the Portfolios in shares of the money market and/or short term bond funds, as well as the use of daily excess cash balances of the money market and/or short-term bond funds in inter-fund lending transactions with the other Portfolios for temporary cash management purposes. The interest paid by a Portfolio in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the money market and/or short-term bond funds could otherwise earn as lender in such a transaction.

Non-Fundamental Investment Restrictions

Each Portfolio is also subject to the following non-fundamental restrictions and policies (which may be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Portfolio may not:

(A) invest more than 15% of the net assets of the Portfolio (10% in the case of the Money Market Portfolio) (taken at market value at the time of the investment) in “illiquid securities,” which include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to pre-payment or provide for withdrawal penalties upon pre-payment (other than overnight deposits), certain options traded over the counter that a Portfolio has purchased, securities or other liquid assets being used to cover such options a Portfolio has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees); or

(B) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

In addition, the Trust has adopted the following non-fundamental investment policies that may be changed on 60 days notice to shareholders:

(1) The High Yield Portfolio will invest, under normal circumstances, at least 80% of its assets in high yield investments.

(2) The Long-Term U.S. Government Portfolio will invest, under normal circumstances, at least 80% of its assets in U.S. Government investments.

(3) The Global Bond Portfolio (Unhedged) will invest, under normal circumstances, at least 80% of its assets in bond investments.

(4) The Foreign Bond Portfolio (U.S. Dollar-Hedged) and Foreign Bond Portfolio (Unhedged) will invest, under normal circumstances, at least 80% of its assets in foreign bond investments.

(5) The Emerging Markets Bond Portfolio will invest, under normal circumstances, at least 80% of its assets in emerging market bond investments.

For purposes of these policies, the term “assets” means net assets plus the amount of any borrowings for investment purposes.

Currency Hedging. The Trust has adopted a non-fundamental policy pursuant to which each Portfolio that may invest in securities denominated in foreign currencies, except for the Diversified Income, Emerging Markets Bond, Foreign Bond (Unhedged) and Global Bond (Unhedged) Portfolios, will normally limit its foreign currency exposure (from non-U.S. dollar-denominate securities or currencies) to 20% of its total assets. There can be no assurance that currency hedging techniques will be successful.

Unless otherwise indicated, all limitations applicable to Portfolio investments (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses) apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require a Portfolio to dispose of an investment until PIMCO determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust’s Trust Instrument, its By-Laws and Delaware law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

Trustees of the Trust

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees[1]

Brent R. Harris (48) Chairman of the Board and Trustee	08/1997 to present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	101	Chairman and Trustee, PIMCO Funds; Director and Vice President, StocksPLUS® Management, Inc; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns (48)* Trustee	08/1997 to present	Consulting Managing Director, PIMCO; Formerly, Managing Director, PIMCO. Formerly, Director, PCM Fund, Inc.	102	Trustee, PIMCO Funds; Director and Chairman, PIMCO Strategic Global Government Fund, Inc.; and Director, PS Business Parks, Inc. (Real Estate Investment Trust).

*	The information for the individuals listed is as of April 24, 2008.
†	Trustees serve until their successors are duly elected and qualified.
[1]	Mr. Harris and Mr. Burns are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

E. Philip Cannon (67) Trustee	05/2000 to present	Proprietor, Cannon & Company, (an investment firm); Formerly, President, Houston Zoo; Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Funds.

Vern O. Curtis (73) Trustee	08/1997 to present	Private Investor; Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Funds.

J. Michael Hagan (68) Trustee	05/2000 to present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Ready Temp (staffing); Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Funds; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

William J. Popejoy (70) Trustee	08/1997 to present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	101	Trustee, PIMCO Funds.

*	The information for the individuals listed is as of April 24, 2008.

Executive Officers

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ernest L. Schmider (50) President	05/2005 to present	Managing Director, PIMCO

David C. Flattum (43) Chief Legal Officer	11/2006 to present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (37) Chief Compliance Officer	07/2004 to present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

*	The information for the individuals listed is as of April 24, 2008.

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Gross (64) Senior Vice President	08/1997 to present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (45) Senior Vice President	08/1997 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (62) Senior Vice President	08/1997 to present	Managing Director and Chief Executive Officer, PIMCO.

J. Stephen King, Jr. (45) Vice President – Senior Counsel, Secretary	05/2005 to present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO and Associate, Dechert LLP.

Henrik P. Larsen (38) Vice President	02/1999 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

John P. Hardaway (50) Treasurer	08/1997 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (31) Assistant Secretary	10/2007 to present	Vice President and Attorney, PIMCO; Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Stacie D. Anctil (38) Assistant Treasurer	11/2003 to present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (40) Assistant Treasurer	02/2001 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (33) Assistant Treasurer	05/2007 to present	Senior Vice President, PIMCO. Formerly Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

*	The information for the individuals listed is as of April 24, 2008.

Securities Ownership

Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2007.

Name of Trustee	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustee in Family of Investment Companies
R. Wesley Burns	None	Over $100,000
E. Philip Cannon	None	Over $100,000
Vern O. Curtis	None	Over $100,000
J. Michael Hagan	None	Over $100,000
Brent R. Harris	None	Over $100,000
William J. Popejoy	None	Over $100,000

To the best of the Trust’s knowledge, as of April 10, 2007, the Trustees and Officers of the Trust as a group owned less than 1% of the Shares of each share class of each Portfolio.

Trustee Ownership of the Investment Adviser and Principal Underwriter, and Their Control Persons

No independent Trustee (or his immediate family members) had any direct or indirect interest, the value of which exceeds $120,000, in the investment adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the investment adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each independent Trustee’s (and his immediate family members’) share ownership in securities of the investment adviser of the Trust, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Trust (not including registered investment companies), as of December 31, 2007.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
E. Philip Cannon	None	None	None	None	None
Vern O. Curtis	None	None	None	None	None
J. Michael Hagan	None	None	None	None	None
William J. Popejoy	None	None	None	None	None

No independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; (ii) any securities interest in the principal underwriter of the Trust or the investment adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•	the Portfolios;

•	an officer of the Portfolios;

•

an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Portfolios or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Portfolios;

•	an officer or an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Portfolios or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Portfolios;

•	the investment adviser or principal underwriter of the Portfolios;

•	an officer of the investment adviser or principal underwriter of the Portfolios;

•	a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Portfolios; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Portfolios.

Standing Committees

The Trust has a standing Audit Committee that consists of all of the independent Trustees (Messrs. Cannon, Curtis, Hagan and Popejoy). The Audit Committee reviews both the audit and non-audit work of the Trust’s independent registered public accounting firm, submits a recommendation to the Board of Trustees as to the selection of an independent registered public accounting firm, and reviews generally the maintenance of the Trust’s records and the safekeeping arrangement of the Trust’s custodian. During the fiscal year ended December 31, 2007, there were 4 meetings of the Audit Committee.

The Board of Trustees has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust’s valuation policies, when the Board of Trustees is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board of Trustees. The Valuation Committee currently consists of Messrs. Harris, Burns, Schmider, Hardaway and Brown and Ms. Anctil. However, the members of this committee may be changed by the Board of Trustees from time to time. During the fiscal year ended December 31, 2007, there were 12 meetings of the Valuation Committee.

The Trust also has a Governance Committee, composed of independent Trustees (Messrs. Cannon, Curtis, Hagan and Popejoy), that is responsible for the selection and nomination of candidates to serve as Trustees of the Trust. The Governance Committee has a policy in place for considering nominees recommended by shareholders.

The Governance Committee will consider potential trustee nominees recommended by shareholders provided that the proposed nominees: (i) satisfy any minimum qualifications of the Trust for its Trustees and (ii) are not “interested persons” of the Trust or the investment adviser within the meaning of the 1940 Act.

In addition, potential trustee nominees recommended by shareholders must fulfill the following requirements:

(a) The nominee may not be the nominating shareholder, a member of the nominating shareholder group, or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group;

(b) Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group;

(c) Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group;

(d) The nominee may not be an executive officer or director (or person performing similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group; and

(e) The nominee may not control (as “control” is defined in the 1940 Act) the nominating shareholder or any member of the nominating shareholder group (or in the case of a shareholder or member that is a fund, an interested person of such shareholder or member as defined by Section 2(a)(19) of the 1940 Act).

The nominating shareholder or shareholder group must meet the following requirements:

(a) Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a Portfolio’s securities that are eligible to vote at the time of submission of the nominee and at the time of the annual meeting where the nominee may be elected. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short”; and

(b) The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (i) sole power to vote or direct the vote; (ii) shared power to vote or direct the vote; (iii) sole power to dispose or direct the disposition of such shares; and (iv) shared power to dispose or direct the disposition of such shares. In addition, the certification shall provide that the shares have been held continuously for at least two years.

A nominating shareholder or shareholder group may not submit more proposed nominees than the number of Board positions open each year. All shareholder recommended nominee submissions must be received by the Trust by the deadline for submission of any shareholder proposals which would be included in the Trust’s proxy statement, if any.

Shareholders recommending potential trustee nominees must substantiate compliance with these requirements at the time of submitting their proposed trustee nominee to the attention of the Trust’s Secretary. Notice to the Trust’s Secretary should be provided in accordance with the deadline specified above and include, (i) the shareholder’s contact information; (ii) the trustee nominee’s contact information and the number of shares owned by the proposed nominee; (iii) all information regarding the proposed nominee that would be required to be disclosed in solicitations of proxies for elections of trustees required by Regulation 14A of the Securities Exchange Act of 1934, as amended (“1934 Act”); and (iv) a notarized letter executed by the proposed nominee, stating his or her intention to serve as a nominee and be named in the Trust’s proxy statement, if nominated by the Board of Trustees, and to be named as a trustee if so elected.

During the fiscal year ended December 31, 2007, there were 2 meetings of the Governance Committee.

Compensation Table

The following table sets forth information regarding compensation received by the Trustees for the fiscal year ended December 31, 2007:

Name and Position	Aggregate Compensation From Trust[1,2]	Total Compensation from Trust and Fund Complex Paid to Trustees[3]
Marilyn A. Alexander Trustee[4]	$20,000.00	$125,000.00
E. Philip Cannon[3] Trustee	$20,000.00	$175,375.00
Vern O. Curtis Trustee	21,375.00	$192,125.00
J. Michael Hagan Trustee	$20,000.00	$175,375.00
William J. Popejoy Trustee	$20,325.00	$175,625.00

[1]

Each Trustee, other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the Audit Committee Chair receives an additional annual retainer of $2,000 and each other committee chair receives an additional annual retainer of $500. These expenses are allocated on a pro-rata basis to the various portfolios of the Trust according to their respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with PIMCO, all of whom receive remuneration for their services to the Trust from PIMCO or its affiliates. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000 plus $2,000 for each Board of Trustees meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chairman received an annual retainer of $1,500 and the Governance Committee Chairman received an annual retainer of $500. In addition, each member of a committee received $500 for each committee meeting attended.

[2]

The amounts shown in this column represent the aggregate compensation before deferral with respect to the Portfolio’s fiscal year ended December 31, 2007. Mr. Cannon deferred compensation of $20,000.00 from the Trust during the fiscal year ended December 31, 2007. The cumulative deferred compensation (including interest) accrued with respect to Mr. Cannon from the Trust, as of the Portfolio’s fiscal year ended December 31, 2007, is $156,944.45.

[3]

During the period ended December 31, 2007, each Trustee also served as a Director of PCM Fund, Inc., a registered closed-end management investment company, and as a Trustee of PIMCO Funds, a registered open-end management investment company. For their services to PCM Fund, Inc., each Director who is unaffiliated with PIMCO or its affiliates received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended in person, $250 for each committee meeting attended and $500 for each Board of Directors meeting attended telephonically, plus reimbursement of related expenses. In addition, the Audit Committee Chair received an additional annual retainer of $1,000 and each other committee chair received an additional annual retainer of $500. Prior to April 1, 2007, for their services to PCM Fund, Inc., each Director, who is unaffiliated with PIMCO or its affiliates, received an annual retainer of $6,000 plus $1,000 for each Board of Directors meeting attended ($500 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chair received an annual retainer of $1,000 and the Governance Committee Chair received an annual retainer of $500. In addition, each member of a committee received $250 for each committee meeting attended. As of April 23, 2008, each Trustee ceased serving as a Director of PCM Fund, Inc in connection with the transition of PIMCO from investment adviser to investment sub-adviser of PCM Fund, Inc.

For their services to PIMCO Funds, each Trustee other than those affiliated with PIMCO or its affiliates, receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the Audit Committee Chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the Audit Committee Chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500. Prior to April 1, 2007, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $80,000 plus $5,000 for each Board of Trustees meeting attended ($1,000 for each special meeting attended), plus reimbursement of related expenses. The Audit Committee Chair received an annual retainer of $7,500 and the Governance Committee Chair received an annual retainer of $1,500. In addition, each member of a committee received $500 for each committee meeting attended.

[4]	Ms. Alexander resigned from the Board of Trustees on August 23, 2007.

Control Persons and Principal Holders of Securities

As of April 7, 2008, the following persons owned of record or beneficially 5% or more of the noted class of shares of the following Portfolios:

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	All Asset Portfolio
	Administrative Class
**	Allianz Life Ins Co of North America, 5701 Golden Hills Dr, Minneapolis, MN 55416	14,750,589.923	*	69.32%
**	Nationwide Insurance Company NWPP, P.O. Box 182029, Columbus, OH 43218-2029	2,045,958.315		9.61%
**	Security Benefit Life FBO Unbundled, One Security Benefit Pl, Topeka, KS 66636-0001	1,691,958.867		7.95%
	Advisor Class
**	IDS Life Insurance Company, 222 Axp Financial Ctr, Minnaepolis, MN, 55474-0001	83,118,954.432	*	78.17%
**	Riversource Life Insurance Company, 222 Axp Financial Ctr, Minneapolis, MN 55474-0001	15,377,519.039		14.46%
**	IDS Life Insurance Company, 222 Axp Financial Ctr, Minnaepolis, MN, 55474-0001	5,617,862.824		5.28%
	Class M
**	John Hancock Life Ins Co USA, 601 Congress St Fl 10, Boston, MA 02210-2804	2,393,095.542	*	61.06%
**	John Hancock Life Insurance, 601 Congress St Fl 10, Boston, MA 02210-2804	870,669.669		22.22%
**	John Hancock Distributors USA, 601 Congress St Fl 10, Boston, MA 02210-2804	315,386.839		8.05%
**	John Hancock Life Ins Co New York Annuties Division, 601 Congress St Fl 10, Boston, MA 02210-2804	294,150.454		7.51%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	CommodityRealReturn™ Strategy Portfolio
	Administrative Class
**	Allianz Life Ins Co of North America, 5701 Golden Hills Dr, Minneapolis, MN 55416	12,183,594.729	*	48.63%
**	USAZ Fusion Growth Fund, 3435 Stelzer Rd, Columbus, OH 43219	2,450,830.104		9.78%
**	Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of its Shareholders, 4800 Deer Lake Dr E, Jacksonville, FL 32246	2,144,683.697		8.56%
**	USAZ Fusion Moderate Fund, 3435 Stelzer Rd, Columbus, OH 43219	1,407,984.343		5.62%
**	Sun Life Financial, 1 Sun Life Park, Wellesley Hills, MA 02481	1,324,304.613		5.29%
**	Security Benefit Life FBO Unbundled, One Security Benefit Pl, Topeka, KS 66636-0001	1,254,319.081		5.01%
	Advisor Class
**	Phoenix Life Insurance Company, 31 Tech Valley Dr, E Greenbush, NY 12061-4134	1,906,695.439	*	51.57%
**	Massachusetts Mutual Life, 1295 State St, Springfield, MA 01111-0001	883,294.584		23.89%
**	Phoenix Life Insurance Company, 31 Tech Valley Dr, E Greenbush, NY 12061-4134	361,426.809		9.78%
**	Allstate Life Insurance Company-ALIC, One Security Benefit Pl, Topeka, KS 66636-0001	260,631.238		7.05%
**	C M Life Insurance Company, 1295 State St, Springfield, MA 01111-0001	237,399.226		6.42%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Emerging Markets Bond Portfolio
	Administrative Class
**	Sun Life Financial Futurity, P.O. Box 9134, Wellesley Hills, MA 02481	3,643,666.653	*	26.35%
**	Allianz Life Ins Co of North America, 5701 Golden Hills Dr, Minneapolis, MN 55416	3,449,766.213		24.95%
**	USAZ Fusion Growth Fund, 3435 Stelzer Rd, Columbus, OH 43219	2,184,995.836		15.80%
**	USAZ Fusion Moderate Fund, 3435 Stelzer Rd, Columbus, OH 43219	1,568,796.385		11.35%
**	USAZ Fusion Balanced Fund, 3435 Stelzer Rd, Columbus, OH 43219	1,358,325.090		9.82%
**	Sun Life Financial, 1 Sun Life Park, Wellesley Hills, MA 02481	847,054.310		6.13%
	Advisor Class
**	Security Benefit Life FBO Unbundled, One Security Benefit Pl, Topeka, KS 66636-0001	187,458.358	*	63.25%
**	Allstate Life Insurance Company-ALIC, One Security Benefit Pl, Topeka, KS 66636-0001	81,799.616	*	27.60%
**	Security Benefit Life Insurance Co, SBL Advance Designs, 1 SW Security Benefit Pl, Topeka, KS 66636-0001	22,758.019		7.68%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Foreign Bond Portfolio (U.S. Dollar-Hedged)
	Institutional Class
	Allianz Global Investors of America LP, 680 Newport Center Dr Ste 250, Newport Beach, CA 92660	1,462.551	*	100.00%
	Administrative Class
**	Lincoln Benefit Life Allstate Financial, One Security Benefit Pl, Topeka, KS 66636-0001	2,733,769.390	*	30.54%
**	Security Benefit Life FBO Unbundled, One Security Benefit Pl, Topeka, KS 66636-0001	2,240,447.331	*	25.03%
**	Security Benefit Life Insurance Co, SBL Advance Designs, 1 SW Security Benefit Pl, Topeka, KS 66636-0001	1,052,225.330		11.76%
**	GE Life and Annuity Assurance Company, 6610 West Broad St, Richmond, VA 23230	822,468.722		9.19%
**	Farmers New World Life Insurance Variable Annuity, 3003 77th Ave SE, Mercer Island, WA 98040	553,960.608		6.19%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Global Bond Portfolio (Unhedged)
	Administrative Class
**	Allianz Life Ins Co of North America, 5701 Golden Hills Dr, Minneapolis, MN 55416	8,447,602.491	*	36.28%
**	Ohio National Life Insurance Company For the Benefit of its Separate Accounts, P.O. Box 237, One Financial Way, Cincinnati, OH 45201	4,384,858.951		18.83%
**	USAZ Fusion Moderate Fund, 3435 Stelzer Rd, Columbus, OH 43219	3,236,227.742		13.90%
**	USAZ Fusion Balanced Fund, 3435 Stelzer Rd, Columbus, OH 43219	2,481,140.363		10.66%
**	USAZ Fusion Growth Fund, 3435 Stelzer Rd, Columbus, OH 43219	2,206,039.059		9.48%
**	MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, NY 10104	1,600,609.602		6.87%
	Advisor Class
	Allianz Global Investors of America LP, 680 Newport Center Dr Ste 250, Newport Beach, CA 92660	867.365	*	95.26%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	High Yield Portfolio
	Institutional Class
**	Transamerica Life Insurance Co Advantage V - COLI, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	274,046.763	*	96.88%
	Administrative Class
**	Allianz Life Ins Co of North America, 5701 Golden Hills Dr, Minneapolis, MN 55416	19,611,405.646	*	36.68%
**	GE Life and Annuity Assurance Company, 6610 West Broad St, Richmond, VA 23230	10,566,192.234		19.76%
**	Sun Life Financial Futurity, P.O. Box 9134, Wellesley Hills, MA 02481	8,127,097.103		15.20%
**	USAZ Fusion Moderate Fund, 3435 Stelzer Rd, Columbus, OH 43219	2,749,400.542		5.14%
	Advisor Class
**	Midland National Life Company, P.O. Box 79907, Des Moines, IA 50325	70,624.296	*	97.47%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Long-Term U.S. Government Portfolio
	Institutional Class
**	Transamerica Life Insurance Co Advantage V - COLI, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	109,590.057	*	99.14%
	Administrative Class
**	GE Life and Annuity Assurance Company, 6610 West Broad St, Richmond, VA 23230	8,452,324.799	*	66.19%
**	Genworth Capital Life Assurance Company of New York, 6610 West Broad St Fl 5, Richmond, VA 23230	1,848,977.438		14.48%
**	Metropolitan Life Insurance Company C/O Separate Account, 13045 Tesson Ferry Rd, Saint Louis, MO 63128-3499	1,200,059.080		9.40%
**	New York Life Insurance and Annuity Corp, 51 Madison Ave, New York, NY 10010-1603	783,531.198		6.14%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Low Duration Portfolio
	Institutional Class
**	Transamerica Life Insurance Co Advantage V - COLI, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	2,397,768.830	*	90.85%
**	Western Reserve Life Assurance Co of Ohio Advantage IV, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	241,374.656		9.15%
	Administrative Class
**	Sun Life Financial, 1 Sun Life Park, Wellesley Hills, MA 02481	82,932,634.165	*	58.21%
**	GE Life and Annuity Assurance Company, 6610 West Broad St, Richmond, VA 23230	23,778,653.004		16.69%
	Advisor Class
**	Midland National Life Company, P.O. Box 79907, Des Moines, IA 50325	45,806.249	*	97.43%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Money Market Portfolio
	Institutional Class
**	Connecticut General Life Ins Co SA GR, 280 Trumbull St, Hartford, CT 06103	185,197,426.730	*	81.11%
**	Connecticut General Life Ins Co Vul FE, 280 Trumbull St, Hartford, CT 06103	16,427,011.450		7.19%
	Administrative Class
**	Jefferson National Life Insurance Company, 9920 Corporate Campus Ste 1000, Louisville, KY 40223	129,610,889.250	*	71.40%
**	Lincoln Benefit Life Allstate Financial, One Security Benefit Pl, Topeka, KS 66636-0001	48,561,834.410	*	26.75%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	RealEstateRealReturn Strategy Portfolio
	Administrative Class
	Allianz Global Investors of America LP, 680 Newport Center Dr Ste 250, Newport Beach, CA 92660	367,593.073	*	65.68%
**	Jefferson National Life Insurance Company, 9920 Corporate Campus Ste 1000, Louisville, KY 40223	192,098.092	*	34.32%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Real Return Portfolio
	Institutional Class
**	The Prudential Ins Co Of America Prubenefit Funding, 80 Livingston Ave, Roseland, NJ 07039	1,951,847.263	*	52.84%
**	Transamerica Life Insurance Co Advantage V - COLI, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	1,448,483.736	*	39.21%
**	Western Reserve Life Assurance Co of Ohio Advantage IV, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	237,656.010		6.43%
	Administrative Class

**	Allianz Life Ins Co of North America, 5701 Golden Hills Dr, Minneapolis, MN 55416	23,138,479.035		23.08%
**	Ohio National Life Insurance Company For the Benefit of its Separate Accounts, P.O. Box 237, One Financial Way, Cincinnati, OH 45201	19,225,746.577		19.17%
**	ING Life Insurance and Annuity Co, One Orange Way C1N, Windsor, CT 06095	7,954,741.308		7.93%
**	Security Benefit Life FBO Unbundled, One Security Benefit Pl, Topeka, KS 66636-0001	6,051,415.117		6.04%
**	Sun Life Financial, 1 Sun Life Park, Wellesley Hills, MA 02481	5,311,310.085		5.30%
**	Nationwide Insurance Co, P.O. Box 182029, Columbus, OH 43218-2029	5,017,447.651		5.00%
	Advisor Class
**	Allstate Life Insurance Company-ALIC, One Security Benefit Pl, Topeka, KS 66636-0001	1,074,156.199	*	48.47%
**	Phoenix Life Insurance Company, 31 Tech Valley Dr, E Greenbush, NY 12061-4134	823,361.790	*	37.15%
**	Phoenix Life Insurance Company, 31 Tech Valley Dr, E Greenbush, NY 12061-4134	286,102.151		12.91%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Short Term Portfolio
	Institutional Class
**	Western Reserve Life Assurance Co of Ohio Advantage IV, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	552,603.143	*	58.33%
**	Transamerica Life Insurance Co Advantage V - COLI, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	291,930.246	*	30.82%
	Administrative Class
**	Jefferson National Life Insurance Company, 9920 Corporate Campus Ste 1000, Louisville, KY 40223	781,959.807	*	52.10%
**	American General Life Insurance Company Platinum Investors III, P.O. Box 1591, Houston, TX 77251	250,836.573		16.71%
**	Great-West Life & Annuity, 8515 E Orchard Rd, Greenwood Vlg, CO 80111-5002	113,354.951		7.55%
**	American General Life Ins Co Platinum Investor VUL, P.O. Box 1591, Houston, TX 77251	101,920.564		6.79%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Small Cap StocksPLUS® TR Portfolio
	Administrative Class
	Allianz Global Investors of America LP, 680 Newport Center Dr Ste 250, Newport Beach, CA 92660	302,947.114	*	100.00%
	Advisor Class
**	Security Benefit Life FBO Unbundled, One Security Benefit Pl, Topeka, KS 66636-0001	15,498.052	*	80.69%
**	Security Benefit Life Insurance Co, SBL Advance Designs, 1 SW Security Benefit Pl, Topeka, KS 66636-0001	1,589.512		8.28%
**	First Security Benefit Life FBO FSBL Unbundled, C/0 Variable Annuity Dept, 1 SW Security Benefit Pl, Topeka, KS 66636-0001	1,090.990		5.68%
	Allianz Global Investors of America LP, 680 Newport Center Dr Ste 250, Newport Beach, CA 92660	1,028.655		5.36%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	StocksPLUS® Growth & Income Portfolio
	Institutional Class
**	Transamerica Life Insurance Company, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	49,395.884	*	86.69%

**	Transamerica Life Insurance Co Advantage V - COLI, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	6,818.048		11.97%
	Administrative Class
**	MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, NY 10104	3,130,915.248	*	46.33%
**	Allianz Life Ins Co of North America, 5701 Golden Hills Dr, Minneapolis, MN 55416	1,528,499.948		22.62%
**	Lincoln Benefit Life Allstate Financial, One Security Benefit Pl, Topeka, KS 66636-0001	596,799.591		8.83%
**	MONY Life Ins Co. MONY Variable Account-L-VUL, 1290 Avenue of the Americas, New York, NY 10104-0101	434,775.897		6.43%
**	MONY Life Ins Co. MONY Variable Account-A-VA, 1290 Avenue of the Americas, New York, NY 10104-0101	380,510.892		5.63%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	StocksPLUS® Total Return Portfolio
	Administrative Class
	Allianz Global Investors of America LP, 680 Newport Center Dr Ste 250, Newport Beach, CA 92660	339,630.635	*	81.55%
**	Jefferson National Life Insurance Company, 9920 Corporate Campus Ste 1000, Louisville, KY 40223	76,852.194		18.45%

		Shares Beneficially Owned		Percentage of Outstanding Shares of Class Owned
	Total Return Portfolio
	Institutional Class
**	Transamerica Life Insurance Co Advantage V - COLI, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	12,597,451.859	*	57.30%
**	Connecticut General Life Ins Co FE, 280 Trumbull St, Hartford, CT 06103	4,804,485.293		21.85%
**	Western Reserve Life Assurance Co of Ohio Advantage IV, 4333 Edgewood Rd NE, Cedar Rapids, IA 52499	4,009,439.055		18.24%
	Administrative Class
**	Allianz Life Ins Co of North America, 5701 Golden Hills Dr, Minneapolis, MN 55416	48,571,973.259		12.56%
**	Merrill Lynch Pierce Fenner & Smith for the Sole Benefit of its Shareholders, 4800 Deer Lake Dr E, Jacksonville, FL 32246	43,374,566.902		11.22%
**	Metlife Insurance Co Of Connecticut, P.O. Box 990027, Hartford, CT 06199-0027	42,710,035.422		11.04%
**	Ohio National Life Insurance Company For the Benefit of its Separate Accounts, P.O. Box 237, One Financial Way, Cincinnati, OH 45201	41,223,520.674		10.66%
**	GE Life and Annuity Assurance Company, 6610 West Broad St, Richmond, VA 23230	32,323,947.234		8.36%
**	Sun Life Financial, 1 Sun Life Park, Wellesley Hills, MA 02481	25,900,365.815		6.70%
**	Metlife Life And Annuity Co Of Connecticut, P.O. Box 990027, Hartford, CT 06199-0027	22,319,606.729		5.77%
	Advisor Class
**	Allstate Life Insurance Company-ALIC, One Security Benefit Pl, Topeka, KS 66636-0001	2,643,631.808	*	67.53%
**	Phoenix Life Insurance Company, 31 Tech Valley Dr, E Greenbush, NY 12061-4134	826,114.099		21.10%
**	Phoenix Life Insurance Company, 31 Tech Valley Dr, E Greenbush, NY 12061-4134	284,075.944		7.26%

*	Entity owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to “control” the Portfolio, as that term is defined in the 1940 Act.
**	Shares are believed to be held only as nominee.

Investment Adviser

PIMCO, a Delaware limited liability company, serves as investment adviser to the Portfolios pursuant to an investment advisory contract (“Advisory Contract”) between PIMCO and the Trust. PIMCO also serves as investment adviser to the Subsidiary. PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global Investors”) with a minority interest held by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Allianz Global Investors was organized as a limited partnership under Delaware law in 1987. Allianz Global Investors’ sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware limited liability company with one member, Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC, a Delaware limited liability company. Allianz Global Investors of America LLC has two members, Allianz of America, Inc. (“Allianz of America”), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of America Holdings Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz SE. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft. Allianz Global Investors Aktiengesellschaft is owned 25.53% by Allianz-Argos 6 Vermogensverwaltungsgesellschaft mbH and 74.47% by Allianz SE. Allianz-Argos 6 Vermogensverwaltungsgesellschaft mbH is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by Allianz SE. Allianz SE indirectly holds a controlling interest in Allianz Global Investors. Allianz SE is a European-based, multinational insurance and financial services holding company and a publicly traded German company. The address for Allianz-Paclife Partners LLC, Allianz Global Investors U.S. Holding LLC, Allianz Global Investors of America LLC and Allianz Global Investors of America Holding Inc. is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660. The address for Allianz Global Investors Aktiengesellschaft is Nymphenburger Strasse 112-116, 80636, Munich, Germany. Allianz SE’s address is Koeniginstrasse 28, D-80802, Munich, Germany. Allianz Global Investors’ address is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.

PIMCO has engaged Research Affiliates, LLC (“Research Affiliates”), a California limited liability company, to serve as asset allocation sub-adviser to the All Asset and the All Asset All Authority Portfolios pursuant to separate asset allocation sub-advisory agreements (“Asset Allocation Sub-Advisory Agreements”). Research Affiliates was organized in March 2002 and is located at 155 North Lake Avenue, Suite 900, Pasadena, California 91101.

PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. PIMCO had approximately $746 billion of assets under management as of December 31, 2007.

Allianz SE is a European based, multinational insurance and financial services holding company and a publicly traded German company. As of December 31, 2007, the Allianz Group (including PIMCO) had third-party assets under management of over €970 billion.

The general partner of Allianz Global Investors has substantially delegated its management and control of Allianz Global Investors to a Management Board. The Management Board of Allianz Global Investors is comprised of William S. Thompson, Jr. and John C. Maney.

Allianz SE in turn indirectly owns 100% of Dresdner Bank AG. Certain broker-dealers that might be controlled by or affiliated with these entities or Dresdner Bank AG, such as Dresdner Kleinwort Securities LLC, and Kleinwort Benson, may be considered to be affiliated persons of PIMCO. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as

“Affiliated Brokers.”) Absent an SEC exemption or other regulatory relief, the Portfolios generally are precluded from effecting principal transactions with the Affiliated Brokers, and the Portfolios’ ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Portfolios’ ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Portfolios, the Portfolios’ ability to take advantage of market opportunities, or the Portfolios’ overall performance.

Advisory Agreements

PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust’s investments directly with the issuers or with brokers or dealers selected by it in its discretion. See “Portfolio Transactions and Brokerage” below. PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Portfolio.

Under the terms of the Advisory Contract, PIMCO is obligated to manage the Portfolios in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Advisory Contract. PIMCO is free to, and does, render investment advisory services to others.

Following the expiration of the two year period commencing with the effectiveness of the Advisory Contract, it will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the independent Trustees. The Advisory Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned.

As discussed in “Investment Objectives and Policies” above, the CommodityRealReturn™ Strategy Portfolio may pursue its investment objective by investing in its Subsidiary. The Subsidiary has entered into a separate contract with PIMCO whereby PIMCO provides investment advisory and other services to the Subsidiary (the “Subsidiary Advisory Contract”). In consideration of these services, the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively. PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the CommodityRealReturn™ Strategy Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO, and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

The Subsidiary Advisory Contract will continue in effect until terminated. The Subsidiary Contract is terminable by either party, without penalty, on 60 days’ prior written notice, and shall terminate automatically in the event (i) it is “assigned” by PIMCO (as defined in the Investment Advisers Act of 1940, as amended (the “Advisers Act”)); or (ii) the Advisory Contract between the Trust, acting for and on behalf of the CommodityRealReturn™ Strategy Portfolio, and PIMCO is terminated.

PIMCO employs Research Affiliates to provide asset allocation services to the All Asset and All Asset All Authority Portfolios pursuant to separate Asset Allocation Sub-Advisory Agreements. Under each Asset Allocation Sub-Advisory Agreement, Research Affiliates is responsible for recommending how the assets of the Portfolios are allocated and reallocated from time to time among the Underlying Funds. For services provided to the All Asset and All Asset All Authority Portfolios, PIMCO (not the

Trust) pays a fee to Research Affiliates at an annual rate of 0.175% and 0.20%, respectively, of the average daily net assets of the Portfolios. The Portfolios also indirectly pay a proportionate share of the advisory fees paid to PIMCO by the Underlying Funds in which the Portfolios invest. Research Affiliates is not compensated directly by the All Asset and All Asset All Authority Portfolios. Under the terms of each Asset Allocation Sub-Advisory Agreement, Research Affiliates is obligated to sub-advise the All Asset and All Asset All Authority Portfolios in accordance with applicable laws and regulations.

Each Asset Allocation Sub-Advisory Agreement will continue in effect with respect to the All Asset and All Asset All Authority Portfolios, respectively, for two years from its respective effective date, and thereafter on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the independent Trustees. Each Asset Allocation Sub-Advisory Agreement may be terminated without penalty by vote of the Trustees or its shareholders, or by PIMCO, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned. If Research Affiliates ceases to serve as sub-advisor of the Portfolios, PIMCO will either assume full responsibility therefor, or retain a new asset allocation sub-adviser, subject to the approval of the Board of Trustees and, if required, the Portfolio’s shareholders.

Advisory Fee Rates

Each Portfolio either currently pays, or will pay, a monthly investment advisory fee at an annual rate based on average daily net assets of the Portfolio as follows:

Portfolio	Advisory Fee Rate
Money Market	0.12%[1]
All Asset	0.175
All Asset All Authority	0.20	[2]
Long-Term U.S. Government	0.225
StocksPLUS® Growth and Income	0.25	[2]
StocksPLUS® Total Return	0.39	[2]
Small Cap StocksPLUS® TR	0.44	[2]
Diversified Income and Emerging Markets Bond	0.45
CommodityRealReturn™ Strategy and RealEstateRealReturn Strategy	0.49
All other Portfolios	0.25

[1]	This advisory fee rate represents a fee reduction of 0.03%, effective October 1, 2007.
[2]	This advisory fee rate represents a fee reduction of 0.05%, effective October 1, 2007.

The advisory fees paid by each Portfolio that was operational during the fiscal year ended December 31, 2007, 2006 and 2005 were as follows:

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
All Asset	$1,950,804	$939,448	$478,909
CommodityRealReturn™ Strategy	$1,246,348	$789,357	$167,620
Emerging Markets Bond	$891,132	$771,075	$386,590
Foreign Bond (U.S. Dollar-Hedged)	$160,618	$135,567	$111,298
Global Bond (Unhedged)	$512,796	$346,089	$148,780
High Yield	$1,247,338	$1,199,130	$1,059,164
Long-Term U.S. Government	$247,213	$197,752	$222,467
Low Duration	$2,667,474	$1,572,684	$940,627
Money Market	$494,508	$272,295	$162,540
RealEstateRealReturn Strategy	$23,159	$17,933	$3,654

Real Return	$2,660,199	$2,803,358	$2,235,453
Short-Term	$58,183	$73,834	$94,344
Small Cap StocksPLUS® TR	$13,640	N/A	N/A
StocksPLUS® Growth and Income	$254,096	$463,885	$960,720
StocksPLUS® Total Return	$17,948	$15,894	$3,703
Total Return	$9,510	$7,579,277	$6,621,139

PIMCO paid $1,950,804 during the fiscal year ended December 31, 2007, $939,448 during the fiscal year ended December 31, 2006, and $478,909 during the fiscal year ended December 31, 2005 to Research Affiliates in connection with the Asset Allocation Sub-Advisory Agreement relating to the All Asset Portfolio.

Advisory Fees Waived and Recouped

PIMCO has contractually agreed, for the All Asset and All Asset All Authority Portfolios, to reduce its advisory fee to the extent that the Underlying Fund expenses attributable to advisory and administrative fees exceed 0.64% and 0.69%, respectively, of the total assets invested in Underlying Funds. PIMCO may recoup these waived fees in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. PIMCO also has contractually agreed to waive the advisory fee it receives from the CommodityRealReturn™ Strategy Portfolio in an amount equal to the advisory fee paid to PIMCO by the Subsidiary, which cannot be recouped. Advisory fees waived during the fiscal years ended December 31, 2007, 2006 and 2005 were as follows:

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
All Asset Portfolio	$268,444	$0	$30,407
CommodityRealReturn™ Strategy Portfolio	$125,678	$32,115	$0

Previously waived advisory fees recouped during the fiscal years ended December 31, 2007, 2006 and 2005 were as follows:

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
All Asset Portfolio	$3,426	$1,597	$2,507

Proxy Voting Policies and Procedures

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of the Portfolios, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Portfolios and their shareholders. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and the Portfolios. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of the Portfolios. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the Portfolios’ best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the Board of Trustees; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting to the Board of Trustees that the Portfolios engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Information about how a Portfolio voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling the Trust at 1-866-746-2606, on the http://www.pimco-funds.com website and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Portfolios are available by calling the Trust at 1-866-746-2606 and on the www.pimco-funds.com website.

Administrator

PIMCO also serves as Administrator to the Portfolios pursuant to an administration agreement (the “Administration Agreement”) with the Trust. PIMCO provides the Portfolios with certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other Portfolio service providers. PIMCO may in turn use the facilities or assistance of its affiliates to provide certain services under the Administration Agreement, on terms agreed between PIMCO and such affiliates. The administrative services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC and state securities commissions, and (3) general supervision of the operations of the Portfolios, including coordination of the services performed by the Portfolios’ transfer agent, custodian, legal counsel, independent registered public accounting firm, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Portfolios with office space facilities required for conducting the business of the Portfolios, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Portfolios, and is responsible for the costs of registration of the Trust’s shares and the printing of Prospectuses and shareholder reports for current shareholders.

Administrative Fee Rates

PIMCO has contractually agreed to provide the foregoing services, and to bear these expenses, at the following rates for each Portfolio (each expressed as a percentage of the Portfolio’s average daily net assets attributable to its classes of shares on an annual basis):

Portfolio	Administrative Fee Rate
StocksPLUS® Growth and Income	0.10%
Money Market and Short-Term	0.20%
Diversified Income	0.30%
High Yield	0.35%
Emerging Markets Bond	0.40%
Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged) and Global Bond (Unhedged)	0.50%
All Other Portfolios	0.25%

Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Portfolios are responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares (“class-specific expenses”).

Class-specific expenses include distribution and service fees payable with respect to different classes of shares and administrative fees as described above, and may include certain other expenses as permitted by the Trust’s Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Trustees.

The Administration Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust or Portfolio, as applicable, at any time on 60 days’ written notice. Following the expiration of the two-year period commencing with the effectiveness of the Administration Agreement, it may be terminated by PIMCO, also on 60 days’ written notice. Following its initial two-year term, the agreement will continue from year to year if approved by the Trustees, including a majority of the Trust’s independent Trustees (as that term is defined in the 1940 Act).

Administrative Fee Payments

The administrative fees paid by each Portfolio that was operational during the fiscal year ended December 31, 2007, 2006 and 2005 were as follows:

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
All Asset	$2,786,862	$1,233,645	$598,636
CommodityRealReturn™ Strategy	$626,344	$399,456	$85,520
Emerging Markets Bond	$792,117	$685,400	$343,635
Foreign Bond (U.S. Dollar-Hedged)	$321,236	$271,133	$222,595
Global Bond (Unhedged)	$1,025,592	$692,178	$297,561
High Yield	$1,746,274	$1,678,782	$1,482,829
Long-Term U.S. Government	$274,681	$219,724	$228,210
Low Duration	$2,667,474	$1,572,684	$940,627
Money Market	$697,186	$363,060	$216,721
RealEstateRealReturn Strategy	$11,816	$9,149	$1,864
Real Return	$2,652,399	$2,803,358	$2,235,453
Short-Term	$46,546	$59,068	$75,475

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Small Cap StocksPLUS® TR	$7,134	N/A	N/A
StocksPLUS® Growth and Income	$88,347	$135,875	$247,786
StocksPLUS® Total Return	$10,473	$8,350	$1,889
Total Return	$9,200,353	$7,579,277	$6,621,139

Administrative Fees Waived and Recouped

PIMCO has contractually agreed to reduce total annual portfolio operating expenses for certain Portfolios by waiving a portion of its administrative fee or reimbursing such Portfolios to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of such Portfolio’s advisory fee (prior to the application of any applicable advisory fee waiver), distribution and service fees, as applicable, administrative fees (prior to the application of any applicable administrative fee waiver) and other expenses borne by such Portfolio not covered by the administrative fee as described above (other than organizational expenses and pro rata Trustees’ fees), plus 0.49 basis points. PIMCO may recoup these waivers and reimbursements for a period not exceeding three years, provided that total expenses, including such recoupment, do not exceed the annual expense limit. Additionally, PIMCO has contractually agreed to waive the administrative fee it receives from the CommodityRealReturn™ Strategy Portfolio in an amount equal to the administrative fee paid to PIMCO by the Subsidiary.

Administrative fees waived during the fiscal years ended December 31, 2007, 2006 and 2005 for each applicable Portfolio that was operational during those periods were as follows:

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
All Asset Portfolio	$0	$0	$27,899
CommodityRealReturn Strategy Portfolio	$51,297	$13,108	$0
RealEstateRealReturn Strategy Portfolio	$0	$0	$21,185
Small Cap StocksPLUS® TR Portfolio	$68,204	$0	$0
StocksPLUS® Total Return Portfolio	$0	$0	$8,720

Previously waived administrative fees recouped during the fiscal years ended December 31, 2007, 2006 and 2005 were as follows:

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
All Asset Portfolio	$0	$24,179	$11,733
CommodityRealReturn Strategy Portfolio	$4,848	$4,839	$1,228
Emerging Markets Bond Portfolio	$0	$0	$2,022
RealEstateRealReturn Strategy Portfolio	$146	$126	$0
StocksPLUS® Total Return Portfolio	$131	$114	$0

PORTFOLIO MANAGERS

Other Accounts Managed

Certain of the portfolio managers who are primarily responsible for the day-to-day management of the Portfolios also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2007: (i) the

Portfolio(s) managed by the specified portfolio manager; (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager; and (iii) the total assets of such companies, vehicles and accounts, and the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Total Number of Accounts	Total Assets of All Accounts (in $Millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $Millions)
Mr. Arnott[1]
Registered Investment Companies	16	$17,900	0	0
Other Pooled Investment Vehicles	28	$2,433	7	$972
Other Accounts	26	$5.270	3	$1,970

Mr. Gross[2]
Registered Investment Companies	36	$157,683	0	N/A
Other Pooled Investment Vehicles	16	$7,585	3	$837
Other Accounts	66	$42,263	21	$19,071

Mr. Hudoff[3]
Registered Investment Companies	9	$13,082	0	N/A
Other Pooled Investment Vehicles	25	$7,398	2	$308
Other Accounts	21	$4,196	0	N/A

Mr. Mather[4]
Registered Investment Companies	8	11,447	0	N/A
Other Pooled Investment Vehicles	2	$5,934	0	N/A
Other Accounts	8	$2,882	1	$239

Mr. McCulley[5]
Registered Investment Companies	9	$7,907	0	N/A
Other Pooled Investment Vehicles	12	$1,338	0	N/A
Other Accounts	35	$6,915	2	$114

Mr. Mewbourne[6]
Registered Investment Companies	8	$9,254	0	N/A
Other Pooled Investment Vehicles	23	$5,196	1	$234
Other Accounts	33	$5,492	6	$2,235

Mr. Rodosky[7]
Registered Investment Companies	7	$6,493	0	N/A
Other Pooled Investment Vehicles	2	$411	0	N/A
Other Accounts	56	$18,012	5	$1,345

Mr. Worah[8]
Registered Investment Companies	15	$31,285	0	N/A
Other Pooled Investment Vehicles	23	$3,847	0	N/A
Other Accounts	39	$12,015	10	$1,315

[1]

Mr. Arnott manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2007, is in parenthesis next to its name): All Asset ($1.371 million) and All Asset All Authority (which had not commenced operations as of December 31, 2007).

[2]

Mr. Gross manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2007, is in parenthesis next to its name): Low Duration ($1.442 million), Small Cap StocksPLUS® TR ($4.5 million), StocksPLUS® Growth and Income ($82.8 million), StocksPLUS® Total Return ($4.5 million), and Total Return ($4.154 billion).

[3]	Mr. Hudoff manages the High Yield Portfolio which had $456 million total assets under management as of December 31, 2007.
[4]

Mr. Mather manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2007, is in parenthesis next to its name): Foreign Bond (U.S. Dollar Hedged) ($68 million), Foreign Bond (Unhedged) (which had not commenced operations as of December 31, 2007), and Global Bond (Unhedged) ($241 million).

[5]

Mr. McCulley manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2007, is in parenthesis next to its name): Money Market ($377 million) and Short-Term ($26 million).

[6]

Mr. Mewbourne manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2007, is in parenthesis next to its name): Diversified Income (which had not commenced operations as of December 31, 2007), and Emerging Markets ($198 million).

[7]	Mr. Rodosky manages the Long-Term U.S. Government Portfolio which had $126 million total assets under management as of December 31, 2007.
[8]

Mr. Worah manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2007, is in parenthesis next to its name): CommodityRealReturn™ Strategy ($315 million), Real Return ($1.152 billion) and RealEstateRealReturn Strategy ($9 million).

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolios, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolios. The other accounts might also have different investment objectives or strategies than the Portfolios.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Portfolio. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of a Portfolio’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Portfolio.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Portfolios and such other accounts on a fair and equitable basis over time.

All Asset and All Asset All Authority Portfolios. Because the All Asset and the All Asset All Authority Portfolios invest only in Underlying Funds, Research Affiliates believes that the potential conflicts of interest discussed above are mitigated.

Portfolio Manager Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Portfolios) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

The following table provides a list of the benchmarks for each Portfolio:

Portfolio	Benchmark Index
All Asset	Lehman Brothers U.S. TIPS 1-10 Year Index CPI + 500 Basis Points
All Asset All Authority	S&P 500 CPI + 650 Basis Points
CommodityRealReturn™ Strategy	Dow Jones AIG Commodity Total Return Index
Diversified Income

Lehman Brothers Global Credit Hedged in USD

33%: Lehman Brothers Global Aggregate Credit Hedged USD,

33% Merrill Lynch Global High Yield BB-B Rated Constrained Index,

33% JPMorgan Emerging Markets Bond Index Global

Emerging Markets Bond	JPMorgan Emerging Markets Bond Index Global
Foreign Bond (U.S. Dollar-Hedged)	JPMorgan Government Bond Indices Global Ex-U.S. Index Hedged in USD
Foreign Bond (Unhedged)	JPMorgan Government Bond Indices Global ex-U.S. FX NY Index Unhedged in USD
Global Bond (Unhedged)	JPMorgan Government Bond Indices Global FX New York Index Unhedged in USD
High Yield	Merrill Lynch U.S. High Yield BB-B Rated Constrained Index
Long-Term U.S. Government	Lehman Brothers Long-Term Treasury Index
Low Duration	Merrill Lynch 1-3 Year Treasury Index
Money Market	Citigroup 3-Month Treasury Bill Index Lipper Money Market Fund Index
RealEstateRealReturn Strategy	Dow Jones Wilshire Real Estate Investment Trust Index
Real Return	Lehman Brothers U.S. TIPS Index
Short-Term	Citigroup 3-Month Treasury Bill Index
Small Cap StocksPLUS® TR	Russell 2000® Index
StocksPLUS® Growth and Income	S&P 500 Index
StocksPLUS® Total Return	S&P 500 Index
Total Return	Lehman U.S. Aggregate Index

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

All Asset and All Asset All Authority Portfolios. Robert D. Arnott, through his family trust, is the majority owner and sole voting member of Research Affiliates. Research Affiliates receives 0.175% and 0.20% per annum, respectively, of the assets under management of the All Asset and All Asset All Authority Portfolios, and receives fees on other accounts that it manages. Mr. Arnott receives a fixed base salary and periodic capital distributions from Research Affiliates. Capital distributions are not fixed, rather they are dependent upon profits generated by Research Affiliates. Mr. Arnott’s compensation as manager is not dependent on the performance of the All Asset and All Asset All Authority Portfolios. Research Affiliates also has a defined benefit plan.

Securities Ownership

To the best of the Trust’s knowledge, the table below shows the dollar range of shares of the Portfolios beneficially owned as of December 31, 2007 (except as noted below), by each portfolio manager of the Portfolios.

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Arnott	All Asset	None
	All Asset All Authority*	N/A
Gross	Low Duration Small Cap StocksPLUS® TR StocksPLUS® Growth & Income StocksPLUS® Total Return Total Return	None None None None None

Hudoff	High Yield	None
Mather[1]	Foreign Bond (Unhedged)* Foreign Bond (U.S. Dollar-Hedged) Global Bond (Unhedged)	N/A None None
McCulley	Money Market	None
	Short-Term	None
Mewbourne	Diversified Income*	N/A
	Emerging Markets	None
Rodosky	Long-Term U.S. Government	None
Worah	CommodityRealReturn™ Strategy Real Return RealEstateRealReturn Strategy	None None None

*	As of December 31, 2007, the Portfolio was not offered for sale and had not commenced investment operations.
[1]

As of February 29, 2008, Mr. Scott A. Mather manages the Foreign Bond (U.S. Dollar-Hedged), Foreign Bond (Unhedged) and Global Bond (Unhedged) Portfolios. As of April 9, 2008, Mr. Mather did not own any shares of the Portfolios.

DISTRIBUTION OF TRUST SHARES

Distributor and Multi-Class Plan

Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of each class of the Trust’s shares pursuant to a distribution contract (“Distribution Contract”) with the Trust which is subject to annual approval by the Board of Trustees. The Distributor is an indirect subsidiary of Allianz Global Investors. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the SEC. The Distribution Contract is terminable with respect to a Portfolio or class without penalty, at any time, by the Portfolio or class by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Distributor is not obligated to sell any specific amount of Trust shares.

The Distribution Contract will continue in effect with respect to each Portfolio for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract; the Administration Agreement or the Distribution Plan described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Portfolios, it may continue in effect with respect to any Portfolio as to which it has not been terminated (or has been renewed).

The Trust offers four classes of shares: the Institutional Class, the Administrative Class, the Advisor Class and Class M. The Trust has adopted an Amended and Restated Multi-Class Plan (“Multi-Class Plan”) pursuant to Rule 18f-3 under the 1940 Act. Under the Multi-Class Plan, shares of each class of each Portfolio represent an equal pro rata interest in such Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. In addition, each class may, at the Board of Trustees’ discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust’s assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Portfolio. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

Administrative Services Plan for Administrative Class Shares and Class M Shares

The Trust has adopted separate Administrative Services Plans (together, the “Administrative Plans”) with respect to the Administrative Class and the Class M shares of each Portfolio.

Under the terms of each class’s Administrative Services Plan, the Trust is permitted to reimburse, out of the assets attributable to the respective Administrative Class shares or Class M shares of each Portfolio, in amounts up to 0.15%, for the Administrative Class, or 0.20%, for Class M, on an annual basis of the respective average daily net assets of that class, financial intermediaries that provide certain administrative services for Administrative Class shareholders and Class M shareholders of the Portfolios. Such services may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

Fees paid pursuant to a class’s Administrative Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of the Financial Industry Regulatory Authority (“FINRA”).

The fees paid pursuant to the Administrative Plan by each Portfolio that was operational during the fiscal year ended December 31, 2007, 2006 and 2005 were as follows:

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
All Asset – Administrative Class	$378,087	$410,687	$286,490
All Asset – Class M	$95,041	$127,790	$92,734
CommodityRealReturn™ Strategy	$328,984	$230,819	$51,331
Emerging Markets Bond	$295,829	$299,343	$129,084
Foreign Bond (U.S. Dollar-Hedged)	$96,350	$77,309	$66,758
Global Bond (Unhedged)	$307,378	$185,350	$89,268
High Yield	$744,489	$746,937	$634,682
Long-Term U.S. Government	$163,724	$143,054	$136,416
Low Duration	$1,563,338	$1,182,860	$538,533
Money Market	$207,142	$166,249	$57,451
RealEstateRealReturn Strategy	$7,090	$260	$1,118
Real Return	$1,513,545	$1,510,974	$1,276,317
Short-Term	$16,212	$9,019	$11,637
Small Cap StocksPLUS® TR	$4,200	N/A	N/A
StocksPLUS® Growth and Income	$125,294	$146,777	$364,186
StocksPLUS® Total Return	$6,302	$194	$1,134
Total Return	$5,209,174	$4,708,282	$3,779,213

PIMCO may pay, out of its own assets and at no cost to the Portfolios, amounts to certain financial intermediaries in connection with the provision of administrative and/or distribution services with respect to the Portfolios. For the fiscal year ended December 31, 2007, the amount PIMCO paid intermediaries out of its own assets for costs associated with these administrative and distribution services, on behalf of the Portfolios was approximately $5.9 million on behalf of the Portfolios.

Each Administrative Plan provides that it may not be amended to materially increase the costs which Administrative Class or Class M shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of the Administrative Class or Class M, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the “Plan Trustees”), cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

Each of the Administrative Plans also provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Trustees defined above. In addition, the Administrative Plan further provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Trustees defined above. The Administrative Plan provides that any person authorized to direct the disposition of monies paid or payable by a class pursuant to the Plan or any related agreement shall provide to the Board of Trustees, and the Board of Trustees shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Each of the Administrative Plans is a “reimbursement plan,” which means that fees are payable to the relevant financial intermediary only to the extent necessary to reimburse expenses incurred pursuant to such plan. Each of the Administrative Plans further provide that expenses payable under the Administrative Plans may be carried forward for reimbursement for up to twelve months beyond the date in which the expense is incurred, subject to the limit that not more than 0.15% of the average daily net assets of Administrative Class shares or 0.20% of the average daily net assets of the Class M shares may be used in any month to pay expenses under that class’s Administrative Plans. Each of the Administrative Plans require that the Administrative Class shares and the Class M shares incur no interest or carrying charges.

Rules of the FINRA limit the amount of distribution fees that may be paid by mutual funds. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to both Administrative Plans will qualify as “service fees” and therefore will not be limited by FINRA rules which limit distribution fees. However, service fees are limited by FINRA rules that limit service fees to 0.25% of a Portfolio’s average annual net assets.

Distribution Plan for Advisor Class and Class M Shares

The Advisor Class and Class M shares of the Trust have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (together, the “Distribution Plans”) pursuant to which a Portfolio may pay insurance companies, broker-dealers, banks and recordkeepers, and other financial institutions an aggregate fee in an amount not to exceed 0.25% of the average daily new assets attributable to the Advisor Class and Class M shares of Portfolio, respectively, as compensation for services rendered and/or expenses borne in respect of activities that may be deemed to be primarily intended to result in the sale of Advisor Class or Class M shares.

The Distribution Plans authorize payments for a variety of distribution-related activities with respect to shares of the Portfolios. Payments pursuant to the Distribution Plans may be used to pay for the following expenditures, among others: (1) the printing and mailing of Portfolios prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective investors; (2) the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Portfolios; (3) holding seminars and sales meetings designed to promote the distribution of the shares of the Portfolios; (4) obtaining information and providing explanations to wholesale and retail distributors of variable insurance contracts regarding the investment objectives and policies and other information about the Portfolios, including the performance of the Portfolios; (5) training sales personnel regarding the Portfolios; (6) providing compensation to insurance companies whose variable insurance contracts use the Portfolios as investment vehicles; (7) compensating financial intermediaries for services performed and expenses incurred in connection with the sale of shares of the Portfolios; and (8) financing any other activity that is primarily intended to result in the sale of shares of the Portfolios.

In accordance with Rule 12b-1 under the 1940 Act, a Distribution Plan may not be amended to increase materially the costs which either Advisor Class or Class M shareholders may bear under the respective Distribution Plan without approval of a majority of the outstanding Advisor Class or Class M shares, as applicable, and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees (“disinterested Distribution Plan Trustees”) who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements related to it, cast in person at a meeting called for the purpose of voting on the Distribution Plan and any related amendments. A Distribution Plan may not take effect until approved by a vote of a majority of both (i) the Trustees of the Trust and (ii) the disinterested Distribution Plan Trustees. In addition, the Distribution Plan may not take effect unless it is approved by the vote of a majority of the outstanding Advisor Class or Class M shares and it shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the disinterested Distribution Plan Trustees. A Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the disinterested Distribution Plan Trustees or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the Portfolio. Pursuant to each Distribution Plan, the Board of Trustees will be provided with quarterly reports of amounts expended under each Plan and the purpose for which such expenditures were made.

The fees paid pursuant to the Distribution Plans by each Portfolio that was operational during the fiscal year ended December 31, 2007, 2006 and 2005 were as follows:

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
All Asset Portfolio - Advisor Class	$2,037,583	$449,113	$5,036
All Asset Portfolio - Class M	$118,097	$159,540	$116,276
CommodityRealReturn Strategy Portfolio - Advisor Class	$39,849	$5,321	$0

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
Emerging Markets Bond Portfolio - Advisor Class	$2,025	$386	$0
Global Bond Portfolio (Unhedged) - Advisor Class	$26	$4	$0
High Yield Portfolio - Advisor Class	$514	$50	$0
Low Duration Portfolio - Advisor Class	$522	$111	$0
Real Return Portfolio - Advisor Class	$20,895	$2,291	$0
Small Cap StocksPLUS® TR Portfolio - Advisor Class	$155	N/A	N/A
Total Return Portfolio - Advisor Class	$66,516	$14,387	$0

Additional Information About the Shares

PIMCO may pay, out of its own assets and at no cost to the Portfolios, amounts to certain financial intermediaries in connection with the provision of administrative and/or distribution services with respect to the Portfolios.

Additionally, from time to time, PIMCO may pay or reimburse insurance companies, broker-dealers, banks, recordkeepers or other financial institutions for PIMCO’s attendance at investment forums sponsored by such firms, or PIMCO may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of PIMCO’s own assets and at no cost to the Portfolios. These payments and reimbursements may be made from profits received by PIMCO from advisory fees and administrative fees paid to PIMCO by the Trust. Such activities may provide incentives to financial institutions to sell shares of the Portfolios. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of Portfolio shares.

Institutional, Administrative, Advisor and Class M shares of the Trust may also be offered through certain brokers and financial intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. The Trust pays no compensation to such entities other than service fees paid with respect to Administrative, Advisor and Class M shares. Service agents may impose additional or different conditions than the Trust on the purchase, redemption or exchanges of Trust shares by their customers. Service agents may also independently establish and charge their customers transaction fees, account fees and other amounts in connection which purchases, sales and redemption of Trust shares in addition to any fees charged by the Trust. Each service agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of service agents should consult their service agents for information regarding these fees and conditions.

Purchases and Redemptions

Variable Contract Owners do not deal directly with the Portfolios to purchase, redeem, or exchange shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Accounts that invest in the Portfolios.

Shares of a Portfolio may not be offered or sold in any state unless qualified in that jurisdiction, unless an exemption from qualification is available.

A separate account holding shares of any Portfolio may exchange shares of such Portfolio for shares of any other Portfolio of the Trust, within the same class on the basis of their respective net asset values. Orders for exchanges accepted prior to the close of regular trading on the New York Stock

Exchange (“NYSE”) on any day the Trust is open for business will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the NYSE on any business day will be executed at the respective net asset value determined at the close of the next business day.

The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable.

Although the Trust will normally redeem all shares for cash, it may, in unusual circumstances, redeem by payment in kind of securities held in the Portfolios.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Trust and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investments by the Portfolios may also be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time, including accounts in which PIMCO, its officers or employees may have a financial interest. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and other clients pursuant to PIMCO’s trade allocation policy that is designed to ensure that all accounts, including the Portfolios, are treated fairly, equitably, and in a non-preferential manner, such that allocations are not based upon fee structure or portfolio manager preference.

PIMCO may aggregate orders for the Portfolios with simultaneous transactions entered into on behalf of other clients of PIMCO when, in PIMCO’s reasonable judgment, aggregation may result in an overall economic benefit to the Portfolios and other clients in terms of pricing, brokerage commissions or other expenses. When feasible, PIMCO allocates trades prior to execution. When pre-execution allocation is not feasible, PIMCO promptly allocates trades following established and objective procedures. Allocations generally are made at or about the time of execution and before the end of the trading day. As a result, one account may receive a price for a particular transaction that is different from the price received by another account for a similar transaction on the same day. In general, trades are allocated among portfolio managers on a pro rata basis (to the extent a portfolio manager decides to participate fully in the trade), for further allocation by each portfolio manager among that manager’s eligible accounts. In allocating trades among accounts, portfolio managers generally consider a number of factors, including, but not limited to, each account’s deviation (in terms of risk exposure and/or performance characteristics) from a relevant model portfolio, each account’s investment objectives, restrictions and guidelines, its risk exposure, its available cash, and its existing holdings of similar securities. Once trades are allocated, they may be reallocated only in unusual circumstances due to recognition of specific account restrictions.

In some cases, PIMCO may sell a security on behalf of a client, including the Portfolios, to a broker-dealer that thereafter may be purchased for the accounts of one or more of PIMCO’s other clients, including the Portfolios, from that or another broker-dealer. PIMCO has adopted procedures it believes are reasonably designed to obtain the best price and execution for the transactions by each account.

Brokerage and Research Services

There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Portfolio and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, PIMCO, having in mind the Trust’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

For the fiscal years ended December 31, 2007, 2006 and 2005, the following amounts of brokerage commissions were paid by each operational Portfolio listed below:

Portfolio	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05
CommodityRealReturn™ Strategy(1)	$30,599	$14,934	$1,271
Emerging Markets Bond(1)	$10,524	$9,285	$59
Foreign Bond (U.S. Dollar-Hedged)(1)	$4,963	$3,710	$3,096
Global Bond (Unhedged)(1)	$13,182	$12,045	$4,482
High Yield(1)	$8,921	$34,528	$47,311
Long-Term U.S. Government(1)	$50,109	$49,862	$35,027
Low Duration(1)	$69,953	$37,785	$30,133
RealEstateRealReturn Strategy(1)	$1,102	$458	$52
Real Return(1)	$84,887	$70,171	$25,541
Short-Term(1)	$1,960	$1,222	$432
Small Cap StocksPLUS® TR	$1,331	$0	$0
StocksPLUS® Growth and Income(1)	$24,455	$42,380	$52,935
StocksPLUS® Total Return	$1,066	$909	$437
Total Return(1)	$412,591	$251,485	$312,193

(1)

Changes in the aggregate amount of brokerage commissions paid by a Portfolio from year-to-year may be attributable to changes in the asset size of the Portfolio, the volume of portfolio transactions effected by the Portfolio, the types of instruments in which the Portfolio invests, or the rates negotiated by PIMCO on behalf of the Portfolio.

PIMCO places orders for the purchase and sale of portfolio investments for the Portfolios’ accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Portfolios, PIMCO will seek the best price and execution of the

Portfolios’ orders. In doing so, a Portfolio may pay higher commission rates than the lowest available when PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Trust may use broker-dealers that sell Portfolio shares to effect the Trust’s portfolio transactions, the Trust and PIMCO will not consider the sale of Portfolio shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, PIMCO may receive research services from many broker-dealers with which PIMCO places the Trust’s portfolio transactions. PIMCO may also receive research or research related credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to PIMCO in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust would not be reduced in the event that PIMCO and its affiliates received such services.

As permitted by Section 28(e) of the 1934 Act, PIMCO may cause the Trust to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to PIMCO an amount of disclosed commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

As noted above, PIMCO may purchase new issues of securities for the Trust in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to the Trust or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Trust, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

PIMCO may place orders for the purchase and sale of portfolio securities with a broker-dealer that is affiliated to PIMCO where, in PIMCO’s judgment, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

Pursuant to applicable sections under the 1940 Act, a broker-dealer that is an affiliate of the Adviser or sub-adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio if the commissions paid to such an affiliated broker-dealer by a Portfolio do not exceed one per centum of the purchase or sale price of such securities.

Since certain Portfolios invest primarily in fixed income securities, which are generally not subject to stated brokerage commissions, as described above, their investments in securities subject to stated commissions generally constitute a small percentage of the aggregate dollar amount of their transactions.

SEC rules further require that commissions paid to such an affiliated broker dealer, or PIMCO by a Portfolio on exchange transactions not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Portfolios did not pay any commissions to affiliated brokers during the fiscal years ended December 31, 2007, 2006, and 2005.

Holdings of Securities of the Trust’s Regular Brokers and Dealers

The following table indicates the value of each operational Portfolio’s aggregate holdings, in thousands, of the securities of its regular brokers or dealers for the fiscal year ended December 31, 2007:

CommodityRealReturn™ Strategy Portfolio	Morgan Stanley Group, Inc.	21,011
	Lehman Brothers, Inc.	20,542
	Credit Suisse USA, Inc.	8,097
	Bear Stearns Securities Corp.	6,236
	UBS Warburg LLC	5,607
	Goldman Sachs & Co.	4,053
	Merrill Lynch, Pierce, Fenner, & Smith	3,205
	Citigroup Global Markets, Inc.	3,073
	Banc of America Global Securities	2,199
	Wachovia Securities	1,348
	State Street Bank & Trust Co.	1,017

Emerging Markets Bond Portfolio	Citigroup Global Markets, Inc.	2,970
	Morgan Stanley Group, Inc.	1,902
	UBS Warburg LLC	1,837
	Goldman Sachs & Co.	1,474
	Lehman Brothers, Inc.	400
	State Street Bank & Trust Co.	172

Foreign Bond Portfolio (U.S. Dollar-Hedged)	Bear Stearns Securities Corp.	1,554
	Citigroup Global Markets, Inc.	1,108
	State Street Bank & Trust Co.	651
	Goldman Sachs & Co.	594
	Merrill Lynch, Pierce, Fenner, & Smith	462
	Wachovia Securities	455
	Morgan Stanley Group, Inc.	447
	Banc of America Global Securities	365
	Deutsche Bank Securities, Inc.	309
	Lehman Brothers, Inc.	295
	Greenwich Capital Markets, Inc.	202
	UBS Warburg LLC	101
	J.P. Morgan Chase & Co.	42
	Credit Suisse USA, Inc.	7

Global Bond Portfolio (Unhedged)	Bear Stearns Securities Corp.	6,068
	Citigroup Global Markets, Inc.	4,853
	UBS Warburg LLC	4,104
	J.P. Morgan Chase & Co.	2,768
	Goldman Sachs & Co.	2,623
	Morgan Stanley Group, Inc.	2,043
	Wachovia Securities	1,050
	State Street Bank & Trust Co.	1,008

	Deutsche Bank Securities, Inc.	929
	Greenwich Capital Markets, Inc.	806
	Merrill Lynch, Pierce, Fenner, & Smith	765
	Banc of America Global Securities	399
	Lehman Brothers, Inc.	304
	Credit Suisse USA, Inc.	171
	Fortis Securities, LLC	100

High Yield Bond Portfolio	UBS Warburg LLC	14,644
	Morgan Stanley Group, Inc.	5,181
	Goldman Sachs & Co.	2,654
	Lehman Brothers, Inc.	2,014
	State Street Bank & Trust Co.	1,003
	Citigroup Global Markets, Inc.	864
	Deutsche Bank Securities, Inc.	820

Long-Term U.S. Government Portfolio	Lehman Brothers, Inc.	11,773
	Goldman Sachs & Co.	5,938
	State Street Bank & Trust Co.	2,473
	Bear Stearns Securities Corp.	2,390
	Banc of America Global Securities	2,117
	J.P. Morgan Chase & Co.	1,111
	Wachovia Securities	674
	Citigroup Global Markets, Inc.	595
	Morgan Stanley Group, Inc.	295
	Merrill Lynch, Pierce, Fenner, & Smith	167
	Credit Suisse USA, Inc.	132

Low Duration Portfolio	Bear Stearns Securities Corp.	81,228
	Citigroup Global Markets, Inc.	75,441
	Morgan Stanley Group, Inc.	20,809
	Credit Suisse USA, Inc.	20,381
	Goldman Sachs & Co.	16,243
	Banc of America Global Securities	15,941
	Lehman Brothers, Inc.	15,598
	Wachovia Securities	12,995
	Merrill Lynch, Pierce, Fenner, & Smith	12,279
	J.P. Morgan Chase & Co.	11,621
	Fortis Securities, LLC	4,099

Money Market Portfolio	Fortis Securities, LLC	14,786
	Citigroup Global Markets, Inc.	7,300
	Banc of America Global Securities	7,040
	UBS Warburg LLC	6,943
	Bear Stearns Securities Corp.	2,600

Real Return Portfolio	Bear Stearns Securities Corp.	32,870
	UBS Warburg LLC	32,509
	Citigroup Global Markets, Inc.	29,984
	J.P. Morgan Chase & Co.	16,206
	Goldman Sachs & Co.	14,353
	Banc of America Global Securities	11,865
	Merrill Lynch, Pierce, Fenner, & Smith	10,305
	Wachovia Securities	5,327
	Morgan Stanley Group, Inc.	4,216
	Lehman Brothers, Inc.	2,568
	Credit Suisse USA, Inc.	878
	Deutsche Bank Securities, Inc.	755

RealEstateRealReturn Strategy Portfolio	Lehman Brothers, Inc.	500
	State Street Bank & Trust Co.	89

Short-Term Portfolio	Lehman Brothers, Inc.	2,423
	Bear Stearns Securities Corp.	648
	UBS Warburg LLC	598
	State Street Bank & Trust Co.	546
	Citigroup Global Markets, Inc.	405
	J.P. Morgan Chase & Co.	366
	Goldman Sachs & Co.	282
	Merrill Lynch, Pierce, Fenner, & Smith	277
	Morgan Stanley Group, Inc.	105
	Credit Suisse USA, Inc.	94
	Banc of America Global Securities	2

Small Cap StocksPLUS® TR Portfolio	Lehman Brothers, Inc.	515
	Citigroup Global Markets, Inc.	142
	State Street Bank & Trust Co.	142
	Banc of America Global Securities	100
	Bear Stearns Securities Corp.	79
	J.P. Morgan Chase & Co.	60
	Goldman Sachs & Co.	40
	Morgan Stanley Group, Inc.	39
	Credit Suisse USA, Inc.	30
	Fortis Securities, LLC	30
	Wachovia Securities	30
	Deutsche Bank Securities, Inc.	19

StocksPLUS® Total Return Portfolio	Lehman Brothers, Inc.	415
	State Street Bank & Trust Co.	270
	Citigroup Global Markets, Inc.	137
	J.P. Morgan Chase & Co.	77
	Goldman Sachs & Co.	59
	Banc of America Global Securities	50
	Merrill Lynch, Pierce, Fenner, & Smith	30
	Wachovia Securities	30
	Bear Stearns Securities Corp.	26
	Morgan Stanley Group, Inc.	17
	Fortis Securities, LLC	10

StocksPLUS® Growth & Income Portfolio	State Street Bank & Trust Co.	2,693
	UBS Warburg LLC	2,200
	Citigroup Global Markets, Inc.	1,994
	Merrill Lynch, Pierce, Fenner, & Smith	1,620
	Bear Stearns Securities Corp.	1,220
	Lehman Brothers, Inc.	1,176
	Goldman Sachs & Co.	1,083
	Wachovia Securities	1,019
	Morgan Stanley Group, Inc.	902
	Banc of America Global Securities	579
	Deutsche Bank Securities, Inc.	198
	Credit Suisse USA, Inc.	95

Total Return Portfolio	Fortis Securities, LLC	109,000
	Bear Stearns Securities Corp.	86,741
	Citigroup Global Markets, Inc.	79,597
	Morgan Stanley Group, Inc.	56,755
	Goldman Sachs & Co.	56,522
	Wachovia Securities	54,385
	Lehman Brothers, Inc.	47,879
	Banc of America Global Securities	45,756
	J.P. Morgan Chase & Co.	42,239
	Merrill Lynch, Pierce, Fenner, & Smith	38,435
	Deutsche Bank Securities, Inc.	12,882
	UBS Warburg LLC	4,742
	Greenwich Capital Markets, Inc.	932
	State Street Bank & Trust Co.	779
	Credit Suisse USA, Inc.	22

Portfolio Turnover

A change in the securities held by a Portfolio is known as “portfolio turnover.” PIMCO manages the Portfolios without regard generally to restrictions on portfolio turnover. See “Taxation” below. The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Portfolio, the higher these transaction costs borne by the Portfolio generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

The portfolio turnover rate of a Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Portfolio that was operational as of the Trust’s most recent fiscal year end are provided in the applicable Prospectuses under the “Financial Highlights.”

The All Asset and the All Asset All Authority Portfolios indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds, which may have fairly high portfolio turnover rates (i.e., in excess of 100%). Shareholders in the All Asset and the All Asset All Authority Portfolios may also bear expenses directly or indirectly through sales of securities held by the Portfolios and the Underlying Funds which result in realization of taxable capital gains. To the extent such gains relate to securities held for twelve months or less, such gains will be short-term taxable gains taxed at ordinary income tax rates when distributed to shareholders who are individuals.

The Foreign Bond (U.S. Dollar Hedged) and Global Bond (Unhedged) Portfolios experienced higher portfolio turnover rate. The portfolios bought and sold securities for forward settlement more frequently during the 12-month period ended December 31, 2007 than the 12 months period ended December 31, 2006.

Disclosure of Portfolio Holdings

Policies and Procedures Generally. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Portfolios (“Disclosure Policy”). The Disclosure Policy is designed to protect the confidentiality of the Portfolios’ non-public portfolio holdings information, to prevent the selective disclosure of such information, and to ensure compliance by PIMCO and the Portfolios with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty.

Monitoring and Oversight. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that PIMCO has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor PIMCO’s compliance with its policies and procedures.

Any exceptions to the Disclosure Policy may be made only if approved by the Trust’s CCO upon determining that the exception is in the best interests of the Portfolio and its shareholders. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board of Trustees at its next regularly scheduled meeting.

Quarterly Disclosure. The Portfolios will publicly disclose the complete schedule of each Portfolio’s holdings, as reported on a calendar quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Portfolio’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.pimco.com, or obtain a copy of the schedule by calling PIMCO at 1-866-746-2606. This information will be available no earlier than the day on which it is transmitted to shareholders in the Portfolios’ annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a calendar quarter’s end.

The Portfolios file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Defaulted/Distressed Securities. PIMCO may, in its discretion, publicly disclose portfolio holdings information at any time with respect to securities held by the Portfolios that are in default or experiencing a negative credit event. Any such disclosure will be broadly disseminated via PIMCO’s website at http://www.pimco.com, the Distributor’s website at http://www.allianzinvestors.com, or by similar means.

Confidential Dissemination of Portfolio Holdings Information. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Portfolios’ service providers, including advisers and sub-advisers (if any) to the Portfolios, the Portfolios’ accountant, counsel, transfer agent or custodian, who require access to such information in order to fulfill their contractual duties to the Portfolios.

In order to facilitate the review of the Portfolios by certain mutual fund analysts and rating agencies, such as Morningstar and Lipper Analytical Services, as well as pricing services, proxy voting services, or other entities, each Portfolio or PIMCO may, to the extent permitted under applicable law, distribute non-public information regarding a Portfolio, including portfolio holdings information, more frequently to such entities that have a legitimate business purpose in receiving such information. The distribution of non-public information must be authorized by an officer of the Trust or PIMCO. Any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Portfolios’ non-public information provided is the confidential property of the Portfolios and may not be used for any purpose except in connection with the provision of services to the Portfolios and, in particular, that such information may not be traded upon; (2) the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Portfolios or PIMCO, the recipient of the non-public information shall promptly return or destroy the information. Neither the Portfolios nor PIMCO receives compensation or consideration in connection with the distribution of non-public portfolio information.

Non-Specific Information. Under the Disclosure Policy, the Portfolios or PIMCO may distribute non-specific information about the Portfolios and/or summary information about the Portfolios at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of a Portfolio’s holdings.

NET ASSET VALUE

Net asset value is determined as indicated under “How Portfolio Shares are Priced” in the Prospectuses. Net asset value will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For all Portfolios other than the Money Market Portfolio, portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the- counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system, established market makers or independent pricing services. For NASDAQ traded securities, market value also may be determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Money Market Portfolio’s securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

The SEC’s regulations require the Money Market Portfolio to adhere to certain conditions. The Board of Trustees, as part of its responsibility within the overall duty of care owed to the shareholders, is required to establish procedures reasonably designed, taking into account current market conditions and the Portfolio’s investment objective, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Board of Trustees’ procedures include a requirement to periodically monitor, as appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board of Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two. The Board of Trustees will take such steps it considers appropriate, (e.g., selling securities to shorten the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Portfolio also is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 397 days or less (except securities held subject to repurchase agreements having 397 days or less maturity) and to invest only in securities determined by PIMCO under procedures established by the Board of Trustees to be of high quality with minimal credit risks.

Each Portfolio’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class’s distribution and/or servicing fees (if any) and any other expenses specially allocated to that class are then deducted from the class’s proportionate interest in the Portfolio’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class’s “net asset value” per share. Generally, for Portfolios that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Portfolio’s classes.

TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Portfolios and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Portfolios. The discussion is based upon current provisions of the Internal Revenue Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Portfolio shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Internal Revenue Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

Each Portfolio intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code. To qualify as a regulated investment company, each Portfolio generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships,” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5%

of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of certain controlled issuers in the same or similar trades or businesses, or the securities of one or more “qualified publicly traded partnerships”; and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, a Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

As described in the applicable Prospectuses, the CommodityRealReturn™ Strategy Portfolio may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. On December 16, 2005, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2006-01, which held that income derived from commodity index-linked swaps would not be qualifying income. As such, the Portfolio’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

A subsequent revenue ruling, Revenue Ruling 2006-31, clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Internal Revenue Code. The IRS has also issued a private letter ruling to the Portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. Based on such ruling, the Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary (as discussed below).

As discussed in “Investment Objectives and Policies—Investments in the Wholly-Owned Subsidiary,” the Portfolio intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. The IRS has also issued another private ruling to the Portfolio in which the IRS specifically concluded that income derived from the Portfolio’s investment in the Subsidiary will also be qualifying income to the Portfolio.

A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax.

The Subsidiary will be treated as a controlled foreign corporation (“CFC”) and the Portfolio will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Portfolio will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “Subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “Subpart F income.” The Portfolio’s recognition of the Subsidiary’s “Subpart F income” will increase the Portfolio’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “Subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

Based on Revenue Ruling 2006-31, IRS guidance and advice of counsel, the CommodityRealReturn™ Strategy Portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes involves specific risks. Applicable Prospectuses, under the heading “Characteristics and Risks of Securities and Investment Techniques—Derivatives—A Note on the CommodityRealReturn™ Strategy Portfolio,” provide further information regarding commodity index-linked notes, including the risks associated with these instruments.

As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Portfolio as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Portfolio intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Portfolio must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement.

To comply with regulations under section 817(h) of the Internal Revenue Code, each Portfolio is required to diversify its investments. Generally, a Portfolio will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements described above, with the result that the Variable Contracts investing in the Portfolio would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a regulated investment company.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner’s control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that the Portfolios will be able to operate as currently described, or that the Trust will not have to change one or more Portfolio’s investment objective or investment policies. The investment objectives of each of the All Asset All Authority, Foreign Bond (Unhedged), RealEstateRealReturn Strategy and Small Cap StocksPLUS® TR Portfolios and certain Underlying Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval. The investment objectives of each other Portfolio and each remaining Underlying Fund are fundamental and may not be changed without shareholder approval. However, the investment policies of a Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the shares of a Portfolio underlying the Separate Accounts.

Distributions

All dividends and distributions of a Portfolio, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid out of a Portfolio’s investment company taxable income will be taxable to a U.S. shareholder (such as a Separate Account) as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

Although a portion of the dividends paid by the Small Cap StocksPLUS® TR, StocksPLUS® Growth and Income, and StocksPLUS® Total Return Portfolios may qualify for the deduction for dividends received by corporations, it is not expected that any such portion would be significant. Dividends paid by the other Portfolios generally are not expected to qualify for the deduction for dividends received by corporations.

Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Portfolio’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Portfolio’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.

The All Asset and the All Asset All Authority Portfolios will not be able to offset gains realized by one Underlying Fund in which the Portfolios invest against losses realized by another Underlying Fund in which the Portfolios invest. Redemptions of shares in an Underlying Fund could also result in gain and/or income to the All Asset and the All Asset All Authority Portfolios. The Portfolios’ use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Sales of Shares

Upon the disposition of shares of a Portfolio (whether by redemption, sale or exchange), a shareholder (such as a Separate Account) may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

Depending on the All Asset and the All Asset All Authority Portfolios’ percentage ownership in an Underlying Fund both before and after a redemption, the Portfolios’ redemption of shares of such Underlying Fund may cause the Portfolios to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolios’ tax basis in the shares of the Underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of the All Asset and the All Asset Portfolios to recognize higher amounts of ordinary income than if the shareholders had held the shares of the Underlying Funds directly. Redemptions of shares in an Underlying Fund could also cause additional distributable gains to shareholders.

Options, Futures and Forward Contracts, and Swap Agreements

Some of the options, futures contracts, forward contracts, and swap agreements used by the Portfolios may be “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Portfolio, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Portfolio. In addition, losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Portfolio are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Portfolio which is taxed as ordinary income when distributed to shareholders.

A Portfolio may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a portfolio that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Portfolios intend to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Portfolio as a regulated investment company might be affected. The Trust intends to monitor developments in this area.

Certain requirements that must be met under the Internal Revenue Code in order for a Portfolio to qualify as a regulated investment company, including the qualifying income and diversification requirements applicable to a Portfolio’s assets may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Portfolios for federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in a Portfolio’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Portfolio’s distributions may be treated as ordinary income than would have been the case if the Portfolio did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect the character, timing and/or amount of a Portfolio’s taxable income or gains and distributions made by the Portfolio.

Short Sales

Certain Portfolios may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Portfolio, which is taxed as ordinary income when distributed to shareholders. Short sales also may be subject to the “Constructive Sales” rules, discussed below.

Passive Foreign Investment Companies

Certain Portfolios may invest in the stock of foreign corporations which may be classified under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Portfolio receives a so-called “excess distribution” with respect to PFIC stock, the Portfolio itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Portfolio to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC stock. A Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Portfolio may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Portfolio’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Internal Revenue Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Portfolio level under the PFIC rules would generally be eliminated, but the Portfolio could, in limited circumstances, incur nondeductible interest charges. A Portfolio’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Portfolio itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a portfolio that did not invest in PFIC shares.

Foreign Currency Transactions

Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Internal Revenue Code as “section 988” gains or losses, may increase or decrease the amount of a Portfolio’s investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

Income received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, PIMCO intends to manage the Portfolios with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged) or Global Bond (Unhedged) Portfolios’ total assets at the close of their taxable year consists of securities of foreign corporations, such Portfolio will be eligible to elect to “pass-through” to the Portfolio’s shareholders the amount of foreign income and similar taxes paid by the Portfolio. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Portfolio, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Portfolio’s taxable year whether the foreign taxes paid by the Portfolio will “pass-through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Emerging Markets Bond, Foreign Bond (Unhedged), Foreign Bond (U.S. Dollar-Hedged) or Global Bond (Unhedged) Portfolios’ income will flow through to shareholders of the Trust. With respect to such Portfolios, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Portfolio. Various limitations, including a minimum holding period requirement, apply to limit the credit and/or deduction for foreign taxes for purposes of regular federal tax and/or alternative minimum income tax.

Although the All Asset and the All Asset All Authority Portfolios may be entitled to a deduction for such taxes paid by an Underlying Fund in which each Portfolio invests, the All Asset and the All Asset All Authority Portfolios will not be able to pass any such credit or deduction through to their own shareholders.

Original Issue Discount and Market Discount

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, a Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Portfolio generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Portfolio. Cash to pay such dividends may be obtained from sales proceeds of securities held by a Portfolio.

Constructive Sales

Certain rules may affect the timing and character of gain if a Portfolio engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Portfolio enters into certain transactions in property while holding substantially identical property, the Portfolio would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Portfolio’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Portfolio’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Portfolio will provide information annually to shareholders indicating the amount and percentage of a Portfolio’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

OTHER INFORMATION

Capitalization

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

Under Delaware law, shareholders are not personally liable for the obligations of the Trust. In addition, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Trust Instrument also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. However, there is no certainty that the limited liability of shareholders of a Delaware statutory trust will be recognized in every state. Even in such a circumstance, the risk of a shareholder incurring financial loss on account of shareholder liability would be limited to circumstances in which the contractual disclaimer against shareholder liability is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Voting Rights

Under the Trust Instrument, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board of Trustees if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee at any shareholder meeting. The Trustees are required to call a meeting of shareholders if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. The Trust’s shares do not have cumulative voting rights, so that a holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectuses or this Statement of Additional Information, the phrase “vote of a majority of the outstanding shares” of a Portfolio (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Portfolio (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Portfolio (or the Trust).

In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Portfolios will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion to the votes received.

Code of Ethics

The Trust, PIMCO, Research Affiliates and the Distributor each have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel, subject to the Codes of Ethics, to invest in securities, including securities that may be purchased or held by the Portfolios.

Custodian

State Street Bank and Trust Company (“State Street”), 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian for assets of all Portfolios. Under the custody agreement, State Street may hold the foreign securities at its principal office at 225 Franklin Street, Boston. Massachusetts 02110, and at State Street’s branches, and subject to approval by the Board of Trustees, at a foreign branch of a qualified U.S. bank, with an eligible foreign subcustodian, or with an eligible foreign securities depository.

Pursuant to rules adopted under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Trustees following a consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Trust assets. The Board of Trustees reviews annually the continuance of foreign custodial arrangements for the Trust. No assurance can be given that the Trustees’ appraisal of the risks in connection with foreign custodial arrangements will always be correct or that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Portfolios will not occur, and shareholders bear the risk of losses arising from these or other events.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105, serves as the independent registered public accounting firm for all Portfolios. PricewaterhouseCoopers LLP provides audit services, tax assistance and consultation in connection with review of SEC and IRS filings.

Counsel

Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

For those Portfolios in operation, financial statements for the Trust as of December 31, 2007 for the fiscal year then ended, including notes thereto and the report of PricewaterhouseCoopers LLP thereon dated February 20, 2008, are incorporated by reference from the Trust’s 2007 Annual Report.

PART C

OTHER INFORMATION

Item 23.	Exhibits

	(a)	(1)	Trust Instrument dated October 3, 1997(1)

		(2)	Certificate of Trust dated October 3, 1997(1)

	(b)	By-Laws(1)

	(c)	Not Applicable

	(d)	(1)	Form of Investment Advisory Contract(7)

		(2)	Form of Supplement to Investment Advisory Contract relating to CommodityRealReturn Strategy and StocksPLUS Total Return Portfolios(9)

		(3)	Form of Supplement to Investment Advisory Contract relating to All Asset Portfolio(10)

		(4)	Form of Asset Allocation Sub-Advisory Agreement relating to All Asset Portfolio(10)

		(5)	Form of Supplement to Investment Advisory Contract relating to All Asset All Authority, Diversified Income, Foreign Bond (Unhedged) and RealEstateRealReturn Strategy Portfolios(15)

		(6)	Form of Asset Allocation Sub-Advisory Agreement relating to All Asset All Authority Portfolio(15)

		(7)	Form of Supplement to Investment Advisory Contract relating to Small Cap StocksPLUS TR Portfolio(17)

		(8)	Form of Supplement to Investment Advisory Contract (19)

	(e)	(1)	Form of Distribution Contract(2)

		(2)	Form of Supplement to Distribution Contract relating to Real Return, and Long-Term U.S. Government Portfolios(5)

		(3)	Form of Supplement to Distribution Contract relating to Total Return Bond Portfolio II(6)

		(4)	Form of Supplement to Distribution Contract relating to CommodityRealReturn Strategy and StocksPLUS Total Return Portfolios(9)

		(5)	Form of Supplement to Distribution Contract relating to All Asset Portfolio(10)

	(6)	Form of Supplement to Distribution Contract relating to All Asset All Authority, Diversified Income, Foreign Bond (Unhedged) and RealEstateRealReturn Strategy Portfolios(15)

	(7)	Form of Supplement to Distribution Contract relating to Small Cap StocksPLUS TR Portfolio(17)

(f)	Not Applicable

(g)	(1)		Form of Letter Agreement(3)

	(2)		Form of Custodian Agreement(4)

(h)	(1)		Form of Amended and Restated Administration Agreement(7)

	(2)		Form of Supplement to Administration Agreement relating to Real Return, and Long-Term U.S. Government Portfolios(5)

	(3)		Form of Supplement to Administration Agreement relating to Total Return Bond Portfolio II(6)

	(4)		Form of Supplement to Amended and Restated Administration Agreement relating to CommodityRealReturn Strategy and StocksPLUS Total Return Portfolios(9)

	(5)	(a)	Form of Participation Agreement(2)

		(b)	Form of Participation Agreement(11)

	(6)		Form of Services Agreement(2)

	(7)		Form of Agreement and Plan of Reorganization(9)

	(8)		Form of Supplement to Amended and Restated Administration Agreement relating to All Asset Portfolio(10)

	(9)		Form of Services Agreement for Class M Shares(11)

	(10)		Form of Selling Agreement(11)

	(11)		Form of Supplement to Amended and Restated Administration Agreement relating to All Asset All Authority, Diversified Income, Foreign Bond (Unhedged) and RealEstateRealReturn Strategy Portfolios (15)

	(12)		Form of Supplement to Amended and Restated Administration Agreement relating to Small Cap StocksPLUS TR Portfolio(17)

	(13)		Expense Limitation Letter Agreement in connection with investment in PIMCO Cayman Commodity Portfolio I Ltd.(18)

	(14)		Amended and Restated Expense Limitation Agreement(18)

	(15)		Amended and Restated Expense Limitation Agreement relating to All Asset All Authority Portfolio(18)

	(16)		Amended and Restated Expense Limitation Agreement relating to All Asset Portfolio(18)

	(17)		PIMCO Cayman Commodity Portfolio I Ltd. Appointment of Agent for Service of Process(19)

(i)	Opinion and Consent of Counsel(19)

(j)	(1)		Consent of Independent Registered Public Accounting Firm(19)

	(2)	(a)	Power of Attorney relating to Mr. Hardaway(1)

	(b)	Powers of Attorney relating to Messrs. Burns, Cannon, Curtis, Hagan, Harris and Popejoy(8)

	(c)	Power of Attorney relating to Mr. Schmider(14)

(k)	Not Applicable

(l)	Form of Subscription Agreement(2)

(m)	(1)	Form of Distribution Plan for Advisor Class Shares(11)

	(2)	Form of Distribution Plan for Class M Shares(11)

	(3)	Form of Services Plan for Class M Shares(11)

	(4)	Amended and Restated Services Plan for Administrative Class Shares(19)

(n)	(1)	Form of Multi-Class Plan(7)

	(2)	Form of Amended and Restated Multi-Class Plan adopted pursuant to Rule 18f-3(11)

(p)	(1)	Form of Code of Ethics for the Registrant(12)

	(2)	Form of Code of Ethics for PIMCO(12)

	(3)	Form of Code of Ethics for Research Affiliates, LLC(13)

	(4)	Form of Code of Ethics for Allianz Global Investors Distributors LLC (formerly, PA Distributors LLC)(16)

(1)	Incorporated by reference from the initial Registration Statement filed on October 3, 1997.

(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement filed on December 19, 1997.

(3)	Incorporated by reference from Pre-Effective Amendment No. 2 to the Registration Statement filed on December 24, 1997.

(4)

Incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement of PIMCO Funds: Pacific Investment Management Series (File No. 33-12113, 811-5028) as filed on November 17, 1997.

(5)	Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement filed on September 25, 1998.

(6)	Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement filed on April 30, 1999.

(7)	Incorporated by reference from Post-Effective Amendment No. 6 to the Registration Statement filed on March 31, 2000.

(8)	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement filed on January 31, 2001.

(9)	Incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement filed on November 25, 2002.

(10)	Incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement filed on April 14, 2003.

(11)	Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement filed on April 30, 2004.

(12)	Incorporated by reference from Post-Effective Amendment No. 29 to the Registration Statement filed on April 28, 2006.

(13)	Incorporated by reference from Post-Effective Amendment No. 18 to the Registration Statement filed on April 22, 2005.

(14)	Incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement filed on June 16, 2005.

(15)	Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement filed on September 26, 2005.

(16)	Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement filed on November 16, 2006.

(17)	Incorporated by reference from Post-Effective Amendment No. 32 to the Registration Statement filed January 29, 2007.

(18)	Incorporated by reference from Post-Effective Amendment No. 33 to the Registration Statement filed April 27, 2007.

(19)	Filed herewith.

Item 24.	Persons Controlled by or Under Common Control with Registrant

The Trust, through the CommodityRealReturn Strategy Portfolio, a separate series of the Trust, wholly owns and controls the PIMCO Cayman Commodity Portfolio I Ltd. (“Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included, on a consolidated basis, in the CommodityRealReturn Strategy Portfolio’s annual and semi-annual reports to shareholders.

Item 25.	Indemnification

Reference is made to Article X of the Registrant’s Trust Instrument (Exhibit 1) which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.	Business and Other Connections of Investment Adviser

The directors and officers of PIMCO and their business and other connections are as follows:

Name	Business and Other Connections

Abdikeev, Tamerlan	Vice President, PIMCO.

Afrasiabi, Mark S.	Vice President, PIMCO.

Agredano, Carlos	Vice President, PIMCO

Ahto, Laura A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Allamanis, Georgios	Vice President, PIMCO.

Althof, Michael	Vice President, PIMCO.

Amey, Mike	Executive Vice President, PIMCO and PIMCO Europe Limited.

Ananthanarayanan, Mangala V.	Vice President, PIMCO.

Anctil, Stacie D.	Vice President, PIMCO; Assistant Treasurer, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Fund, Inc.

Anderson, Joshua M.	Executive Vice President, PIMCO.

Andrews, David S.	Executive Vice President, PIMCO.

Anochie, Kwame A.	Vice President, PIMCO.

Arnold, Tammie J.	Managing Director, PIMCO.

Asay, Michael R.	Executive Vice President, PIMCO.

Asay, Susan	Vice President, PIMCO.

Avancini, Joerg	Vice President, PIMCO.

Baburek, Daniel	Senior Vice President, PIMCO. Formerly Director, Credit Suisse First Boston.

Baker, Brian P.	Managing Director, PIMCO.

Bal, Gita	Vice President, PIMCO.

Balls, Andrew Thomas	Executive Vice President, PIMCO. Formerly Chief U.S. Economics Correspondent, The Financial Times, Washington.

Bansal, Sharad	Vice President, PIMCO.

Barnes, Donna E.	Vice President, PIMCO.

Baz, Jamil	Executive Vice President, PIMCO. Formerly Managing Director, Goldman Sachs (London).

Beaumont, Stephen B.	Executive Vice President, PIMCO.

Benson, Sandra M.	Vice President, PIMCO.

Benz II, William R.	Managing Director, PIMCO.

Ben-Zvi, Kfir	Vice President, PIMCO. Formerly Associate Director, UBS Investment Bank.

Name	Business and Other Connections

Berndt, Andreas	Senior Vice President, PIMCO.

Bertolo, Matteo	Vice President, PIMCO.

Bhansali, Vineer	Managing Director, PIMCO.

Bierman, Dave H.	Vice President, PIMCO.

Bishop, Gregory A.	Executive Vice President, PIMCO.

Blair, David James	Senior Vice President, PIMCO. Formerly Vice President, Nuveen Investments.

Blau, Volker	Executive Vice President, PIMCO.

Blomenkamp, Felix	Senior Vice President, PIMCO.

Blute, Ryan Patrick	Vice President, PIMCO.

Bodereau, Philippe	Senior Vice President, PIMCO.

Boehm, Timo	Vice President, PIMCO.

Borneleit, Adam	Senior Vice President, PIMCO.

Bosomworth, Andrew	Executive Vice President, PIMCO.

Boyd,C Robert	Vice President, PIMCO.

Bradshaw, Myles	Vice President, PIMCO. Formerly Global Fund Manager, Thrreadneedle Asset Management.

Brenner, Matthew H.	Vice President, PIMCO.

Bridwell, Jennifer S	Executive Vice President, PIMCO. Formerly Senior Account Executive, Fannie Mae.

Brittain, WH Bruce	Executive Vice President, PIMCO.

Broadwater, Kevin M.	Senior Vice President, PIMCO. Formerly Counsel, Seward & Kissel.

Brons, Jelle	Vice President, PIMCO.

Brown, Erik C.	Senior Vice President, PIMCO. Assistant Treasurer, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc.

Brune, Christopher P.	Vice President, PIMCO.

Brynjolfsson, John B	Managing Director, PIMCO.

Bui, Giang H.	Senior Vice President, PIMCO.

Burns, Michael A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Burns, Robert	Vice President, PIMCO. Formerly Senior Director, Freddie Mac.

Name	Business and Other Connections

Burns, Robert Wesley	Consulting Managing Director, PIMCO. Trustee of the Trust and PIMCO Variable Insurance Trust. Director of PCM Fund, Inc. Chairman and Director, PIMCO Strategic Global Government Fund, Inc. Director of PS Business Parks, Inc.

Byer, Jeffrey A.	Vice President, PIMCO. Formerly Vice President, JPMorgan Chase & Co.

Callin, Sabrina C.	Executive Vice President, PIMCO.

Caltagirone, Christopher	Vice President, PIMCO.

Carnachan, Robert Scott	Senior Vice President, PIMCO and PIMCO Asia PTE Limited.

Cavalieri, John R.	Senior Vice President, PIMCO.

Chen, Wing-Harn	Vice President, PIMCO. Formerly Director/Senior Analyst, ABN AMRO Inc.

Chin, Tracy	Vice President, PIMCO and PIMCO Asia PTE Limited.

Chipp, William	Vice President, PIMCO.

Chopra, Amit	Vice Presdient, PIMCO.

Clarida, Richard H	Executive Vice President, PIMCO. Formerly Chief Economic Strategist, Clinton Group Investment Advisors.

Clark, Marcia K.	Senior Vice President, PIMCO.

Clark, Raymond Matthew	Vice President, PIMCO.

Clarke, James Robert	Vice President, PIMCO.

Conseil, Cyrille R.	Executive Vice President, PIMCO.

Cooke, Anthony H.	Vice President, PIMCO.

Cornelius, Darryl P.	Vice President, PIMCO.

Cressy, Jonathan B.	Senior Vice President, PIMCO.

Cummings, John B.	Executive Vice President, PIMCO.

Cupps, Wendy W.	Managing Director, PIMCO.

Dada, Suhail H.	Executive Vice President, PIMCO.

Dahlhoff, Juergen	Vice President, PIMCO.

Danielsen, Birgitte	Vice President, PIMCO.

Dawson, Craig A.	Managing Director, PIMCO.

De Bellis, Mary	Vice President, PIMCO.

De Leon, William	Executive Vice President, PIMCO. Formerly Portfolio Manager, Ellington Management Group.

De Lorenzo, Nicola A.	Vice President, PIMCO.

Devlin, Edward	Executive Vice President, PIMCO.

Name	Business and Other Connections

Dialynas, Chris P.	Managing Director, PIMCO.

Dilek, Burcin	Vice President, PIMCO.

Dombrovsky, Anton	Vice President, PIMCO.

Dorff, David J.	Senior Vice President, PIMCO.

Dorrian, Peter G.	Senior Vice President, PIMCO. Formerly Managing Director, Financial Consulting Svcs Pty, LTD.

Dorsten, Matthew P.	Vice President, PIMCO.

Dugan, Travis J.	Vice President, PIMCO.

Durham, Jennifer E.	Senior Vice President, PIMCO and Chief Compliance Officer, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc.

Dutta, Manish	Vice President, PIMCO.

Edler, Vernon	Vice President, PIMCO.

Edwards, Ben M.	Vice President, PIMCO.

Eedes, Linda	Vice President, PIMCO.

El-Erian, Mohamed A.	Managing Director, PIMCO. Formerly President and CEO of Harvard Management Company.

Ellis, Edward L.	Vice President, PIMCO.

Eltz, Antoinette	Vice President, PIMCO and PIMCO Europe Limited.

England, Jason S.	Vice President, PIMCO.

Estep, Bret W.	Vice President, PIMCO.

Evans, Stefanie D.	Vice President, PIMCO.

Fairchild, Anne Mary	Senior Vice President, PIMCO.

Feeny, Martin E.	Vice President, PIMCO.

Fejdasz, Melissa A.	Vice President, PIMCO.

Fields, Robert A.	Senior Vice President, PIMCO.

Finkenzeller, Thomas	Vice President, PIMCO.

Fisher III, David N.	Executive Vice President, PIMCO.

Fisher, Marcellus M.	Senior Vice President, PIMCO.

Name	Business and Other Connections

Flattum, David C.	Executive Vice President, General Counsel, PIMCO. Chief Legal Officer, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc. Formerly Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Foong, Hock Meng	Executive Vice President, PIMCO. Formerly Managing Director, Bank Pictet & CHE (Asia) Ltd.

Forsyth, Andrew C.	Vice President, PIMCO. Formerly Regional Director, Russell Investment Group.

Fournier, Joseph A.	Senior Vice President, PIMCO.

Fowler, Ellen	Vice President, PIMCO.

Foxall, Julian	Senior Vice President, PIMCO.

Frisch, Ursula T.	Senior Vice President, PIMCO.

Fulford III, Richard F.	Executive Vice President, PIMCO.

Furusho, Hiroaki	Vice President, PIMCO.

Galli, Leandro J.	Vice President, PIMCO.

Gandolfi, Alessandro	Senior Vice President, PIMCO. Formerly Director, Sanpaolo IMI Group.

Garbuzov, Yuri P.	Senior Vice President, PIMCO.

Garden, Kaylee	Vice President, PIMCO.

Ghosh, Sharad	Vice President, PIMCO.

Gibson, Thomas C.	Vice President, PIMCO.

Gingrich, Robert M.	Vice President, PIMCO.

Gleason, G. Steven	Executive Vice President, PIMCO.

Gomez, Michael A.	Executive Vice President, PIMCO.

Gore, Gregory T.	Senior Vice President, PIMCO.

Gould, Linda J	Vice President, PIMCO.

Grabar, Gregory S.	Senior Vice President, PIMCO.

Grady, Myrrha H.	Vice President, PIMCO.

Graves, Zoya S.	Vice President, PIMCO.

Greer, Robert J.	Executive Vice President, PIMCO.

Griffiths, Stuart Paul	Vice President, PIMCO. Formerly Head of Compliance, American Express Bank.

Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member, PIMCO. Director and Vice President, STocksPLUS Management, Inc. Senior Vice President of the Trust and PIMCO Variable Insurance Trust.

Name	Business and Other Connections

Gruben, Kristin L.	Vice President, PIMCO.

Grzesik, Marco	Vice President, PIMCO.

Gu, Haidi	Vice President, PIMCO. Formerly Assistant Vice President/Quantitative Analyst, Highland Financial Holdings Group, LLC.

Gupta, Sachin	Senior Vice President, PIMCO.

Gupta, Shailesh	Senior Vice President, PIMCO.

Haaf, Tim	Vice President, PIMCO.

Haeckl, Tanja	Vice President, PIMCO.

Hagmeier, William Robert	Vice President, PIMCO. Formerly Vice President, Advantus Capital Management.

Hally, Gordon C.	Executive Vice President, PIMCO.

Hamalainen, Pasi M.	Managing Director and Executive Committee Member, PIMCO. Senior Vice President, PIMCO Strategic Global Government Fund, Inc.

Hardaway, John P.	Executive Vice President, PIMCO. Vice President, StocksPLUS Management, Inc. Treasurer, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc.

Harris, Brent Richard	Managing Director and Executive Committee Member, PIMCO. Director and Vice President, StocksPLUS Management, Inc. Trustee and Chairman of the Trust and PIMCO Variable Insurance Trust. Director and Chairman, PCM Fund, Inc. Director, PIMCO Luxembourg S.A. and PIMCO Luxembourg II.

Harumi, Kazunori	Executive Vice President, PIMCO.

Hastings, Arthur J.	Senior Vice President, PIMCO.

Hayes, Ray C.	Senior Vice President, PIMCO.

Heimann, Ilan	Senior Vice President, PIMCO.

Helsing, Jeffrey	Senior Vice President, PIMCO.

Heravi, Kaveh C.	Vice President, PIMCO.

Herlan, Hans Joerg	Vice President, PIMCO.

Hodge, Douglas M.	Managing Director, PIMCO.

Holden, Brent L.	Managing Director, PIMCO.

Holloway Jr., Dwight F.	Executive Vice President, PIMCO.

Horne, Jonathan L.	Vice President, PIMCO.

Name	Business and Other Connections

Hsiang, Hwa-Ming (Amy)	Vice President, PIMCO.

Hudoff, Mark T.	Executive Vice President, PIMCO.

Hughes, Mark Alan	Senior Vice President, PIMCO. Formerly Financial Analyst, W.R. Huff Asset Mgmt.

Huxhorn, Michael	Vice President, PIMCO.

Ing, Terrence	Vice President, PIMCO. Formerly Senior Research Analyst, Wells Fargo Securities Investment Group.

Isberg, Margaret E.	Managing Director, PIMCO.

Ishida, Koji	Senior Vice President, PIMCO.

Ivascyn, Daniel J.	Managing Director, PIMCO. Senior Vice President, PCM Fund, Inc. and PIMCO Strategic Global Government Fund, Inc.

Jacobs IV, Lew W.	Managing Director, PIMCO.

Jann, Juergen	Senior Vice President, PIMCO.

Johnson, Nicholas, J.	Vice President, PIMCO.

Johnson, Eric D	Vice President, PIMCO. Formerly Director of Mutual Funds, Wasatch Advisors.

Johnson, Kelly	Vice President, PIMCO.

Jones, Steven L.	Vice President, PIMCO.

Jordan, Daniel V.	Vice President, PIMCO.

Kakuchi, Tadashi	Vice President, PIMCO.

Kalra, Showbhik	Vice President, PIMCO.

Karpov, Natalie	Vice President, PIMCO.

Katz, Ulrich	Senior Vice President, PIMCO.

Kavafyan, Constance	Vice President, PIMCO. Formerly Executive Director, Morgan Stanley.

Keck, Andreas	Senior Vice President, PIMCO.

Kelleher III, Thomas J.	Vice President, PIMCO.

Keller, Erik	Vice President, PIMCO. Formerly Sr. Investment Specialist, Robeco Asset Mgmt.

Keller, James M.	Managing Director, PIMCO.

Kellerhals, Philipp	Vice President, PIMCO.

Kelly, Benjamin Marcus	Vice President, PIMCO.

Kersman, Alec	Vice President, PIMCO.

Kezelman, Jason M	Vice President, PIMCO.

Kiesel, Mark R.	Executive Vice President, PIMCO.

Name	Business and Other Connections

King Jr., John Stephen	Senior Vice President, PIMCO. Vice President, Senior Counsel, and Secretary, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc.

King, Stephanie Lorraine	Executive Vice President, PIMCO.

Kirkbaumer, Steven P.	Senior Vice President, PIMCO.

Kirkowski, John J.	Vice President, PIMCO.

Kishimoto, Yayoi	Vice President, PIMCO.

Kohari, Chisato	Vice President, PIMCO.

Komatsu, Mitsuaki	Vice President, PIMCO. Formerly Compliance Officer, Frank Russell Japan Co, Ltd.

Korinke, Kimberley Grace	Vice President, PIMCO.

Korinke, Ryan P.	Vice President, PIMCO.

Komatsu, Mitsuaki	Senior Vice President, PIMCO.

Kressin, Thomas	Senior Vice President, PIMCO.

Kuehne, Stefan	Vice President, PIMCO.

Kuhner, Kevin D.	Senior Vice President, PIMCO.

Kumar, Mukund	Vice President, PIMCO.

Lackey, Warren M.	Senior Vice President, PIMCO.

Larsen, Henrik P.	Senior Vice President, PIMCO. Vice President, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc.

LeBrun Jr., Richard R.	Vice President, PIMCO. Formerly Associate, Ropes & Gray, LLP.

Lee, Alvin Lip Sin	Vice President, PIMCO.

Lee, Robert Ru-Bor	Vice President, PIMCO.

Lehavi, Yanay	Senior Vice President, PIMCO.

Leong, Chon-Ian (Sampson)	Vice President, PIMCO.

Li, Li	Vice President, PIMCO.

Lian, Chia Liang	Vice President, PIMCO. Formerly Vice President, JP Morgan Chase Bank.

Linder, Astrid	Vice President, PIMCO.

Linder, Dominque	Vice President, PIMCO.

Liwski, Michael V.	Vice President, PIMCO.

Lofdahl, Christopher F.	Vice President, PIMCO.

Loftus, John S.	Consulting MD, PIMCO.

Name	Business and Other Connections

Loh, John J.	Vice President, PIMCO.

Long, Hui	Vice President, PIMCO.

Lopez, Joy L.	Vice President, PIMCO.

Lopez, Rafael A.	Senior Vice President, PIMCO. Formerly Vice President, State Street.

Loriferne, Matthieu H. F.	Vice President, PIMCO.

Louanges, Matthieu	Executive Vice President, PIMCO.

Lowe, Erika Hayflick	Vice President, PIMCO. Formerly Vice President, JP Morgan.

Lown, David C.	Managing Director, PIMCO.

Ludwig, Steven	Senior Vice President, PIMCO. Formerly Director, Pershing LLC.

Mak, Richard	Senior Vice President, PIMCO.

Manseau, Chantal Marie-Helene	Vice President, PIMCO.

Mariappa, Sudesh N.	Managing Director, PIMCO.

Martel, Rene	Vice President, PIMCO.

Martin, Scott W.	Senior Vice President, PIMCO.

Martini, Nadege	Vice President, PIMCO.

Masanao, Tomoya	Executive Vice President, PIMCO.

Mather, Scott A.	Managing Director, PIMCO.

Mayershofer, Veronika	Vice President, PIMCO.

McCann, Patrick Murphy	Vice President, PIMCO.

McCray, Mark V.	Managing Director, PIMCO.

McCulley, Paul A.	Managing Director, PIMCO.

McDevitt, Joseph V.	Managing Director, PIMCO. Director and Chief Executive Officer, PIMCO Europe Limited. Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.

Mead, Robert	Executive Vice President, PIMCO.

Meehan Jr., James P.	Senior Vice President, PIMCO.

Meggers, Julie Ann	Senior Vice President, PIMCO.

Merz, Frederic	Vice President, PIMCO.

Metsch, Mark E.	Vice President, PIMCO.

Mewbourne, Curtis A.	Managing Director, PIMCO.

Mierau, Kristion T.	Vice President, PIMCO.

Miller Jr., Kendall P.	Senior Vice President, PIMCO.

Name	Business and Other Connections

Miller, John M.	Executive Vice President, PIMCO.

Millimet, Scott A.	Executive Vice President, PIMCO.

Milo, Davida J.	Senior Vice President, PIMCO.

Minaki, Haruki	Executive Vice President, PIMCO. Formerly Vice President, JP Morgan Partners.

Mitchell, Gail	Senior Vice President, PIMCO.

Moeljanto, Lanny H.	Vice President, PIMCO.

Mogelof, Eric J.	Senior Vice President, PIMCO.

Molloy, Carol	Vice President, PIMCO. Formerly Consultant, Fidelity International.

Monson, Kristen S.	Executive Vice President, PIMCO.

Moore, James F.	Executive Vice President, PIMCO.

Morena, Robert	Senior Vice President, PIMCO. Formerly Managing Director, JPMorgan Asset Management.

Morrison, John E.	Vice President, PIMCO.

Muehlethaler, Jeffrey Charles	Vice President, PIMCO. Formerly Vice President, Deutsche Bank.

Mukherji, Raja	Senior Vice President, PIMCO. Formerly Senior Research Analyst, Chatham Asset Management.

Mulcahy, Matthew J.	Vice President, PIMCO.

Murano, Yuko	Vice President, PIMCO.

Murata, Alfred T.	Senior Vice President, PIMCO.

Muzzy, James Frederic	Managing Director, PIMCO. Chairman and Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited. Director and Vice President, STocksPLUS Management, Inc.

Nabors, Robin	Vice President, PIMCO.

Nambimadom, Ramakrishnan S.	Senior Vice President, PIMCO.

Nest, Matthew J.	Vice President, PIMCO.

Ng, Albert K.	Vice President, PIMCO.

Nguyen, Tommy D.	Vice President, PIMCO.

Nicholls, Steven B.	Senior Vice President, PIMCO.

Nieves, Roger O.	Senior Vice President, PIMCO.

Nojima, Sachiko	Vice President, PIMCO.

Norris, John F.	Vice President, PIMCO.

O’Connell, Gillian	Senior Vice President, PIMCO.

Name	Business and Other Connections

Okamura, Shigeki	Senior Vice President, PIMCO.

Okuma, Sachiko	Vice President, PIMCO.

Okun, Ric	Senior Vice President, PIMCO.

Olazabal, Joshua A.	Vice President, PIMCO. Formerly Consultant, McKinsey & Co.

Oliva, Jennifer L.	Vice President, PIMCO.

Ong, Arthur Y.D.	Senior Vice President, PIMCO.

Ongaro, Douglas J.	Executive Vice President, PIMCO.

Osborne, Simon Timothy	Vice President, PIMCO.

Osses, Guillermo Ariel	Senior Vice President, PIMCO. Formerly Director, Barclays Capital.

Otterbein, Marie S.	Vice President, PIMCO.

Otterbein, Thomas J.	Managing Director, PIMCO.

Ozeki, Koyo	Executive Vice President, PIMCO. Formerly Senior Advisor, Nomura Securities.

Pagani, Lorenzo P.	Senior Vice President, PIMCO.

Parikh, Saumil H.	Executive Vice President, PIMCO.

Paulson, Bradley W.	Executive Vice President, PIMCO.

Perez, Iohan	Vice President, PIMCO.

Perez, Keith	Senior Vice President, PIMCO.

Philipp, Elizabeth M.	Executive Vice President, PIMCO.

Phillipson, Daniel	Vice President, PIMCO.

Pimentel, Rudolph	Senior Vice President, PIMCO.

Pittman, David J.	Senior Vice President, PIMCO.

Podlich, William F.	Consulting MD, PIMCO.

Porterfield, Mark J.	Executive Vice President, PIMCO.

Potthof, Axel	Senior Vice President, PIMCO.

Powers, William C.	Managing Director, PIMCO and Senior Vice President of PCM Fund, Inc.

Pricer, Jesse L.	Vice President, PIMCO.

Putyatin, Vladyslav	Senior Vice President, PIMCO. Formerly Director, Deutsche Bank AG.

Qu, Wendong	Senior Vice President, PIMCO.

Rahari, Pierre-Yves	Vice President, PIMCO. Formerly Senior Associate, Morgan Stanley Investment Management (Luxembourg).

Ratner, Joshua D.	Vice President, PIMCO. Assistant Secretary, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc. Formerly Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Name	Business and Other Connections

Ravano, Emanuele	Managing Director, PIMCO.

Reimer, Danelle J.	Vice President, PIMCO.

Reimer, Ronald M.	Senior Vice President, PIMCO.

Reisz, Paul W.	Senior Vice President, PIMCO.

Repoulis, Yiannis	Senior Vice President, PIMCO.

Rice, Thomas Edmund	Senior Vice President, PIMCO.

Rodosky, Stephen A.	Executive Vice President, PIMCO.

Rogers, William A.	Vice President, PIMCO.

Rollins, Melody	Senior Vice President, PIMCO.

Romano, Mark A.	Senior Vice President, PIMCO.

Roney, Scott L.	Executive Vice President, PIMCO.

Ronnie, Stephen	Vice President, PIMCO.

Rosen, Bret Jonathan George	Vice President, PIMCO. Formerly Vice President, Trust Company of the West.

Rowe, Cathy T.	Vice President, PIMCO.

Rudolph, Lynn	Vice President, PIMCO. Formerly Head of Human Resources, ING.

Ruthen, Seth R.	Executive Vice President, PIMCO.

Sakane, Yoshiyuki	Vice President, PIMCO.

Sargent, Jeffrey M.	Executive Vice President, PIMCO, Senior Vice President of Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Fund, Inc.

Schaus, Stacy Leigh	Senior Vice President, PIMCO. Formerly Principal, Hewitt Associates.

Scherzinger, Marion	Vice President, PIMCO.

Schmider, Ernest L.	Managing Director, PIMCO. President, the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc. Director and Assistant Secretary, StocksPLUS Management, Inc.

Schnatterer, Monika	Vice President, PIMCO.

Schucking, Ivor E.	Executive Vice President, PIMCO.

Schuetz, Patricia Ann	Vice President, PIMCO. Formerly Director, Credit Suisse Asset Management.

Schulist, Stephen O.	Senior Vice President, PIMCO.

Schultes, Adrian O.	Vice President, PIMCO. Formerly Regional Director, Ibbotson Associates.

Name	Business and Other Connections

Schwab, Gerlinde	Vice President, PIMCO.

Schwetz, Myckola	Vice President, PIMCO.

Scibisz, Iwona E.	Vice President, PIMCO.

Scorah, Ian	Vice President, PIMCO. Formerly Senior Investment Lawyer, Morley Fund Management Limited.

Sejima, Toru	Vice President, PIMCO.

Seksaria, Rahul M.	Vice President, PIMCO.

Senne, Verena	Senior Vice President, PIMCO.

Sesay, Therenah	Vice President, PIMCO.

Shaler, Timothy L.	Senior Vice President, PIMCO.

Shaw, Matthew D.	Vice President, PIMCO.

Sheehy, Erica H.	Vice President, PIMCO.

Shepherd, Julie M.	Vice President, PIMCO.

Shiroyama, Taro	Vice President, PIMCO.

Short, Jonathan D.	Executive Vice President, PIMCO. Formerly Senior Vice President, Putnam Investments.

Simon, W Scott	Managing Director, PIMCO.

Skobtsov, Ivan	Senior Vice President, PIMCO.

Smith, Kenton Todd	Senior Vice President, PIMCO.

Somersan-Coqui, Aylin	Vice President, PIMCO.

Sonner, Michael	Senior Vice President, PIMCO.

Soto, Alyssa Michele	Vice President, PIMCO.

Spajic, Luke	Senior Vice President, PIMCO. Formerly Proprietary Trader, Goldman Sachs.

Spalding, Scott M.	Senior Vice President, PIMCO.

Spandri, Tobias	Vice President, PIMCO.

Spicijaric, Jennifer N.	Vice President, PIMCO.

Springer, Jeffrey	Senior Vice President, PIMCO.

Stack, Candice E.	Vice President, PIMCO.

Staub, Christian Martin	Senior Vice President, PIMCO. Formerly Managing Director, AGI (Schweiz) AG.

Stauffer, Christina	Vice President, PIMCO.

Strauch, Joel Edward	Senior Vice President, PIMCO.

Stravato, Richard	Vice President, PIMCO.

Name	Business and Other Connections

Strelow, Peter G	Executive Vice President, PIMCO.

Struc, Alexandru	Vice President, PIMCO.

Sun, Hao	Vice President, PIMCO. Formerly Director, ING Bank, Hong Kong.

Suo, Tina	Vice President, PIMCO. Formerly Portfolio Manager/Strategist, An Equity Market Neutral Hedge Fund.

Suskind, Donald W.	Vice President, PIMCO.

Takano, Makoto	Managing Director, PIMCO.

Takechi, Yoichi	Vice President, PIMCO. Formerly Manager, Mizuho Securities.

Takeuchi, Ichiro	Vice President, PIMCO.

Takizuka, Hikaru	Vice President, PIMCO.

Tam Joe	Vice President, PIMCO.

Tarman, Daniel	Executive Vice President, PIMCO.

Telish, Christine M.	Vice President, PIMCO.

Tersin, Dominique	Vice President, PIMCO.

Theodore, Kyle J.	Senior Vice President, PIMCO.

Thompson, Michael Frazier	Senior Vice President, PIMCO. Formerly Client Service Executive, WAMCO.

Thompson, William S.	Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO. Director and President, StocksPLUS Management, Inc. Senior Vice President, the Trust, PCM Fund, Inc. and PIMCO Variable Insurance Trust.

Thurston, Powell C.	Senior Vice President, PIMCO.

Toloui-Tehrani, Ramin	Executive Vice President, PIMCO. Formerly Director, Office of the Western Hemisphere, U.S. Department of Treasury.

Tomlinson, Brian	Vice President, PIMCO.

Traber, Eva-Maria	Vice President, PIMCO.

Tran, Loc K.	Vice President, PIMCO.

Trevithick, Natalie	Senior Vice President, PIMCO. Formerly Credit Trader, Barclays Capital.

Trovato, Michael J.	Vice President, PIMCO.

Tse, Koonnang C.	Vice President, PIMCO.

Tsubota, Shiro	Senior Vice President, PIMCO. Formerly Head of Asset Mgmt Advisory, Deutsche Securities Ltd, Tokyo.

Tzemach, Y. Gayle	Vice President, PIMCO.

Tyson, Richard E.	Executive Vice President, PIMCO.

Name	Business and Other Connections

Vallarta-Jordal, Maria-Theresa F.	Senior Vice President, PIMCO.

Van De Zilver, Peter A.	Vice President, PIMCO.

van Heel, Marc	Executive Vice President, PIMCO.

van Zoelen, Henk Jan	Senior Vice President, PIMCO. Formerly Investment Consultant, Watson Wyatt.

Velasco, Christine Ann	Vice President, PIMCO.

Velicer, Erik A.	Vice President, PIMCO.

Viana, David	Senior Vice President, PIMCO.

von der Linden, Greg	Vice President, PIMCO. Formerly Senior Vice President, Bank of America.

Wada, Hiromi	Senior Vice President, PIMCO. Formerly Vice President, Cititrust & Banking Corporation.

Walenbergh, Mark	Vice President, PIMCO.

Walker, Trent W.	Senior Vice President, PIMCO and Assistant Treasurer of Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Funds, Inc. Formerly Senior Manager, Pricewaterhouse Coopers.

Walther, Kasten	Vice President, PIMCO.

Ward, Jim	Executive Vice President, PIMCO.

Warner, Hansford B.	Vice President, PIMCO.

Watchorn, Michael	Senior Vice President, PIMCO. Formerly Managing Director, Oaktree Capital Management/Trust Company of the West.

Watford, Charles	Vice President, PIMCO.

Webster, Duncan	Senior Vice President, PIMCO. Formerly Head of Portfolio Strategies and Capital Markets, Group Investments, Allianz SE, Munich Germany.

Weil, Richard M.	Managing Director, PIMCO.

Weinberger, Michele Deborah	Vice President, PIMCO. Formerly Vice President, Goldman Sachs Asset Mgmt.

Wendler, Paul F.	Vice President, PIMCO.

White, Timothy C.	Senior Vice President, PIMCO.

Whiting, Lori Lynn	Senior Vice President, PIMCO.

Whitton, Bransby M.	Senior Vice President, PIMCO.

Wild, Christian	Senior Vice President, PIMCO.

Wildermuth, Paul T.	Vice President, PIMCO.

Wildforster, Kai	Vice President, PIMCO.

Willemsen, Michael J.	Vice President, PIMCO, of the Trust, PCM Fund, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Fund, Inc.

Name	Business and Other Connections

Williams III, Charles A	Vice President, PIMCO.

Williams, Jason A.	Vice President, PIMCO.

Wilner, Mitchell W.	Senior Vice President, PIMCO. Formerly Director/Senior Trader, Mason Street Advisors, LLC.

Wilson, John F.	Executive Vice President, PIMCO.

Wilson, Susan L.	Executive Vice President, PIMCO.

Winters, Kevin M.	Vice President, PIMCO.

Witt, Frank	Senior Vice President, PIMCO.

Wittkop, Andrew T.	Vice President, PIMCO.

Wolf, Greggory S.	Vice President, PIMCO.

Wong, Tammy Nguyen	Vice President, PIMCO.

Wood, George H.	Executive Vice President, PIMCO.

Worah, Mihir P.	Executive Vice President, PIMCO.

Xu, Jianghua (John)	Vice President, PIMCO.

Yamamoto, Shinichi	Senior Vice President, PIMCO.

Yang, Jing	Vice President, PIMCO. Formerly Structurer, Morgan Stanley.

Yasnov, Vadim I.	Vice President, PIMCO.

Yildiz, Sadettin	Vice President, PIMCO.

Young, David	Executive Vice President, PIMCO.

Yu, Anna W.	Vice President, PIMCO.

Yu, Cheng-Yuan	Executive Vice President, PIMCO.

Yu, Walter	Vice President, PIMCO.

Zerner, Mary	Vice President, PIMCO. Formerly Senior Vice President, Lazard Asset Management Limited - London.

Zhang, Ji Sheng	Vice President, PIMCO.

Zheng, Yingying	Vice President, PIMCO.

Zhu, Changhong	Managing Director, PIMCO.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660.

The address of Allianz Global Investors of America L.P. is 680 Newport Center Drive, Newport Beach, CA 92660.

The address of Allianz Global Investors Distributors LLC is 1345 Avenue of the Americas, New York, New York, 10105.

The address of PS Business Parks, Inc. is 701 Western Avenue, Glendale, CA 91201.

The directors and officers of Research Affiliates LLC (“Research Affiliates”) and their business and other connections are as follows:

Name	Business and Other Connections
Arnott, Robert D.	Chairman, Founder, Research Affiliates, LLC Formerly Editor, Financial Analysts Journal.

Brennan, Stephen	Vice President, Marketing, Research Affiliates, LLC

Gratz, Doug	Associate Director, Marketing & Affiliate Relations, Research Affiliates, LLC

Hennessy, David	Managing Director, Marketing, Research Affiliates, LLC

Hsu, Jason	Managing Director, Research & Investment Management, Research Affiliates, LLC

Li, Feifei	Associate Director, Research, Research Affiliates, LLC

Nesbit, Janine	Managing Director, Administration & Chief Legal Officer, Research Affiliates, LLC

Sherrerd, Katy	Managing Director, Strategic Planning & Affiliate Relations, Research Affiliates, LLC

West, John	Associate Director & Product Specialist, Research Affiliates, LLC

Zhu, Julia	Vice President, Research, Research Affiliates

Kong, Suzanna	Vice President, Investment Management, Research Affiliates, LLC

Harkins, Daniel M	Chief Compliance Officer & Senior Counsel, Research Affiliates, LLC

McCarty, Greg	Director of Technology, Research Affiliates, LLC

Larsen, Michael	Vice President, Strategic Planning & Affiliate Relations, Research Affiliates, LLC
The address of Research Affiliates, LLC is 155 N. Lake Ave., Suite 900, Pasadena, CA 91101.

Item 27.	Principal Underwriters

(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for the Allianz Funds. The Distributor is an indirect subsidiary of Allianz Global Investors of America L.P.

(b)

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant
Aarts, Erik M.	Managing Director	None

Albanese, Isabella	Vice President	None

Allen, Michael T.	Vice President	None

Anders, Michael L.	Vice President	None

Aymond, Colin C.	Senior Vice President	None

Beck, Lee D.	Senior Vice President	None

Berge, Wendy	Vice President	None

Biggers, Clark H.	Vice President	None

Bishopp, Malcolm F.	Managing Director	None

Brannan, Mike	Senior Vice President	None

Brennan, Deborah P.	Vice President, Compliance Officer	None

Brenes, Jennifer Ann	Vice President	None

Brown, Matt	Senior Vice President	None

Bruce, Fred	Senior Vice President	None

Bulman, Bryce B.	Senior Vice President	None

Burke, Martin	Senior Vice President, Divisional Sales Manager	None

Callinan, Richard E.	Senior Vice President	None

Cardillo, John T.	Vice President	None

Casenhiser, Christopher A.	Senior Vice President	None

Chung, Alice W.	Vice President	None

Cotton, Lesley	Vice President, Senior Copywriter	None

Cox, Ira W.	Senior Vice President	None

Daly, Daniel	Vice President, On-Line Marketing	None

Davidson, Kellie E.	Assistant Secretary	None

DeCicco, Lucianne	Vice President	None

DeNicolo, Paul	Senior Vice President	None

Downing, Eric D.	Senior Vice President	None

Farrell, James C.	Vice President	None

Fessel, Jonathan P.	Senior Vice President	None

Francis, Christopher D.	Vice President	None

Frank, Megan L.	Vice President	None

Frederick, David G.	Vice President	None

Gallagher, Michael J.	Senior Vice President	None

Georgiou, Patrice	Vice President	None

Gengo, Joseph	Senior Vice President	None

Gibbons, Michaela A.	Senior Vice President	None

Gray, Ronald H.	Senior Vice President	None

Hally, Dan	Senior Vice President	None

Ham, JoAnn	Senior Vice President	None

Hammond, Ned	Senior Vice President	None

Harrington, John	Vice President	None

Harry, Seon L.	Vice President	None

Hart, Jonathan C.	Senior Vice President	None

Hartnett, James T.	Vice President	None

Hayes, Derek B.	Senior Vice President	None

Healey, William V.	Executive Vice President, Chief Legal Officer, Secretary	None

Higgins, Timothy J.	Senior Vice President	None

Hoffmann, Christoph	Senior Vice President, Chief Operating Officer, Global Retail Division	None

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant

Hooper, Kristina	Executive Vice President	None

Horan, Christopher	Vice President	None

Howell, Steve	Vice President	None

Hui, Renee W.	Vice President	None

Hussey, John B.	Senior Vice President	None

Jacobs, Brian	Managing Director, Co-Head of Sales	None

Jettelson, Teresa	Vice President	None

Kanode, Dustin	Vice President	None

Kirk, Richard	Senior Vice President, Associate General Counsel	None

Klepacki, Jeffrey G.	Senior Vice President	None

Kobata, Matthew T.	Senior Vice President	None

Koth, Matthew A.	Vice President	None

Kravetzky, Leslie S.	Senior Vice President	None

Laing, Andrew G.	Senior Vice President	None

Laut, Stephen	Senior Vice President	None

Leahy O’Connor, Brooke	Vice President	None

Leber, Jeremy	Vice President	None

Lewis, Robert J.	Senior Vice President	None

Lynch, William E.	Senior Vice President, Divisional Sales Manager	None

Maag, Troy C.	Vice President	None

Maloney, Andy	Senior Vice President	None

Maher, Sean P.	Vice President	None

Martin, Colleen	Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller	None

McAdams, Ann	Senior Vice President	None

McCarthy, Peter J.	Senior Vice President	None

McGeever, Kimberly	Vice President	None

McMenamin, Joseph T.	Senior Vice President	None

Meyer, Wayne	Senior Vice President	None

Meyers, Andrew J.	Managing Director, Chief Operating Officer	None

Milburn, R. Lee	Senior Vice President	None

Minnix, Joseph P.	Vice President	None

Moore, E. Blake, Jr.	Managing Director and Chief Executive Officer	None

Moxon, John G.	Vice President	None

Moyer, Fiora N.	Senior Vice President	None

Murphy, George	Senior Vice President	None

Murphy, Gregory J.	Senior Vice President	None

Murphy, Kerry A.	Senior Vice President	None

Neugebauer, Phil J.	Managing Director	None

Nguyen, Vinh T.	Senior Vice President, Treasurer	None

Nickodemus, Paul R.	Senior Vice President	None

Nishimi, Ryne A.	Senior Vice President	None

Nizzardo, Jeffrey P.	Vice President	None

Ohstrom, Debra C.	Vice President	None

Orr, Kelly	Senior Vice President	None

Patrick, James K. IV	Managing Director, Co-Head of Sales	None

Pearlman, Joffrey H.	Senior Vice President	None

Peluso, Ralph A.	Vice President	None

Pisapia, Glynne	Senior Vice President	None

Plump, Steven B.	Executive Vice President	None

Potesta, Tiffani A.	Vice President	None

Prinstein, Peter M.	Vice President	None

Puntoriero, Michael J.	Managing Director	None

Quigley, Jennifer	Senior Vice President	None

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant

Rheingold, Joni H.	Senior Vice President	None

Riccio, Frank J.	Vice President	None

Rose, Scott	Senior Vice President	None

Rosoff, Jay S.	Executive Vice President	None

Rotondi, John	Vice President, Chief Compliance Officer	None

Rudman, Stephen M.	Senior Vice President, Head of Internal Sales	None

Scanlan, Thomas H.	Senor Vice President	None

Shanley, Kevin M.	Vice President	None

Siemon, Jr., Frank E.	Senior Vice President	None

Simutis, Christopher T.	Senior Vice President	None

Smith, Cathy	Executive Vice President	None

Smith Jr., Eugene M.	Senior Vice President, Design Director	None

Smith, Marty	Senior Vice President	None

Sorenson, Linda M.	Vice President	None

Spezakis, Zinovia	Managing Director	None

Stahl, Cathleen Meere	Vice President	None

Stergiou, John J.	Vice President	None

Teceno, Fred	Senior Vice President	None

Thomas, Mark G.	Executive Vice President	None

Thomas, Jr., William H.	Executive Vice President	None

Thompson, Kathleen C.	Vice President, National Accounts Manager	None

Tiedemann Jr., Barrie L.	Senior Vice President	None

Toner, William T.	Senior Vice President	None

Triolo, Richard	Senior Vice President, Divisional Sales Manager	None

Troyer, Paul H.	Senior Vice President	None

Walsh, Kerry M.	Vice President	None

Warkow, Brenda C.	Senior Vice President	None

Weichbrodt, Austin A.	Vice President	None

Welker, Steve J.	Senior Vice President	None

Whitehouse, Scott	Senior Vice President	None

Willbrand, James Kevin	Vice President	None

Willett, Nick	Senior Vice President, Divisional Sales Manager	None

Wingate, Justin R.	Vice President	None

Zimmerman, Glen A.	Senior Vice President	None

*	The business address of all officers of the Distributor is 1345 Avenue of the Americas, 4th Floor, New York, NY 10105, or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.

Item 28.	Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, and Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105.

Item 29.	Management Services

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 34 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 29th day of April, 2008.

PIMCO VARIABLE INSURANCE TRUST

By:
Ernest L. Schmider*** President

*By:	/s/ Robert W. Helm
Robert W. Helm, as attorney-in-fact

SIGNATURES

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures	Title	Date

Brent R. Harris*	Trustee	April 29, 2008

E. Philip Cannon*	Trustee	April 29, 2008

Vern O. Curtis*	Trustee	April 29, 2008

J. Michael Hagan*	Trustee	April 29, 2008

William J. Popejoy*	Trustee	April 29, 2008

R. Wesley Burns*	Trustee	April 29, 2008

Ernest L. Schmider***	President (Principal Executive Officer)	April 29, 2008

John P. Hardaway**	Treasurer (Principal Financial and Accounting Officer)	April 29, 2008

* By:	/s/ Robert W. Helm
Robert W. Helm as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to Registration Statement File No. 333-37115 on January 31, 2001.

**	Pursuant to a power of attorney filed with the initial Registration Statement on October 3, 1997.

***	Pursuant to a power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement filed on June 16, 2005.

EXHIBIT LIST

(d)(8)	Form of Supplement to Investment Advisory Contract

(h)(17)	PIMCO Cayman Commodity Portfolio I Ltd. Appointment of Agent for Service of Process

(i)	Opinion and Consent of Counsel

(j)(1)	Consent of Independent Registered Public Accounting Firm

(m)(4)	Amended and Restated Services Plan for Administrative Class Shares